UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Select Portfolios®
Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio

Semiconductors Portfolio (formerly Electronics Portfolio)

IT Services Portfolio

Software and IT Services Portfolio

Technology Portfolio

Semi-Annual Report

August 31, 2016

Contents

Communications Equipment Portfolio
Investment Summary
Investments
Financial Statements
Computers Portfolio
Investment Summary
Investments
Financial Statements
Semiconductors Portfolio
Investment Summary
Investments
Financial Statements
IT Services Portfolio
Investment Summary
Investments
Financial Statements
Software and IT Services Portfolio
Investment Summary
Investments
Financial Statements
Technology Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Communications Equipment Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	20.1	18.9
Qualcomm, Inc.	17.2	17.0
CommScope Holding Co., Inc.	5.2	4.9
F5 Networks, Inc.	5.2	6.0
Harris Corp.	5.0	4.7
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.9	4.6
Nokia Corp. sponsored ADR	4.6	5.4
Juniper Networks, Inc.	4.3	4.7
Brocade Communications Systems, Inc.	3.9	4.5
NetScout Systems, Inc.	1.9	1.2
	72.3

Top Industries (% of fund's net assets)

As of August 31, 2016
Communications Equipment	72.4%
Semiconductors & Semiconductor Equipment	17.9%
Technology Hardware, Storage & Peripherals	3.6%
Internet Software & Services	1.9%
All Others*	2.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Communications Equipment	89.3%
Technology Hardware, Storage & Peripherals	3.2%
Semiconductors & Semiconductor Equipment	1.7%
Electronic Equipment & Components	1.6%
Internet Software & Services	1.4%
All Others*	2.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Communications Equipment Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Communications Equipment - 72.4%
Communications Equipment - 72.4%
ADTRAN, Inc.	78,400	$1,440,992
Arista Networks, Inc. (a)(b)	8,000	637,440
Arris International PLC (a)	124,223	3,486,940
Brocade Communications Systems, Inc.	827,850	7,434,093
Calix Networks, Inc. (a)	15,400	114,576
Ciena Corp. (a)	28,900	619,905
Cisco Systems, Inc.	1,202,876	37,818,420
CommScope Holding Co., Inc. (a)	330,500	9,772,885
EchoStar Holding Corp. Class A (a)	24,200	937,992
Extreme Networks, Inc. (a)	23,100	90,783
F5 Networks, Inc. (a)	79,135	9,712,239
Finisar Corp. (a)	159,100	3,369,738
Harris Corp.	100,600	9,353,788
Infinera Corp. (a)	61,614	528,648
InterDigital, Inc.	40,000	2,856,400
Ixia (a)	131,700	1,518,501
Juniper Networks, Inc.	349,712	8,071,353
Lumentum Holdings, Inc. (a)	25,520	896,262
Mitel Networks Corp. (a)	54,200	395,660
Motorola Solutions, Inc.	37,959	2,922,463
NETGEAR, Inc. (a)	16,950	966,150
NetScout Systems, Inc. (a)	122,000	3,608,760
Nokia Corp. sponsored ADR (b)	1,523,903	8,640,530
Oclaro, Inc. (a)	79,400	625,672
Palo Alto Networks, Inc. (a)	15,300	2,037,501
Plantronics, Inc.	34,500	1,747,425
Polycom, Inc. (a)	147,263	1,831,952
Radware Ltd. (a)	198,091	2,684,133
Sandvine Corp. (U.K.)	210,600	590,978
Sonus Networks, Inc. (a)	104,660	902,169
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	1,293,980	9,213,138
Viavi Solutions, Inc. (a)	211,800	1,647,804
		136,475,290
Diversified Financial Services - 0.6%
Other Diversified Financial Services - 0.6%
Broadcom Ltd.	6,373	1,124,325
Electronic Equipment & Components - 1.8%
Electronic Components - 0.2%
II-VI, Inc. (a)	18,200	385,658
Electronic Equipment & Instruments - 0.7%
Keysight Technologies, Inc. (a)	41,800	1,271,974
Electronic Manufacturing Services - 0.4%
Fabrinet (a)	800	31,056
Jabil Circuit, Inc.	24,400	517,036
TE Connectivity Ltd.	2,800	177,996
		726,088
Technology Distributors - 0.5%
CDW Corp.	22,500	1,004,625

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		3,388,345

Internet Software & Services - 1.9%
Internet Software & Services - 1.9%
Alphabet, Inc.:
Class A	1,550	1,224,268
Class C (a)	1,705	1,307,820
Rackspace Hosting, Inc. (a)	5,800	182,410
Web.com Group, Inc. (a)	50,000	873,000
		3,587,498
IT Services - 0.3%
IT Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	8,200	471,008
Semiconductors & Semiconductor Equipment - 17.9%
Semiconductors - 17.9%
GSI Technology, Inc. (a)	52,485	256,652
Marvell Technology Group Ltd.	4,000	49,600
Maxim Integrated Products, Inc.	8,200	333,904
NXP Semiconductors NV (a)	3,400	299,268
ON Semiconductor Corp. (a)	20,400	220,320
Qorvo, Inc. (a)	4,400	252,692
Qualcomm, Inc.	512,819	32,343,494
Semtech Corp. (a)	1,200	31,920
		33,787,850
Software - 0.4%
Systems Software - 0.4%
Check Point Software Technologies Ltd. (a)	9,800	752,052
Technology Hardware, Storage & Peripherals - 3.6%
Technology Hardware, Storage & Peripherals - 3.6%
BlackBerry Ltd. (a)	330,000	2,503,813
EMC Corp.	75,900	2,200,341
HP, Inc.	98,000	1,408,260
Samsung Electronics Co. Ltd.	399	579,220
		6,691,634
TOTAL COMMON STOCKS
(Cost $169,176,747)		186,278,002

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 0.42% (c)	2,584,399	2,584,399
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	10,656,100	10,656,100
TOTAL MONEY MARKET FUNDS
(Cost $13,240,499)		13,240,499
TOTAL INVESTMENT PORTFOLIO - 105.9%
(Cost $182,417,246)		199,518,501
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(11,099,659)
NET ASSETS - 100%		$188,418,842

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,847
Fidelity Securities Lending Cash Central Fund	63,086
Total	$66,933

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.9%
Sweden	4.9%
Finland	4.6%
Canada	1.8%
United Kingdom	1.8%
Israel	1.8%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,102,946) — See accompanying schedule: Unaffiliated issuers (cost $169,176,747)	$186,278,002
Fidelity Central Funds (cost $13,240,499)	13,240,499
Total Investments (cost $182,417,246)		$199,518,501
Receivable for investments sold		1,025,588
Receivable for fund shares sold		166,340
Dividends receivable		486,666
Distributions receivable from Fidelity Central Funds		4,070
Prepaid expenses		1,409
Other receivables		811
Total assets		201,203,385
Liabilities
Payable for investments purchased	$1,821,638
Payable for fund shares redeemed	158,255
Accrued management fee	84,769
Other affiliated payables	43,661
Other payables and accrued expenses	20,120
Collateral on securities loaned, at value	10,656,100
Total liabilities		12,784,543
Net Assets		$188,418,842
Net Assets consist of:
Paid in capital		$174,013,451
Undistributed net investment income		1,538,064
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,233,928)
Net unrealized appreciation (depreciation) on investments		17,101,255
Net Assets, for 6,062,028 shares outstanding		$188,418,842
Net Asset Value, offering price and redemption price per share ($188,418,842 ÷ 6,062,028 shares)		$31.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$2,265,077
Income from Fidelity Central Funds (including $63,086 from security lending)		66,933
Total income		2,332,010
Expenses
Management fee	$483,918
Transfer agent fees	225,096
Accounting and security lending fees	34,940
Custodian fees and expenses	4,363
Independent trustees' fees and expenses	1,927
Registration fees	13,771
Audit	19,412
Legal	1,807
Miscellaneous	1,247
Total expenses before reductions	786,481
Expense reductions	(3,686)	782,795
Net investment income (loss)		1,549,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(845,311)
Foreign currency transactions	(480)
Total net realized gain (loss)		(845,791)
Change in net unrealized appreciation (depreciation) on: Investment securities	26,495,476
Assets and liabilities in foreign currencies	653
Total change in net unrealized appreciation (depreciation)		26,496,129
Net gain (loss)		25,650,338
Net increase (decrease) in net assets resulting from operations		$27,199,553

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,549,215	$2,221,388
Net realized gain (loss)	(845,791)	3,587,956
Change in net unrealized appreciation (depreciation)	26,496,129	(44,367,927)
Net increase (decrease) in net assets resulting from operations	27,199,553	(38,558,583)
Distributions to shareholders from net investment income	(377,333)	(1,909,084)
Distributions to shareholders from net realized gain	–	(4,239,791)
Total distributions	(377,333)	(6,148,875)
Share transactions
Proceeds from sales of shares	12,403,714	11,320,528
Reinvestment of distributions	359,440	5,866,394
Cost of shares redeemed	(20,622,094)	(66,657,375)
Net increase (decrease) in net assets resulting from share transactions	(7,858,940)	(49,470,453)
Redemption fees	1,036	1,390
Total increase (decrease) in net assets	18,964,316	(94,176,521)
Net Assets
Beginning of period	169,454,526	263,631,047
End of period	$188,418,842	$169,454,526
Other Information
Undistributed net investment income end of period	$1,538,064	$366,182
Shares
Sold	429,862	380,053
Issued in reinvestment of distributions	13,000	202,174
Redeemed	(725,541)	(2,229,389)
Net increase (decrease)	(282,679)	(1,647,162)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Communications Equipment Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$26.71	$32.99	$31.24	$24.31	$24.50	$29.60
Income from Investment Operations
Net investment income (loss)B	.25	.31	.28	.18	.14C	.03
Net realized and unrealized gain (loss)	4.18	(5.64)	3.52	6.95	(.14)D	(5.10)
Total from investment operations	4.43	(5.33)	3.80	7.13	–	(5.07)
Distributions from net investment income	(.06)	(.30)	(.30)	(.20)	(.17)	(.03)
Distributions from net realized gain	–	(.65)	(1.75)	–	–	–
Tax return of capital	–	–	–	–	(.02)	–
Total distributions	(.06)	(.95)	(2.05)	(.20)	(.19)	(.03)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$31.08	$26.71	$32.99	$31.24	$24.31	$24.50
Total ReturnF,G	16.61%	(16.38)%	12.49%	29.41%	.07%D	(17.13)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.89%J	.90%	.89%	.92%	.93%	.90%
Expenses net of fee waivers, if any	.89%J	.89%	.89%	.92%	.93%	.90%
Expenses net of all reductions	.89%J	.89%	.89%	.90%	.89%	.89%
Net investment income (loss)	1.76%J	1.04%	.89%	.69%	.61%C	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$188,419	$169,455	$263,631	$347,345	$316,012	$332,598
Portfolio turnover rateK	30%J	30%	42%L	65%	54%	91%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been (.19)%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	21.9	22.9
EMC Corp.	9.4	11.2
HP, Inc.	7.5	5.0
Facebook, Inc. Class A	5.0	4.2
Seagate Technology LLC	4.9	5.0
IBM Corp.	4.9	4.9
Hewlett Packard Enterprise Co.	4.8	4.8
Alphabet, Inc. Class A	4.6	4.4
Western Digital Corp.	3.9	4.1
Canon, Inc. sponsored ADR	3.2	1.8
	70.1

Top Industries (% of fund's net assets)

As of August 31, 2016
Technology Hardware, Storage & Peripherals	72.0%
Internet Software & Services	12.5%
IT Services	8.0%
Semiconductors & Semiconductor Equipment	2.1%
Internet & Catalog Retail	0.4%
All Others*	5.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Technology Hardware, Storage & Peripherals	75.2%
Internet Software & Services	11.6%
IT Services	7.8%
Electronic Equipment & Components	2.6%
Communications Equipment	1.0%
All Others*	1.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Computers Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Internet & Catalog Retail - 0.4%
Internet & Direct Marketing Re - 0.4%
Amazon.com, Inc. (a)	2,000	$1,538,320
Internet Software & Services - 12.5%
Internet Software & Services - 12.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	57,012	5,540,996
Alphabet, Inc.:
Class A	23,900	18,877,415
Class C (a)	8,557	6,563,647
Facebook, Inc. Class A (a)	162,056	20,438,503
		51,420,561
IT Services - 8.0%
Data Processing & Outsourced Services - 2.3%
MasterCard, Inc. Class A	39,200	3,787,896
Visa, Inc. Class A	73,700	5,962,330
		9,750,226
IT Consulting & Other Services - 5.7%
IBM Corp.	127,190	20,207,947
Teradata Corp. (a)	100,857	3,200,193
		23,408,140

TOTAL IT SERVICES		33,158,366

Semiconductors & Semiconductor Equipment - 2.1%
Semiconductors - 2.1%
Cavium, Inc. (a)	65,273	3,634,401
Qualcomm, Inc.	79,271	4,999,622
		8,634,023
Technology Hardware, Storage & Peripherals - 72.0%
Technology Hardware, Storage & Peripherals - 72.0%
3D Systems Corp. (a)(b)	77,600	1,125,200
Apple, Inc.	848,043	89,977,363
BlackBerry Ltd. (a)	205,093	1,556,656
Canon, Inc. sponsored ADR (b)	464,585	13,301,069
Cray, Inc. (a)	305,287	6,991,072
Diebold, Inc.	232,221	6,516,121
Eastman Kodak Co. (a)	622,336	9,639,985
Electronics for Imaging, Inc. (a)	86,696	4,081,648
EMC Corp.	1,334,854	38,697,417
Hewlett Packard Enterprise Co.	927,856	19,930,347
HP, Inc.	2,132,400	30,642,588
Lexmark International, Inc. Class A	212,425	7,606,939
NCR Corp. (a)	377,712	12,785,551
NetApp, Inc.	263,949	9,129,996
Nimble Storage, Inc. (a)(b)	878,823	7,223,925
Seagate Technology LLC	599,352	20,222,136
Super Micro Computer, Inc. (a)	28,200	609,966
Western Digital Corp.	345,142	16,107,777
		296,145,756
TOTAL COMMON STOCKS
(Cost $274,651,920)		390,897,026

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.42% (c)	17,093,852	17,093,852
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	2,947,575	2,947,575
TOTAL MONEY MARKET FUNDS
(Cost $20,041,427)		20,041,427
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $294,693,347)		410,938,453
NET OTHER ASSETS (LIABILITIES) - 0.1%		331,386
NET ASSETS - 100%		$411,269,839

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,288
Fidelity Securities Lending Cash Central Fund	43,756
Total	$66,044

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,790,580) — See accompanying schedule: Unaffiliated issuers (cost $274,651,920)	$390,897,026
Fidelity Central Funds (cost $20,041,427)	20,041,427
Total Investments (cost $294,693,347)		$410,938,453
Receivable for investments sold		3,104,315
Receivable for fund shares sold		55,238
Dividends receivable		618,070
Distributions receivable from Fidelity Central Funds		9,296
Prepaid expenses		2,979
Other receivables		160,790
Total assets		414,889,141
Liabilities
Payable for investments purchased	$85,601
Payable for fund shares redeemed	279,942
Accrued management fee	185,211
Other affiliated payables	80,316
Other payables and accrued expenses	40,657
Collateral on securities loaned, at value	2,947,575
Total liabilities		3,619,302
Net Assets		$411,269,839
Net Assets consist of:
Paid in capital		$284,473,399
Undistributed net investment income		2,307,305
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,337,371
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		116,151,764
Net Assets, for 5,544,441 shares outstanding		$411,269,839
Net Asset Value, offering price and redemption price per share ($411,269,839 ÷ 5,544,441 shares)		$74.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$3,891,041
Income from Fidelity Central Funds (including $43,756 from security lending)		66,044
Total income		3,957,085
Expenses
Management fee	$1,086,301
Transfer agent fees	411,981
Accounting and security lending fees	78,185
Custodian fees and expenses	3,169
Independent trustees' fees and expenses	4,354
Registration fees	15,199
Audit	19,789
Legal	2,743
Miscellaneous	3,954
Total expenses before reductions	1,625,675
Expense reductions	(14,892)	1,610,783
Net investment income (loss)		2,346,302
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,627,409
Foreign currency transactions	14,868
Total net realized gain (loss)		16,642,277
Change in net unrealized appreciation (depreciation) on: Investment securities	48,995,127
Assets and liabilities in foreign currencies	(12,459)
Total change in net unrealized appreciation (depreciation)		48,982,668
Net gain (loss)		65,624,945
Net increase (decrease) in net assets resulting from operations		$67,971,247

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,346,302	$5,381,423
Net realized gain (loss)	16,642,277	9,954,351
Change in net unrealized appreciation (depreciation)	48,982,668	(148,535,635)
Net increase (decrease) in net assets resulting from operations	67,971,247	(133,199,861)
Distributions to shareholders from net investment income	(719,914)	(5,463,090)
Distributions to shareholders from net realized gain	(18,149)	(14,901,951)
Total distributions	(738,063)	(20,365,041)
Share transactions
Proceeds from sales of shares	23,810,865	22,498,928
Reinvestment of distributions	707,854	19,596,807
Cost of shares redeemed	(69,035,804)	(308,829,724)
Net increase (decrease) in net assets resulting from share transactions	(44,517,085)	(266,733,989)
Redemption fees	234	805
Total increase (decrease) in net assets	22,716,333	(420,298,086)
Net Assets
Beginning of period	388,553,506	808,851,592
End of period	$411,269,839	$388,553,506
Other Information
Undistributed net investment income end of period	$2,307,305	$680,917
Shares
Sold	335,124	298,264
Issued in reinvestment of distributions	10,544	290,433
Redeemed	(1,021,640)	(4,081,263)
Net increase (decrease)	(675,972)	(3,492,566)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Computers Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$62.46	$83.28	$75.46	$64.51	$64.89	$59.80
Income from Investment Operations
Net investment income (loss)B	.40	.69	.45	.59	.18	(.18)
Net realized and unrealized gain (loss)	11.44	(18.42)	9.61	15.76	(.43)	5.27
Total from investment operations	11.84	(17.73)	10.06	16.35	(.25)	5.09
Distributions from net investment income	(.12)	(.80)	(.47)	(.53)	(.13)	–
Distributions from net realized gain	–	(2.29)	(1.77)	(4.87)	–	–
Total distributions	(.12)	(3.09)	(2.24)	(5.40)	(.13)	–
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$74.18	$62.46	$83.28	$75.46	$64.51	$64.89
Total ReturnD,E	18.98%	(21.56)%	13.36%	27.13%	(.38)%	8.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.80%	.80%	.82%	.85%	.86%
Expenses net of fee waivers, if any	.82%H	.80%	.80%	.82%	.85%	.86%
Expenses net of all reductions	.81%H	.79%	.80%	.82%	.82%	.85%
Net investment income (loss)	1.18%H	.91%	.57%	.86%	.29%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$411,270	$388,554	$808,852	$679,323	$687,105	$758,713
Portfolio turnover rateI	29%H	31%	46%	35%	184%	193%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	17.5	7.9
Qualcomm, Inc.	12.4	9.9
Broadcom Ltd.	8.4	11.8
Analog Devices, Inc.	5.5	1.3
Jabil Circuit, Inc.	4.9	1.9
Applied Materials, Inc.	4.5	2.4
ON Semiconductor Corp.	4.2	5.2
Lam Research Corp.	3.9	4.2
NXP Semiconductors NV	3.9	7.4
Maxim Integrated Products, Inc.	3.4	4.9
	68.6

Top Industries (% of fund's net assets)

As of August 31, 2016
Semiconductors & Semiconductor Equipment	76.6%
Diversified Financial Services	8.4%
Electronic Equipment & Components	5.9%
Technology Hardware, Storage & Peripherals	2.0%
Commercial Services & Supplies	0.7%
All Others*	6.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Semiconductors & Semiconductor Equipment	63.8%
Diversified Financial Services	11.8%
Communications Equipment	9.9%
Technology Hardware, Storage & Peripherals	7.4%
Electronic Equipment & Components	4.4%
All Others*	2.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Semiconductors Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Pharmaceuticals, Inc. warrants 5/21/17 (a)	285,468	$3
Commercial Services & Supplies - 0.7%
Office Services & Supplies - 0.7%
West Corp.	610,400	14,301,672
Communications Equipment - 0.4%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc.	737,400	6,621,852
Diversified Financial Services - 8.4%
Other Diversified Financial Services - 8.4%
Broadcom Ltd.	919,200	162,165,264
Electronic Equipment & Components - 5.9%
Electronic Components - 0.2%
InvenSense, Inc. (a)	572,500	4,259,400
Electronic Manufacturing Services - 5.7%
Jabil Circuit, Inc.	4,379,655	92,804,889
TTM Technologies, Inc. (a)	1,485,454	15,938,921
		108,743,810

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		113,003,210

Internet Software & Services - 0.1%
Internet Software & Services - 0.1%
Rackspace Hosting, Inc. (a)	68,400	2,151,180
IT Services - 0.1%
Data Processing & Outsourced Services - 0.1%
EVERTEC, Inc.	102,312	1,745,443
Semiconductors & Semiconductor Equipment - 76.6%
Semiconductor Equipment - 9.2%
Amkor Technology, Inc. (a)	213,667	1,944,370
Applied Materials, Inc.	2,889,300	86,216,712
KLA-Tencor Corp.	78,200	5,416,132
Lam Research Corp. (b)	803,673	74,998,764
PDF Solutions, Inc. (a)	217,100	3,636,425
Siltronic AG (a)	45,900	986,864
Sumco Corp.	222,500	1,944,039
Xcerra Corp. (a)	350,900	2,056,274
		177,199,580
Semiconductors - 67.4%
Analog Devices, Inc.	1,691,289	105,807,040
Applied Micro Circuits Corp. (a)	564,038	3,936,985
Cavium, Inc. (a)	433,200	24,120,576
Cree, Inc. (a)(b)	523,200	12,562,032
Cypress Semiconductor Corp.	591,800	7,060,174
Dialog Semiconductor PLC (a)	396,021	13,883,939
Diodes, Inc. (a)	680,538	14,012,277
Exar Corp. (a)	53,100	483,210
Fairchild Semiconductor International, Inc. (a)	854,500	17,004,550
GlobalWafers Co. Ltd.	219,000	524,369
Intel Corp.	9,379,371	336,625,627
Intersil Corp. Class A	421,509	8,320,588
Lattice Semiconductor Corp. (a)	493,311	3,033,863
Marvell Technology Group Ltd.	1,931,096	23,945,590
Maxim Integrated Products, Inc.	1,621,725	66,036,642
Mellanox Technologies Ltd. (a)	235,800	10,337,472
Microchip Technology, Inc. (b)	302,900	18,752,539
Micron Technology, Inc. (a)	3,600,540	59,372,905
NVIDIA Corp.	480,692	29,485,647
NXP Semiconductors NV (a)	846,304	74,491,678
ON Semiconductor Corp. (a)	7,386,150	79,770,420
Qorvo, Inc. (a)	819,900	47,086,857
Qualcomm, Inc.	3,792,484	239,191,966
Semtech Corp. (a)	1,576,275	41,928,915
Skyworks Solutions, Inc.	617,920	46,257,491
Xilinx, Inc.	203,100	11,010,051
		1,295,043,403

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,472,242,983

Technology Hardware, Storage & Peripherals - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
HP, Inc.	771,900	11,092,203
Lenovo Group Ltd.	13,930,000	9,391,354
Nimble Storage, Inc. (a)	466,800	3,837,096
Western Digital Corp.	304,708	14,220,722
		38,541,375
TOTAL COMMON STOCKS
(Cost $1,503,992,703)		1,810,772,982

Money Market Funds - 9.3%
Fidelity Cash Central Fund, 0.42% (c)	120,388,758	120,388,758
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	57,763,900	57,763,900
TOTAL MONEY MARKET FUNDS
(Cost $178,152,658)		178,152,658
TOTAL INVESTMENT PORTFOLIO - 103.5%
(Cost $1,682,145,361)		1,988,925,640
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(67,613,371)
NET ASSETS - 100%		$1,921,312,269

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$148,896
Fidelity Securities Lending Cash Central Fund	131,845
Total	$280,741

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,810,772,982	$1,810,772,979	$3	$--
Money Market Funds	178,152,658	178,152,658	--	--
Total Investments in Securities:	$1,988,925,640	$1,988,925,637	$3	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.6%
Singapore	8.4%
Netherlands	3.9%
Bermuda	1.2%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,840,650) — See accompanying schedule: Unaffiliated issuers (cost $1,503,992,703)	$1,810,772,982
Fidelity Central Funds (cost $178,152,658)	178,152,658
Total Investments (cost $1,682,145,361)		$1,988,925,640
Foreign currency held at value (cost $147,645)		147,645
Receivable for investments sold		35,227,069
Receivable for fund shares sold		13,458,848
Dividends receivable		6,330,042
Distributions receivable from Fidelity Central Funds		35,501
Prepaid expenses		12,899
Other receivables		145,398
Total assets		2,044,283,042
Liabilities
Payable for investments purchased	$62,622,082
Payable for fund shares redeemed	1,363,934
Accrued management fee	827,265
Other affiliated payables	277,919
Other payables and accrued expenses	115,673
Collateral on securities loaned, at value	57,763,900
Total liabilities		122,970,773
Net Assets		$1,921,312,269
Net Assets consist of:
Paid in capital		$1,674,652,419
Undistributed net investment income		11,517,910
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(71,644,735)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		306,786,675
Net Assets, for 21,818,435 shares outstanding		$1,921,312,269
Net Asset Value, offering price and redemption price per share ($1,921,312,269 ÷ 21,818,435 shares)		$88.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$16,761,987
Interest		207,129
Income from Fidelity Central Funds (including $131,845 from security lending)		280,741
Total income		17,249,857
Expenses
Management fee	$4,242,868
Transfer agent fees	1,321,076
Accounting and security lending fees	247,788
Custodian fees and expenses	31,007
Independent trustees' fees and expenses	16,118
Registration fees	26,661
Audit	19,537
Legal	10,062
Miscellaneous	11,890
Total expenses before reductions	5,927,007
Expense reductions	(169,135)	5,757,872
Net investment income (loss)		11,491,985
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(769,922)
Foreign currency transactions	3,173
Total net realized gain (loss)		(766,749)
Change in net unrealized appreciation (depreciation) on: Investment securities	404,782,288
Assets and liabilities in foreign currencies	9,635
Total change in net unrealized appreciation (depreciation)		404,791,923
Net gain (loss)		404,025,174
Net increase (decrease) in net assets resulting from operations		$415,517,159

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,491,985	$15,551,549
Net realized gain (loss)	(766,749)	103,884,648
Change in net unrealized appreciation (depreciation)	404,791,923	(339,855,348)
Net increase (decrease) in net assets resulting from operations	415,517,159	(220,419,151)
Distributions to shareholders from net investment income	(876,594)	(15,827,117)
Distributions to shareholders from net realized gain	(48,699,658)	(235,831,061)
Total distributions	(49,576,252)	(251,658,178)
Share transactions
Proceeds from sales of shares	336,792,432	258,847,468
Reinvestment of distributions	47,512,090	240,283,384
Cost of shares redeemed	(167,126,525)	(1,083,972,350)
Net increase (decrease) in net assets resulting from share transactions	217,177,997	(584,841,498)
Redemption fees	18,389	54,935
Total increase (decrease) in net assets	583,137,293	(1,056,863,892)
Net Assets
Beginning of period	1,338,174,976	2,395,038,868
End of period	$1,921,312,269	$1,338,174,976
Other Information
Undistributed net investment income end of period	$11,517,910	$902,519
Shares
Sold	4,211,713	3,158,007
Issued in reinvestment of distributions	651,833	2,946,726
Redeemed	(2,196,601)	(13,726,287)
Net increase (decrease)	2,666,945	(7,621,554)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Semiconductors Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$69.87	$89.46	$68.32	$49.82	$53.29	$53.36
Income from Investment Operations
Net investment income (loss)B	.57	.70	.47	.36	.17	.01
Net realized and unrealized gain (loss)	20.17	(8.79)	23.21	18.53	(3.49)	(.02)
Total from investment operations	20.74	(8.09)	23.68	18.89	(3.32)	(.01)
Distributions from net investment income	(.05)	(.83)	(.45)	(.32)	(.15)	(.06)
Distributions from net realized gain	(2.50)	(10.68)	(2.10)	(.06)	–	–
Total distributions	(2.55)	(11.50)C	(2.55)	(.39)D	(.15)	(.06)
Redemption fees added to paid in capitalB	–E	–E	.01	–E	–E	–E
Net asset value, end of period	$88.06	$69.87	$89.46	$68.32	$49.82	$53.29
Total ReturnF,G	30.43%	(10.44)%	34.91%	38.01%	(6.20)%	(.01)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.77%	.78%	.82%	.84%	.84%
Expenses net of fee waivers, if any	.76%J	.77%	.78%	.82%	.84%	.84%
Expenses net of all reductions	.74%J	.74%	.77%	.79%	.82%	.83%
Net investment income (loss)	1.48%J	.88%	.61%	.63%	.36%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,921,312	$1,338,175	$2,395,039	$1,253,853	$953,784	$1,291,741
Portfolio turnover rateK	135%J	179%	132%L	186%	118%	137%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $11.50 per share is comprised of distributions from net investment income of $.825 and distributions from net realized gain of $10.678 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.064 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	15.8	17.0
MasterCard, Inc. Class A	9.2	9.8
Cognizant Technology Solutions Corp. Class A	7.7	6.6
Alliance Data Systems Corp.	6.1	4.3
Accenture PLC Class A	5.9	6.0
EPAM Systems, Inc.	4.3	2.0
Fidelity National Information Services, Inc.	3.9	2.9
PayPal Holdings, Inc.	3.8	5.2
IBM Corp.	3.8	3.9
Booz Allen Hamilton Holding Corp. Class A	2.3	1.8
	62.8

Top Industries (% of fund's net assets)

As of August 31, 2016
IT Services	92.5%
Internet Software & Services	4.9%
Professional Services	1.8%
Electronic Equipment & Components	0.5%
Software	0.4%
All Others*,**	(0.1)%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

 ** Not included in the pie chart.

As of February 29, 2016
IT Services	88.6%
Internet Software & Services	5.6%
Electronic Equipment & Components	1.6%
Professional Services	1.4%
Diversified Consumer Services	0.8%
All Others*	2.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

IT Services Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
Electronic Equipment & Components - 0.5%
Electronic Manufacturing Services - 0.5%
Cardtronics PLC	196,100	$8,806,851
Internet Software & Services - 4.9%
Internet Software & Services - 4.9%
Endurance International Group Holdings, Inc. (a)(b)	3,301,532	26,247,179
GoDaddy, Inc. (a)(b)	1,095,227	35,463,450
Q2 Holdings, Inc. (a)	362,820	10,275,062
Rightside Group Ltd. (a)	9,454	89,151
Shopify, Inc. Class A (a)	161,322	6,672,277
Web.com Group, Inc. (a)	8	140
Wix.com Ltd. (a)	188,817	7,896,327
		86,643,586
IT Services - 92.5%
Data Processing & Outsourced Services - 60.8%
Alliance Data Systems Corp. (a)	528,348	108,089,434
Amadeus IT Holding SA Class A	47,500	2,182,671
Automatic Data Processing, Inc.	72,800	6,538,168
Black Knight Financial Services, Inc. Class A (a)	30,800	1,201,816
Blackhawk Network Holdings, Inc. (a)	27,200	931,600
Broadridge Financial Solutions, Inc.	7,800	540,540
Cass Information Systems, Inc.	1,852	106,027
Convergys Corp.	85,000	2,535,550
CoreLogic, Inc. (a)	177,000	7,260,540
CSG Systems International, Inc.	97,770	4,274,504
DST Systems, Inc.	40,600	4,933,306
Euronet Worldwide, Inc. (a)	247,100	19,177,431
Everi Holdings, Inc. (a)	1,204,700	2,541,917
EVERTEC, Inc.	407,800	6,957,068
ExlService Holdings, Inc. (a)	795,970	40,737,745
Fidelity National Information Services, Inc.	872,900	69,247,157
First Data Corp. Class A (a)	1,149,700	16,003,824
Fiserv, Inc. (a)	278,300	28,678,815
FleetCor Technologies, Inc. (a)	241,000	39,572,200
Global Payments, Inc.	523,008	39,722,458
Jack Henry & Associates, Inc.	1,600	139,632
MasterCard, Inc. Class A	1,707,400	164,986,062
Maximus, Inc.	368,600	21,681,052
MoneyGram International, Inc. (a)	1,176,149	8,550,603
Paychex, Inc.	1,800	109,206
PayPal Holdings, Inc. (a)	1,836,400	68,222,260
Sabre Corp.	1,271,000	35,778,650
Sykes Enterprises, Inc. (a)	37,200	1,087,356
Syntel, Inc. (a)	82,500	3,809,025
Teletech Holdings, Inc.	2,000	56,700
The Western Union Co.	5,100	109,752
Total System Services, Inc.	159,700	7,865,225
Travelport Worldwide Ltd.	1,303,824	17,901,504
Vantiv, Inc. (a)	419,000	22,517,060
Visa, Inc. Class A	3,493,948	282,660,392
WEX, Inc. (a)	198,400	19,703,104
WNS Holdings Ltd. sponsored ADR (a)	1,003,929	29,445,238
		1,085,855,592
IT Consulting & Other Services - 31.7%
Accenture PLC Class A	908,100	104,431,500
Acxiom Corp. (a)	230,000	5,977,700
Booz Allen Hamilton Holding Corp. Class A	1,372,100	41,656,956
CACI International, Inc. Class A (a)	11,800	1,172,448
Capgemini SA	314,200	30,610,433
Cognizant Technology Solutions Corp. Class A (a)	2,396,032	137,628,078
Computer Sciences Corp.	199,600	9,389,184
CSRA, Inc.	52,900	1,343,131
EPAM Systems, Inc. (a)	1,115,600	76,095,076
Forrester Research, Inc.	127,300	5,216,754
Gartner, Inc. Class A (a)	188,876	17,187,716
IBM Corp.	425,350	67,579,608
Leidos Holdings, Inc.	27,525	1,115,038
Luxoft Holding, Inc. (a)	712,550	36,560,941
Perficient, Inc. (a)	28,300	565,151
Science Applications International Corp.	69,100	4,409,271
Teradata Corp. (a)	3,500	111,055
Unisys Corp. (a)	273,390	2,761,239
Virtusa Corp. (a)	809,698	21,238,379
		565,049,658

TOTAL IT SERVICES		1,650,905,250

Professional Services - 1.8%
Human Resource & Employment Services - 0.7%
TriNet Group, Inc. (a)	627,000	13,167,000
Research & Consulting Services - 1.1%
ICF International, Inc. (a)	456,911	19,121,725

TOTAL PROFESSIONAL SERVICES		32,288,725

Software - 0.4%
Application Software - 0.4%
Globant SA (a)(b)	177,771	6,941,958
TOTAL COMMON STOCKS
(Cost $1,378,218,628)		1,785,586,370

Money Market Funds - 2.7%
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)
(Cost $47,893,882)	47,893,882	47,893,882
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $1,426,112,510)		1,833,480,252
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(49,808,051)
NET ASSETS - 100%		$1,783,672,201

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,156
Fidelity Securities Lending Cash Central Fund	134,827
Total	$153,983

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.5%
Ireland	5.9%
British Virgin Islands	2.0%
France	1.7%
Bailiwick of Jersey	1.7%
Bermuda	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $46,586,326) — See accompanying schedule: Unaffiliated issuers (cost $1,378,218,628)	$1,785,586,370
Fidelity Central Funds (cost $47,893,882)	47,893,882
Total Investments (cost $1,426,112,510)		$1,833,480,252
Receivable for fund shares sold		3,510,168
Dividends receivable		1,287,339
Distributions receivable from Fidelity Central Funds		22,350
Prepaid expenses		15,839
Other receivables		27,645
Total assets		1,838,343,593
Liabilities
Payable to custodian bank	$159,673
Payable for investments purchased	1,377,259
Payable for fund shares redeemed	4,029,437
Accrued management fee	827,621
Other affiliated payables	358,863
Other payables and accrued expenses	24,657
Collateral on securities loaned, at value	47,893,882
Total liabilities		54,671,392
Net Assets		$1,783,672,201
Net Assets consist of:
Paid in capital		$1,398,691,461
Undistributed net investment income		4,530,248
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,909,404)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		407,359,896
Net Assets, for 43,347,754 shares outstanding		$1,783,672,201
Net Asset Value, offering price and redemption price per share ($1,783,672,201 ÷ 43,347,754 shares)		$41.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$7,471,714
Special dividends		5,625,665
Income from Fidelity Central Funds (including $134,827 from security lending)		153,983
Total income		13,251,362
Expenses
Management fee	$5,428,185
Transfer agent fees	1,953,897
Accounting and security lending fees	306,246
Custodian fees and expenses	15,269
Independent trustees' fees and expenses	21,727
Registration fees	38,416
Audit	28,488
Legal	17,072
Interest	8,230
Miscellaneous	10,069
Total expenses before reductions	7,827,599
Expense reductions	(37,106)	7,790,493
Net investment income (loss)		5,460,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,248,179
Foreign currency transactions	1,499
Total net realized gain (loss)		5,249,678
Change in net unrealized appreciation (depreciation) on: Investment securities	186,367,395
Assets and liabilities in foreign currencies	320
Total change in net unrealized appreciation (depreciation)		186,367,715
Net gain (loss)		191,617,393
Net increase (decrease) in net assets resulting from operations		$197,078,262

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,460,869	$(901,041)
Net realized gain (loss)	5,249,678	(25,348)
Change in net unrealized appreciation (depreciation)	186,367,715	(87,800,669)
Net increase (decrease) in net assets resulting from operations	197,078,262	(88,727,058)
Distributions to shareholders from net realized gain	–	(49,044,175)
Share transactions
Proceeds from sales of shares	283,983,521	1,630,756,010
Reinvestment of distributions	–	47,070,205
Cost of shares redeemed	(591,589,440)	(588,015,383)
Net increase (decrease) in net assets resulting from share transactions	(307,605,919)	1,089,810,832
Redemption fees	24,786	137,784
Total increase (decrease) in net assets	(110,502,871)	952,177,383
Net Assets
Beginning of period	1,894,175,072	941,997,689
End of period	$1,783,672,201	$1,894,175,072
Other Information
Undistributed net investment income end of period	$4,530,248	$–
Accumulated net investment loss end of period	$–	$(930,621)
Shares
Sold	7,103,652	40,832,843
Issued in reinvestment of distributions	–	1,210,538
Redeemed	(14,727,220)	(15,298,511)
Net increase (decrease)	(7,623,568)	26,744,870

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$37.16	$38.88	$37.86	$27.53	$23.77	$22.31
Income from Investment Operations
Net investment income (loss)B	.11C	(.02)	(.03)	(.03)	(.02)D	(.05)
Net realized and unrealized gain (loss)	3.88	(.15)	4.06	11.42	4.08	1.86
Total from investment operations	3.99	(.17)	4.03	11.39	4.06	1.81
Distributions from net investment income	–	–	(.01)	–	–	–
Distributions from net realized gain	–	(1.55)	(3.01)	(1.06)	(.30)	(.35)
Total distributions	–	(1.55)	(3.01)E	(1.06)	(.30)	(.35)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$41.15	$37.16	$38.88	$37.86	$27.53	$23.77
Total ReturnG,H	10.74%	(.59)%	11.16%	41.66%	17.22%	8.18%
Ratios to Average Net AssetsI,J
Expenses before reductions	.79%K	.81%	.81%	.84%	.86%	.91%
Expenses net of fee waivers, if any	.79%K	.81%	.81%	.84%	.86%	.91%
Expenses net of all reductions	.79%K	.80%	.81%	.83%	.85%	.91%
Net investment income (loss)	.55%K	(.06)%	(.07)%	(.09)%	(.09)%D	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,783,672	$1,894,175	$941,998	$1,653,572	$470,962	$249,124
Portfolio turnover rateL	28%K	24%	56%	74%	107%	143%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.02) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19) %.

 E Total distributions of $3.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $3.009 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	10.6	9.4
Alphabet, Inc. Class C	10.0	10.5
Microsoft Corp.	9.7	11.3
Alphabet, Inc. Class A	8.5	8.8
Visa, Inc. Class A	6.0	6.6
MasterCard, Inc. Class A	4.2	4.0
Adobe Systems, Inc.	2.6	2.4
Salesforce.com, Inc.	2.4	2.8
Alliance Data Systems Corp.	2.3	0.6
IBM Corp.	2.2	2.3
	58.5

Top Industries (% of fund's net assets)

As of August 31, 2016
Internet Software & Services	38.8%
Software	27.8%
IT Services	22.3%
Internet & Catalog Retail	3.0%
Technology Hardware, Storage & Peripherals	1.4%
All Others*	6.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Internet Software & Services	39.6%
Software	31.3%
IT Services	19.5%
Communications Equipment	2.0%
Electronic Equipment & Components	1.4%
All Others*	6.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Software and IT Services Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Consumer Finance - 0.7%
Consumer Finance - 0.7%
American Express Co.	398,300	$26,120,514
Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Fitbit, Inc. (a)(b)	234,000	3,622,320
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	174,400	9,435,040
Internet & Catalog Retail - 3.0%
Internet & Direct Marketing Re - 3.0%
Amazon.com, Inc. (a)	49,100	37,765,756
Netflix, Inc. (a)	196,400	19,139,180
TripAdvisor, Inc. (a)	943,500	57,553,500
		114,458,436
Internet Software & Services - 38.8%
Internet Software & Services - 38.8%
Actua Corp. (a)	415,089	4,225,606
Akamai Technologies, Inc. (a)	1,367,000	75,048,300
Alibaba Group Holding Ltd. sponsored ADR (a)	117,700	11,439,263
Alphabet, Inc.:
Class A	410,100	323,917,485
Class C (a)	496,560	380,886,348
Bazaarvoice, Inc. (a)	1,582,000	6,328,000
Cvent, Inc. (a)	386,400	12,627,552
Endurance International Group Holdings, Inc. (a)	1,294,577	10,291,887
Facebook, Inc. Class A (a)	3,215,400	405,526,246
inContact, Inc. (a)	528,556	7,341,643
LinkedIn Corp. Class A (a)	327,800	63,183,450
Mix Telematics Ltd.	32,467,996	6,404,380
New Relic, Inc. (a)	261,400	9,593,380
NIC, Inc.	432,700	9,943,446
Pandora Media, Inc. (a)(b)	1,088,100	15,233,400
Rackspace Hosting, Inc. (a)	649,000	20,411,050
Twitter, Inc. (a)	1,423,000	27,335,830
Web.com Group, Inc. (a)	646,934	11,295,468
Yahoo!, Inc. (a)	1,914,259	81,834,572
		1,482,867,306
IT Services - 22.3%
Data Processing & Outsourced Services - 17.8%
Alliance Data Systems Corp. (a)	422,300	86,394,134
EVERTEC, Inc.	990,600	16,899,636
Fidelity National Information Services, Inc.	673,000	53,389,090
Global Payments, Inc.	396,700	30,129,365
MasterCard, Inc. Class A	1,650,900	159,526,467
PayPal Holdings, Inc. (a)	987,200	36,674,480
The Western Union Co.	862,100	18,552,392
Total System Services, Inc.	622,500	30,658,125
Visa, Inc. Class A	2,830,820	229,013,338
WEX, Inc. (a)	194,900	19,355,519
		680,592,546
IT Consulting & Other Services - 4.5%
Cognizant Technology Solutions Corp. Class A (a)	1,401,400	80,496,416
IBM Corp.	533,800	84,810,144
Lionbridge Technologies, Inc. (a)	1,334,471	6,498,874
		171,805,434

TOTAL IT SERVICES		852,397,980

Media - 0.1%
Advertising - 0.1%
Aimia, Inc.	725,500	4,492,192
Professional Services - 0.3%
Research & Consulting Services - 0.3%
ICF International, Inc. (a)	253,436	10,606,297
Semiconductors & Semiconductor Equipment - 0.9%
Semiconductors - 0.9%
Qualcomm, Inc.	587,000	37,022,090
Software - 27.8%
Application Software - 12.1%
Adobe Systems, Inc. (a)	952,500	97,450,275
Autodesk, Inc. (a)	1,149,700	77,489,780
Citrix Systems, Inc. (a)	392,800	34,252,160
Monotype Imaging Holdings, Inc.	982,800	20,737,080
Parametric Technology Corp. (a)	714,400	30,483,448
RealPage, Inc. (a)	655,400	16,869,996
Salesforce.com, Inc. (a)	1,164,626	92,494,597
Ultimate Software Group, Inc. (a)	79,800	16,673,412
Workday, Inc. Class A (a)	663,300	56,241,207
Zendesk, Inc. (a)	680,200	20,773,308
		463,465,263
Home Entertainment Software - 2.2%
Activision Blizzard, Inc.	705,700	29,194,809
Electronic Arts, Inc. (a)	647,100	52,563,933
		81,758,742
Systems Software - 13.5%
Fleetmatics Group PLC (a)	131,400	7,866,918
Infoblox, Inc. (a)	133,100	2,856,326
Microsoft Corp.	6,469,400	371,731,724
NetSuite, Inc. (a)(b)	301,500	32,833,350
Oracle Corp.	387,200	15,960,384
Red Hat, Inc. (a)	301,300	21,988,874
Tableau Software, Inc. (a)	904,400	52,482,332
VMware, Inc. Class A (a)(b)	150,200	11,014,166
		516,734,074

TOTAL SOFTWARE		1,061,958,079

Technology Hardware, Storage & Peripherals - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	498,600	52,901,460
TOTAL COMMON STOCKS
(Cost $2,406,135,398)		3,655,881,714

Convertible Preferred Stocks - 0.0%
Software - 0.0%
Application Software - 0.0%
Deem, Inc. (a)(c)
(Cost $8,064,516)	2,497,881	249,788

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.42% (d)	189,374,651	189,374,651
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	36,399,329	36,399,329
TOTAL MONEY MARKET FUNDS
(Cost $225,773,980)		225,773,980
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $2,639,973,894)		3,881,905,482
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(58,550,528)
NET ASSETS - 100%		$3,823,354,954

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $249,788 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$8,064,516

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$213,554
Fidelity Securities Lending Cash Central Fund	372,480
Total	$586,034

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ICF International, Inc.	$38,900,339	$--	$35,427,871	$--	$--
Lionbridge Technologies, Inc.	22,485,157	--	17,149,869	--	--
Total	$61,385,496	$--	$52,577,740	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,655,881,714	$3,655,881,714	$--	$--
Convertible Preferred Stocks	249,788	--	--	249,788
Money Market Funds	225,773,980	225,773,980	--	--
Total Investments in Securities:	$3,881,905,482	$3,881,655,694	$--	$249,788

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,141,930) — See accompanying schedule: Unaffiliated issuers (cost $2,414,199,914)	$3,656,131,502
Fidelity Central Funds (cost $225,773,980)	225,773,980
Total Investments (cost $2,639,973,894)		$3,881,905,482
Receivable for investments sold		17,468,881
Receivable for fund shares sold		7,806,881
Dividends receivable		3,901,321
Distributions receivable from Fidelity Central Funds		74,158
Prepaid expenses		28,790
Other receivables		252,362
Total assets		3,911,437,875
Liabilities
Payable for investments purchased	$47,082,440
Payable for fund shares redeemed	2,161,265
Accrued management fee	1,717,067
Other affiliated payables	590,230
Other payables and accrued expenses	132,590
Collateral on securities loaned, at value	36,399,329
Total liabilities		88,082,921
Net Assets		$3,823,354,954
Net Assets consist of:
Paid in capital		$2,488,931,187
Accumulated net investment loss		(1,350,968)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		93,920,893
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,241,853,842
Net Assets, for 28,696,825 shares outstanding		$3,823,354,954
Net Asset Value, offering price and redemption price per share ($3,823,354,954 ÷ 28,696,825 shares)		$133.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$10,888,891
Income from Fidelity Central Funds (including $372,480 from security lending)		586,034
Total income		11,474,925
Expenses
Management fee	$9,242,638
Transfer agent fees	2,883,422
Accounting and security lending fees	496,522
Custodian fees and expenses	28,855
Independent trustees' fees and expenses	35,452
Registration fees	51,365
Audit	27,973
Legal	20,347
Miscellaneous	19,861
Total expenses before reductions	12,806,435
Expense reductions	(98,516)	12,707,919
Net investment income (loss)		(1,232,994)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,490,669
Other affiliated issuers	14,310,405
Foreign currency transactions	843
Total net realized gain (loss)		95,801,917
Change in net unrealized appreciation (depreciation) on: Investment securities	529,944,206
Assets and liabilities in foreign currencies	2,171
Total change in net unrealized appreciation (depreciation)		529,946,377
Net gain (loss)		625,748,294
Net increase (decrease) in net assets resulting from operations		$624,515,300

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,232,994)	$3,012,831
Net realized gain (loss)	95,801,917	117,018,295
Change in net unrealized appreciation (depreciation)	529,946,377	(197,993,675)
Net increase (decrease) in net assets resulting from operations	624,515,300	(77,962,549)
Distributions to shareholders from net investment income	(1,211,235)	(1,330,049)
Distributions to shareholders from net realized gain	(19,002,938)	(160,508,932)
Total distributions	(20,214,173)	(161,838,981)
Share transactions
Proceeds from sales of shares	546,301,079	680,171,334
Reinvestment of distributions	19,338,474	155,152,051
Cost of shares redeemed	(317,978,971)	(636,997,573)
Net increase (decrease) in net assets resulting from share transactions	247,660,582	198,325,812
Redemption fees	23,684	53,547
Total increase (decrease) in net assets	851,985,393	(41,422,171)
Net Assets
Beginning of period	2,971,369,561	3,012,791,732
End of period	$3,823,354,954	$2,971,369,561
Other Information
Undistributed net investment income end of period	$–	$1,093,261
Accumulated net investment loss end of period	$(1,350,968)	$–
Shares
Sold	4,377,768	5,708,334
Issued in reinvestment of distributions	160,472	1,319,769
Redeemed	(2,585,140)	(5,522,076)
Net increase (decrease)	1,953,100	1,506,027

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Software and IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$111.11	$119.38	$124.38	$87.97	$89.96	$91.63
Income from Investment Operations
Net investment income (loss)B	(.05)	.12	(.17)	.06	.04	(.06)
Net realized and unrealized gain (loss)	22.92	(2.05)	7.26	41.95	7.25	10.39
Total from investment operations	22.87	(1.93)	7.09	42.01	7.29	10.33
Distributions from net investment income	(.05)	(.05)	–	–	(.78)C	–
Distributions from net realized gain	(.71)	(6.29)	(12.09)	(5.60)	(8.50)C	(12.00)
Total distributions	(.75)D	(6.34)	(12.09)	(5.60)	(9.28)	(12.00)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$133.23	$111.11	$119.38	$124.38	$87.97	$89.96
Total ReturnF,G	20.66%	(1.84)%	6.33%	48.18%	8.85%	13.08%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.77%	.77%	.79%	.82%	.82%
Expenses net of fee waivers, if any	.76%J	.76%	.77%	.79%	.82%	.82%
Expenses net of all reductions	.75%J	.76%	.77%	.78%	.80%	.81%
Net investment income (loss)	(.07)%J	.10%	(.15)%	.06%	.04%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,823,355	$2,971,370	$3,012,792	$3,844,505	$2,027,731	$1,621,616
Portfolio turnover rateK	47%J	36%	53%	87%	96%	238%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.706 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.7	10.1
Facebook, Inc. Class A	6.0	5.4
Alphabet, Inc. Class A	5.6	5.2
Alphabet, Inc. Class C	5.4	5.7
Microsoft Corp.	4.1	2.0
Yahoo!, Inc.	2.5	3.4
Broadcom Ltd.	2.1	1.5
Autodesk, Inc.	2.1	0.7
Visa, Inc. Class A	2.1	2.6
Micron Technology, Inc.	2.0	1.8
	41.6

Top Industries (% of fund's net assets)

As of August 31, 2016
Internet Software & Services	24.9%
Semiconductors & Semiconductor Equipment	18.2%
Software	16.7%
Technology Hardware, Storage & Peripherals	10.2%
Electronic Equipment & Components	5.7%
All Others*	24.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Internet Software & Services	29.6%
Semiconductors & Semiconductor Equipment	16.6%
Software	15.8%
Technology Hardware, Storage & Peripherals	11.8%
IT Services	7.2%
All Others*	19.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Technology Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
Weifu High-Technology Co. Ltd. (B Shares)	98,200	$195,323
Automobiles - 1.4%
Automobile Manufacturers - 1.4%
Tesla Motors, Inc. (a)	224,556	47,608,118
Banks - 0.0%
Diversified Banks - 0.0%
Han's Laser Technology Industry Group Co. Ltd. (HSBC Warrant Program) warrants 3/18/19 (a)(b)	466,300	1,584,748
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR	93,836	2,694,032
Genscript Biotech Corp.	19,490,000	5,477,013
		8,171,045
Capital Markets - 0.2%
Diversified Capital Markets - 0.2%
Lens Technology Co. Ltd. (UBS Warrant Programme) warrants 9/25/17 (b)	1,796,500	6,791,374
Chemicals - 1.4%
Industrial Gases - 0.4%
OCI Materials Co. Ltd.	96,276	12,587,184
Wonik Materials Co. Ltd. (a)	3,826	231,422
		12,818,606
Specialty Chemicals - 1.0%
Duk San Neolux Co. Ltd. (a)	337,094	8,518,348
Hansol Chemical Co. Ltd.	64,479	5,159,707
Nitto Denko Corp.	168,000	11,470,082
Shin-Etsu Chemical Co. Ltd.	23,400	1,717,485
Soulbrain Co. Ltd.	151,137	8,383,333
		35,248,955

TOTAL CHEMICALS		48,067,561

Commercial Services & Supplies - 0.4%
Commercial Printing - 0.4%
Nissha Printing Co. Ltd. (c)	593,200	14,298,949
Communications Equipment - 0.8%
Communications Equipment - 0.8%
Ciena Corp. (a)	152,500	3,271,125
CommScope Holding Co., Inc. (a)	147,800	4,370,446
F5 Networks, Inc. (a)	63,600	7,805,628
Palo Alto Networks, Inc. (a)	11,900	1,584,723
Radware Ltd. (a)	1,163	15,759
Wistron NeWeb Corp.	2,955,070	8,890,999
		25,938,680
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (a)(c)	1,100	5,951
Diversified Consumer Services - 0.8%
Education Services - 0.8%
China Online Education Group sponsored ADR (a)	80,679	1,640,204
New Oriental Education & Technology Group, Inc. sponsored ADR	602,495	23,786,503
TAL Education Group ADR (a)	33,400	1,995,984
		27,422,691
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	1,500	24,960

TOTAL DIVERSIFIED CONSUMER SERVICES		27,447,651

Diversified Financial Services - 2.4%
Other Diversified Financial Services - 2.1%
Broadcom Ltd.	404,600	71,379,532
Specialized Finance - 0.3%
MSCI, Inc. Class A	96,400	8,687,568

TOTAL DIVERSIFIED FINANCIAL SERVICES		80,067,100

Diversified Telecommunication Services - 0.1%
Integrated Telecommunication Services - 0.1%
Bharti Infratel Ltd.	951,441	4,981,772
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
Lumenpulse, Inc. (a)	40,300	539,013
Nidec Corp.	19,800	1,783,942
		2,322,955
Electronic Equipment & Components - 5.7%
Electronic Components - 2.9%
Alps Electric Co. Ltd.	976,700	22,023,304
Chilisin Electronics Corp.	2,306,000	5,034,681
InvenSense, Inc. (a)	832,400	6,193,056
Iriso Electronics Co. Ltd.	96,500	5,698,690
Japan Aviation Electronics Industry Ltd.	1,000	15,512
Largan Precision Co. Ltd.	230,000	25,796,289
Ledlink Optics, Inc.	1,646,309	2,043,558
Mitsumi Electric Co. Ltd. (a)	304,100	1,884,000
Murata Manufacturing Co. Ltd.	38,900	5,227,898
Samsung SDI Co. Ltd.	82,555	8,544,381
Sunny Optical Technology Group Co. Ltd.	899,000	4,803,520
Universal Display Corp. (a)	53,800	3,098,342
Walsin Technology Corp.	1,629,000	1,721,841
Yageo Corp.	3,692,670	7,829,517
Yaskawa Electric Corp.	1,900	27,986
		99,942,575
Electronic Equipment & Instruments - 0.8%
Chroma ATE, Inc.	8,067,644	20,842,028
Cognex Corp.	62,900	3,129,904
Topcon Corp.	121,100	1,584,781
		25,556,713
Electronic Manufacturing Services - 2.0%
AAC Technology Holdings, Inc.	340,000	3,876,611
Trimble Navigation Ltd. (a)	2,298,021	62,965,775
		66,842,386
Technology Distributors - 0.0%
Digital China Holdings Ltd. (H Shares)	42,000	37,844

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		192,379,518

Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Intai Technology Corp.	987,000	5,224,032
Olympus Corp.	8,000	261,731
		5,485,763
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	21,700	706,552
Health Care Technology - 1.7%
Health Care Technology - 1.7%
athenahealth, Inc. (a)	138,126	16,910,766
Inovalon Holdings, Inc. Class A (a)(c)	533,000	8,368,100
M3, Inc.	56,600	1,693,104
Medidata Solutions, Inc. (a)	476,800	25,794,880
Veeva Systems, Inc. Class A (a)	130,200	5,327,784
		58,094,634
Hotels, Restaurants & Leisure - 0.4%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(c)	494,229	8,896,122
Hotels, Resorts & Cruise Lines - 0.1%
Tuniu Corp. Class A sponsored ADR (a)(c)	411,921	3,773,196

TOTAL HOTELS, RESTAURANTS & LEISURE		12,669,318

Household Durables - 0.8%
Consumer Electronics - 0.8%
Sony Corp.	409,900	13,181,177
Sony Corp. sponsored ADR	413,500	13,298,160
		26,479,337
Industrial Conglomerates - 0.1%
Industrial Conglomerates - 0.1%
Toshiba Corp. (a)	882,000	2,789,256
Internet & Catalog Retail - 2.7%
Internet & Direct Marketing Re - 2.7%
Amazon.com, Inc. (a)	30,400	23,382,464
Ctrip.com International Ltd. ADR (a)	181,400	8,589,290
Groupon, Inc. Class A (a)(c)	308,800	1,645,904
JD.com, Inc. sponsored ADR (a)	136,400	3,465,924
Jumei International Holding Ltd. sponsored ADR (a)	987,878	5,215,996
Liberty Interactive Corp. QVC Group Series A (a)	588	12,424
MySale Group PLC (a)	42,200	49,458
Netflix, Inc. (a)	235,700	22,968,965
Priceline Group, Inc. (a)	100	141,673
Qunar Cayman Islands Ltd. sponsored ADR (a)(c)	480,669	14,285,483
Vipshop Holdings Ltd. ADR (a)	809,100	11,456,856
		91,214,437
Internet Software & Services - 24.2%
Internet Software & Services - 24.2%
58.com, Inc. ADR (a)(c)	798,264	36,321,012
Akamai Technologies, Inc. (a)	64,300	3,530,070
Alibaba Group Holding Ltd. sponsored ADR (a)	196,300	19,078,397
Alphabet, Inc.:
Class A	240,603	190,040,280
Class C (a)	241,168	184,987,914
Benefitfocus, Inc. (a)(c)	93,600	3,780,504
Bitauto Holdings Ltd. ADR (a)	65,900	1,663,316
Box, Inc. Class A (a)	113,500	1,559,490
Cornerstone OnDemand, Inc. (a)	254,286	11,168,241
DeNA Co. Ltd.	116,600	3,459,740
eBay, Inc. (a)	25,200	810,432
Endurance International Group Holdings, Inc. (a)(c)	1,193,620	9,489,279
Envestnet, Inc. (a)	434	17,147
Facebook, Inc. Class A (a)	1,619,374	204,235,450
Hortonworks, Inc. (a)(c)	409,500	3,263,715
LogMeIn, Inc. (a)	33,600	2,805,600
MINDBODY, Inc. (a)	136,300	2,364,805
NAVER Corp.	7,384	5,591,182
NetEase, Inc. sponsored ADR	8,000	1,695,760
New Relic, Inc. (a)	251,000	9,211,700
Q2 Holdings, Inc. (a)	1,400	39,648
Renren, Inc. ADR (a)	532,300	974,109
Shopify, Inc. (a)	6,256	258,748
Shopify, Inc. Class A (a)	64,300	2,659,448
SINA Corp. (a)	113,500	8,682,750
SMS Co., Ltd.	302,000	6,444,846
SouFun Holdings Ltd. ADR (a)	5,700	25,650
Tencent Holdings Ltd.	419,500	10,871,294
Twilio, Inc.	11,700	627,354
Twitter, Inc. (a)	51,000	979,710
Web.com Group, Inc. (a)	174,831	3,052,549
Weibo Corp. sponsored ADR (a)(c)	1,600	76,432
Xunlei Ltd. sponsored ADR (a)	1,182,055	6,383,097
Yahoo!, Inc. (a)	1,995,100	85,290,525
Zillow Group, Inc.:
Class A (a)(c)	1,298	43,911
Class C (a)(c)	1,496	50,640
		821,534,745
IT Services - 5.0%
Data Processing & Outsourced Services - 4.9%
Amadeus IT Holding SA Class A	170,600	7,839,234
Fidelity National Information Services, Inc.	70,768	5,614,025
Fiserv, Inc. (a)	170,600	17,580,330
FleetCor Technologies, Inc. (a)	2,000	328,400
Global Payments, Inc.	335,400	25,473,630
PayPal Holdings, Inc. (a)	8,100	300,915
Paysafe Group PLC (a)	2,551,741	14,633,025
Sabre Corp.	102,700	2,891,005
Total System Services, Inc.	154,799	7,623,851
Travelport Worldwide Ltd.	570,000	7,826,100
Vantiv, Inc. (a)	137,800	7,405,372
Visa, Inc. Class A	864,800	69,962,320
		167,478,207
IT Consulting & Other Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	4,912	282,145
EPAM Systems, Inc. (a)	40,205	2,742,383
Virtusa Corp. (a)	600	15,738
		3,040,266

TOTAL IT SERVICES		170,518,473

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	1,015,442	2,205,174
Machinery - 0.2%
Industrial Machinery - 0.2%
Harmonic Drive Systems, Inc. (c)	96,700	2,712,254
King Slide Works Co. Ltd.	57,000	695,867
Minebea Mitsumi, Inc.	491,600	4,988,933
		8,397,054
Media - 1.0%
Advertising - 0.0%
iCar Asia Ltd. (a)(c)	2,268,088	613,649
Cable & Satellite - 0.9%
Naspers Ltd. Class N	184,902	30,259,435
Publishing - 0.1%
NEXT Co. Ltd.	39,300	270,445
Schibsted ASA:
(A Shares)	20,866	662,584
(B Shares)	54,082	1,564,161
		2,497,190

TOTAL MEDIA		33,370,274

Professional Services - 0.2%
Human Resource & Employment Services - 0.1%
51job, Inc. sponsored ADR (a)	800	26,664
WageWorks, Inc. (a)	87,200	5,388,088
		5,414,752
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	61,500	2,573,775
Verisk Analytics, Inc. (a)	400	33,220
		2,606,995

TOTAL PROFESSIONAL SERVICES		8,021,747

Semiconductors & Semiconductor Equipment - 18.2%
Semiconductor Equipment - 1.9%
Amkor Technology, Inc. (a)	630,520	5,737,732
Applied Materials, Inc.	1,700	50,728
EO Technics Co. Ltd.	105,723	8,270,637
Lam Research Corp.	184,300	17,198,876
Nanometrics, Inc. (a)	21,591	439,161
Rubicon Technology, Inc. (a)	1,141,191	696,469
Siltronic AG (a)	194,273	4,176,928
SolarEdge Technologies, Inc. (a)(c)	112,700	1,918,154
Sumco Corp.	1,542,500	13,477,215
SunEdison, Inc. (a)	1,300	70
Tessera Technologies, Inc.	406,000	13,617,240
		65,583,210
Semiconductors - 16.3%
Advanced Micro Devices, Inc. (a)(c)	705,100	5,217,740
Advanced Semiconductor Engineering, Inc.	26,437,330	32,157,902
Advanced Semiconductor Engineering, Inc. sponsored ADR	2,999,744	18,178,449
Ambarella, Inc. (a)(c)	234,700	16,907,788
ams AG	333,499	11,291,258
Cavium, Inc. (a)	210,000	11,692,800
Chipbond Technology Corp.	9,200,000	11,912,668
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	585,247	11,441,579
Cirrus Logic, Inc. (a)	41,000	2,080,750
Dialog Semiconductor PLC(a)	394,000	13,813,086
eMemory Technology, Inc.	80,000	831,732
Everlight Electronics Co. Ltd.	953,000	1,522,230
GlobalWafers Co. Ltd.	480,000	1,149,302
Himax Technologies, Inc. sponsored ADR (c)	1,874,991	19,912,404
Hua Hong Semiconductor Ltd.	6,440,000	7,056,352
Infineon Technologies AG	122,300	2,052,245
Inphi Corp. (a)	21,600	930,312
Integrated Device Technology, Inc. (a)	290,000	5,826,100
Intersil Corp. Class A	330,585	6,525,748
M/A-COM Technology Solutions Holdings, Inc. (a)	110,500	4,552,600
MagnaChip Semiconductor Corp. (a)(c)	295,035	2,540,251
Marvell Technology Group Ltd.	3,421,754	42,429,750
Maxim Integrated Products, Inc.	399,300	16,259,496
Melexis NV	567	37,151
Micron Technology, Inc. (a)	4,167,900	68,728,671
Microsemi Corp. (a)	163,100	6,517,476
Monolithic Power Systems, Inc.	167,995	12,888,576
NVIDIA Corp.	371,500	22,787,810
NXP Semiconductors NV (a)	495,408	43,605,812
ON Semiconductor Corp. (a)	605,300	6,537,240
Power Integrations, Inc.	77,000	4,496,800
Qorvo, Inc. (a)	566,217	32,517,842
Qualcomm, Inc.	529,200	33,376,644
Sanken Electric Co. Ltd.	704,000	2,272,614
Semiconductor Manufacturing International Corp. (a)	32,101,000	3,502,780
Semtech Corp. (a)	835,776	22,231,642
Silicon Laboratories, Inc. (a)	141,200	8,090,760
Silicon Motion Technology Corp. sponsored ADR	241,200	12,175,776
Siliconware Precision Industries Co. Ltd. sponsored ADR	141,857	1,044,068
Sitronix Technology Corp.	596,000	1,990,359
SK Hynix, Inc.	536,244	17,515,206
Skyworks Solutions, Inc.	74,100	5,547,126
STMicroelectronics NV	2,860	21,494
Vanguard International Semiconductor Corp.	192,000	359,913
Xilinx, Inc.	600	32,526
		552,560,828

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		618,144,038

Software - 16.7%
Application Software - 7.1%
8x8, Inc. (a)	2,400	31,848
Adobe Systems, Inc. (a)	191,839	19,627,048
ANSYS, Inc. (a)	314	29,858
Autodesk, Inc. (a)	1,057,700	71,288,980
Blackbaud, Inc.	72,200	4,864,114
Callidus Software, Inc. (a)	529,000	10,220,280
Citrix Systems, Inc. (a)	56,507	4,927,410
Guidewire Software, Inc. (a)	411	25,289
HubSpot, Inc. (a)	20,100	1,120,374
Intuit, Inc.	180,300	20,094,435
Kingdee International Software Group Co. Ltd. (a)	707,600	272,731
LINE Corp. ADR	8,442	360,896
Linx SA	4,200	22,501
Mobileye NV (a)	180,500	8,824,645
Parametric Technology Corp. (a)	900	38,403
Paylocity Holding Corp. (a)(c)	180,128	8,111,164
RealPage, Inc. (a)	16,400	422,136
Salesforce.com, Inc. (a)	663,892	52,726,303
Splunk, Inc. (a)	110,200	6,418,048
SS&C Technologies Holdings, Inc.	140,400	4,626,180
Ultimate Software Group, Inc. (a)	15,417	3,221,228
Workday, Inc. Class A (a)	98,100	8,317,899
Workiva, Inc. (a)	1,900	33,934
Zendesk, Inc. (a)	548,175	16,741,265
		242,366,969
Home Entertainment Software - 4.2%
Activision Blizzard, Inc.	875,500	36,219,435
Electronic Arts, Inc. (a)	377,800	30,688,694
NCSOFT Corp.	80,310	19,430,709
Nexon Co. Ltd.	254,600	3,486,862
NHN Entertainment Corp. (a)	113,023	5,934,986
Nintendo Co. Ltd.	149,900	33,091,727
Nintendo Co. Ltd. ADR	183,900	5,015,873
Take-Two Interactive Software, Inc. (a)	218,900	9,515,583
		143,383,869
Systems Software - 5.4%
Allot Communications Ltd. (a)	528,072	2,751,255
CommVault Systems, Inc. (a)	600	30,924
CyberArk Software Ltd. (a)	61,700	3,257,760
Fleetmatics Group PLC (a)	53,987	3,232,202
Imperva, Inc. (a)	126,061	5,674,006
Infoblox, Inc. (a)	1,700	36,482
Microsoft Corp.	2,427,940	139,509,432
NetSuite, Inc. (a)(c)	44,284	4,822,528
Oracle Corp.	7,200	296,784
Progress Software Corp. (a)	95,300	2,764,653
Proofpoint, Inc. (a)	242,100	18,629,595
Rapid7, Inc. (a)	4,600	82,662
ServiceNow, Inc. (a)	4,650	337,916
Tableau Software, Inc. (a)	6,500	377,195
VMware, Inc. Class A (a)(c)	4,500	329,985
		182,133,379

TOTAL SOFTWARE		567,884,217

Technology Hardware, Storage & Peripherals - 10.2%
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	3,092,897	328,156,367
BlackBerry Ltd. (a)	2,700	20,486
EMC Corp.	278,600	8,076,614
Getac Technology Corp.	2,065,000	1,847,642
HP, Inc.	12,300	176,751
HTC Corp.	1,343,000	3,596,453
Nimble Storage, Inc. (a)	3,700	30,414
Silicon Graphics International Corp. (a)(c)	439,166	3,385,970
Stratasys Ltd. (a)	300	6,402
		345,297,099
TOTAL COMMON STOCKS
(Cost $2,490,286,711)		3,232,672,863

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.2%
Internet & Catalog Retail - 0.5%
Internet & Direct Marketing Re - 0.5%
China Internet Plus Holdings Ltd. Series B (d)	3,918,573	15,128,435
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	515,696	25,151,643
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (a)(d)	72,872	1,049,357

TOTAL CONVERTIBLE PREFERRED STOCKS		41,329,435

Nonconvertible Preferred Stocks - 0.4%
Internet & Catalog Retail - 0.4%
Internet & Direct Marketing Re - 0.4%
China Internet Plus Holdings Ltd. Series A-11 (d)	2,802,162	10,818,307
TOTAL PREFERRED STOCKS
(Cost $32,961,897)		52,147,742

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.42% (e)	126,357,171	126,357,171
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	108,550,083	108,550,083
TOTAL MONEY MARKET FUNDS
(Cost $234,907,254)		234,907,254
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $2,758,155,862)		3,519,727,859
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(124,724,252)
NET ASSETS - 100%		$3,395,003,607

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,376,122 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,147,742 or 1.5% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,857,214
China Internet Plus Holdings Ltd. Series B	12/11/15	$15,128,435
Nutanix, Inc. Series E	8/26/14	$976,230
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$8,000,018

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$186,180
Fidelity Securities Lending Cash Central Fund	1,519,308
Total	$1,705,488

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,232,672,863	$3,128,804,473	$103,868,390	$--
Preferred Stocks	52,147,742	--	1,049,357	51,098,385
Money Market Funds	234,907,254	234,907,254	--	--
Total Investments in Securities:	$3,519,727,859	$3,363,711,727	$104,917,747	$51,098,385

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,473,152
Level 2 to Level 1	$20,619,166

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$51,907,993
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(809,608)
Ending Balance	$51,098,385
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.7%
Cayman Islands	7.9%
Japan	5.1%
Taiwan	4.5%
Korea (South)	3.0%
Singapore	2.1%
Bermuda	1.7%
Netherlands	1.6%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $106,558,262) — See accompanying schedule: Unaffiliated issuers (cost $2,523,248,608)	$3,284,820,605
Fidelity Central Funds (cost $234,907,254)	234,907,254
Total Investments (cost $2,758,155,862)		$3,519,727,859
Cash		2,687,060
Foreign currency held at value (cost $999,062)		999,064
Receivable for investments sold		3,815,583
Receivable for fund shares sold		6,255,664
Dividends receivable		3,847,313
Distributions receivable from Fidelity Central Funds		253,160
Prepaid expenses		25,118
Other receivables		157,576
Total assets		3,537,768,397
Liabilities
Payable for investments purchased	$30,782,908
Payable for fund shares redeemed	1,235,058
Accrued management fee	1,520,441
Other affiliated payables	528,488
Other payables and accrued expenses	147,811
Collateral on securities loaned, at value	108,550,084
Total liabilities		142,764,790
Net Assets		$3,395,003,607
Net Assets consist of:
Paid in capital		$2,633,670,960
Undistributed net investment income		1,669,218
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,885,289)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		761,548,718
Net Assets, for 25,939,924 shares outstanding		$3,395,003,607
Net Asset Value, offering price and redemption price per share ($3,395,003,607 ÷ 25,939,924 shares)		$130.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$14,354,601
Income from Fidelity Central Funds (including $1,519,308 from security lending)		1,705,488
Total income		16,060,089
Expenses
Management fee	$8,335,784
Transfer agent fees	2,617,234
Accounting and security lending fees	464,438
Custodian fees and expenses	167,696
Independent trustees' fees and expenses	32,242
Registration fees	31,210
Audit	25,874
Legal	20,380
Miscellaneous	19,179
Total expenses before reductions	11,714,037
Expense reductions	(199,505)	11,514,532
Net investment income (loss)		4,545,557
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,813,408
Foreign currency transactions	457,048
Total net realized gain (loss)		67,270,456
Change in net unrealized appreciation (depreciation) on: Investment securities	515,852,258
Assets and liabilities in foreign currencies	(23,932)
Total change in net unrealized appreciation (depreciation)		515,828,326
Net gain (loss)		583,098,782
Net increase (decrease) in net assets resulting from operations		$587,644,339

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,545,557	$3,072,125
Net realized gain (loss)	67,270,456	27,243,106
Change in net unrealized appreciation (depreciation)	515,828,326	(259,186,503)
Net increase (decrease) in net assets resulting from operations	587,644,339	(228,871,272)
Distributions to shareholders from net investment income	–	(2,586,864)
Distributions to shareholders from net realized gain	–	(119,537,749)
Total distributions	–	(122,124,613)
Share transactions
Proceeds from sales of shares	287,575,194	678,111,909
Reinvestment of distributions	–	117,321,605
Cost of shares redeemed	(257,569,734)	(491,970,948)
Net increase (decrease) in net assets resulting from share transactions	30,005,460	303,462,566
Redemption fees	8,211	31,329
Total increase (decrease) in net assets	617,658,010	(47,501,990)
Net Assets
Beginning of period	2,777,345,597	2,824,847,587
End of period	$3,395,003,607	$2,777,345,597
Other Information
Undistributed net investment income end of period	$1,669,218	$–
Distributions in excess of net investment income end of period	$–	$(2,876,339)
Shares
Sold	2,345,690	5,668,453
Issued in reinvestment of distributions	–	965,142
Redeemed	(2,176,662)	(4,237,584)
Net increase (decrease)	169,028	2,396,011

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Technology Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$107.77	$120.85	$130.70	$104.11	$101.57	$102.37
Income from Investment Operations
Net investment income (loss)B	.18	.13	.16	.06	.01	(.27)
Net realized and unrealized gain (loss)	22.93	(8.26)	10.26	36.34	2.53	(.53)
Total from investment operations	23.11	(8.13)	10.42	36.40	2.54	(.80)
Distributions from net investment income	–	(.10)	(.17)	(.09)C	–	–
Distributions from net realized gain	–	(4.85)	(20.10)	(9.72)C	–	–
Total distributions	–	(4.95)	(20.27)	(9.81)	–	–
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$130.88	$107.77	$120.85	$130.70	$104.11	$101.57
Total ReturnE,F	21.44%	(7.16)%	9.97%	36.20%	2.50%	(.78)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.78%	.78%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.77%I	.77%	.78%	.80%	.81%	.82%
Expenses net of all reductions	.76%I	.76%	.78%	.77%	.79%	.81%
Net investment income (loss)	.30%I	.11%	.13%	.05%	.01%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,395,004	$2,777,346	$2,824,848	$2,411,391	$2,028,324	$2,349,926
Portfolio turnover rateJ	77%I	130%	144%	181%	140%	196%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, Semiconductors Portfolio (formerly Electronics Portfolio), IT Services Portfolio, Software and IT Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

In April 2016, the Board of Trustees approved a change in the name of Electronics Portfolio to Semiconductors Portfolio effective October 1, 2016.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Technology Portfolio that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 51,098,385	Market approach	Transaction price	$3.86 - $48.77 / $25.97	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Computers Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio and Technology Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Communications Equipment Portfolio	$184,474,381	$24,818,318	$(9,774,198)	$15,044,120
Computers Portfolio	296,600,491	126,821,342	(12,483,380)	114,337,962
Semiconductors Portfolio	1,704,847,095	317,574,377	(33,495,832)	284,078,545
IT Services Portfolio	1,430,039,970	470,666,645	(67,226,363)	403,440,282
Software and IT Services Portfolio	2,645,924,031	1,298,818,437	(62,836,986)	1,235,981,451
Technology Portfolio	2,769,442,481	834,769,594	(84,484,216)	750,285,378

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to February 29, 2016, and ordinary losses recognized during the period January 1, 2016 to February 29, 2016. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Communications Equipment Portfolio	$(1,742,121)	$–
Computers Portfolio	(6,642,875)	–
Semiconductors Portfolio	(22,604,428)	–
IT Services Portfolio	(28,005,860)	–
Technology Portfolio	(34,301,286)	(2,807,969)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	26,527,961	32,045,590
Computers Portfolio	55,883,333	116,900,535
Semiconductors Portfolio	1,097,206,900	1,004,801,682
IT Services Portfolio	270,559,115	544,514,951
Software and IT Services Portfolio	863,480,424	767,985,054
Technology Portfolio	1,136,101,636	1,208,371,903

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.25%	.55%
Computers Portfolio	.30%	.25%	.55%
Semiconductors Portfolio	.30%	.25%	.55%
IT Services Portfolio	.30%	.25%	.55%
Software and IT Services Portfolio	.30%	.25%	.55%
Technology Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.26%
Computers Portfolio	.21%
Semiconductors Portfolio	.17%
IT Services Portfolio	.20%
Software and IT Services Portfolio	.17%
Technology Portfolio	.17%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$1,785
Computers Portfolio	5,246
Semiconductors Portfolio	73,545
IT Services Portfolio	10,982
Software and IT Services Portfolio	17,830
Technology Portfolio	30,577

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
IT Services Portfolio	Borrower	$9,875,212.60%		$5,392

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Communications Equipment Portfolio	$236
Computers Portfolio	551
Semiconductors Portfolio	1,980
IT Services Portfolio	2,821
Software and IT Services Portfolio	4,451
Technology Portfolio	4,064

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
IT Services Portfolio	$11,353,000.90%		$2,838

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Communications Equipment Portfolio	$3,001	$49
Computers Portfolio	13,217	–
Semiconductors Portfolio	163,641	–
IT Services Portfolio	29,636	–
Software and IT Services Portfolio	86,678	148
Technology Portfolio	188,335	57

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Communications Equipment Portfolio	$636
Computers Portfolio	1,675
Semiconductors Portfolio	5,494
IT Services Portfolio	7,470
Software and IT Services Portfolio	11,690
Technology Portfolio	11,113

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investments adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

VIP FundsManager 60% Portfolio
Technology Portfolio	12%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

% of shares held
Technology Portfolio	25%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Communications Equipment Portfolio	.89%
Actual		$1,000.00	$1,166.10	$4.86
Hypothetical-C		$1,000.00	$1,020.72	$4.53
Computers Portfolio	.82%
Actual		$1,000.00	$1,189.80	$4.53
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Semiconductors Portfolio	.76%
Actual		$1,000.00	$1,304.20	$4.41
Hypothetical-C		$1,000.00	$1,021.37	$3.87
IT Services Portfolio	.79%
Actual		$1,000.00	$1,107.40	$4.20
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Software and IT Services Portfolio	.76%
Actual		$1,000.00	$1,206.60	$4.23
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Technology Portfolio	.77%
Actual		$1,000.00	$1,214.40	$4.30
Hypothetical-C		$1,000.00	$1,021.32	$3.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELTEC-SANN-1016
1.813673.111

Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Health Care Services Portfolio

Medical Equipment and Systems Portfolio

Pharmaceuticals Portfolio

Semi-Annual Report

August 31, 2016

Contents

Biotechnology Portfolio
Investment Summary
Investments
Financial Statements
Health Care Portfolio
Investment Summary
Investments
Financial Statements
Health Care Services Portfolio
Investment Summary
Investments
Financial Statements
Medical Equipment and Systems Portfolio
Investment Summary
Investments
Financial Statements
Pharmaceuticals Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Biotechnology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Regeneron Pharmaceuticals, Inc.	7.2	5.0
Alexion Pharmaceuticals, Inc.	5.7	5.6
Vertex Pharmaceuticals, Inc.	4.9	4.2
Celgene Corp.	4.5	3.7
Biogen, Inc.	4.4	3.5
Gilead Sciences, Inc.	2.7	2.2
BioMarin Pharmaceutical, Inc.	2.6	3.9
Incyte Corp.	2.4	3.0
Seattle Genetics, Inc.	2.3	1.6
Radius Health, Inc.	2.2	1.2
	38.9

Top Industries (% of fund's net assets)

As of August 31, 2016
Biotechnology	86.8%
Pharmaceuticals	11.0%
Health Care Equipment & Supplies	0.2%
Health Care Technology	0.2%
Health Care Providers & Services	0.1%
All Others*	1.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Biotechnology	85.9%
Pharmaceuticals	12.2%
Health Care Equipment & Supplies	0.3%
Health Care Providers & Services	0.1%
Life Sciences Tools & Services	0.1%
All Others*	1.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Biotechnology Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Biotechnology - 85.1%
Biotechnology - 85.1%
AbbVie, Inc. (a)	272,340	$15,711,295
ACADIA Pharmaceuticals, Inc. (b)(c)	4,780,980	153,612,887
Acceleron Pharma, Inc. (b)(d)	3,430,732	102,956,267
Achillion Pharmaceuticals, Inc. (b)(c)	3,853,020	31,825,945
Acorda Therapeutics, Inc. (b)(d)	2,492,411	60,017,257
Actelion Ltd.	549,423	91,444,812
Adamas Pharmaceuticals, Inc. (b)(c)(d)	1,823,733	24,930,430
Adaptimmune Therapeutics PLC sponsored ADR (b)(c)	3,497,755	23,434,959
ADMA Biologics, Inc. (b)(c)	372,800	2,128,688
Aduro Biotech, Inc. (b)	813,637	11,464,145
Aduro Biotech, Inc. (a)	1,711,378	24,113,316
Advanced Accelerator Applications SA sponsored ADR	185,557	6,388,728
Advaxis, Inc. (b)	558,688	6,441,673
Adverum Biotechnologies, Inc. (b)	657,857	2,355,128
Aegerion Pharmaceuticals, Inc. (b)(c)(d)	1,880,749	3,065,621
Agenus, Inc. (b)(c)	2,100,518	13,002,206
Agenus, Inc. warrants 1/9/18 (b)	1,548,000	21,393
Agios Pharmaceuticals, Inc. (b)	287,590	10,594,816
Aimmune Therapeutics, Inc. (b)(c)(d)	1,035,627	15,296,211
Aimmune Therapeutics, Inc. (a)(d)	2,173,892	32,108,385
Akebia Therapeutics, Inc. (b)(c)	779,378	6,336,343
Alder Biopharmaceuticals, Inc. (b)(c)(d)	3,213,343	105,943,919
Aldeyra Therapeutics, Inc. (b)(d)	1,211,252	6,722,449
Alexion Pharmaceuticals, Inc. (b)	4,587,217	577,347,132
Alkermes PLC (b)	2,521,111	110,349,028
Alnylam Pharmaceuticals, Inc. (b)	1,811,378	126,524,753
AMAG Pharmaceuticals, Inc. (b)(c)	1,697,477	40,450,877
Amarin Corp. PLC ADR (b)(c)	1,661,031	4,650,887
Amgen, Inc.	633,053	107,656,993
Amicus Therapeutics, Inc. (b)(c)	3,953,862	26,451,337
Applied Genetic Technologies Corp. (b)	826,246	10,559,424
Aptevo Therapeutics, Inc. (b)	101,833	276,986
Ardelyx, Inc. (b)(c)(d)	2,993,644	29,846,631
ARIAD Pharmaceuticals, Inc. (b)	4,180,996	43,231,499
Array BioPharma, Inc. (b)	2,482,996	8,516,676
Ascendis Pharma A/S sponsored ADR (b)	142,632	2,630,134
Asterias Biotherapeutics, Inc. (c)	596,713	1,664,829
Asterias Biotherapeutics, Inc. warrants 9/30/16 (b)	119,342	22,675
Atara Biotherapeutics, Inc. (b)(c)(d)	2,514,161	49,126,706
aTyr Pharma, Inc. (b)(c)	201,820	589,314
aTyr Pharma, Inc. (a)	675,659	1,972,924
Audentes Therapeutics, Inc.	277,400	4,338,536
Axovant Sciences Ltd. (b)	621,609	10,200,604
Bellicum Pharmaceuticals, Inc. (b)(c)	432,714	7,451,335
BioCryst Pharmaceuticals, Inc. (b)(c)	138,378	568,734
Biogen, Inc. (b)	1,461,088	446,552,325
BioMarin Pharmaceutical, Inc. (b)	2,769,234	260,003,380
BioTime, Inc. warrants 10/1/18 (b)	30,113	11,443
bluebird bio, Inc. (b)	251,619	12,414,881
Blueprint Medicines Corp. (b)(c)	1,265,944	35,294,519
Calithera Biosciences, Inc. (b)(c)	281,400	872,340
Catabasis Pharmaceuticals, Inc. (b)(c)	552,198	2,755,468
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (b)	141,443	10,406
warrants 5/30/17 (b)	282,100	44,507
Celgene Corp. (b)	4,247,168	453,342,712
Celldex Therapeutics, Inc. (b)(c)	4,745,256	15,754,250
Cepheid, Inc. (b)	538,300	18,474,456
Chiasma, Inc. (b)(d)	127,365	314,592
Chiasma, Inc. (a)(d)	1,530,734	3,780,913
Chiasma, Inc. warrants (d)	382,683	242,587
Chimerix, Inc. (b)	1,485,567	7,145,577
Cidara Therapeutics, Inc. (b)(d)	86,800	1,004,276
Cidara Therapeutics, Inc. (a)(d)	1,066,786	12,342,714
Clovis Oncology, Inc. (b)(c)	519,424	12,866,132
Colucid Pharmaceuticals, Inc. (b)	53,903	553,584
Corvus Pharmaceuticals, Inc.	97,500	1,330,875
Corvus Pharmaceuticals, Inc.	747,748	9,696,422
Cytokinetics, Inc. (b)(c)(d)	2,319,429	27,995,508
Cytokinetics, Inc. warrants 6/25/17 (b)(d)	3,828,480	4,369,215
CytomX Therapeutics, Inc. (a)	287,485	3,372,199
DBV Technologies SA sponsored ADR (b)(c)	1,147,600	39,684,008
Dicerna Pharmaceuticals, Inc. (b)	659,421	2,077,176
Dynavax Technologies Corp. (b)(c)	1,321,816	20,699,639
Edge Therapeutics, Inc. (b)(c)	168,343	1,496,569
Editas Medicine, Inc. (a)	226,465	3,809,141
Editas Medicine, Inc.	651,053	10,950,711
Emergent BioSolutions, Inc. (b)	131,367	3,500,931
Enanta Pharmaceuticals, Inc. (b)	233,028	5,124,286
Epizyme, Inc. (b)(c)(d)	5,722,274	41,829,823
Esperion Therapeutics, Inc. (b)(c)	614,906	6,622,538
Exact Sciences Corp. (b)(c)	2,215,646	40,922,982
Exelixis, Inc. (b)	5,125,140	57,145,311
Fate Therapeutics, Inc. (b)(d)	1,760,366	4,576,952
Fibrocell Science, Inc. (b)(d)	2,432,240	2,334,950
FibroGen, Inc. (b)	331,439	5,737,209
Five Prime Therapeutics, Inc. (b)	419,329	18,442,089
Foundation Medicine, Inc. (b)(c)	227,400	4,666,248
Galapagos Genomics NV sponsored ADR (b)(c)	1,138,988	61,847,048
Genmab A/S (b)	988,576	157,949,312
Genomic Health, Inc. (b)	471,028	12,468,111
GenSight Biologics SA	446,321	3,982,792
Geron Corp. (b)(c)(d)	15,808,751	42,525,540
Gilead Sciences, Inc.	3,446,864	270,165,200
Global Blood Therapeutics, Inc. (b)(c)(d)	2,774,105	47,132,044
Halozyme Therapeutics, Inc. (b)(c)	6,183,054	60,593,929
Heron Therapeutics, Inc. (b)	782,979	14,563,409
Histogenics Corp. (b)(d)	1,132,386	3,521,720
Ignyta, Inc. (b)	575,152	3,169,088
Immune Design Corp. (b)(c)	343,041	2,418,439
ImmunoGen, Inc. (b)(c)	1,815,878	5,102,617
Immunomedics, Inc. (b)(c)	908,464	2,516,445
Incyte Corp. (b)	2,929,859	237,611,565
Insys Therapeutics, Inc. (b)(c)	603,290	8,608,948
Intellia Therapeutics, Inc. (b)(c)	598,010	11,631,295
Intellia Therapeutics, Inc.	328,993	6,078,968
Intercept Pharmaceuticals, Inc. (b)(c)	1,193,868	177,062,563
Intrexon Corp. (b)(c)	777,153	19,615,342
Ionis Pharmaceuticals, Inc. (b)(c)	2,570,377	76,211,678
Ironwood Pharmaceuticals, Inc. Class A (b)	4,112,010	54,854,213
Juno Therapeutics, Inc. (b)(c)	43,603	1,289,777
Juno Therapeutics, Inc. (a)(b)	1,158,952	34,281,800
Karyopharm Therapeutics, Inc. (b)(c)(d)	3,571,115	35,532,594
Keryx Biopharmaceuticals, Inc. (b)(c)	2,638,025	10,815,903
Kite Pharma, Inc. (b)(c)	1,494,821	86,131,586
Kura Oncology, Inc. (b)(c)(d)	1,894,217	10,929,632
La Jolla Pharmaceutical Co. (b)(c)(d)	1,385,004	22,644,815
Lexicon Pharmaceuticals, Inc. (b)(c)	3,437,603	47,713,930
Ligand Pharmaceuticals, Inc. Class B (b)(c)	840,801	86,863,151
Lion Biotechnologies, Inc. (b)	1,656,182	13,183,209
Loxo Oncology, Inc. (b)(c)(d)	1,709,762	47,086,845
Macrogenics, Inc. (b)(d)	2,940,497	87,656,216
MediciNova, Inc. (b)(c)	1,307,020	7,698,348
Merrimack Pharmaceuticals, Inc. (b)(c)	2,557,621	11,816,209
MiMedx Group, Inc. (b)(c)	643,764	4,660,851
Minerva Neurosciences, Inc. (b)(c)(d)	3,320,214	40,573,015
Mirna Therapeutics, Inc. (b)	904,846	2,234,970
Momenta Pharmaceuticals, Inc. (b)	1,060,077	12,742,126
Myriad Genetics, Inc. (b)	95,943	1,953,399
NantKwest, Inc. (b)(c)	625,243	5,058,216
Neurocrine Biosciences, Inc. (b)	3,582,851	173,624,959
NewLink Genetics Corp. (b)	360,047	3,665,278
Nivalis Therapeutics, Inc. (b)	81,400	520,146
Novavax, Inc. (b)(c)	13,408,421	91,713,600
Novelos Therapeutics, Inc. warrants 12/6/16 (b)	2,362,400	24
OncoMed Pharmaceuticals, Inc. (b)(c)	778,433	7,776,546
Ophthotech Corp. (b)(d)	2,926,498	154,548,359
Opko Health, Inc. (b)(c)	1,466,767	13,347,580
Oragenics, Inc. (b)(c)	1,667,332	1,150,459
Osiris Therapeutics, Inc. (c)	1,703,695	8,535,512
OvaScience, Inc. (b)	969,025	5,901,362
Portola Pharmaceuticals, Inc. (b)	2,815,491	57,323,397
Progenics Pharmaceuticals, Inc. (b)(c)	2,895,048	18,180,901
Proteon Therapeutics, Inc. (b)(c)	130,362	1,149,793
Prothena Corp. PLC (b)	726,935	36,332,211
PTC Therapeutics, Inc. (b)(c)	213,016	1,748,861
Puma Biotechnology, Inc. (b)(c)	1,332,725	78,830,684
Radius Health, Inc. (b)(c)(d)	4,136,959	226,870,832
Raptor Pharmaceutical Corp. (b)	3,664,279	27,298,879
Regeneron Pharmaceuticals, Inc. (b)	1,843,493	723,663,175
REGENXBIO, Inc. (b)(c)	691,188	8,093,811
Regulus Therapeutics, Inc. (b)(c)	1,944,641	6,164,512
Repligen Corp. (b)	1,208,115	37,439,484
Retrophin, Inc. (b)(d)	1,924,919	30,837,202
Sage Therapeutics, Inc. (b)(c)	1,442,993	53,636,050
Sangamo Biosciences, Inc. (b)(c)	1,455,431	6,243,799
Sarepta Therapeutics, Inc. (b)(c)	1,429,300	37,261,851
Seattle Genetics, Inc. (b)	5,249,305	233,856,538
Selecta Biosciences, Inc.	226,900	2,725,069
Seres Therapeutics, Inc. (b)(d)	1,028,440	10,767,767
Seres Therapeutics, Inc. (a)(d)	1,292,035	13,527,606
Spark Therapeutics, Inc. (b)(c)	1,446,320	81,832,786
Spectrum Pharmaceuticals, Inc. (b)	3,903,900	20,729,709
Stemline Therapeutics, Inc. (b)(d)	1,513,299	12,378,786
Syndax Pharmaceuticals, Inc. (a)(d)	1,153,417	16,355,453
Syndax Pharmaceuticals, Inc. (c)(d)	528,900	7,499,802
Syros Pharmaceuticals, Inc. (c)	230,100	3,152,370
Syros Pharmaceuticals, Inc.	303,621	3,743,647
TESARO, Inc. (b)(c)	1,478,107	125,180,882
TG Therapeutics, Inc. (b)(c)(d)	3,806,668	24,172,342
Threshold Pharmaceuticals, Inc. (b)	366,950	392,637
Tobira Therapeutics, Inc. (b)	137,650	675,862
Trevena, Inc. (b)	1,070,360	7,257,041
Ultragenyx Pharmaceutical, Inc. (b)(d)	1,976,978	130,322,390
United Therapeutics Corp. (b)	767,109	93,802,089
Vanda Pharmaceuticals, Inc. (b)	38,173	587,101
Versartis, Inc. (b)(c)(d)	2,163,970	26,833,228
Vertex Pharmaceuticals, Inc. (b)	5,281,934	499,195,582
Vical, Inc. (b)(d)	540,384	2,053,459
Vitae Pharmaceuticals, Inc. (b)(d)	1,699,371	11,742,654
Vital Therapies, Inc. (b)(c)	1,191,791	6,828,962
Voyager Therapeutics, Inc. (b)(c)(d)	1,388,700	16,900,479
Voyager Therapeutics, Inc. (a)(d)	1,286,274	15,653,955
Xencor, Inc. (b)	2,010,942	42,491,204
Zafgen, Inc. (b)(d)	2,712,346	8,109,915
		8,595,636,171
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (e)	54,958	7,191,254
Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Bellerophon Therapeutics, Inc. (b)(c)(d)	980,370	1,490,162
Novocure Ltd. (b)(c)	479,101	3,679,496
Novocure Ltd. (a)	701,713	5,389,156
Vermillion, Inc. (b)(c)(d)	4,260,663	5,964,928
Zosano Pharma Corp. (b)(d)	1,177,516	942,131
		17,465,873
Health Care Technology - 0.1%
Health Care Technology - 0.1%
NantHealth, Inc. (c)	483,800	6,342,618
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)	1,536,599	3,336,939
Transgenomic, Inc. (b)	236,500	69,200
Transgenomic, Inc. warrants 2/3/17 (b)	1,419,000	14
		3,406,153
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (b)	33,334	56,001
Pharmaceuticals - 10.9%
Pharmaceuticals - 10.9%
Achaogen, Inc. (b)	822,482	3,100,757
Adimab LLC unit (e)(f)	1,954,526	46,986,805
Afferent Pharmaceuticals, Inc. rights 12/31/24 (b)	8,274,568	7,695,348
Aradigm Corp. (b)	159,954	743,786
Avexis, Inc. (c)	1,039,917	36,750,667
Axsome Therapeutics, Inc. (b)(c)(d)	1,771,125	12,822,945
Cempra, Inc. (b)(c)(d)	4,396,674	96,463,028
Dermira, Inc. (b)(d)	2,173,291	67,458,953
Egalet Corp. (b)(c)(d)	2,505,947	17,190,796
GW Pharmaceuticals PLC ADR (b)(c)	816,181	66,722,797
Horizon Pharma PLC (b)	7,243,398	136,175,882
Intra-Cellular Therapies, Inc. (b)	529,782	21,371,406
Jazz Pharmaceuticals PLC (b)	1,299,413	160,906,312
MyoKardia, Inc. (b)(d)	323,400	7,075,992
MyoKardia, Inc. (a)(d)	2,241,490	49,043,801
Nektar Therapeutics (b)	1,160,271	20,710,837
NeurogesX, Inc. (b)(d)	2,550,000	12,750
Ocular Therapeutix, Inc. (b)(c)(d)	1,531,128	9,783,908
Pacira Pharmaceuticals, Inc. (b)(c)	1,742,435	69,052,699
Paratek Pharmaceuticals, Inc. (b)(d)	1,315,532	17,720,216
Parnell Pharmaceuticals Holdings Ltd. (b)(c)	692,482	1,031,798
Reata Pharmaceuticals, Inc. (c)	436,900	8,331,683
Repros Therapeutics, Inc. (b)(c)	1,021,590	2,073,828
Stemcentrx, Inc. rights 12/31/21 (b)	876,163	2,418,210
Tetraphase Pharmaceuticals, Inc. (b)	1,590,203	6,042,771
The Medicines Company (b)	2,317,208	90,765,037
TherapeuticsMD, Inc. (b)	7,282,942	50,106,641
Theravance Biopharma, Inc. (b)(c)	1,507,800	42,761,208
WAVE Life Sciences (a)(d)	982,333	24,499,385
WAVE Life Sciences (b)(d)	509,028	12,695,158
Zogenix, Inc. (b)(c)(d)	1,848,913	16,122,521
Zogenix, Inc. warrants 7/27/17 (b)(d)	498,465	2,931
		1,104,640,856
TOTAL COMMON STOCKS
(Cost $8,145,935,603)		9,734,738,926

Preferred Stocks - 2.0%
Convertible Preferred Stocks - 2.0%
Biotechnology - 1.7%
Biotechnology - 1.7%
23andMe, Inc. Series E (b)(e)	1,505,457	14,527,660
AC Immune SA Series E (e)	409,750	4,056,525
Immunocore Ltd. Series A (b)(e)	73,318	16,990,096
Jounce Therapeutics, Inc. Series B (b)(e)	7,257,779	25,111,915
Moderna Therapeutics, Inc.:
Series D (e)	2,074,940	18,217,973
Series E, 0.00% (e)	2,698,970	23,696,957
Ovid Therapeutics, Inc. Series B (b)(e)	1,039,201	3,867,906
Pronutria Biosciences, Inc. Series C (b)(e)	1,642,272	28,230,656
RaNA Therapeutics LLC Series B (b)(e)	5,634,091	3,200,164
Scholar Rock LLC Series B (e)	4,276,340	9,100,052
Twist Bioscience Corp.:
Series C (b)(e)	8,133,875	16,349,089
Series D (e)	1,976,343	3,972,449
		167,321,442
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Allena Pharmaceuticals, Inc. Series C (e)	6,041,631	10,760,145
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (e)	856,366	1,862,596
Series B (e)	2,783,187	6,053,432
		7,916,028
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (b)(e)	8,274,568	3,723,556
Kolltan Pharmaceuticals, Inc. Series D (b)(e)	10,639,609	10,320,421
		14,043,977

TOTAL CONVERTIBLE PREFERRED STOCKS		200,041,592

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (e)	588,700	4,544,764
TOTAL PREFERRED STOCKS
(Cost $173,459,398)		204,586,356

Money Market Funds - 13.2%
Fidelity Cash Central Fund, 0.42% (g)	202,275,577	202,275,577
Fidelity Securities Lending Cash Central Fund 0.44% (g)(h)	1,127,885,464	1,127,885,464
TOTAL MONEY MARKET FUNDS
(Cost $1,330,161,041)		1,330,161,041
TOTAL INVESTMENT PORTFOLIO - 111.6%
(Cost $9,649,556,042)		11,269,486,323
NET OTHER ASSETS (LIABILITIES) - (11.6)%		(1,169,629,698)
NET ASSETS - 100%		$10,099,856,625

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,962,043 or 2.5% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $258,764,415 or 2.6% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
AC Immune SA Series E	10/19/15	$3,948,449
Adimab LLC unit	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$3,723,556
Allena Pharmaceuticals, Inc. Series C	11/25/15	$16,010,322
Codiak Biosciences, Inc. Series A	11/12/15	$856,366
Codiak Biosciences, Inc. Series B	11/12/15	$8,349,561
Immunocore Ltd. Series A	7/27/15	$13,796,921
Jounce Therapeutics, Inc. Series B	4/17/15	$16,402,581
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$10,639,609
Moderna Therapeutics, Inc. Series D	11/6/13	$9,158,071
Moderna Therapeutics, Inc. Series E, 0.00%	12/18/14	$11,912,324
Ovid Therapeutics, Inc. Series B	8/10/15	$6,474,222
Pronutria Biosciences, Inc. Series C	1/30/15	$16,554,102
RaNA Therapeutics LLC Series B	7/17/15	$6,084,818
RPI International Holdings LP	5/21/15	$6,479,548
Scholar Rock LLC Series B	12/17/15	$12,829,020
Twist Bioscience Corp. Series C	5/29/15	$12,199,999
Twist Bioscience Corp. Series D	1/8/16	$4,240,639
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$142,145
Fidelity Securities Lending Cash Central Fund	9,652,620
Total	$9,794,765

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acceleron Pharma, Inc.	$86,934,749	$--	$--	$--	$102,956,267
Achillion Pharmaceuticals, Inc.	53,428,222	--	28,090,013	--	--
Acorda Therapeutics, Inc.	122,669,402	--	33,565,648	--	60,017,257
Adamas Pharmaceuticals, Inc.	25,329,062	--	2,389,677	--	24,930,430
Aegerion Pharmaceuticals, Inc.	16,037,442	--	4,442,388	--	3,065,621
Aimmune Therapeutics, Inc.	30,194,416	8,713	12,277,540	--	15,296,211
Aimmune Therapeutics, Inc.	34,782,272	--	--	--	32,108,385
Akebia Therapeutics, Inc.	15,126,410	--	10,735,338	--	--
Alder Biopharmaceuticals, Inc.	61,021,384	--	--	--	105,943,919
Aldeyra Therapeutics, Inc.	4,698,688	1,261,680	--	--	6,722,449
Anacor Pharmaceuticals, Inc.	166,052,633	--	258,446,415	--	--
Applied Genetic Technologies Corp.	19,086,161	--	8,948,350	--	--
Ardelyx, Inc.	32,015,636	--	2,416,612	--	29,846,631
Atara Biotherapeutics, Inc.	34,013,045	13,387,633	3,138,539	--	49,126,706
Axsome Therapeutics, Inc.	14,869,527	--	1,365,394	--	12,822,945
Bellerophon Therapeutics, Inc.	2,363,614	--	190,169	--	1,490,162
Biodel, Inc.	1,108,019	--	1,147,921	--	--
Calithera Biosciences, Inc.	10,659,924	--	5,803,541	--	--
Carbylan Therapeutics, Inc.	1,623,902	--	1,691,270	--	--
Cempra, Inc.	73,996,023	--	--	--	96,463,028
Cerulean Pharma, Inc.	5,109,587	--	5,482,438	--	--
Chiasma, Inc.	1,257,093	--	--	--	314,592
Chiasma, Inc.	15,108,345	--	--	--	3,780,913
Chiasma, Inc. warrants	2,225,547	--	--	--	242,587
Cidara Therapeutics, Inc.	869,736	--	--	--	1,004,276
Cidara Therapeutics, Inc.	10,689,196	--	--	--	12,342,714
CTI BioPharma Corp.	11,419,512	--	8,652,966	--	--
Cytokinetics, Inc.	9,785,651	9,673,424	954,065	--	27,995,508
Cytokinetics, Inc. warrants 6/25/17	1,216,385	--	--	--	4,369,215
Dermira, Inc.	45,213,419	1,534,400	14,175,444	--	67,458,953
Dermira, Inc.	20,193,757	--	--	--	--
Dynavax Technologies Corp.	32,117,262	3,307,054	13,718,345	--	--
Egalet Corp.	16,940,202	--	--	--	17,190,796
Epirus Biopharmaceuticals, Inc.	3,259,269	--	1,081,092	--	--
Epizyme, Inc.	48,400,904	2,309,147	--	--	41,829,823
Esperion Therapeutics, Inc.	19,886,474	--	10,724,699	--	--
Fate Therapeutics, Inc.	3,098,244	--	--	--	4,576,952
Fibrocell Science, Inc.	7,518,206	--	2,260,702	--	2,334,950
Geron Corp.	38,099,090	--	--	--	42,525,540
Global Blood Therapeutics, Inc.	42,720,642	2,083,125	3,159,201	--	47,132,044
Histogenics Corp.	3,226,564	--	218,992	--	3,521,720
Horizon Pharma PLC	161,679,838	--	39,449,845	--	--
Immune Design Corp.	13,130,527	--	11,625,157	--	--
ImmunoGen, Inc.	35,142,584	--	15,621,200	--	--
Immunomedics, Inc.	21,388,559	--	18,764,526	--	--
Karyopharm Therapeutics, Inc.	21,069,579	--	--	--	35,532,594
Kura Oncology, Inc.	$8,510,850	$--	$628,687	$--	$10,929,632
La Jolla Pharmaceutical Co.	23,359,004	--	2,736,422	--	22,644,815
Loxo Oncology, Inc.	30,277,492	2,115,600	--	--	47,086,845
Macrogenics, Inc.	48,118,225	5,205,197	4,329,743	--	87,656,216
MediciNova, Inc.	14,935,920	--	8,270,237	--	--
Minerva Neurosciences, Inc.	8,980,027	16,212,545	--	--	40,573,015
Mirna Therapeutics, Inc.	4,977,112	--	938,682	--	--
MyoKardia, Inc.	2,690,900	--	758,485	--	7,075,992
MyoKardia, Inc.	15,118,850	--	--	--	--
MyoKardia, Inc.	--	--	--	--	49,043,801
NeurogesX, Inc.	22,950	--	--	--	12,750
Novavax, Inc.	71,812,780	--	21,187,729	--	--
Ocular Therapeutix, Inc.	13,205,293	--	1,298,378	--	9,783,908
Ophthotech Corp.	151,145,142	--	19,603,483	--	154,548,359
Oragenics, Inc.	2,697,973	--	669,227	--	--
Orexigen Therapeutics, Inc.	6,796,515	--	4,606,358	--	--
Osiris Therapeutics, Inc.	13,330,344	--	816,763	--	--
Paratek Pharmaceuticals, Inc.	26,894,817	--	6,685,763	--	17,720,216
Parnell Pharmaceuticals Holdings Ltd.	2,042,822	--	--	--	--
Portola Pharmaceuticals, Inc.	82,839,265	4,944,421	9,764,064	--	--
Progenics Pharmaceuticals, Inc.	18,619,620	1,806,203	7,643,518	--	--
ProNai Therapeutics, Inc.	9,544,132	--	3,474,807	--	--
ProQR Therapeutics BV	6,555,071	--	5,490,020	--	--
Radius Health, Inc.	121,212,899	--	--	--	226,870,832
REGENXBIO, Inc.	21,085,809	--	8,718,202	--	--
Repligen Corp.	45,843,527	--	14,499,203	--	--
Repros Therapeutics, Inc.	1,438,077	--	649,861	--	--
Retrophin, Inc.	15,496,086	16,083,315	1,334,964	--	30,837,202
Seres Therapeutics, Inc.	23,767,248	--	--	--	10,767,767
Seres Therapeutics, Inc.	29,858,929	--	--	--	13,527,606
Sophiris Bio, Inc.	2,292,687	--	1,723,488	--	--
Spark Therapeutics, Inc.	46,079,755	--	--	--	--
Spectrum Pharmaceuticals, Inc.	17,645,628	--	--	--	--
Stemline Therapeutics, Inc.	7,278,968	--	--	--	12,378,786
Sunesis Pharmaceuticals, Inc.	3,189,821	--	2,354,909	--	--
Syndax Pharmaceuticals, Inc.	--	--	--	--	--
Syndax Pharmaceuticals, Inc.	--	--	--	--	16,355,453
Syndax Pharmaceuticals, Inc.	--	6,346,800	--	--	7,499,802
TESARO, Inc.	86,982,891	48,014,340	55,602,289	--	--
TG Therapeutics, Inc.	41,935,144	--	9,743,933	--	24,172,342
Tobira Therapeutics, Inc.	8,784,843	--	5,622,679	--	--
Ultragenyx Pharmaceutical, Inc.	120,575,888	--	--	--	130,322,390
Vermillion, Inc.	7,038,842	--	133,239	--	5,964,928
Versartis, Inc.	14,217,283	--	--	--	26,833,228
Vical, Inc.	2,152,591	--	202,951	--	2,053,459
Vitae Pharmaceuticals, Inc.	19,712,228	--	2,449,597	--	11,742,654
Vital Therapies, Inc.	22,394,637	--	11,558,638	--	--
Voyager Therapeutics, Inc.	12,605,575	910,725	--	--	16,900,479
Voyager Therapeutics, Inc.	--	--	--	--	15,653,955
Voyager Therapeutics, Inc.	11,694,160	--	--	--	--
WAVE Life Sciences	--	--	--	--	24,499,385
WAVE Life Sciences	14,044,906	--	--	--	--
WAVE Life Sciences	10,380,406	--	2,674,871	--	12,695,158
Xencor, Inc.	25,227,675	--	3,470,751	--	--
Xenon Pharmaceuticals, Inc.	5,871,198	--	5,437,113	--	--
XOMA Corp.	5,748,718	--	6,201,870	--	--
Zafgen, Inc.	16,979,286	--	--	--	8,109,915
Zogenix, Inc.	25,410,172	--	5,147,882	--	16,122,521
Zogenix, Inc. warrants 7/27/17	$17,676	$--	$--	$--	$2,931
Zosano Pharma Corp.	2,871,696	--	37,570	--	942,131
Total	$2,749,087,056	$135,204,322	$757,003,863	$--	$1,914,271,661

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$9,734,738,926	$9,630,513,150	$39,921,409	$64,304,367
Preferred Stocks	204,586,356	--	4,056,525	200,529,831
Money Market Funds	1,330,161,041	1,330,161,041	--	--
Total Investments in Securities:	$11,269,486,323	$10,960,674,191	$43,977,934	$264,834,198

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$44,969,441
Total Realized Gain (Loss)	(446,345)
Total Unrealized Gain (Loss)	12,104,578
Cost of Purchases	7,653,743
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	22,950
Transfers out of Level 3	--
Ending Balance	$64,304,367
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$11,658,264
Preferred Stocks
Beginning Balance	$181,689,140
Total Realized Gain (Loss)	31,210,109
Total Unrealized Gain (Loss)	67,356,120
Cost of Purchases	24,793,951
Proceeds of Sales	(101,588,137)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(2,931,352)
Ending Balance	$200,529,831
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$58,120,765

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,084,714,131) — See accompanying schedule: Unaffiliated issuers (cost $6,202,409,712)	$8,025,053,621
Fidelity Central Funds (cost $1,330,161,041)	1,330,161,041
Other affiliated issuers (cost $2,116,985,289)	1,914,271,661
Total Investments (cost $9,649,556,042)		$11,269,486,323
Cash		1,136,092
Foreign currency held at value (cost $4,373)		4,373
Restricted cash		372,902
Receivable for investments sold		12,785,938
Receivable for fund shares sold		3,007,282
Dividends receivable		655,750
Distributions receivable from Fidelity Central Funds		1,244,828
Prepaid expenses		78,525
Other receivables		420,903
Total assets		11,289,192,916
Liabilities
Payable for investments purchased	$36,240,558
Payable for fund shares redeemed	18,319,238
Accrued management fee	4,841,723
Other affiliated payables	1,623,449
Other payables and accrued expenses	425,859
Collateral on securities loaned, at value	1,127,885,464
Total liabilities		1,189,336,291
Net Assets		$10,099,856,625
Net Assets consist of:
Paid in capital		$8,892,837,661
Accumulated net investment loss		(23,166,304)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(389,761,626)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,619,946,894
Net Assets, for 55,304,128 shares outstanding		$10,099,856,625
Net Asset Value, offering price and redemption price per share ($10,099,856,625 ÷ 55,304,128 shares)		$182.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$5,715,195
Income from Fidelity Central Funds (including $9,652,620 from security lending)		9,794,765
Total income		15,509,960
Expenses
Management fee	$28,311,192
Transfer agent fees	8,992,055
Accounting and security lending fees	770,152
Custodian fees and expenses	149,733
Independent trustees' fees and expenses	112,626
Registration fees	91,486
Audit	28,177
Legal	77,943
Miscellaneous	102,486
Total expenses before reductions	38,635,850
Expense reductions	(223,410)	38,412,440
Net investment income (loss)		(22,902,480)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,549,388
Other affiliated issuers	(419,313,925)
Foreign currency transactions	(884,729)
Total net realized gain (loss)		(341,649,266)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $53,009)	1,913,816,022
Assets and liabilities in foreign currencies	11,541
Total change in net unrealized appreciation (depreciation)		1,913,827,563
Net gain (loss)		1,572,178,297
Net increase (decrease) in net assets resulting from operations		$1,549,275,817

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(22,902,480)	$(57,219,757)
Net realized gain (loss)	(341,649,266)	1,113,277,737
Change in net unrealized appreciation (depreciation)	1,913,827,563	(5,765,260,488)
Net increase (decrease) in net assets resulting from operations	1,549,275,817	(4,709,202,508)
Distributions to shareholders from net realized gain	(351,244,588)	(935,222,849)
Share transactions
Proceeds from sales of shares	733,461,251	6,221,332,903
Reinvestment of distributions	335,307,225	894,323,787
Cost of shares redeemed	(1,890,754,919)	(5,026,035,970)
Net increase (decrease) in net assets resulting from share transactions	(821,986,443)	2,089,620,720
Redemption fees	213,261	1,350,923
Total increase (decrease) in net assets	376,258,047	(3,553,453,714)
Net Assets
Beginning of period	9,723,598,578	13,277,052,292
End of period	$10,099,856,625	$9,723,598,578
Other Information
Accumulated net investment loss end of period	$(23,166,304)	$(263,824)
Shares
Sold	4,160,472	24,881,387
Issued in reinvestment of distributions	1,903,424	3,692,321
Redeemed	(10,778,619)	(22,091,457)
Net increase (decrease)	(4,714,723)	6,482,251

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Biotechnology Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$162.01	$248.00	$221.45	$120.51	$97.78	$74.01
Income from Investment Operations
Net investment income (loss)B	(.39)	(.95)	(.87)	(.54)	(.16)	(.23)
Net realized and unrealized gain (loss)	26.96	(69.22)	51.24	101.91	29.36	24.11
Total from investment operations	26.57	(70.17)	50.37	101.37	29.20	23.88
Distributions from net realized gain	(5.96)	(15.84)	(23.84)	(.46)	(6.48)	(.12)
Total distributions	(5.96)	(15.84)	(23.84)	(.46)	(6.48)	(.12)
Redemption fees added to paid in capitalB	–C	.02	.02	.03	.01	.01
Net asset value, end of period	$182.62	$162.01	$248.00	$221.45	$120.51	$97.78
Total ReturnD,E	16.54%	(30.35)%	24.21%	84.25%	31.78%	32.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.73%	.74%	.76%	.81%	.83%
Expenses net of fee waivers, if any	.75%H	.73%	.74%	.76%	.80%	.83%
Expenses net of all reductions	.74%H	.73%	.74%	.75%	.79%	.83%
Net investment income (loss)	(.44)%H	(.39)%	(.41)%	(.32)%	(.15)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,099,857	$9,723,599	$13,277,052	$11,033,313	$3,450,725	$1,741,830
Portfolio turnover rateI	24%H	35%	61%	35%	42%	106%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Medtronic PLC	10.1	10.1
Allergan PLC	7.7	6.5
Amgen, Inc.	7.0	5.4
Boston Scientific Corp.	5.3	5.0
Teva Pharmaceutical Industries Ltd. sponsored ADR	4.0	5.7
Vertex Pharmaceuticals, Inc.	3.7	2.3
UnitedHealth Group, Inc.	3.2	2.6
Alexion Pharmaceuticals, Inc.	3.0	1.6
McKesson Corp.	2.7	2.7
Intuitive Surgical, Inc.	2.2	1.4
	48.9

Top Industries (% of fund's net assets)

As of August 31, 2016
Biotechnology	28.4%
Health Care Equipment & Supplies	28.4%
Pharmaceuticals	20.7%
Health Care Providers & Services	14.8%
Health Care Technology	3.6%
All Others*	4.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Biotechnology	27.1%
Pharmaceuticals	26.5%
Health Care Equipment & Supplies	25.2%
Health Care Providers & Services	13.4%
Health Care Technology	3.2%
All Others*	4.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Health Care Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Biotechnology - 28.3%
Biotechnology - 28.3%
Ablynx NV (a)(b)	2,200,000	$28,024,566
ACADIA Pharmaceuticals, Inc. (a)	77,712	2,496,887
Acceleron Pharma, Inc. (a)	600,000	18,006,000
Acorda Therapeutics, Inc. (a)	1,472,901	35,467,456
Actelion Ltd.	300,000	49,931,371
Advanced Accelerator Applications SA sponsored ADR	530,000	18,247,900
Advaxis, Inc. (a)(b)	1,800,000	20,754,000
Alexion Pharmaceuticals, Inc. (a)	1,800,000	226,548,000
Alnylam Pharmaceuticals, Inc. (a)	546,477	38,171,418
Amgen, Inc.	3,120,000	530,587,200
Amicus Therapeutics, Inc. (a)(b)	3,500,000	23,415,000
Arena Pharmaceuticals, Inc. (a)(b)	8,000,000	12,400,000
Array BioPharma, Inc. (a)(b)	4,000,000	13,720,000
BeiGene Ltd. ADR (b)	217,857	6,254,674
Biogen, Inc. (a)	290,000	88,632,700
BioMarin Pharmaceutical, Inc. (a)	280,000	26,289,200
bluebird bio, Inc. (a)	146,200	7,213,508
Blueprint Medicines Corp. (a)	700,000	19,516,000
Celgene Corp. (a)	330,000	35,224,200
Cellectis SA sponsored ADR (a)(b)	700,000	18,564,000
Curis, Inc. (a)	2,800,000	4,928,000
Cytokinetics, Inc. (a)	1,080,000	13,035,600
CytomX Therapeutics, Inc. (a)	442,277	5,187,909
Five Prime Therapeutics, Inc. (a)	413,208	18,172,888
Galapagos Genomics NV sponsored ADR (a)	431,256	23,417,201
Gilead Sciences, Inc.	1,280,000	100,326,400
Heron Therapeutics, Inc. (a)	638,443	11,875,040
Incyte Corp. (a)	180,000	14,598,000
Insmed, Inc. (a)(c)	3,100,000	40,145,000
Intercept Pharmaceuticals, Inc. (a)	261,946	38,849,211
Neurocrine Biosciences, Inc. (a)	840,000	40,706,400
Proteostasis Therapeutics, Inc. (b)	60,148	860,718
Prothena Corp. PLC (a)	391,317	19,558,024
Puma Biotechnology, Inc. (a)(b)	1,170,000	69,205,500
Regeneron Pharmaceuticals, Inc. (a)	250,000	98,137,500
Spark Therapeutics, Inc. (a)	513,038	29,027,690
TESARO, Inc. (a)	700,000	59,283,000
Ultragenyx Pharmaceutical, Inc. (a)	650,000	42,848,000
Vertex Pharmaceuticals, Inc. (a)	3,000,000	283,530,000
Xencor, Inc. (a)	1,000,000	21,130,000
		2,154,286,161
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
RPI International Holdings LP (d)	199,753	26,137,680
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	772,200	18,100,368
Health Care Equipment & Supplies - 28.4%
Health Care Equipment - 25.9%
Atricure, Inc. (a)(c)	1,900,000	29,241,000
Boston Scientific Corp. (a)	17,000,000	404,940,000
DexCom, Inc. (a)	1,060,000	96,555,400
Edwards Lifesciences Corp. (a)	290,000	33,396,400
Genmark Diagnostics, Inc. (a)(c)	2,703,157	23,030,898
Insulet Corp. (a)	1,502,807	63,613,820
Integra LifeSciences Holdings Corp. (a)	880,000	76,049,600
Intuitive Surgical, Inc. (a)	242,000	166,113,640
Medtronic PLC	8,800,000	765,863,999
Nevro Corp. (a)(b)	450,000	42,493,500
NxStage Medical, Inc. (a)	1,000,000	22,860,000
Wright Medical Group NV (a)	3,800,000	94,088,000
Zeltiq Aesthetics, Inc. (a)(b)	1,700,000	64,804,000
Zimmer Biomet Holdings, Inc.	660,000	85,542,600
		1,968,592,857
Health Care Supplies - 2.5%
Penumbra, Inc. (a)	1,000,000	70,560,000
The Cooper Companies, Inc.	400,000	74,368,000
The Spectranetics Corp. (a)	1,955,508	48,125,052
		193,053,052

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,161,645,909

Health Care Providers & Services - 14.6%
Health Care Distributors & Services - 3.7%
Amplifon SpA	2,600,000	27,334,102
EBOS Group Ltd.	3,280,000	42,101,634
McKesson Corp.	1,100,000	203,082,000
Oriola-KD Oyj	1,690,398	8,070,173
		280,587,909
Health Care Facilities - 1.4%
Surgical Care Affiliates, Inc. (a)	1,000,000	41,250,000
Universal Health Services, Inc. Class B	550,000	66,291,500
		107,541,500
Health Care Services - 1.8%
Adeptus Health, Inc. Class A (a)(b)	500,000	21,280,000
American Renal Associates Holdings, Inc.	1,000,000	21,230,000
Envision Healthcare Holdings, Inc. (a)	3,000,000	64,380,000
Teladoc, Inc. (a)(b)	580,000	10,341,400
United Drug PLC (United Kingdom)	2,800,000	22,520,523
		139,751,923
Managed Health Care - 7.7%
Aetna, Inc.	180,000	21,081,600
Anthem, Inc.	1,000,000	125,080,000
Cigna Corp.	1,280,000	164,172,800
Humana, Inc.	160,000	28,593,600
UnitedHealth Group, Inc.	1,800,000	244,890,000
		583,818,000

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,111,699,332

Health Care Technology - 3.6%
Health Care Technology - 3.6%
athenahealth, Inc. (a)	840,000	102,841,200
Castlight Health, Inc. (a)(c)	1,875,650	7,840,217
Castlight Health, Inc. Class B (a)(c)	1,874,644	7,836,012
Evolent Health, Inc. (a)(b)	925,000	23,004,750
HealthStream, Inc. (a)(c)	2,000,000	53,180,000
Medidata Solutions, Inc. (a)	1,500,000	81,150,000
		275,852,179
Life Sciences Tools & Services - 1.8%
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	2,800,000	131,544,000
PRA Health Sciences, Inc. (a)	115,595	5,843,327
		137,387,327
Pharmaceuticals - 20.7%
Pharmaceuticals - 20.7%
Allergan PLC (a)	2,500,000	586,350,000
AstraZeneca PLC (United Kingdom)	700,000	45,185,702
Bristol-Myers Squibb Co.	1,900,000	109,041,000
Catalent, Inc. (a)	2,800,000	70,644,000
Dechra Pharmaceuticals PLC	2,000,000	34,141,900
Eisai Co. Ltd.	700,000	40,796,405
Endo International PLC (a)	1,000,000	20,700,000
GlaxoSmithKline PLC	3,000,000	64,575,741
Horizon Pharma PLC (a)	1,800,000	33,840,000
Jazz Pharmaceuticals PLC (a)	400,000	49,532,000
Jiangsu Hengrui Medicine Co. Ltd.	4,036,700	26,192,951
Mylan N.V. (a)	600,000	25,416,000
Pfizer, Inc.	960,000	33,408,000
Prestige Brands Holdings, Inc. (a)	396,700	19,093,171
Sun Pharmaceutical Industries Ltd.	3,000,000	34,736,922
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,000,000	302,340,000
The Medicines Company (a)	919,200	36,005,064
TherapeuticsMD, Inc. (a)(b)	6,102,900	41,987,952
		1,573,986,808
Professional Services - 1.0%
Human Resource & Employment Services - 1.0%
WageWorks, Inc. (a)	1,200,000	74,148,000
TOTAL COMMON STOCKS
(Cost $6,253,436,287)		7,533,243,764

Convertible Preferred Stocks - 0.5%
Biotechnology - 0.1%
Biotechnology - 0.1%
10X Genomics, Inc. Series C (d)	2,233,040	10,000,000
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(d)	1,639,892	13,037,141
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (a)(d)	8,159,125	17,297,345
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $39,300,001)		40,334,486

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.42% (e)	30,717,233	30,717,233
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	156,951,702	156,951,702
TOTAL MONEY MARKET FUNDS
(Cost $187,668,935)		187,668,935
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $6,480,405,223)		7,761,247,185
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(147,885,050)
NET ASSETS - 100%		$7,613,362,135

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,472,166 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16	$10,000,000
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$98,993
Fidelity Securities Lending Cash Central Fund	1,223,769
Total	$1,322,762

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atricure, Inc.	$--	$31,881,321	$--	$--	$29,241,000
Carriage Services, Inc.	17,518,500	--	1,850,999	60,964	--
Castlight Health, Inc.	6,227,158	--	--	--	7,840,217
Castlight Health, Inc. Class B	998,284	5,439,891	--	--	7,836,012
Connecture, Inc.	5,980,000	--	3,320,001	--	--
Curis, Inc.	10,726,504	--	8,110,780	--	--
Genmark Diagnostics, Inc.	11,413,314	2,420,602	--	--	23,030,898
HealthStream, Inc.	41,340,000	--	--	--	53,180,000
Insmed, Inc.	35,104,625	2,606,707	--	--	40,145,000
Neovasc, Inc.	16,758,000	--	1,823,069	--	--
The Spectranetics Corp.	28,360,000	3,423,046	5,884,112	--	--
Total	$174,426,385	$45,771,567	$20,988,961	$60,964	$161,273,127

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$7,533,243,764	$7,397,344,641	$109,761,443	$26,137,680
Convertible Preferred Stocks	40,334,486	--	--	40,334,486
Money Market Funds	187,668,935	187,668,935	--	--
Total Investments in Securities:	$7,761,247,185	$7,585,013,576	$109,761,443	$66,472,166

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	69.0%
Ireland	19.8%
Israel	4.0%
United Kingdom	1.9%
Netherlands	1.5%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $151,111,148) — See accompanying schedule: Unaffiliated issuers (cost $6,116,976,049)	$7,412,305,123
Fidelity Central Funds (cost $187,668,935)	187,668,935
Other affiliated issuers (cost $175,760,239)	161,273,127
Total Investments (cost $6,480,405,223)		$7,761,247,185
Receivable for investments sold		23,315,422
Receivable for fund shares sold		2,123,015
Dividends receivable		7,625,698
Distributions receivable from Fidelity Central Funds		239,078
Prepaid expenses		60,410
Other receivables		334,350
Total assets		7,794,945,158
Liabilities
Payable for investments purchased	$6,468,472
Payable for fund shares redeemed	13,096,939
Accrued management fee	3,591,926
Other affiliated payables	1,140,794
Other payables and accrued expenses	333,190
Collateral on securities loaned, at value	156,951,702
Total liabilities		181,583,023
Net Assets		$7,613,362,135
Net Assets consist of:
Paid in capital		$6,445,907,496
Undistributed net investment income		3,681,427
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(117,077,543)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,280,850,755
Net Assets, for 37,841,251 shares outstanding		$7,613,362,135
Net Asset Value, offering price and redemption price per share ($7,613,362,135 ÷ 37,841,251 shares)		$201.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends (including $60,964 earned from other affiliated issuers)		$30,286,830
Income from Fidelity Central Funds (including $1,223,769 from security lending)		1,322,762
Total income		31,609,592
Expenses
Management fee	$20,818,768
Transfer agent fees	6,094,762
Accounting and security lending fees	611,555
Custodian fees and expenses	89,189
Independent trustees' fees and expenses	82,708
Appreciation in deferred trustee compensation account	387
Registration fees	59,582
Audit	22,101
Legal	54,268
Interest	2,082
Miscellaneous	66,512
Total expenses before reductions	27,901,914
Expense reductions	(182,765)	27,719,149
Net investment income (loss)		3,890,443
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,844,366)
Other affiliated issuers	(46,134,883)
Foreign currency transactions	(36,905)
Total net realized gain (loss)		(63,016,154)
Change in net unrealized appreciation (depreciation) on: Investment securities	911,895,759
Assets and liabilities in foreign currencies	36,462
Total change in net unrealized appreciation (depreciation)		911,932,221
Net gain (loss)		848,916,067
Net increase (decrease) in net assets resulting from operations		$852,806,510

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,890,443	$(3,224,002)
Net realized gain (loss)	(63,016,154)	731,883,746
Change in net unrealized appreciation (depreciation)	911,932,221	(2,182,058,591)
Net increase (decrease) in net assets resulting from operations	852,806,510	(1,453,398,847)
Distributions to shareholders from net realized gain	(36,346,179)	(1,001,012,967)
Share transactions
Proceeds from sales of shares	528,382,084	2,350,566,255
Reinvestment of distributions	34,430,459	951,495,392
Cost of shares redeemed	(1,205,029,174)	(3,240,646,680)
Net increase (decrease) in net assets resulting from share transactions	(642,216,631)	61,414,967
Redemption fees	33,331	273,990
Total increase (decrease) in net assets	174,277,031	(2,392,722,857)
Net Assets
Beginning of period	7,439,085,104	9,831,807,961
End of period	$7,613,362,135	$7,439,085,104
Other Information
Undistributed net investment income end of period	$3,681,427	$–
Accumulated net investment loss end of period	$–	$(209,016)
Shares
Sold	2,724,058	10,253,270
Issued in reinvestment of distributions	184,402	4,381,950
Redeemed	(6,274,525)	(15,011,754)
Net increase (decrease)	(3,366,065)	(376,534)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Health Care Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$180.53	$236.43	$216.88	$144.20	$133.07	$133.93
Income from Investment Operations
Net investment income (loss)B	.10	(.07)	(.38)	(.20)	.50	–C
Net realized and unrealized gain (loss)	21.46	(31.64)	50.00	92.44	24.74	10.86
Total from investment operations	21.56	(31.71)	49.62	92.24	25.24	10.86D
Distributions from net investment income	–	–	–	(.03)	(.44)	–
Distributions from net realized gain	(.90)	(24.20)	(30.08)	(19.53)	(13.67)	(11.72)
Total distributions	(.90)	(24.20)	(30.08)	(19.57)E	(14.11)	(11.72)
Redemption fees added to paid in capitalB	–C	.01	.01	.01	–C	–C
Net asset value, end of period	$201.19	$180.53	$236.43	$216.88	$144.20	$133.07
Total ReturnF,G	11.98%	(14.90)%	25.44%	67.13%	20.07%	9.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	.74%J	.73%	.74%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.73%J	.73%	.74%	.77%	.79%	.80%
Expenses net of all reductions	.73%J	.72%	.74%	.76%	.78%	.80%
Net investment income (loss)	.10%J	(.03)%	(.18)%	(.11)%	.36%	- %D
Supplemental Data
Net assets, end of period (000 omitted)	$7,613,362	$7,439,085	$9,831,808	$6,180,280	$2,724,341	$2,176,224
Portfolio turnover rateK	50%J	76%	98%L	99%	95%	130%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Amount represents less than .005%.

 E Total distributions of $19.57 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $19.532 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	22.9	21.3
McKesson Corp.	8.2	7.4
Cigna Corp.	6.2	6.3
Anthem, Inc.	5.4	4.9
Express Scripts Holding Co.	5.0	6.0
Humana, Inc.	5.0	5.3
Aetna, Inc.	4.9	5.0
HCA Holdings, Inc.	4.9	4.9
Laboratory Corp. of America Holdings	4.8	3.7
Cardinal Health, Inc.	4.0	4.3
	71.3

Top Industries (% of fund's net assets)

As of August 31, 2016
Health Care Providers & Services	97.9%
Pharmaceuticals	1.0%
Professional Services	1.0%
All Others*	0.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Health Care Providers & Services	97.5%
Food & Staples Retailing	0.9%
Pharmaceuticals	0.6%
Professional Services	0.5%
All Others*	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Health Care Services Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Health Care Providers & Services - 97.9%
Health Care Distributors & Services - 14.4%
AmerisourceBergen Corp.	138,000	$12,001,860
Cardinal Health, Inc.	420,000	33,461,400
Henry Schein, Inc. (a)	35,000	5,732,650
McKesson Corp.	370,000	68,309,400
		119,505,310
Health Care Facilities - 15.8%
Acadia Healthcare Co., Inc. (a)	70,000	3,583,300
AmSurg Corp. (a)	280,000	18,177,600
Brookdale Senior Living, Inc. (a)	500,000	8,605,000
HCA Holdings, Inc. (a)	540,000	40,797,000
HealthSouth Corp.	228,000	9,281,880
Surgical Care Affiliates, Inc. (a)	180,000	7,425,000
Tenet Healthcare Corp. (a)	50,000	1,195,000
U.S. Physical Therapy, Inc.	110,000	6,935,500
Universal Health Services, Inc. Class B	246,000	29,650,380
VCA, Inc. (a)	85,000	6,018,850
		131,669,510
Health Care Services - 20.7%
Adeptus Health, Inc. Class A (a)(b)	94,000	4,000,640
American Renal Associates Holdings, Inc. (b)	259,012	5,498,825
Chemed Corp.	20,000	2,698,600
DaVita HealthCare Partners, Inc. (a)	330,000	21,327,900
Envision Healthcare Holdings, Inc. (a)	460,000	9,871,600
Express Scripts Holding Co. (a)	575,000	41,802,500
Laboratory Corp. of America Holdings (a)	290,000	39,709,700
MEDNAX, Inc. (a)	310,000	20,388,700
Premier, Inc. (a)	78,681	2,490,254
Providence Service Corp. (a)	105,000	4,948,650
Quest Diagnostics, Inc.	180,000	14,907,600
Team Health Holdings, Inc. (a)	44,000	1,465,200
Teladoc, Inc. (a)(b)	200,000	3,566,000
		172,676,169
Managed Health Care - 47.0%
Aetna, Inc.	350,000	40,992,000
Anthem, Inc.	360,000	45,028,800
Centene Corp. (a)	275,000	18,779,750
Cigna Corp.	400,000	51,304,000
Humana, Inc.	232,000	41,460,720
UnitedHealth Group, Inc.	1,400,000	190,469,999
Wellcare Health Plans, Inc. (a)	28,000	3,155,600
		391,190,869

TOTAL HEALTH CARE PROVIDERS & SERVICES		815,041,858

Pharmaceuticals - 1.0%
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	340,000	8,578,200
Professional Services - 1.0%
Human Resource & Employment Services - 1.0%
WageWorks, Inc. (a)	128,000	7,909,120
TOTAL COMMON STOCKS
(Cost $514,405,199)		831,529,178

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.42% (c)	3,527,280	3,527,280
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	10,246,850	10,246,850
TOTAL MONEY MARKET FUNDS
(Cost $13,774,130)		13,774,130
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $528,179,329)		845,303,308
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(12,698,408)
NET ASSETS - 100%		$832,604,900

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,481
Fidelity Securities Lending Cash Central Fund	220,302
Total	$226,783

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,847,590) — See accompanying schedule: Unaffiliated issuers (cost $514,405,199)	$831,529,178
Fidelity Central Funds (cost $13,774,130)	13,774,130
Total Investments (cost $528,179,329)		$845,303,308
Receivable for investments sold		2,281,824
Receivable for fund shares sold		264,303
Dividends receivable		207,623
Distributions receivable from Fidelity Central Funds		83,276
Prepaid expenses		7,231
Other receivables		31,786
Total assets		848,179,351
Liabilities
Payable for investments purchased	$2,828,945
Payable for fund shares redeemed	1,895,259
Accrued management fee	395,764
Other affiliated payables	158,518
Other payables and accrued expenses	49,115
Collateral on securities loaned, at value	10,246,850
Total liabilities		15,574,451
Net Assets		$832,604,900
Net Assets consist of:
Paid in capital		$511,760,104
Undistributed net investment income		235,916
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,486,341
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		317,122,539
Net Assets, for 9,990,713 shares outstanding		$832,604,900
Net Asset Value, offering price and redemption price per share ($832,604,900 ÷ 9,990,713 shares)		$83.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$3,980,893
Income from Fidelity Central Funds (including $220,302 from security lending)		226,783
Total income		4,207,676
Expenses
Management fee	$2,424,703
Transfer agent fees	791,351
Accounting and security lending fees	150,778
Custodian fees and expenses	4,934
Independent trustees' fees and expenses	9,661
Registration fees	27,937
Audit	19,274
Legal	6,477
Miscellaneous	6,644
Total expenses before reductions	3,441,759
Expense reductions	(8,490)	3,433,269
Net investment income (loss)		774,407
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,917,064
Foreign currency transactions	1,903
Total net realized gain (loss)		6,918,967
Change in net unrealized appreciation (depreciation) on: Investment securities	52,626,938
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		52,626,923
Net gain (loss)		59,545,890
Net increase (decrease) in net assets resulting from operations		$60,320,297

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$774,407	$(325,516)
Net realized gain (loss)	6,918,967	32,972,196
Change in net unrealized appreciation (depreciation)	52,626,923	(99,109,996)
Net increase (decrease) in net assets resulting from operations	60,320,297	(66,463,316)
Distributions to shareholders from net investment income	–	(196,725)
Distributions to shareholders from net realized gain	(8,502,812)	(36,264,193)
Total distributions	(8,502,812)	(36,460,918)
Share transactions
Proceeds from sales of shares	54,460,970	418,304,133
Reinvestment of distributions	8,147,703	35,019,570
Cost of shares redeemed	(119,346,048)	(391,343,866)
Net increase (decrease) in net assets resulting from share transactions	(56,737,375)	61,979,837
Redemption fees	6,365	46,721
Total increase (decrease) in net assets	(4,913,525)	(40,897,676)
Net Assets
Beginning of period	837,518,425	878,416,101
End of period	$832,604,900	$837,518,425
Other Information
Undistributed net investment income end of period	$235,916	$–
Accumulated net investment loss end of period	$–	$(538,491)
Shares
Sold	647,208	4,736,725
Issued in reinvestment of distributions	100,230	408,409
Redeemed	(1,414,018)	(4,554,229)
Net increase (decrease)	(666,580)	590,905

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Health Care Services Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$78.59	$87.26	$75.55	$59.90	$61.26	$55.32
Income from Investment Operations
Net investment income (loss)B	.07	(.03)	(.09)	(.07)	.06	(.03)
Net realized and unrealized gain (loss)	5.49	(5.21)	19.25	20.08	1.77	5.96
Total from investment operations	5.56	(5.24)	19.16	20.01	1.83	5.93
Distributions from net investment income	–	(.02)	–	–	(.03)	–
Distributions from net realized gain	(.81)	(3.41)	(7.45)	(4.36)	(3.16)	–
Total distributions	(.81)	(3.43)	(7.45)	(4.36)	(3.19)	–
Redemption fees added to paid in capitalB	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$83.34	$78.59	$87.26	$75.55	$59.90	$61.26
Total ReturnD,E	7.10%	(6.30)%	26.88%	34.22%	3.17%	10.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.77%	.79%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.78%H	.77%	.79%	.82%	.84%	.86%
Expenses net of all reductions	.78%H	.77%	.79%	.82%	.83%	.84%
Net investment income (loss)	.18%H	(.03)%	(.12)%	(.10)%	.10%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$832,605	$837,518	$878,416	$692,486	$562,949	$870,358
Portfolio turnover rateI	19%H	39%	44%	65%	96%	86%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Medical Equipment and Systems Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Medtronic PLC	20.8	24.8
Boston Scientific Corp.	9.6	11.0
Intuitive Surgical, Inc.	7.0	6.4
Zimmer Biomet Holdings, Inc.	5.5	4.4
Danaher Corp.	3.5	0.0
Edwards Lifesciences Corp.	3.1	5.6
Stryker Corp.	3.0	3.3
Integra LifeSciences Holdings Corp.	2.9	2.6
DexCom, Inc.	2.7	0.5
Allergan PLC	2.5	0.6
	60.6

Top Industries (% of fund's net assets)

As of August 31, 2016
Health Care Equipment & Supplies	87.1%
Pharmaceuticals	5.3%
Biotechnology	2.0%
Life Sciences Tools & Services	1.6%
Health Care Technology	1.6%
All Others*	2.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Health Care Equipment & Supplies	92.6%
Life Sciences Tools & Services	2.1%
Pharmaceuticals	1.7%
Health Care Providers & Services	0.9%
Health Care Technology	0.9%
All Others*	1.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Medical Equipment and Systems Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Biotechnology - 2.0%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	170,000	$21,396,200
Puma Biotechnology, Inc. (a)	160,761	9,509,013
Vertex Pharmaceuticals, Inc. (a)	300,000	28,353,000
		59,258,213
Health Care Equipment & Supplies - 86.4%
Health Care Equipment - 78.7%
Abbott Laboratories	1,400,000	58,828,000
Angiodynamics, Inc. (a)	1,120,000	18,524,800
Atricure, Inc. (a)(b)	1,680,438	25,861,941
Becton, Dickinson & Co.	80,000	14,176,800
Boston Scientific Corp. (a)	12,200,000	290,604,000
C.R. Bard, Inc.	100,000	22,084,000
Cardiovascular Systems, Inc. (a)	530,000	12,969,100
Danaher Corp.	1,280,000	104,204,800
DexCom, Inc. (a)	900,000	81,981,000
Edwards Lifesciences Corp. (a)	800,000	92,128,000
Fukuda Denshi Co. Ltd.	18,100	1,067,124
Genmark Diagnostics, Inc. (a)	1,423,325	12,126,729
Hill-Rom Holdings, Inc.	1,000,000	59,310,000
Inogen, Inc. (a)	240,000	13,924,800
Insulet Corp. (a)	1,151,100	48,726,063
Integra LifeSciences Holdings Corp. (a)	1,000,000	86,420,000
Intuitive Surgical, Inc. (a)	309,000	212,103,780
Invuity, Inc. (a)(c)	724,000	9,745,040
LivaNova PLC (a)	500,000	30,010,000
Masimo Corp. (a)	400,000	23,656,000
Medtronic PLC	7,200,000	626,615,999
Nakanishi, Inc.	330,000	11,928,672
Natus Medical, Inc. (a)	480,000	18,676,800
Neovasc, Inc. (a)(b)	4,000,000	2,302,800
Nevro Corp. (a)(c)	300,000	28,329,000
NxStage Medical, Inc. (a)	1,550,000	35,433,000
ResMed, Inc. (c)	500,000	33,345,000
Steris PLC	280,000	19,790,400
Stryker Corp.	780,000	90,214,800
Teleflex, Inc.	70,000	12,816,300
Wright Medical Group NV (a)	2,380,074	58,930,632
Zeltiq Aesthetics, Inc. (a)(c)	1,181,000	45,019,720
Zimmer Biomet Holdings, Inc.	1,280,000	165,900,800
		2,367,755,900
Health Care Supplies - 7.7%
Endologix, Inc. (a)(c)	1,700,000	20,672,000
ICU Medical, Inc. (a)	330,000	41,174,100
Penumbra, Inc. (a)(c)	400,000	28,224,000
The Cooper Companies, Inc.	400,000	74,368,000
The Spectranetics Corp. (a)	1,770,000	43,559,700
Vascular Solutions, Inc. (a)	500,000	24,085,000
		232,082,800

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,599,838,700

Health Care Providers & Services - 1.2%
Health Care Services - 1.2%
Miraca Holdings, Inc.	280,000	13,274,054
Premier, Inc. (a)	276,841	8,762,018
Teladoc, Inc. (a)(c)	870,000	15,512,100
		37,548,172
Health Care Technology - 1.6%
Health Care Technology - 1.6%
athenahealth, Inc. (a)	81,334	9,957,722
Castlight Health, Inc. (a)	999,300	4,177,074
Castlight Health, Inc. Class B (a)(c)	746,103	3,118,711
Evolent Health, Inc. (a)(c)	340,000	8,455,800
HTG Molecular Diagnostics (a)(b)	673,461	1,703,856
Medidata Solutions, Inc. (a)	400,000	21,640,000
		49,053,163
Life Sciences Tools & Services - 1.6%
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	800,000	37,584,000
QIAGEN NV (a)	440,000	11,664,400
		49,248,400
Pharmaceuticals - 5.3%
Pharmaceuticals - 5.3%
Allergan PLC (a)	330,000	77,398,200
Catalent, Inc. (a)	1,280,000	32,294,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,000,000	50,390,000
		160,082,600
Professional Services - 0.4%
Human Resource & Employment Services - 0.4%
WageWorks, Inc. (a)	180,000	11,122,200
TOTAL COMMON STOCKS
(Cost $2,217,881,049)		2,966,151,448

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 0.4%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(d)	455,526	3,621,432
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc. Series B (a)(d)	3,307,754	7,012,438

TOTAL CONVERTIBLE PREFERRED STOCKS		10,633,870

Nonconvertible Preferred Stocks - 0.7%
Health Care Equipment & Supplies - 0.7%
Health Care Equipment - 0.7%
Sartorius AG (non-vtg.)	280,000	22,150,160
TOTAL PREFERRED STOCKS
(Cost $16,744,618)		32,784,030

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.42% (e)	24,556,807	24,556,807
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	61,991,400	61,991,400
TOTAL MONEY MARKET FUNDS
(Cost $86,548,207)		86,548,207
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $2,321,173,874)		3,085,483,685
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(74,913,211)
NET ASSETS - 100%		$3,010,570,474

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,633,870 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,740
Fidelity Securities Lending Cash Central Fund	332,733
Total	$373,473

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atricure, Inc.	$19,055,500	$8,199,827	$--	$--	$25,861,941
HTG Molecular Diagnostics	1,939,568	--	--	--	1,703,856
Neovasc, Inc.	9,663,573	1,343,442	624,102	--	2,302,800
Total	$30,658,641	$9,543,269	$624,102	$--	$29,868,597

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,966,151,448	$2,966,151,448	$--	$--
Preferred Stocks	32,784,030	22,150,160	--	10,633,870
Money Market Funds	86,548,207	86,548,207	--	--
Total Investments in Securities:	$3,085,483,685	$3,074,849,815	$--	$10,633,870

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	69.3%
Ireland	23.3%
Netherlands	2.4%
Israel	1.7%
United Kingdom	1.7%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $60,324,784) — See accompanying schedule: Unaffiliated issuers (cost $2,187,491,307)	$2,969,066,881
Fidelity Central Funds (cost $86,548,207)	86,548,207
Other affiliated issuers (cost $47,134,360)	29,868,597
Total Investments (cost $2,321,173,874)		$3,085,483,685
Receivable for investments sold		8,405,641
Receivable for fund shares sold		16,572,120
Dividends receivable		631,260
Distributions receivable from Fidelity Central Funds		205,038
Prepaid expenses		21,642
Other receivables		89,937
Total assets		3,111,409,323
Liabilities
Payable for investments purchased	$33,407,870
Payable for fund shares redeemed	3,573,060
Accrued management fee	1,337,063
Other affiliated payables	438,170
Other payables and accrued expenses	91,286
Collateral on securities loaned, at value	61,991,400
Total liabilities		100,838,849
Net Assets		$3,010,570,474
Net Assets consist of:
Paid in capital		$2,152,713,058
Distributions in excess of net investment income		(3,613,358)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		97,161,226
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		764,309,548
Net Assets, for 70,199,336 shares outstanding		$3,010,570,474
Net Asset Value, offering price and redemption price per share ($3,010,570,474 ÷ 70,199,336 shares)		$42.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$7,684,981
Income from Fidelity Central Funds (including $332,733 from security lending)		373,473
Total income		8,058,454
Expenses
Management fee	$6,439,588
Transfer agent fees	1,936,838
Accounting and security lending fees	357,394
Custodian fees and expenses	20,315
Independent trustees' fees and expenses	23,753
Registration fees	70,916
Audit	19,274
Legal	13,110
Miscellaneous	14,242
Total expenses before reductions	8,895,430
Expense reductions	(83,471)	8,811,959
Net investment income (loss)		(753,505)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,801,517
Other affiliated issuers	(2,969,283)
Foreign currency transactions	59,922
Total net realized gain (loss)		105,892,156
Change in net unrealized appreciation (depreciation) on: Investment securities	458,286,204
Assets and liabilities in foreign currencies	539
Total change in net unrealized appreciation (depreciation)		458,286,743
Net gain (loss)		564,178,899
Net increase (decrease) in net assets resulting from operations		$563,425,394

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(753,505)	$(1,814,462)
Net realized gain (loss)	105,892,156	107,377,173
Change in net unrealized appreciation (depreciation)	458,286,743	(244,045,411)
Net increase (decrease) in net assets resulting from operations	563,425,394	(138,482,700)
Distributions to shareholders from net investment income	–	(323,937)
Distributions to shareholders from net realized gain	(16,680,271)	(304,740,732)
Total distributions	(16,680,271)	(305,064,669)
Share transactions
Proceeds from sales of shares	724,806,350	386,283,948
Reinvestment of distributions	15,989,878	288,871,521
Cost of shares redeemed	(192,781,382)	(423,373,975)
Net increase (decrease) in net assets resulting from share transactions	548,014,846	251,781,494
Redemption fees	39,000	22,443
Total increase (decrease) in net assets	1,094,798,969	(191,743,432)
Net Assets
Beginning of period	1,915,771,505	2,107,514,937
End of period	$3,010,570,474	$1,915,771,505
Other Information
Distributions in excess of net investment income end of period	$(3,613,358)	$(2,859,853)
Shares
Sold	17,991,112	10,257,167
Issued in reinvestment of distributions	448,524	7,601,549
Redeemed	(5,009,846)	(11,391,991)
Net increase (decrease)	13,429,790	6,466,725

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Medical Equipment and Systems Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$33.75	$41.90	$38.03	$30.60	$28.02	$29.55
Income from Investment Operations
Net investment income (loss)B	(.01)	(.03)	.04	.01	.04	.01
Net realized and unrealized gain (loss)	9.45	(2.25)	9.86	10.94	3.77	(.10)
Total from investment operations	9.44	(2.28)	9.90	10.95	3.81	(.09)
Distributions from net investment income	–	(.01)	(.05)	–	(.05)	(.02)
Distributions from net realized gain	(.30)	(5.86)	(5.98)	(3.52)	(1.18)	(1.43)
Total distributions	(.30)	(5.87)	(6.03)	(3.52)	(1.23)	(1.44)C
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$42.89	$33.75	$41.90	$38.03	$30.60	$28.02
Total ReturnE,F	28.13%	(6.63)%	28.52%	37.03%	14.09%	.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.76%	.77%	.80%	.83%	.84%
Expenses net of fee waivers, if any	.76%I	.76%	.77%	.80%	.83%	.84%
Expenses net of all reductions	.75%I	.75%	.77%	.79%	.82%	.84%
Net investment income (loss)	(.06)%I	(.09)%	.11%	.04%	.13%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$3,010,570	$1,915,772	$2,107,515	$1,720,317	$1,404,437	$1,361,012
Portfolio turnover rateJ	49%I	46%	106%	75%	69%	120%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.44 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $1.426 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
GlaxoSmithKline PLC sponsored ADR	8.3	6.3
Johnson & Johnson	7.1	13.4
Allergan PLC	6.8	8.4
Sanofi SA sponsored ADR	6.3	7.0
Shire PLC sponsored ADR	5.2	1.9
Eli Lilly & Co.	4.7	5.2
AstraZeneca PLC sponsored ADR	4.4	0.5
Pfizer, Inc.	4.1	5.2
Bristol-Myers Squibb Co.	4.0	5.0
Teva Pharmaceutical Industries Ltd. sponsored ADR	3.5	4.4
	54.4

Top Industries (% of fund's net assets)

As of August 31, 2016
Pharmaceuticals	81.6%
Biotechnology	13.5%
Health Care Providers & Services	1.7%
Household Products	1.3%
Life Sciences Tools & Services	1.0%
All Others*	0.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Pharmaceuticals	85.0%
Biotechnology	10.6%
Health Care Equipment & Supplies	1.3%
Household Products	0.8%
Life Sciences Tools & Services	0.8%
All Others*	1.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Pharmaceuticals Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Biotechnology - 13.5%
Biotechnology - 13.5%
AbbVie, Inc.	206,890	$13,261,649
Ablynx NV (a)(b)	451,600	5,752,679
Acorda Therapeutics, Inc. (a)	125,800	3,029,264
Advanced Accelerator Applications SA sponsored ADR	87,000	2,995,410
Alexion Pharmaceuticals, Inc. (a)	88,386	11,124,262
Alnylam Pharmaceuticals, Inc. (a)	38,500	2,689,225
Amgen, Inc.	161,600	27,481,696
Atara Biotherapeutics, Inc. (a)	93,000	1,817,220
BeiGene Ltd. ADR (b)	48,633	1,396,253
Bellicum Pharmaceuticals, Inc. (a)(b)	157,900	2,719,038
BioMarin Pharmaceutical, Inc. (a)	30,100	2,826,089
bluebird bio, Inc. (a)	2,900	143,086
Corvus Pharmaceuticals, Inc.	145,200	1,981,980
Cytokinetics, Inc. (a)(b)	232,700	2,808,689
Five Prime Therapeutics, Inc. (a)	55,800	2,454,084
Ligand Pharmaceuticals, Inc. Class B (a)	26,400	2,727,384
Macrogenics, Inc. (a)	124,400	3,708,364
Neurocrine Biosciences, Inc. (a)	56,100	2,718,606
Pfenex, Inc. (a)	304,300	2,200,089
Repligen Corp. (a)	153,200	4,747,668
Shire PLC sponsored ADR	402,300	75,302,514
Spark Therapeutics, Inc. (a)	7,650	432,837
Trevena, Inc. (a)	315,000	2,135,700
Ultragenyx Pharmaceutical, Inc. (a)	33,810	2,228,755
uniQure B.V. (a)	268,218	2,102,829
Vertex Pharmaceuticals, Inc. (a)	115,900	10,953,709
Xencor, Inc. (a)	168,668	3,563,955
		195,303,034
Chemicals - 0.4%
Specialty Chemicals - 0.4%
Codexis, Inc. (a)	1,337,621	5,577,880
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Insulet Corp. (a)	110,200	4,664,766
Health Care Providers & Services - 1.7%
Health Care Distributors & Services - 1.7%
Cardinal Health, Inc.	93,200	7,425,244
McKesson Corp.	89,900	16,597,338
		24,022,582
Household Products - 1.3%
Household Products - 1.3%
Colgate-Palmolive Co.	128,000	9,515,520
Reckitt Benckiser Group PLC	101,519	9,806,605
		19,322,125
Life Sciences Tools & Services - 1.0%
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	298,400	14,018,832
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	67,200
Pharmaceuticals - 81.6%
Pharmaceuticals - 81.6%
Aerie Pharmaceuticals, Inc. (a)(b)	122,500	2,371,600
Akorn, Inc. (a)	585,800	15,769,736
Allergan PLC (a)	420,438	98,609,529
Amphastar Pharmaceuticals, Inc. (a)	536,247	10,188,693
Astellas Pharma, Inc.	591,300	9,025,264
AstraZeneca PLC sponsored ADR (b)	1,929,200	63,297,052
Bristol-Myers Squibb Co.	1,018,010	58,423,594
Catalent, Inc. (a)	659,900	16,649,277
Cempra, Inc. (a)	103,900	2,279,566
DepoMed, Inc. (a)	338,600	6,870,194
Dermira, Inc. (a)	353,000	10,957,120
Eisai Co. Ltd.	125,600	7,320,041
Eli Lilly & Co.	880,100	68,427,775
Endo International PLC (a)	1,227,000	25,398,900
GlaxoSmithKline PLC sponsored ADR	2,766,400	120,227,746
Horizon Pharma PLC (a)	993,600	18,679,680
Impax Laboratories, Inc. (a)	536,700	12,982,773
Intra-Cellular Therapies, Inc. (a)	110,500	4,457,570
Jazz Pharmaceuticals PLC (a)	202,100	25,026,043
Jiangsu Hengrui Medicine Co. Ltd.	1,704,366	11,059,126
Johnson & Johnson	866,000	103,348,440
Mallinckrodt PLC (a)	450,300	33,565,362
Merck & Co., Inc.	781,236	49,053,808
Mylan N.V. (a)	853,900	36,171,204
Nektar Therapeutics (a)	274,500	4,899,825
Novartis AG sponsored ADR	581,298	45,788,843
Novo Nordisk A/S Series B sponsored ADR	690,400	32,255,488
Perrigo Co. PLC	138,952	12,643,242
Pfizer, Inc.	1,705,988	59,368,382
Prestige Brands Holdings, Inc. (a)	118,600	5,708,218
Sanofi SA sponsored ADR	2,385,822	91,782,572
Shionogi & Co. Ltd.	90,600	4,044,666
Supernus Pharmaceuticals, Inc. (a)	274,444	5,867,613
Teva Pharmaceutical Industries Ltd. sponsored ADR	995,689	50,172,769
The Medicines Company (a)	164,516	6,444,092
TherapeuticsMD, Inc. (a)(b)	1,866,400	12,840,832
Theravance Biopharma, Inc. (a)(b)	458,592	13,005,669
Valeant Pharmaceuticals International, Inc. (Canada) (a)	883,827	25,657,496
Zoetis, Inc. Class A	51,200	2,616,320
		1,183,256,120
TOTAL COMMON STOCKS
(Cost $1,278,165,910)		1,446,232,539

Convertible Preferred Stocks - 0.0%
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (a)(c)
(Cost $200,000)	112,714	242,335

Money Market Funds - 4.9%
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)
(Cost $70,700,382)	70,700,382	70,700,382
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $1,349,066,292)		1,517,175,256
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(68,080,579)
NET ASSETS - 100%		$1,449,094,677

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $242,335 or 0.0% of net assets.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Living Proof, Inc. 8.00%	2/13/13	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,143
Fidelity Securities Lending Cash Central Fund	344,779
Total	$350,922

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,446,232,539	$1,427,400,670	$18,831,869	$--
Convertible Preferred Stocks	242,335	--	--	242,335
Money Market Funds	70,700,382	70,700,382	--	--
Total Investments in Securities:	$1,517,175,256	$1,498,101,052	$18,831,869	$242,335

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	43.6%
Ireland	14.7%
United Kingdom	13.4%
France	6.3%
Bailiwick of Jersey	5.2%
Israel	3.5%
Switzerland	3.2%
Netherlands	2.6%
Denmark	2.2%
Canada	1.8%
Japan	1.4%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $67,960,665) — See accompanying schedule: Unaffiliated issuers (cost $1,278,365,910)	$1,446,474,874
Fidelity Central Funds (cost $70,700,382)	70,700,382
Total Investments (cost $1,349,066,292)		$1,517,175,256
Receivable for investments sold		35,756,534
Receivable for fund shares sold		428,985
Dividends receivable		5,086,484
Distributions receivable from Fidelity Central Funds		54,037
Prepaid expenses		12,124
Other receivables		72,655
Total assets		1,558,586,075
Liabilities
Payable to custodian bank	$999,092
Payable for investments purchased	28,287,217
Payable for fund shares redeemed	8,422,032
Accrued management fee	701,472
Other affiliated payables	293,246
Other payables and accrued expenses	87,957
Collateral on securities loaned, at value	70,700,382
Total liabilities		109,491,398
Net Assets		$1,449,094,677
Net Assets consist of:
Paid in capital		$1,286,171,019
Undistributed net investment income		11,420,107
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,578,364)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		168,081,915
Net Assets, for 75,681,111 shares outstanding		$1,449,094,677
Net Asset Value, offering price and redemption price per share ($1,449,094,677 ÷ 75,681,111 shares)		$19.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$17,349,515
Income from Fidelity Central Funds (including $344,779 from security lending)		350,922
Total income		17,700,437
Expenses
Management fee	$4,352,764
Transfer agent fees	1,552,772
Accounting and security lending fees	255,955
Custodian fees and expenses	35,631
Independent trustees' fees and expenses	17,822
Registration fees	34,618
Audit	19,148
Legal	12,997
Interest	1,718
Miscellaneous	14,455
Total expenses before reductions	6,297,880
Expense reductions	(56,692)	6,241,188
Net investment income (loss)		11,459,249
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,558,798
Foreign currency transactions	68,838
Total net realized gain (loss)		18,627,636
Change in net unrealized appreciation (depreciation) on: Investment securities	53,582,779
Assets and liabilities in foreign currencies	2,440
Total change in net unrealized appreciation (depreciation)		53,585,219
Net gain (loss)		72,212,855
Net increase (decrease) in net assets resulting from operations		$83,672,104

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,459,249	$22,839,344
Net realized gain (loss)	18,627,636	114,359,104
Change in net unrealized appreciation (depreciation)	53,585,219	(394,782,681)
Net increase (decrease) in net assets resulting from operations	83,672,104	(257,584,233)
Distributions to shareholders from net investment income	–	(15,478,004)
Distributions to shareholders from net realized gain	–	(216,777,060)
Total distributions	–	(232,255,064)
Share transactions
Proceeds from sales of shares	80,295,972	846,431,853
Reinvestment of distributions	–	222,801,615
Cost of shares redeemed	(408,292,244)	(778,963,083)
Net increase (decrease) in net assets resulting from share transactions	(327,996,272)	290,270,385
Redemption fees	8,809	114,340
Total increase (decrease) in net assets	(244,315,359)	(199,454,572)
Net Assets
Beginning of period	1,693,410,036	1,892,864,608
End of period	$1,449,094,677	$1,693,410,036
Other Information
Undistributed net investment income end of period	$11,420,107	$–
Distributions in excess of net investment income end of period	$–	$(39,142)
Shares
Sold	4,236,942	36,402,595
Issued in reinvestment of distributions	–	10,422,776
Redeemed	(21,623,662)	(35,766,896)
Net increase (decrease)	(17,386,720)	11,058,475

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Pharmaceuticals Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$18.20	$23.08	$21.39	$16.13	$14.11	$12.74
Income from Investment Operations
Net investment income (loss)B	.14	.24	.14	.26	.23	.15
Net realized and unrealized gain (loss)	.81	(2.52)	3.76	6.96	2.26	1.64
Total from investment operations	.95	(2.28)	3.90	7.22	2.49	1.79
Distributions from net investment income	–	(.17)	(.18)	(.18)	(.20)	(.11)
Distributions from net realized gain	–	(2.43)	(2.03)	(1.77)	(.27)	(.31)
Total distributions	–	(2.60)	(2.21)	(1.96)C	(.47)	(.42)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$19.15	$18.20	$23.08	$21.39	$16.13	$14.11
Total ReturnE,F	5.22%	(11.33)%	20.04%	46.77%	17.93%	14.34%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.78%	.79%	.82%	.85%	.89%
Expenses net of fee waivers, if any	.79%I	.78%	.79%	.81%	.85%	.89%
Expenses net of all reductions	.79%I	.77%	.79%	.81%	.84%	.88%
Net investment income (loss)	1.44%I	1.09%	.66%	1.39%	1.54%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,449,095	$1,693,410	$1,892,865	$1,634,743	$911,064	$715,882
Portfolio turnover rateJ	81%I	77%	72%K	95%	54%	73%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.96 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $1.773 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Biotechnology Portfolio that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 264,834,198	Discounted cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Last transaction price	Transaction price	$0.00 - $0.00 / $0.01	Increase
		Market approach	Transaction price	$1.00 - $150.00 / $21.92	Increase
			Tender price	$24.04	Increase
			Premium rate	15.0%	Increase
			Proxy based discount	3.0% - 47.4% / 26.0%	Decrease
			Proxy based premium	21.3% - 21.5% / 21.3%	Increase
		Market comparable	Discount rate	4.0% - 23.0% / 11.9%	Decrease
			Enterprise value/Sales multiple (EV/S)	2.1 - 2.2 / 2.2	Increase
			Discount for lack of marketability	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Biotechnology Portfolio	$9,672,804,820	$3,021,475,686	$(1,424,794,183)	$1,596,681,503
Health Care Portfolio	6,508,507,188	1,713,975,205	(461,235,208)	1,252,739,997
Health Care Services Portfolio	531,187,086	330,855,664	(16,739,442)	314,116,222
Medical Equipment and Systems Portfolio	2,328,986,452	820,574,618	(64,077,385)	756,497,233
Pharmaceuticals Portfolio	1,362,894,138	252,273,476	(97,992,358)	154,281,118

The Health Care Services Portfolio intends to elect to defer to its next fiscal year $518,382 of ordinary losses recognized during the period January 1 2016 to February 29, 2016.

The Medical Equipment and Systems Portfolio intends to elect to defer to its next fiscal year $5,228,842 of capital losses recognized during the period November 1, 2015 to February 29, 2016. The Medical Equipment and Systems Portfolio intends to elect to defer to its next fiscal year $2,817,466 of ordinary losses recognized during the period January 1, 2016 to February 29, 2016.

The Pharmaceuticals Portfolio intends to elect to defer to its next fiscal year $14,114,304 of capital losses recognized during the period November 1, 2015 to February 29, 2016.

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. The Biotechnology Portfolio invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $47,359,707 representing .47% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	1,207,608,068	2,446,071,322
Health Care Portfolio	1,868,474,192	2,523,317,577
Health Care Services Portfolio	81,675,296	142,723,235
Medical Equipment and Systems Portfolio	1,118,381,007	576,355,052
Pharmaceuticals Portfolio	633,465,931	941,153,399

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.25%	.55%
Health Care Portfolio	.30%	.25%	.55%
Health Care Services Portfolio	.30%	.25%	.55%
Medical Equipment and Systems Portfolio	.30%	.25%	.55%
Pharmaceuticals Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.17%
Health Care Portfolio	.16%
Health Care Services Portfolio	.18%
Medical Equipment and Systems Portfolio	.16%
Pharmaceuticals Portfolio	.20%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 258,725
Health Care Portfolio	60,096
Health Care Services Portfolio	2,645
Medical Equipment and Systems Portfolio	20,623
Pharmaceuticals Portfolio	25,029

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Health Care Portfolio	Borrower	$8,713,800.57%		$2,082
Pharmaceuticals Portfolio	Borrower	$9,229,091.61%		$1,718

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Biotechnology Portfolio	$14,896
Health Care Portfolio	10,752
Health Care Services Portfolio	1,226
Medical Equipment and Systems Portfolio	2,920
Pharmaceuticals Portfolio	2,350

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Biotechnology Portfolio	$170,524	$383
Health Care Portfolio	150,826	–
Health Care Services Portfolio	5,152	–
Medical Equipment and Systems Portfolio	76,279	–
Pharmaceuticals Portfolio	49,483	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Reimbursement
Biotechnology Portfolio	$52,503
Health Care Portfolio	31,939
Health Care Services Portfolio	3,338
Medical Equipment and Systems Portfolio	7,192
Pharmaceuticals Portfolio	7,209

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by he underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees are expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Biotechnology Portfolio	.75%
Actual		$1,000.00	$1,165.40	$4.09
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Health Care Portfolio	.73%
Actual		$1,000.00	$1,119.80	$3.90
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Health Care Services Portfolio	.78%
Actual		$1,000.00	$1,071.00	$4.07
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Medical Equipment and Systems Portfolio	.76%
Actual		$1,000.00	$1,281.30	$4.37
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Pharmaceuticals Portfolio	.79%
Actual		$1,000.00	$1,052.20	$4.09
Hypothetical-C		$1,000.00	$1,021.22	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELHC-SANN-1016
1.813645.111

Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

Semi-Annual Report

August 31, 2016

Contents

Note to Shareholders
Banking Portfolio
Investment Summary
Investments
Financial Statements
Brokerage and Investment Management Portfolio
Investment Summary
Investments
Financial Statements
Consumer Finance Portfolio
Investment Summary
Investments
Financial Statements
Financial Services Portfolio
Investment Summary
Investments
Financial Statements
Insurance Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

Banking Portfolio:
On September 1, 2016, the fund's supplemental industry benchmark changed to the MSCI U.S. IMI Banks 5% Capped Index. This capped index precludes any single issuer from representing more than 5% of the index at the time of quarterly rebalance, which aligns with certain regulatory limits.

Additionally on September 1, 2016, Matthew Reed joined John Sheehy as Co-Portfolio Manager of the fund.

Brokerage and Investment Management Portfolio:
On September 1, 2016, the fund’s supplemental industry benchmark was renamed the MSCI U.S. IMI Capital Markets 5% Capped Index in order to reflect the fund’s benchmark-capping methodology. This methodology precludes any single issuer from representing more than 5% of the index at the time of quarterly rebalance, which aligns with certain regulatory limits.

Financial Services Portfolio:
On September 1, 2016, real estate became recognized as a standalone sector under the S&P and MSCI Global Industry Classification Standard, the basis for many equity-market indices. With this change, the structure of the fund's supplemental sector benchmark was modified to exclude real estate as an industry group from the financials sector, with the exception of mortgage-related REITs. As a result, the fund's exposure to the real estate industry may decrease. Additionally on September 1, 2016, the fund's sector benchmark changed to the MSCI U.S. IMI Financials 5% Capped Index. This capped index precludes any single issuer from representing more than 5% of the index at the time of quarterly rebalance.

Banking Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	10.2	11.0
U.S. Bancorp	7.9	8.0
Bank of America Corp.	6.2	5.3
JPMorgan Chase & Co.	5.3	5.1
Citigroup, Inc.	4.9	5.0
Bank of the Ozarks, Inc.	4.9	2.9
Huntington Bancshares, Inc.	4.8	3.4
M&T Bank Corp.	4.7	4.3
SunTrust Banks, Inc.	4.5	4.9
Capital One Financial Corp.	3.6	3.8
	57.0

Top Industries (% of fund's net assets)

As of August 31, 2016
Banks	81.9%
Consumer Finance	6.2%
Capital Markets	4.0%
Thrifts & Mortgage Finance	1.6%
Insurance	0.9%
All Others*	5.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Banks	84.5%
Consumer Finance	7.5%
Capital Markets	2.2%
Thrifts & Mortgage Finance	1.6%
Insurance	1.1%
All Others*	3.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Banking Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Banks - 81.9%
Diversified Banks - 36.4%
Bank of America Corp.	2,395,100	$38,656,914
Citigroup, Inc.	643,500	30,720,690
Comerica, Inc.	181,300	8,573,677
JPMorgan Chase & Co.	492,200	33,223,500
Nordea Bank AB	288,600	2,821,727
U.S. Bancorp	1,114,100	49,187,515
Wells Fargo & Co.	1,258,192	63,916,153
		227,100,176
Regional Banks - 45.5%
1st Source Corp.	164,660	5,827,317
Bank of the Ozarks, Inc.	774,200	30,333,156
BBCN Bancorp, Inc.	509,020	8,755,144
CIT Group, Inc.	185,900	6,855,992
Commerce Bancshares, Inc.	158,154	8,015,245
Community Trust Bancorp, Inc.	242,850	8,951,451
CVB Financial Corp.	473,200	8,418,228
First Citizen Bancshares, Inc.	34,900	9,943,359
Huntington Bancshares, Inc.	3,014,400	30,174,144
Investors Bancorp, Inc.	770,600	9,439,850
M&T Bank Corp.	248,800	29,440,504
PacWest Bancorp	252,636	10,941,665
PNC Financial Services Group, Inc.	174,391	15,712,629
Preferred Bank, Los Angeles	57,455	2,013,798
Prosperity Bancshares, Inc.	167,600	9,296,772
Regions Financial Corp.	2,012,800	20,067,616
SunTrust Banks, Inc.	639,500	28,182,765
SVB Financial Group (a)	120,500	13,382,730
Valley National Bancorp	943,400	9,103,810
WesBanco, Inc.	240,500	7,871,565
Zions Bancorporation	383,850	11,741,972
		284,469,712

TOTAL BANKS		511,569,888

Capital Markets - 4.0%
Asset Management & Custody Banks - 1.9%
Northern Trust Corp.	114,600	8,089,614
The Blackstone Group LP	132,700	3,638,634
		11,728,248
Diversified Capital Markets - 0.7%
UBS Group AG	314,100	4,538,745
Investment Banking & Brokerage - 1.4%
Goldman Sachs Group, Inc.	49,400	8,371,324

TOTAL CAPITAL MARKETS		24,638,317

Consumer Finance - 6.2%
Consumer Finance - 6.2%
Capital One Financial Corp.	316,000	22,625,600
Discover Financial Services	181,200	10,872,000
Synchrony Financial	184,300	5,129,069
		38,626,669
Diversified Financial Services - 0.6%
Specialized Finance - 0.6%
Element Financial Corp.	333,200	3,468,187
Insurance - 0.9%
Property & Casualty Insurance - 0.9%
FNF Group	148,800	5,608,272
Thrifts & Mortgage Finance - 1.6%
Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd. (a)	121,300	3,224,154
Meridian Bancorp, Inc.	432,665	6,758,227
		9,982,381
Trading Companies & Distributors - 0.7%
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	113,700	4,544,589
TOTAL COMMON STOCKS
(Cost $507,161,468)		598,438,303

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.42% (b)
(Cost $21,287,492)	21,287,492	21,287,492
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $528,448,960)		619,725,795
NET OTHER ASSETS (LIABILITIES) - 0.7%		4,630,248
NET ASSETS - 100%		$624,356,043

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,227
Fidelity Securities Lending Cash Central Fund	14,644
Total	$34,871

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $507,161,468)	$598,438,303
Fidelity Central Funds (cost $21,287,492)	21,287,492
Total Investments (cost $528,448,960)		$619,725,795
Receivable for investments sold		176,228
Receivable for fund shares sold		4,085,572
Dividends receivable		1,073,834
Distributions receivable from Fidelity Central Funds		5,315
Prepaid expenses		4,690
Other receivables		10,730
Total assets		625,082,164
Liabilities
Payable for fund shares redeemed	$320,250
Accrued management fee	274,070
Transfer agent fee payable	92,153
Other affiliated payables	18,703
Other payables and accrued expenses	20,945
Total liabilities		726,121
Net Assets		$624,356,043
Net Assets consist of:
Paid in capital		$552,060,466
Undistributed net investment income		4,466,138
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,447,396)
Net unrealized appreciation (depreciation) on investments		91,276,835
Net Assets, for 23,941,721 shares outstanding		$624,356,043
Net Asset Value, offering price and redemption price per share ($624,356,043 ÷ 23,941,721 shares)		$26.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$6,789,278
Income from Fidelity Central Funds		34,871
Total income		6,824,149
Expenses
Management fee	$1,653,543
Transfer agent fees	558,279
Accounting and security lending fees	112,151
Custodian fees and expenses	7,355
Independent trustees' fees and expenses	6,569
Registration fees	29,586
Audit	19,287
Legal	4,619
Miscellaneous	4,600
Total expenses before reductions	2,395,989
Expense reductions	(37,422)	2,358,567
Net investment income (loss)		4,465,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,696,709)
Foreign currency transactions	36,008
Total net realized gain (loss)		(3,660,701)
Change in net unrealized appreciation (depreciation) on: Investment securities	107,419,102
Assets and liabilities in foreign currencies	749
Total change in net unrealized appreciation (depreciation)		107,419,851
Net gain (loss)		103,759,150
Net increase (decrease) in net assets resulting from operations		$108,224,732

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,465,582	$8,209,104
Net realized gain (loss)	(3,660,701)	(4,131,582)
Change in net unrealized appreciation (depreciation)	107,419,851	(99,278,407)
Net increase (decrease) in net assets resulting from operations	108,224,732	(95,200,885)
Distributions to shareholders from net investment income	–	(7,291,678)
Distributions to shareholders from net realized gain	–	(28,052,619)
Total distributions	–	(35,344,297)
Share transactions
Proceeds from sales of shares	62,213,207	275,436,278
Reinvestment of distributions	–	34,051,334
Cost of shares redeemed	(111,575,866)	(198,124,823)
Net increase (decrease) in net assets resulting from share transactions	(49,362,659)	111,362,789
Redemption fees	15,110	25,889
Total increase (decrease) in net assets	58,877,183	(19,156,504)
Net Assets
Beginning of period	565,478,860	584,635,364
End of period	$624,356,043	$565,478,860
Other Information
Undistributed net investment income end of period	$4,466,138	$556
Shares
Sold	2,531,594	10,264,504
Issued in reinvestment of distributions	–	1,335,122
Redeemed	(4,649,196)	(7,822,984)
Net increase (decrease)	(2,117,602)	3,776,642

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Banking Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$21.70	$26.24	$26.11	$20.58	$17.83	$18.92
Income from Investment Operations
Net investment income (loss)B	.18	.33	.30	.29	.26	.09
Net realized and unrealized gain (loss)	4.20	(3.43)	1.04	5.97	2.73	(1.11)
Total from investment operations	4.38	(3.10)	1.34	6.26	2.99	(1.02)
Distributions from net investment income	–	(.28)	(.34)	(.20)	(.24)	(.07)
Distributions from net realized gain	–	(1.16)	(.87)	(.53)	–	–
Total distributions	–	(1.44)	(1.21)	(.73)	(.24)	(.07)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$26.08	$21.70	$26.24	$26.11	$20.58	$17.83
Total ReturnD,E	20.18%	(12.57)%	5.30%	30.48%	16.86%	(5.31)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.79%	.80%	.81%	.85%	.88%
Expenses net of fee waivers, if any	.79%H	.79%	.80%	.81%	.85%	.88%
Expenses net of all reductions	.78%H	.79%	.79%	.80%	.83%	.87%
Net investment income (loss)	1.48%H	1.27%	1.14%	1.22%	1.37%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$624,356	$565,479	$584,635	$809,980	$530,562	$429,747
Portfolio turnover rateI	43%H	63%	65%	91%	69%	91%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
BlackRock, Inc. Class A	8.2	9.1
Legg Mason, Inc.	6.0	5.1
E*TRADE Financial Corp.	5.8	6.4
Morgan Stanley	5.7	5.1
Goldman Sachs Group, Inc.	5.2	2.5
Charles Schwab Corp.	5.1	0.0
Bank of New York Mellon Corp.	5.1	5.1
McGraw Hill Financial, Inc.	4.5	0.0
State Street Corp.	4.0	2.3
TD Ameritrade Holding Corp.	3.6	0.7
	53.2

Top Industries (% of fund's net assets)

As of August 31, 2016
Capital Markets	89.6%
Diversified Financial Services	9.7%
Consumer Finance	1.0%
All Others*,**	(0.3)%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

 ** Not included in the pie chart.

As of February 29, 2016
Capital Markets	87.2%
Diversified Financial Services	6.0%
Consumer Finance	1.0%
All Others*	5.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Brokerage and Investment Management Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
Capital Markets - 89.6%
Asset Management & Custody Banks - 44.1%
Affiliated Managers Group, Inc. (a)	59,300	$8,423,565
Ameriprise Financial, Inc.	15,900	1,607,172
Apollo Global Management LLC Class A	51,600	960,792
Bank of New York Mellon Corp.	394,147	16,424,105
BlackRock, Inc. Class A	71,500	26,655,916
Cohen & Steers, Inc.	232,600	9,799,438
Diamond Hill Investment Group, Inc.	57,454	10,878,915
Fifth Street Asset Management, Inc. Class A	184,700	1,130,364
Financial Engines, Inc.	149,500	4,779,515
Invesco Ltd.	177,500	5,536,225
Legg Mason, Inc.	560,542	19,389,148
Northern Trust Corp.	150,400	10,616,736
NorthStar Asset Management Group, Inc.	403,600	5,016,748
OM Asset Management Ltd.	12,356	166,806
Pzena Investment Management, Inc.	415,776	3,226,422
SEI Investments Co.	54,600	2,517,060
State Street Corp.	183,700	12,903,088
T. Rowe Price Group, Inc.	6,400	445,056
WisdomTree Investments, Inc. (b)	275,700	2,894,850
		143,371,921
Investment Banking & Brokerage - 45.5%
BGC Partners, Inc. Class A	1,101,170	9,657,261
Charles Schwab Corp.	527,800	16,604,588
Cowen Group, Inc. Class A (a)(b)	914,300	3,428,625
E*TRADE Financial Corp. (a)	709,200	18,708,696
Evercore Partners, Inc. Class A	113,200	5,800,368
Goldman Sachs Group, Inc.	100,200	16,979,892
Greenhill & Co., Inc.	99,600	2,284,824
Houlihan Lokey	90,769	2,247,440
Interactive Brokers Group, Inc.	197,400	7,082,712
INTL FCStone, Inc.(a)	251,500	9,059,030
Lazard Ltd. Class A	87,700	3,247,531
Morgan Stanley	581,500	18,642,890
Raymond James Financial, Inc.	157,584	9,166,661
Stifel Financial Corp. (a)	119,700	4,710,195
TD Ameritrade Holding Corp.	352,000	11,568,480
Virtu Financial, Inc. Class A	521,800	8,510,558
		147,699,751

TOTAL CAPITAL MARKETS		291,071,672

Consumer Finance - 1.0%
Consumer Finance - 1.0%
OneMain Holdings, Inc. (a)	105,000	3,256,050
Diversified Financial Services - 9.7%
Specialized Finance - 9.7%
CME Group, Inc.	58,900	6,381,815
MarketAxess Holdings, Inc.	19,400	3,269,676
McGraw Hill Financial, Inc.	118,100	14,590,074
MSCI, Inc. Class A	47,100	4,244,652
The NASDAQ OMX Group, Inc.	40,700	2,898,247
		31,384,464
TOTAL COMMON STOCKS
(Cost $294,772,218)		325,712,186

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.42% (c)	986,172	986,172
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	3,992,700	3,992,700
TOTAL MONEY MARKET FUNDS
(Cost $4,978,872)		4,978,872
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $299,751,090)		330,691,058
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(5,832,914)
NET ASSETS - 100%		$324,858,144

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,759
Fidelity Securities Lending Cash Central Fund	29,335
Total	$47,094

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,896,325) — See accompanying schedule: Unaffiliated issuers (cost $294,772,218)	$325,712,186
Fidelity Central Funds (cost $4,978,872)	4,978,872
Total Investments (cost $299,751,090)		$330,691,058
Receivable for investments sold		25,382,654
Receivable for fund shares sold		992,647
Dividends receivable		856,434
Distributions receivable from Fidelity Central Funds		4,901
Prepaid expenses		2,301
Other receivables		23,350
Total assets		357,953,345
Liabilities
Payable for investments purchased	$28,651,459
Payable for fund shares redeemed	203,323
Accrued management fee	144,494
Other affiliated payables	63,631
Other payables and accrued expenses	39,594
Collateral on securities loaned, at value	3,992,700
Total liabilities		33,095,201
Net Assets		$324,858,144
Net Assets consist of:
Paid in capital		$310,801,837
Undistributed net investment income		2,588,009
Accumulated undistributed net realized gain (loss) on investments		(19,471,670)
Net unrealized appreciation (depreciation) on investments		30,939,968
Net Assets, for 5,264,822 shares outstanding		$324,858,144
Net Asset Value, offering price and redemption price per share ($324,858,144 ÷ 5,264,822 shares)		$61.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$3,865,150
Income from Fidelity Central Funds		47,094
Total income		3,912,244
Expenses
Management fee	$882,813
Transfer agent fees	327,209
Accounting and security lending fees	63,092
Custodian fees and expenses	3,365
Independent trustees' fees and expenses	3,943
Registration fees	15,675
Audit	19,725
Legal	2,850
Miscellaneous	3,420
Total expenses before reductions	1,322,092
Expense reductions	(12,453)	1,309,639
Net investment income (loss)		2,602,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,405,585)
Total net realized gain (loss)		(11,405,585)
Change in net unrealized appreciation (depreciation) on investment securities		47,312,757
Net gain (loss)		35,907,172
Net increase (decrease) in net assets resulting from operations		$38,509,777

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,602,605	$4,952,408
Net realized gain (loss)	(11,405,585)	12,759,630
Change in net unrealized appreciation (depreciation)	47,312,757	(125,830,585)
Net increase (decrease) in net assets resulting from operations	38,509,777	(108,118,547)
Distributions to shareholders from net investment income	–	(4,622,816)
Distributions to shareholders from net realized gain	–	(21,141,799)
Total distributions	–	(25,764,615)
Share transactions
Proceeds from sales of shares	11,743,144	46,082,867
Reinvestment of distributions	–	24,647,782
Cost of shares redeemed	(35,967,065)	(204,236,777)
Net increase (decrease) in net assets resulting from share transactions	(24,223,921)	(133,506,128)
Redemption fees	2,203	6,244
Total increase (decrease) in net assets	14,288,059	(267,383,046)
Net Assets
Beginning of period	310,570,085	577,953,131
End of period	$324,858,144	$310,570,085
Other Information
Undistributed net investment income end of period	$2,588,009	$–
Distributions in excess of net investment income end of period	$–	$(14,596)
Shares
Sold	199,484	640,049
Issued in reinvestment of distributions	–	382,319
Redeemed	(617,456)	(3,068,358)
Net increase (decrease)	(417,972)	(2,045,990)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Brokerage and Investment Management Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$54.65	$74.78	$71.99	$55.99	$47.28	$54.11
Income from Investment Operations
Net investment income (loss)B	.47	.72	.96	.99	1.31	.26
Net realized and unrealized gain (loss)	6.58	(16.77)	4.39	15.41	8.52	(6.56)
Total from investment operations	7.05	(16.05)	5.35	16.40	9.83	(6.30)
Distributions from net investment income	–	(.74)	(.83)	(.39)	(1.12)	(.53)
Distributions from net realized gain	–	(3.34)	(1.73)	(.02)	–	–
Total distributions	–	(4.08)	(2.56)	(.40)C	(1.12)	(.53)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$61.70	$54.65	$74.78	$71.99	$55.99	$47.28
Total ReturnE,F	12.90%	(22.23)%	7.43%	29.29%	21.08%	(11.51)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.79%	.79%	.82%	.87%	.89%
Expenses net of fee waivers, if any	.82%I	.79%	.79%	.82%	.87%	.89%
Expenses net of all reductions	.81%I	.78%	.79%	.80%	.78%	.85%
Net investment income (loss)	1.62%I	1.02%	1.32%	1.52%	2.72%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$324,858	$310,570	$577,953	$834,222	$604,773	$413,228
Portfolio turnover rateJ	106%I	67%	31%	182%	308%	294%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.388 and distributions from net realized gain of $.016 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	8.1	8.1
MasterCard, Inc. Class A	7.1	6.7
Discover Financial Services	6.0	4.4
Global Payments, Inc.	5.4	3.3
Annaly Capital Management, Inc.	5.4	5.9
Synchrony Financial	5.0	5.5
Capital One Financial Corp.	4.9	4.7
American Express Co.	4.0	2.9
Ally Financial, Inc.	3.9	4.7
American Capital Agency Corp.	3.5	4.5
	53.3

Top Industries (% of fund's net assets)

As of August 31, 2016
Consumer Finance	38.1%
IT Services	28.9%
Real Estate Investment Trusts	16.9%
Thrifts & Mortgage Finance	15.2%
Professional Services	0.5%
All Others*	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Consumer Finance	36.6%
IT Services	25.2%
Real Estate Investment Trusts	18.7%
Thrifts & Mortgage Finance	18.1%
Professional Services	1.0%
All Others*	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Consumer Finance Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Consumer Finance - 38.1%
Consumer Finance - 38.1%
Ally Financial, Inc.	175,600	$3,519,024
American Express Co.	54,600	3,580,668
Capital One Financial Corp.	61,900	4,432,040
Cash America International, Inc.	11,919	518,834
Credit Acceptance Corp. (a)(b)	9,775	1,951,579
Discover Financial Services	91,100	5,466,000
First Cash Financial Services, Inc.	16,500	853,380
Navient Corp.	147,700	2,123,926
Nelnet, Inc. Class A	22,100	782,340
OneMain Holdings, Inc. (a)	76,200	2,362,962
Santander Consumer U.S.A. Holdings, Inc. (a)	141,500	1,780,070
SLM Corp. (a)	338,900	2,512,944
Synchrony Financial	163,900	4,561,337
		34,445,104
IT Services - 28.9%
Data Processing & Outsourced Services - 28.9%
Alliance Data Systems Corp. (a)	4,200	859,236
Blackhawk Network Holdings, Inc. (a)	44,300	1,517,275
Euronet Worldwide, Inc. (a)	11,700	908,037
EVERTEC, Inc.	5,600	95,536
Fiserv, Inc. (a)	4,100	422,505
FleetCor Technologies, Inc. (a)	4,100	673,220
Global Payments, Inc.	64,700	4,913,965
MasterCard, Inc. Class A	66,900	6,464,547
Total System Services, Inc.	48,500	2,388,625
Visa, Inc. Class A	90,036	7,283,911
Worldline SA (a)(c)	20,300	627,342
		26,154,199
Professional Services - 0.5%
Research & Consulting Services - 0.5%
Equifax, Inc.	3,400	448,460
Real Estate Investment Trusts - 16.9%
Disc-Mortgage REITs - 16.9%
Altisource Residential Corp. Class B	28,900	317,033
American Capital Agency Corp.	165,400	3,193,874
Annaly Capital Management, Inc.	450,915	4,829,300
Capstead Mortgage Corp.	35,000	347,200
Chimera Investment Corp.	115,680	1,907,563
Invesco Mortgage Capital, Inc.	47,057	740,677
MFA Financial, Inc.	174,400	1,346,368
New Residential Investment Corp.	94,550	1,356,793
PennyMac Mortgage Investment Trust	29,200	445,008
Redwood Trust, Inc.	50,900	753,320
		15,237,136
Thrifts & Mortgage Finance - 15.2%
Thrifts & Mortgage Finance - 15.2%
Astoria Financial Corp.	15,500	237,150
BofI Holding, Inc. (a)(b)	25,600	550,400
Capitol Federal Financial, Inc.	29,100	418,458
EverBank Financial Corp.	42,000	805,980
Kearny Financial Corp.	43,100	590,039
Meridian Bancorp, Inc.	64,600	1,009,052
MGIC Investment Corp. (a)	199,328	1,612,564
Nationstar Mortgage Holdings, Inc. (a)(b)	17,000	269,960
New York Community Bancorp, Inc.	83,000	1,254,130
Northfield Bancorp, Inc.	200	3,178
PHH Corp. (a)	18,000	275,400
Provident Financial Services, Inc.	8,000	172,560
Radian Group, Inc.	110,665	1,517,217
TFS Financial Corp.	171,100	3,103,754
Washington Federal, Inc.	40,400	1,070,600
WSFS Financial Corp.	22,700	883,030
		13,773,472
TOTAL COMMON STOCKS
(Cost $73,815,088)		90,058,371

Money Market Funds - 2.4%
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)
(Cost $2,172,500)	2,172,500	2,172,500
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $75,987,588)		92,230,871
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(1,809,794)
NET ASSETS - 100%		$90,421,077

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $627,342 or 0.7% of net assets.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$555
Fidelity Securities Lending Cash Central Fund	55,470
Total	$56,025

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,130,539) — See accompanying schedule: Unaffiliated issuers (cost $73,815,088)	$90,058,371
Fidelity Central Funds (cost $2,172,500)	2,172,500
Total Investments (cost $75,987,588)		$92,230,871
Receivable for investments sold		1,351,361
Receivable for fund shares sold		36,559
Dividends receivable		73,977
Distributions receivable from Fidelity Central Funds		6,937
Prepaid expenses		698
Other receivables		246
Total assets		93,700,649
Liabilities
Payable to custodian bank	$945,381
Payable for fund shares redeemed	77,739
Accrued management fee	41,621
Other affiliated payables	23,023
Other payables and accrued expenses	19,308
Collateral on securities loaned, at value	2,172,500
Total liabilities		3,279,572
Net Assets		$90,421,077
Net Assets consist of:
Paid in capital		$88,171,166
Undistributed net investment income		927,877
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,921,242)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,243,276
Net Assets, for 7,334,217 shares outstanding		$90,421,077
Net Asset Value, offering price and redemption price per share ($90,421,077 ÷ 7,334,217 shares)		$12.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$1,298,343
Income from Fidelity Central Funds		56,025
Total income		1,354,368
Expenses
Management fee	$248,950
Transfer agent fees	121,520
Accounting and security lending fees	17,966
Custodian fees and expenses	2,160
Independent trustees' fees and expenses	1,002
Registration fees	13,125
Audit	21,625
Legal	1,129
Miscellaneous	707
Total expenses before reductions	428,184
Expense reductions	(1,946)	426,238
Net investment income (loss)		928,130
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,502,284)
Foreign currency transactions	447
Total net realized gain (loss)		(2,501,837)
Change in net unrealized appreciation (depreciation) on: Investment securities	14,543,468
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		14,543,461
Net gain (loss)		12,041,624
Net increase (decrease) in net assets resulting from operations		$12,969,754

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$928,130	$1,793,818
Net realized gain (loss)	(2,501,837)	9,920,299
Change in net unrealized appreciation (depreciation)	14,543,461	(26,199,612)
Net increase (decrease) in net assets resulting from operations	12,969,754	(14,485,495)
Distributions to shareholders from net investment income	(206,380)	(1,629,098)
Distributions to shareholders from net realized gain	(2,140,248)	(9,545,636)
Total distributions	(2,346,628)	(11,174,734)
Share transactions
Proceeds from sales of shares	7,642,419	18,405,416
Reinvestment of distributions	2,261,290	10,808,940
Cost of shares redeemed	(16,750,503)	(51,481,295)
Net increase (decrease) in net assets resulting from share transactions	(6,846,794)	(22,266,939)
Redemption fees	1,807	1,416
Total increase (decrease) in net assets	3,778,139	(47,925,752)
Net Assets
Beginning of period	86,642,938	134,568,690
End of period	$90,421,077	$86,642,938
Other Information
Undistributed net investment income end of period	$927,877	$206,127
Shares
Sold	648,081	1,360,055
Issued in reinvestment of distributions	194,771	831,451
Redeemed	(1,430,535)	(3,874,342)
Net increase (decrease)	(587,683)	(1,682,836)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Finance Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$14.01	$16.16	$15.37	$12.62	$11.97
Income from Investment Operations
Net investment income (loss)B	.12	.20	.22	.34	.28	.22
Net realized and unrealized gain (loss)	1.58	(1.99)	.95	3.18	2.72	.64
Total from investment operations	1.70	(1.79)	1.17	3.52	3.00	.86
Distributions from net investment income	(.03)	(.20)	(.30)	(.40)	(.24)	(.20)
Distributions from net realized gain	(.28)	(1.08)	(3.03)	(2.33)	(.01)	(.01)
Total distributions	(.31)	(1.28)	(3.32)C	(2.73)	(.25)	(.21)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$12.33	$10.94	$14.01	$16.16	$15.37	$12.62
Total ReturnE,F	15.69%	(14.01)%	7.69%	24.31%	23.92%	7.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.94%I	.90%	.88%	.85%	.89%	.95%
Expenses net of fee waivers, if any	.94%I	.89%	.88%	.85%	.89%	.95%
Expenses net of all reductions	.94%I	.89%	.88%	.83%	.86%	.94%
Net investment income (loss)	2.05%I	1.53%	1.45%	2.07%	1.98%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$90,421	$86,643	$134,569	$250,222	$303,556	$166,391
Portfolio turnover rateJ	29%I	48%	71%	89%	79%	113%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.32 per share is comprised of distributions from net investment income of $.296 and distributions from net realized gain of $3.026 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	6.4	5.5
Citigroup, Inc.	4.9	4.5
Bank of America Corp.	4.8	5.0
U.S. Bancorp	4.2	3.7
Chubb Ltd.	4.0	3.9
Wells Fargo & Co.	3.8	3.3
JPMorgan Chase & Co.	3.4	4.9
Capital One Financial Corp.	3.0	3.2
IntercontinentalExchange, Inc.	2.9	2.3
Goldman Sachs Group, Inc.	2.7	1.9
	40.1

Top Industries (% of fund's net assets)

As of August 31, 2016
Banks	31.4%
Insurance	24.0%
Diversified Financial Services	10.9%
Capital Markets	10.0%
Real Estate Investment Trusts	6.8%
All Others*	16.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Banks	27.4%
Real Estate Investment Trusts	17.3%
Insurance	16.4%
Diversified Financial Services	7.8%
Capital Markets	7.7%
All Others*	23.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Financial Services Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Banks - 31.4%
Diversified Banks - 22.1%
Bank of America Corp.	3,092,517	$49,913,224
Citigroup, Inc.	1,083,280	51,715,787
Comerica, Inc.	224,600	10,621,334
JPMorgan Chase & Co.	536,510	36,214,425
U.S. Bancorp	1,004,184	44,334,724
Wells Fargo & Co.	782,301	39,740,891
		232,540,385
Regional Banks - 9.3%
CoBiz, Inc.	378,965	4,975,810
Huntington Bancshares, Inc.	2,302,500	23,048,025
M&T Bank Corp.	146,200	17,299,846
PNC Financial Services Group, Inc.	214,247	19,303,655
Popular, Inc.	338,000	13,286,780
Preferred Bank, Los Angeles	66,300	2,323,815
SunTrust Banks, Inc.	383,063	16,881,586
		97,119,517

TOTAL BANKS		329,659,902

Capital Markets - 10.0%
Asset Management & Custody Banks - 5.6%
Affiliated Managers Group, Inc. (a)	54,883	7,796,130
BlackRock, Inc. Class A	48,900	18,230,409
Invesco Ltd.	324,810	10,130,824
Northern Trust Corp.	186,100	13,136,799
Oaktree Capital Group LLC Class A	214,700	9,440,359
		58,734,521
Investment Banking & Brokerage - 4.4%
E*TRADE Financial Corp. (a)	502,544	13,257,111
Goldman Sachs Group, Inc.	170,800	28,943,768
Investment Technology Group, Inc.	156,094	2,400,726
Virtu Financial, Inc. Class A	150,300	2,451,393
		47,052,998

TOTAL CAPITAL MARKETS		105,787,519

Consumer Finance - 6.0%
Consumer Finance - 6.0%
Capital One Financial Corp.	440,916	31,569,586
Discover Financial Services	266,300	15,978,000
Synchrony Financial	564,000	15,696,120
		63,243,706
Diversified Financial Services - 10.9%
Multi-Sector Holdings - 6.4%
Berkshire Hathaway, Inc. Class B (a)	449,090	67,583,555
Specialized Finance - 4.5%
CME Group, Inc.	154,600	16,750,910
IntercontinentalExchange, Inc.	106,247	29,963,779
		46,714,689

TOTAL DIVERSIFIED FINANCIAL SERVICES		114,298,244

Insurance - 24.0%
Insurance Brokers - 4.2%
Brown & Brown, Inc.	480,500	18,004,335
Marsh & McLennan Companies, Inc.	384,664	26,014,826
		44,019,161
Life & Health Insurance - 3.7%
AFLAC, Inc.	193,600	14,361,248
Torchmark Corp.	374,000	24,190,320
		38,551,568
Multi-Line Insurance - 4.3%
American Financial Group, Inc.	148,300	11,144,745
American International Group, Inc.	415,215	24,842,313
Hartford Financial Services Group, Inc.	238,943	9,813,389
		45,800,447
Property & Casualty Insurance - 10.7%
Allied World Assurance Co. Holdings AG	393,800	15,972,528
Allstate Corp.	374,000	25,791,040
AmTrust Financial Services, Inc.	34,800	921,852
Chubb Ltd.	334,290	42,431,430
FNF Group	715,800	26,978,502
		112,095,352
Reinsurance - 1.1%
Reinsurance Group of America, Inc.	108,100	11,601,292

TOTAL INSURANCE		252,067,820

IT Services - 5.7%
Data Processing & Outsourced Services - 5.7%
MasterCard, Inc. Class A	155,500	15,025,965
The Western Union Co.	505,272	10,873,453
Visa, Inc. Class A	340,200	27,522,180
WEX, Inc. (a)	62,700	6,226,737
		59,648,335
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Verisk Analytics, Inc. (a)	114,900	9,542,445
Real Estate Investment Trusts - 6.8%
Diversified REITs - 0.5%
Store Capital Corp.	135,122	4,003,665
VEREIT, Inc.	163,810	1,711,815
		5,715,480
Health Care REIT's - 1.3%
Ventas, Inc.	193,417	14,055,613
Industrial REITs - 0.5%
DCT Industrial Trust, Inc.	109,900	5,353,229
Mortgage REITs - 2.1%
American Capital Agency Corp.	505,300	9,757,343
American Capital Mortgage Investment Corp.	301,000	5,133,555
Redwood Trust, Inc.	459,586	6,801,873
		21,692,771
Residential REITs - 1.0%
American Campus Communities, Inc.	123,672	6,197,204
UDR, Inc.	112,346	4,064,678
		10,261,882
Specialized REITs - 1.4%
American Tower Corp.	92,072	10,439,123
Outfront Media, Inc.	179,620	4,009,118
		14,448,241

TOTAL REAL ESTATE INVESTMENT TRUSTS		71,527,216

Real Estate Management & Development - 0.4%
Real Estate Services - 0.4%
Realogy Holdings Corp.	153,059	4,108,104
Software - 0.6%
Application Software - 0.6%
SS&C Technologies Holdings, Inc.	182,500	6,013,375
Thrifts & Mortgage Finance - 0.7%
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)	522,200	4,224,598
Radian Group, Inc.	219,500	3,009,345
		7,233,943
Trading Companies & Distributors - 0.3%
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	85,200	3,405,444
TOTAL COMMON STOCKS
(Cost $892,172,267)		1,026,536,053

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.42% (b)
(Cost $29,157,681)	29,157,681	29,157,681
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $921,329,948)		1,055,693,734
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,915,551)
NET ASSETS - 100%		$1,050,778,183

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97,794
Fidelity Securities Lending Cash Central Fund	5,761
Total	$103,555

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $892,172,267)	$1,026,536,053
Fidelity Central Funds (cost $29,157,681)	29,157,681
Total Investments (cost $921,329,948)		$1,055,693,734
Receivable for investments sold		172,796,097
Receivable for fund shares sold		1,488,680
Dividends receivable		1,320,283
Distributions receivable from Fidelity Central Funds		11,802
Prepaid expenses		8,328
Other receivables		11,412
Total assets		1,231,330,336
Liabilities
Payable for investments purchased	$177,042,808
Payable for fund shares redeemed	2,827,327
Accrued management fee	481,705
Other affiliated payables	177,933
Other payables and accrued expenses	22,380
Total liabilities		180,552,153
Net Assets		$1,050,778,183
Net Assets consist of:
Paid in capital		$932,683,835
Undistributed net investment income		6,139,338
Accumulated undistributed net realized gain (loss) on investments		(22,407,922)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		134,362,932
Net Assets, for 12,168,755 shares outstanding		$1,050,778,183
Net Asset Value, offering price and redemption price per share ($1,050,778,183 ÷ 12,168,755 shares)		$86.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$11,155,789
Income from Fidelity Central Funds		103,555
Total income		11,259,344
Expenses
Management fee	$2,966,587
Transfer agent fees	900,596
Accounting and security lending fees	177,558
Custodian fees and expenses	9,556
Independent trustees' fees and expenses	11,869
Registration fees	17,689
Audit	19,989
Legal	7,896
Miscellaneous	8,936
Total expenses before reductions	4,120,676
Expense reductions	(46,392)	4,074,284
Net investment income (loss)		7,185,060
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	831,771
Total net realized gain (loss)		831,771
Change in net unrealized appreciation (depreciation) on: Investment securities	142,457,117
Assets and liabilities in foreign currencies	30
Total change in net unrealized appreciation (depreciation)		142,457,147
Net gain (loss)		143,288,918
Net increase (decrease) in net assets resulting from operations		$150,473,978

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,185,060	$13,225,895
Net realized gain (loss)	831,771	(8,799,239)
Change in net unrealized appreciation (depreciation)	142,457,147	(195,194,502)
Net increase (decrease) in net assets resulting from operations	150,473,978	(190,767,846)
Distributions to shareholders from net investment income	–	(11,432,858)
Distributions to shareholders from net realized gain	–	(8,681,321)
Total distributions	–	(20,114,179)
Share transactions
Proceeds from sales of shares	30,509,896	127,816,905
Reinvestment of distributions	–	19,783,396
Cost of shares redeemed	(173,784,515)	(278,642,814)
Net increase (decrease) in net assets resulting from share transactions	(143,274,619)	(131,042,513)
Redemption fees	5,248	8,557
Total increase (decrease) in net assets	7,204,607	(341,915,981)
Net Assets
Beginning of period	1,043,573,576	1,385,489,557
End of period	$1,050,778,183	$1,043,573,576
Other Information
Undistributed net investment income end of period	$6,139,338	$–
Distributions in excess of net investment income end of period	$–	$(1,045,722)
Shares
Sold	370,687	1,462,721
Issued in reinvestment of distributions	–	239,886
Redeemed	(2,116,172)	(3,384,258)
Net increase (decrease)	(1,745,485)	(1,681,651)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Financial Services Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$75.00	$88.84	$80.90	$65.56	$57.57	$62.81
Income from Investment Operations
Net investment income (loss)B	.54	.87	.84	1.06	.99	.21
Net realized and unrealized gain (loss)	10.81	(13.34)	8.75	15.03	7.75	(5.31)
Total from investment operations	11.35	(12.47)	9.59	16.09	8.74	(5.10)
Distributions from net investment income	–	(.78)	(.89)	(.75)	(.75)	(.14)
Distributions from net realized gain	–	(.59)	(.76)	–	–	–
Total distributions	–	(1.37)	(1.65)	(.75)	(.75)	(.14)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$86.35	$75.00	$88.84	$80.90	$65.56	$57.57
Total ReturnD,E	15.13%	(14.18)%	11.87%	24.56%	15.26%	(8.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.76%	.78%	.83%	.87%	.90%
Expenses net of fee waivers, if any	.76%H	.76%	.78%	.83%	.87%	.90%
Expenses net of all reductions	.75%H	.75%	.78%	.81%	.78%	.84%
Net investment income (loss)	1.33%H	1.01%	.99%	1.43%	1.66%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,050,778	$1,043,574	$1,385,490	$779,524	$616,059	$439,012
Portfolio turnover rateI	70%H	55%	42%J	197%	271%	384%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	11.3	10.1
Chubb Ltd.	10.3	10.4
MetLife, Inc.	6.1	6.6
Marsh & McLennan Companies, Inc.	5.5	5.4
AFLAC, Inc.	5.2	5.4
The Travelers Companies, Inc.	5.0	5.3
Prudential Financial, Inc.	4.7	4.6
Allstate Corp.	4.0	4.2
Aon PLC	3.6	3.3
Principal Financial Group, Inc.	3.6	2.8
	59.3

Top Industries (% of fund's net assets)

As of August 31, 2016
Insurance	90.6%
Diversified Financial Services	2.9%
Capital Markets	1.2%
Banks	0.2%
Consumer Finance	0.2%
All Others*	4.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Insurance	91.2%
Diversified Financial Services	2.5%
Capital Markets	1.3%
Consumer Finance	0.3%
Banks	0.2%
All Others*	4.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Insurance Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Banks - 0.2%
Regional Banks - 0.2%
Hilltop Holdings, Inc. (a)	500	$11,320
Huntington Bancshares, Inc.	126,800	1,269,268
		1,280,588
Capital Markets - 1.2%
Asset Management & Custody Banks - 1.2%
Apollo Global Management LLC Class A	153,444	2,857,127
Ares Management LP	214,014	3,912,176
		6,769,303
Consumer Finance - 0.2%
Consumer Finance - 0.2%
J.G. Wentworth Co. (a)	179,100	60,894
OneMain Holdings, Inc. (a)	29,000	899,290
		960,184
Diversified Financial Services - 2.9%
Multi-Sector Holdings - 2.6%
Berkshire Hathaway, Inc. Class B (a)	95,000	14,296,550
Other Diversified Financial Services - 0.3%
Voya Financial, Inc.	62,900	1,839,196

TOTAL DIVERSIFIED FINANCIAL SERVICES		16,135,746

Insurance - 90.6%
Insurance Brokers - 14.9%
Aon PLC	182,300	20,299,105
Arthur J. Gallagher & Co.	202,900	10,025,289
Brown & Brown, Inc.	317,800	11,907,966
Marsh & McLennan Companies, Inc.	454,800	30,758,124
Willis Group Holdings PLC	86,928	10,779,941
		83,770,425
Life & Health Insurance - 25.6%
AFLAC, Inc.	392,700	29,130,486
CNO Financial Group, Inc.	206,300	3,352,375
FBL Financial Group, Inc. Class A	300	19,836
Genworth Financial, Inc. Class A (a)	450,100	2,128,973
Lincoln National Corp.	53,300	2,559,999
MetLife, Inc.	782,475	33,959,415
Primerica, Inc. (b)	50,700	2,886,351
Principal Financial Group, Inc.	410,100	20,123,607
Prudential Financial, Inc.	333,489	26,472,357
Sony Financial Holdings, Inc.	315,000	4,326,246
Torchmark Corp.	117,000	7,567,560
Unum Group	303,661	10,813,368
		143,340,573
Multi-Line Insurance - 15.1%
American International Group, Inc.	1,059,500	63,389,883
Assurant, Inc.	45,400	4,065,570
Hartford Financial Services Group, Inc.	272,200	11,179,254
Loews Corp.	113,800	4,763,668
Zurich Insurance Group AG	3,737	955,195
		84,353,570
Property & Casualty Insurance - 32.0%
Allied World Assurance Co. Holdings AG	175,700	7,126,392
Allstate Corp.	322,200	22,218,912
AmTrust Financial Services, Inc.	74,800	1,981,452
Arch Capital Group Ltd. (a)	75,000	6,070,500
Argo Group International Holdings, Ltd.	17,281	980,524
Aspen Insurance Holdings Ltd.	55,500	2,550,780
Assured Guaranty Ltd.	119,000	3,304,630
Axis Capital Holdings Ltd.	15,400	875,798
Beazley PLC	20,596	105,370
Chubb Ltd.	453,505	57,563,390
Employers Holdings, Inc.	800	24,376
esure Group PLC	174,900	620,109
First American Financial Corp.	71,400	3,076,626
FNF Group	124,400	4,688,636
FNFV Group (a)	21,299	274,544
Hanover Insurance Group, Inc.	45,400	3,550,280
Hiscox Ltd.	143,820	1,971,670
Markel Corp. (a)	9,300	8,659,323
MBIA, Inc. (a)	96,000	773,760
Mercury General Corp.	200	10,860
OneBeacon Insurance Group Ltd.	115,900	1,641,144
ProAssurance Corp.	60,800	3,345,216
Progressive Corp.	205,800	6,700,848
Selective Insurance Group, Inc.	23,900	953,610
The Travelers Companies, Inc.	237,700	28,217,367
W.R. Berkley Corp.	25,000	1,484,250
White Mountains Insurance Group Ltd.	260	214,245
XL Group Ltd.	292,300	10,005,429
		178,990,041
Reinsurance - 3.0%
Alleghany Corp. (a)	4,125	2,211,825
Everest Re Group Ltd.	3,200	618,816
Maiden Holdings Ltd.	700	9,667
Muenchener Rueckversicherungs AG	8,400	1,516,881
Reinsurance Group of America, Inc.	89,533	9,608,682
Third Point Reinsurance Ltd. (a)	46,300	602,826
Validus Holdings Ltd.	50,500	2,564,895
		17,133,592

TOTAL INSURANCE		507,588,201

TOTAL COMMON STOCKS
(Cost $405,012,222)		532,734,022

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.42% (c)	25,370,739	25,370,739
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	2,549,750	2,549,750
TOTAL MONEY MARKET FUNDS
(Cost $27,920,489)		27,920,489
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $432,932,711)		560,654,511
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(812,276)
NET ASSETS - 100%		$559,842,235

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,006
Fidelity Securities Lending Cash Central Fund	1,431
Total	$59,437

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$532,734,022	$531,217,141	$1,516,881	$--
Money Market Funds	27,920,489	27,920,489	--	--
Total Investments in Securities:	$560,654,511	$559,137,630	$1,516,881	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.7%
Switzerland	11.8%
Bermuda	5.7%
United Kingdom	3.7%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,470,762) — See accompanying schedule: Unaffiliated issuers (cost $405,012,222)	$532,734,022
Fidelity Central Funds (cost $27,920,489)	27,920,489
Total Investments (cost $432,932,711)		$560,654,511
Receivable for investments sold		35,217
Receivable for fund shares sold		946,175
Dividends receivable		1,244,093
Distributions receivable from Fidelity Central Funds		10,518
Prepaid expenses		4,440
Other receivables		724
Total assets		562,895,678
Liabilities
Payable for fund shares redeemed	130,988
Accrued management fee	250,277
Other affiliated payables	101,872
Other payables and accrued expenses	20,556
Collateral on securities loaned, at value	2,549,750
Total liabilities		3,053,443
Net Assets		$559,842,235
Net Assets consist of:
Paid in capital		$429,493,227
Undistributed net investment income		4,027,591
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,400,227)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,721,644
Net Assets, for 7,837,944 shares outstanding		$559,842,235
Net Asset Value, offering price and redemption price per share ($559,842,235 ÷ 7,837,944 shares)		$71.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$6,065,458
Income from Fidelity Central Funds		59,437
Total income		6,124,895
Expenses
Management fee	$1,440,852
Transfer agent fees	493,218
Accounting and security lending fees	100,645
Custodian fees and expenses	4,315
Independent trustees' fees and expenses	5,570
Registration fees	29,627
Audit	19,725
Legal	3,104
Miscellaneous	2,605
Total expenses before reductions	2,099,661
Expense reductions	(3,852)	2,095,809
Net investment income (loss)		4,029,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	852,303
Foreign currency transactions	5,811
Total net realized gain (loss)		858,114
Change in net unrealized appreciation (depreciation) on: Investment securities	67,515,960
Assets and liabilities in foreign currencies	(132)
Total change in net unrealized appreciation (depreciation)		67,515,828
Net gain (loss)		68,373,942
Net increase (decrease) in net assets resulting from operations		$72,403,028

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,029,086	$5,848,487
Net realized gain (loss)	858,114	16,002,493
Change in net unrealized appreciation (depreciation)	67,515,828	(40,489,080)
Net increase (decrease) in net assets resulting from operations	72,403,028	(18,638,100)
Distributions to shareholders from net investment income	(1,075,744)	(5,125,338)
Distributions to shareholders from net realized gain	(9,054,181)	(9,186,244)
Total distributions	(10,129,925)	(14,311,582)
Share transactions
Proceeds from sales of shares	91,583,571	203,320,374
Reinvestment of distributions	9,828,737	13,796,466
Cost of shares redeemed	(63,702,001)	(126,141,777)
Net increase (decrease) in net assets resulting from share transactions	37,710,307	90,975,063
Redemption fees	4,540	10,703
Total increase (decrease) in net assets	99,987,950	58,036,084
Net Assets
Beginning of period	459,854,285	401,818,201
End of period	$559,842,235	$459,854,285
Other Information
Undistributed net investment income end of period	$4,027,591	$1,074,249
Shares
Sold	1,348,405	2,959,417
Issued in reinvestment of distributions	146,414	208,292
Redeemed	(939,296)	(1,894,230)
Net increase (decrease)	555,523	1,273,479

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Insurance Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$63.15	$66.87	$66.08	$56.81	$47.56	$50.04
Income from Investment Operations
Net investment income (loss)B	.52	.89	.96	.75	.68	.43
Net realized and unrealized gain (loss)	9.12	(2.50)	7.13	13.75	10.06	(2.52)
Total from investment operations	9.64	(1.61)	8.09	14.50	10.74	(2.09)
Distributions from net investment income	(.14)	(.74)	(.96)	(.61)	(.52)	(.39)
Distributions from net realized gain	(1.21)	(1.37)	(6.34)	(4.62)	(.97)	–
Total distributions	(1.36)C	(2.11)	(7.30)	(5.23)	(1.49)	(.39)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$71.43	$63.15	$66.87	$66.08	$56.81	$47.56
Total ReturnE,F	15.40%	(2.54)%	13.01%	25.82%	22.91%	(4.13)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.80%	.81%	.83%	.87%	.89%
Expenses net of fee waivers, if any	.80%I	.80%	.81%	.83%	.87%	.89%
Expenses net of all reductions	.80%I	.80%	.81%	.82%	.85%	.88%
Net investment income (loss)	1.53%I	1.32%	1.44%	1.17%	1.35%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$559,842	$459,854	$401,818	$430,482	$307,071	$270,776
Portfolio turnover rateJ	9%I	25%	26%	126%	157%	153%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, Financial Services Portfolio, and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Financial Services Portfolio and Banking Portfolio. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) ADRs, futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Brokerage and Investment Management Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Banking Portfolio	$530,792,573	$98,378,383	$(9,445,161)	$88,933,222
Brokerage and Investment Management Portfolio	302,617,206	41,937,405	(13,863,553)	28,073,852
Consumer Finance Portfolio	76,288,750	19,587,457	(3,645,336)	15,942,121
Financial Services Portfolio	926,023,731	141,732,727	(12,062,724)	129,670,003
Insurance Portfolio	435,182,679	130,800,788	(5,328,956)	125,471,832

Due to large subscriptions in a prior period, $11,848,914 of capital losses that will be available to offset future capital gains of the Consumer Finance Portfolio will be limited to approximately $5,418,625 per year.

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to February 29, 2016. Loss deferrals were as follows:

Capital losses
Banking Portfolio	$(14,210,349)
Brokerage and Investment Management Portfolio	(6,431,788)
Financial Services Portfolio	(14,195,062)

Financial Services Portfolio elected to defer to its next fiscal year $1,045,568 of ordinary losses recognized during the period January 1, 2016 to February 29, 2016.

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	127,206,543	188,994,008
Brokerage and Investment Management Portfolio	166,142,548	168,767,243
Consumer Finance Portfolio	13,084,647	21,610,537
Financial Services Portfolio	356,931,541	450,001,547
Insurance Portfolio	52,709,327	21,267,964

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.25%	.55%
Brokerage and Investment Management Portfolio	.30%	.25%	.55%
Consumer Finance Portfolio	.30%	.25%	.55%
Financial Services Portfolio	.30%	.25%	.55%
Insurance Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.19%
Brokerage and Investment Management Portfolio	.20%
Consumer Finance Portfolio	.27%
Financial Services Portfolio	.17%
Insurance Portfolio	.19%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$5,679
Brokerage and Investment Management Portfolio	8,274
Consumer Finance Portfolio	900
Financial Services Portfolio	14,738
Insurance Portfolio	516

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Banking Portfolio	$847
Brokerage and Investment Management Portfolio	459
Consumer Finance Portfolio	127
Financial Services Portfolio	1,541
Insurance Portfolio	702

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Banking Portfolio	$14,644
Brokerage and Investment Management Portfolio	29,335
Consumer Finance Portfolio	55,470
Financial Services Portfolio	5,761
Insurance Portfolio	1,431

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Banking Portfolio	$34,896	$–
Brokerage and Investment Management Portfolio	10,830	142
Consumer Finance Portfolio	1,575	–
Financial Services Portfolio	41,878	6
Insurance Portfolio	2,053	30

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Banking Portfolio	$2,526
Brokerage and Investment Management Portfolio	1,481
Consumer Finance Portfolio	371
Financial Services Portfolio	4,508
Insurance Portfolio	1,769

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	Strategic Advisers Core Fund
Banking Portfolio	14%	22%	-
Financial Services Portfolio	12%	19%	33%
Insurance Portfolio	15%	16%	-

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

% of shares held
Banking Portfolio	43%
Financial Services Portfolio	68%
Insurance Portfolio	39%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Banking Portfolio	.79%
Actual		$1,000.00	$1,201.80	$4.38
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Brokerage and Investment Management Portfolio	.82%
Actual		$1,000.00	$1,129.00	$4.40
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Consumer Finance Portfolio	.94%
Actual		$1,000.00	$1,156.90	$5.11
Hypothetical-C		$1,000.00	$1,020.47	$4.79
Financial Services Portfolio	.76%
Actual		$1,000.00	$1,151.30	$4.12
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Insurance Portfolio	.80%
Actual		$1,000.00	$1,154.00	$4.34
Hypothetical-C		$1,000.00	$1,021.17	$4.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELFIN-SANN-1016
1.813666.111

Fidelity® Select Portfolios® Consumer Staples Sector Consumer Staples Portfolio Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	12.3	13.5
British American Tobacco PLC sponsored ADR	10.9	10.8
CVS Health Corp.	9.2	9.3
Kroger Co.	6.2	6.1
Walgreens Boots Alliance, Inc.	4.9	5.1
PepsiCo, Inc.	4.8	4.5
Reynolds American, Inc.	4.8	5.1
Altria Group, Inc.	4.1	4.1
Philip Morris International, Inc.	4.1	3.0
The Coca-Cola Co.	3.9	3.9
	65.2

Top Industries (% of fund's net assets)

As of August 31, 2016
Food & Staples Retailing	24.9%
Tobacco	24.2%
Beverages	17.0%
Household Products	16.2%
Food Products	11.1%
All Others*	6.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Food & Staples Retailing	25.2%
Tobacco	23.3%
Household Products	16.7%
Beverages	15.7%
Food Products	11.2%
All Others*	7.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Beverages - 16.9%
Brewers - 0.9%
Anheuser-Busch InBev SA NV	181,290	$22,492,964
China Resources Beer Holdings Co. Ltd.	4,118,000	9,501,995
		31,994,959
Distillers & Vintners - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	40,100	1,946,855
Kweichow Moutai Co. Ltd.	365,853	16,990,395
Pernod Ricard SA	299,800	34,410,986
Remy Cointreau SA (a)	171,276	14,945,827
		68,294,063
Soft Drinks - 14.0%
Britvic PLC	2,048,764	17,285,399
Coca-Cola Bottling Co. Consolidated	176,238	26,488,571
Coca-Cola Central Japan Co. Ltd.	330,000	5,804,862
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	73,129	5,446,648
Coca-Cola Icecek Sanayi A/S	654,162	8,175,228
Embotelladora Andina SA Series A sponsored ADR Series A	414,627	8,284,247
Monster Beverage Corp. (b)	733,004	112,801,986
PepsiCo, Inc.	1,580,618	168,730,972
The Coca-Cola Co.	3,114,118	135,246,145
		488,264,058

TOTAL BEVERAGES		588,553,080

Food & Staples Retailing - 24.9%
Drug Retail - 15.7%
CVS Health Corp.	3,443,203	321,595,160
Drogasil SA	439,700	8,126,253
Rite Aid Corp. (b)	6,334,100	47,695,773
Walgreens Boots Alliance, Inc.	2,104,224	169,831,919
		547,249,105
Food Distributors - 0.5%
Chefs' Warehouse Holdings (b)	940,145	10,360,398
United Natural Foods, Inc. (b)	117,281	5,348,014
		15,708,412
Food Retail - 7.0%
Kroger Co.	6,740,456	215,627,187
Sprouts Farmers Market LLC (b)	1,183,829	26,671,667
		242,298,854
Hypermarkets & Super Centers - 1.7%
Costco Wholesale Corp.	203,365	32,963,433
Wal-Mart Stores, Inc.	358,456	25,608,097
		58,571,530

TOTAL FOOD & STAPLES RETAILING		863,827,901

Food Products - 11.1%
Agricultural Products - 2.7%
Bunge Ltd.	1,367,253	87,367,467
SLC Agricola SA	1,290,200	5,781,368
		93,148,835
Packaged Foods & Meats - 8.4%
Amplify Snack Brands, Inc. (a)(b)	204,499	3,462,168
Blue Buffalo Pet Products, Inc. (a)(b)	628,576	16,204,689
Dean Foods Co.	555,370	9,557,918
Mead Johnson Nutrition Co. Class A	1,348,553	114,721,404
Mondelez International, Inc.	1,151,700	51,849,534
Nestle SA	247,604	19,732,262
The Hain Celestial Group, Inc. (b)	1,128,273	41,464,033
TreeHouse Foods, Inc. (b)	383,200	36,300,536
		293,292,544

TOTAL FOOD PRODUCTS		386,441,379

Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Diplomat Pharmacy, Inc. (a)(b)	168,648	5,276,996
Hotels, Restaurants & Leisure - 1.2%
Restaurants - 1.2%
ARAMARK Holdings Corp.	1,107,628	42,012,330
Household Products - 16.2%
Household Products - 16.2%
Colgate-Palmolive Co.	1,252,091	93,080,445
Kimberly-Clark Corp.	173,600	22,231,216
Procter & Gamble Co.	4,908,065	428,523,151
Spectrum Brands Holdings, Inc.	137,105	18,399,491
		562,234,303
Personal Products - 2.2%
Personal Products - 2.2%
Avon Products, Inc.	4,024,804	22,941,383
Estee Lauder Companies, Inc. Class A	315,539	28,155,545
Herbalife Ltd. (b)	283,310	17,211,083
L'Oreal SA	50,800	9,596,194
		77,904,205
Pharmaceuticals - 0.5%
Pharmaceuticals - 0.5%
Perrigo Co. PLC	186,349	16,955,896
Tobacco - 24.2%
Tobacco - 24.2%
Altria Group, Inc.	2,160,845	142,810,246
British American Tobacco PLC sponsored ADR	3,068,848	381,120,233
ITC Ltd.	2,730,105	10,598,405
Philip Morris International, Inc.	1,416,110	141,511,872
Reynolds American, Inc.	3,357,223	166,417,544
		842,458,300
TOTAL COMMON STOCKS
(Cost $2,580,608,279)		3,385,664,390

Nonconvertible Preferred Stocks - 0.1%
Beverages - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR
(Cost $2,103,197)	673,710	3,995,100

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.42% (c)	93,162,260	93,162,260
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	24,013,646	24,013,646
TOTAL MONEY MARKET FUNDS
(Cost $117,175,906)		117,175,906
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $2,699,887,382)		3,506,835,396
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(29,601,654)
NET ASSETS - 100%		$3,477,233,742

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181,900
Fidelity Securities Lending Cash Central Fund	328,000
Total	$509,900

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,385,664,390	$3,343,439,164	$42,225,226	$--
Nonconvertible Preferred Stocks	3,995,100	3,995,100	--	--
Money Market Funds	117,175,906	117,175,906	--	--
Total Investments in Securities:	$3,506,835,396	$3,464,610,170	$42,225,226	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.8%
United Kingdom	11.4%
Bermuda	2.5%
France	1.7%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,854,630) — See accompanying schedule: Unaffiliated issuers (cost $2,582,711,476)	$3,389,659,490
Fidelity Central Funds (cost $117,175,906)	117,175,906
Total Investments (cost $2,699,887,382)		$3,506,835,396
Receivable for investments sold		13,368,905
Receivable for fund shares sold		4,161,064
Dividends receivable		9,119,886
Distributions receivable from Fidelity Central Funds		59,164
Prepaid expenses		29,132
Other receivables		108,590
Total assets		3,533,682,137
Liabilities
Payable to custodian bank	$50
Payable for investments purchased	20,637,370
Payable for fund shares redeemed	8,397,245
Accrued management fee	1,606,832
Distribution and service plan fees payable	436,443
Other affiliated payables	615,313
Other payables and accrued expenses	741,496
Collateral on securities loaned, at value	24,013,646
Total liabilities		56,448,395
Net Assets		$3,477,233,742
Net Assets consist of:
Paid in capital		$2,629,351,606
Undistributed net investment income		32,592,288
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,982,355
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		806,307,493
Net Assets		$3,477,233,742
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($579,390,227 ÷ 6,006,283 shares)		$96.46
Maximum offering price per share (100/94.25 of $96.46)		$102.34
Class T:
Net Asset Value and redemption price per share ($91,048,475 ÷ 951,967 shares)		$95.64
Maximum offering price per share (100/96.50 of $95.64)		$99.11
Class C:
Net Asset Value and offering price per share ($331,914,619 ÷ 3,529,794 shares)(a)		$94.03
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($2,145,712,551 ÷ 22,046,197 shares)		$97.33
Class I:
Net Asset Value, offering price and redemption price per share ($329,167,870 ÷ 3,387,695 shares)		$97.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$47,680,618
Income from Fidelity Central Funds		509,900
Total income		48,190,518
Expenses
Management fee	$9,258,147
Transfer agent fees	3,065,813
Distribution and service plan fees	2,414,521
Accounting and security lending fees	497,273
Custodian fees and expenses	43,025
Independent trustees' fees and expenses	35,912
Registration fees	147,391
Audit	28,554
Legal	19,752
Miscellaneous	19,657
Total expenses before reductions	15,530,045
Expense reductions	(79,357)	15,450,688
Net investment income (loss)		32,739,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,427,029
Foreign currency transactions	15,693
Total net realized gain (loss)		22,442,722
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $611,314)	202,683,121
Assets and liabilities in foreign currencies	19,014
Total change in net unrealized appreciation (depreciation)		202,702,135
Net gain (loss)		225,144,857
Net increase (decrease) in net assets resulting from operations		$257,884,687

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,739,830	$45,297,947
Net realized gain (loss)	22,442,722	141,211,479
Change in net unrealized appreciation (depreciation)	202,702,135	(292,128,539)
Net increase (decrease) in net assets resulting from operations	257,884,687	(105,619,113)
Distributions to shareholders from net investment income	(4,774,262)	(42,428,021)
Distributions to shareholders from net realized gain	(20,326,593)	(202,474,580)
Total distributions	(25,100,855)	(244,902,601)
Share transactions - net increase (decrease)	183,345,340	299,448,347
Redemption fees	28,519	52,041
Total increase (decrease) in net assets	416,157,691	(51,021,326)
Net Assets
Beginning of period	3,061,076,051	3,112,097,377
End of period	$3,477,233,742	$3,061,076,051
Other Information
Undistributed net investment income end of period	$32,592,288	$4,626,720

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$89.78	$101.33	$87.93	$85.67	$74.90	$67.65
Income from Investment Operations
Net investment income (loss)B	.87	1.34	1.37	1.43	1.26	1.22
Net realized and unrealized gain (loss)	6.52	(4.86)	17.28	7.51	11.73	8.73
Total from investment operations	7.39	(3.52)	18.65	8.94	12.99	9.95
Distributions from net investment income	(.12)	(1.31)	(1.28)	(1.44)	(1.08)	(1.06)
Distributions from net realized gain	(.59)	(6.72)	(3.98)	(5.24)	(1.14)	(1.64)
Total distributions	(.71)	(8.03)	(5.25)C	(6.68)	(2.22)	(2.70)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$96.46	$89.78	$101.33	$87.93	$85.67	$74.90
Total ReturnE,F,G	8.25%	(3.51)%	21.95%	10.53%	17.60%	15.00%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.05%J	1.04%	1.05%	1.06%	1.08%	1.10%
Expenses net of fee waivers, if any	1.04%J	1.04%	1.05%	1.06%	1.08%	1.10%
Expenses net of all reductions	1.04%J	1.04%	1.05%	1.06%	1.08%	1.09%
Net investment income (loss)	1.82%J	1.45%	1.45%	1.61%	1.58%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$579,390	$470,249	$414,151	$329,459	$277,329	$205,851
Portfolio turnover rateK	35%J	63%	42%L	31%	28%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.25 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $3.976 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class T

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$89.10	$100.61	$87.37	$85.18	$74.49	$67.30
Income from Investment Operations
Net investment income (loss)B	.73	1.08	1.10	1.18	1.03	1.01
Net realized and unrealized gain (loss)	6.49	(4.83)	17.15	7.46	11.68	8.68
Total from investment operations	7.22	(3.75)	18.25	8.64	12.71	9.69
Distributions from net investment income	(.08)	(1.04)	(1.04)	(1.21)	(.88)	(.86)
Distributions from net realized gain	(.59)	(6.72)	(3.98)	(5.24)	(1.14)	(1.64)
Total distributions	(.68)C	(7.76)	(5.01)D	(6.45)	(2.02)	(2.50)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$95.64	$89.10	$100.61	$87.37	$85.18	$74.49
Total ReturnF,G,H	8.12%	(3.78)%	21.60%	10.23%	17.29%	14.67%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.32%K	1.32%	1.32%	1.33%	1.36%	1.38%
Expenses net of fee waivers, if any	1.32%K	1.32%	1.32%	1.33%	1.36%	1.38%
Expenses net of all reductions	1.32%K	1.31%	1.32%	1.33%	1.35%	1.38%
Net investment income (loss)	1.54%K	1.17%	1.18%	1.34%	1.30%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$91,048	$76,586	$81,489	$61,421	$52,024	$39,047
Portfolio turnover rateL	35%K	63%	42%M	31%	28%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $0.084 and distributions from net realized gain of $0.592 per share.

 D Total distributions of $5.01 per share is comprised of distributions from net investment income of $1.036 and distributions from net realized gain of $3.976 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$87.77	$99.27	$86.32	$84.28	$73.75	$66.71
Income from Investment Operations
Net investment income (loss)B	.50	.63	.65	.75	.65	.68
Net realized and unrealized gain (loss)	6.38	(4.75)	16.93	7.36	11.55	8.59
Total from investment operations	6.88	(4.12)	17.58	8.11	12.20	9.27
Distributions from net investment income	(.02)	(.65)	(.65)	(.84)	(.53)	(.59)
Distributions from net realized gain	(.59)	(6.72)	(3.98)	(5.24)	(1.14)	(1.64)
Total distributions	(.62)C	(7.38)D	(4.63)	(6.07)E	(1.67)	(2.23)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$94.03	$87.77	$99.27	$86.32	$84.28	$73.75
Total ReturnG,H,I	7.85%	(4.23)%	21.03%	9.70%	16.73%	14.14%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.80%L	1.80%	1.80%	1.82%	1.83%	1.85%
Expenses net of fee waivers, if any	1.80%L	1.80%	1.80%	1.82%	1.83%	1.85%
Expenses net of all reductions	1.79%L	1.79%	1.80%	1.81%	1.82%	1.84%
Net investment income (loss)	1.06%L	.69%	.70%	.85%	.83%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$331,915	$250,576	$228,151	$164,669	$134,966	$102,321
Portfolio turnover rateM	35%L	63%	42%N	31%	28%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $0.592 per share.

 D Total distributions of $7.38 per share is comprised of distributions from net investment income of $.651 and distributions from net realized gain of $6.724 per share.

 E Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$90.48	$102.03	$88.51	$86.17	$75.29	$67.98
Income from Investment Operations
Net investment income (loss)B	1.01	1.61	1.64	1.69	1.48	1.42
Net realized and unrealized gain (loss)	6.59	(4.89)	17.40	7.55	11.82	8.76
Total from investment operations	7.60	(3.28)	19.04	9.24	13.30	10.18
Distributions from net investment income	(.16)	(1.55)	(1.54)	(1.66)	(1.28)	(1.24)
Distributions from net realized gain	(.59)	(6.72)	(3.98)	(5.24)	(1.14)	(1.64)
Total distributions	(.75)	(8.27)	(5.52)	(6.90)	(2.42)	(2.87)C
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$97.33	$90.48	$102.03	$88.51	$86.17	$75.29
Total ReturnE,F	8.42%	(3.25)%	22.27%	10.82%	17.94%	15.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.77%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.77%I	.77%	.77%	.79%	.81%	.83%
Expenses net of all reductions	.76%I	.76%	.77%	.79%	.80%	.82%
Net investment income (loss)	2.09%I	1.72%	1.73%	1.88%	1.85%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,145,713	$2,039,983	$2,173,970	$1,328,594	$1,425,055	$1,202,440
Portfolio turnover rateJ	35%I	63%	42%K	31%	28%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Net asset value, beginning of period	$90.34	$101.91	$88.33	$85.92	$75.14	$67.84
Income from Investment Operations
Net investment income (loss)B	1.00	1.60	1.59	1.66	1.45	1.39
Net realized and unrealized gain (loss)	6.58	(4.89)	17.40	7.53	11.79	8.73
Total from investment operations	7.58	(3.29)	18.99	9.19	13.24	10.12
Distributions from net investment income	(.16)	(1.55)	(1.44)	(1.54)	(1.32)	(1.19)
Distributions from net realized gain	(.59)	(6.72)	(3.98)	(5.24)	(1.14)	(1.64)
Total distributions	(.75)	(8.28)C	(5.41)D	(6.78)	(2.46)	(2.82)E
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$97.17	$90.34	$101.91	$88.33	$85.92	$75.14
Total ReturnG,H	8.41%	(3.26)%	22.26%	10.80%	17.90%	15.24%
Ratios to Average Net AssetsI,J
Expenses before reductions	.79%K	.78%	.80%	.82%	.85%	.87%
Expenses net of fee waivers, if any	.79%K	.77%	.80%	.82%	.85%	.87%
Expenses net of all reductions	.78%K	.77%	.80%	.82%	.84%	.87%
Net investment income (loss)	2.08%K	1.71%	1.70%	1.85%	1.81%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$329,168	$216,836	$198,538	$154,271	$378,731	$163,544
Portfolio turnover rateL	35%K	63%	42%M	31%	28%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $8.28 per share is comprised of distributions from net investment income of $1.553 and distributions from net realized gain of $6.724 per share.

 D Total distributions of $5.41 per share is comprised of distributions from net investment income of $1.436 and distributions from net realized gain of $3.976 per share.

 E Total distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$846,352,569
Gross unrealized depreciation	(46,916,403)
Net unrealized appreciation (depreciation) on securities	$799,436,166
Tax cost	$2,707,399,230

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $780,299,633 and $562,795,877, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$676,472	$–
Class T	.25%	.25%	219,341	–
Class B	.75%	.25%	18,669	14,002
Class C	.75%	.25%	1,500,039	367,436
			$2,414,521	$381,438

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$318,088
Class T	37,827
Class B(a)	19
Class C(a)	20,725
$376,659

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$540,630.20
Class T	99,482.23
Class B	4,085.22
Class C	301,499.20
Consumer Staples	1,849,032.17
Class I	271,085.19
	$3,065,813

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,823 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,459 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $328,000.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $69,265 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,092.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Class A	$662,433	$5,892,374
Class T	76,221	832,225
Class B	–	21,356
Class C	72,634	1,681,417
Consumer Staples	3,530,083	30,907,531
Class I	432,891	3,093,118
Total	$4,774,262	$42,428,021
From net realized gain
Class A	$3,214,052	$29,492,766
Class T	537,178	5,430,950
Class B	38,559	809,700
Class C	1,791,659	16,753,262
Consumer Staples	13,143,451	136,504,977
Class I	1,601,694	13,482,925
Total	$20,326,593	$202,474,580

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Class A
Shares sold	1,460,721	1,973,363	$139,069,553	$181,606,150
Reinvestment of distributions	39,859	372,764	3,757,823	34,290,264
Shares redeemed	(732,273)	(1,195,463)	(69,822,845)	(110,798,612)
Net increase (decrease)	768,307	1,150,664	$73,004,531	$105,097,802
Class T
Shares sold	178,326	197,944	$16,818,248	$18,205,532
Reinvestment of distributions	6,349	66,110	594,120	6,055,600
Shares redeemed	(92,220)	(214,470)	(8,763,630)	(19,884,944)
Net increase (decrease)	92,455	49,584	$8,648,738	$4,376,188
Class B
Shares sold	1,629	4,002	$151,958	$364,996
Reinvestment of distributions	379	8,400	35,399	777,774
Shares redeemed	(78,913)	(93,279)	(7,397,851)	(8,496,255)
Net increase (decrease)	(76,905)	(80,877)	$(7,210,494)	$(7,353,485)
Class C
Shares sold	932,506	926,964	$86,793,689	$84,032,895
Reinvestment of distributions	18,115	181,545	1,669,464	16,369,686
Shares redeemed	(275,905)	(551,638)	(25,739,940)	(49,873,026)
Net increase (decrease)	674,716	556,871	$62,723,213	$50,529,555
Consumer Staples
Shares sold	2,983,524	5,277,258	$286,438,383	$487,809,315
Reinvestment of distributions	168,251	1,736,133	15,988,885	161,200,153
Shares redeemed	(3,650,762)	(5,774,399)	(350,656,267)	(543,103,364)
Net increase (decrease)	(498,987)	1,238,992	$(48,228,999)	$105,906,104
Class I
Shares sold	1,493,110	1,318,941	$143,318,329	$121,982,188
Reinvestment of distributions	18,007	148,325	1,708,519	13,734,363
Shares redeemed	(523,551)	(1,015,396)	(50,618,497)	(94,824,368)
Net increase (decrease)	987,566	451,870	$94,408,351	$40,892,183

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	1.04%
Actual		$1,000.00	$1,082.50	$5.46
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Class T	1.32%
Actual		$1,000.00	$1,081.20	$6.92
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.80%
Actual		$1,000.00	$1,078.50	$9.43
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Consumer Staples	.77%
Actual		$1,000.00	$1,084.20	$4.05
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class I	.79%
Actual		$1,000.00	$1,084.10	$4.15
Hypothetical-C		$1,000.00	$1,021.22	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCS-SANN-1016
1.846045.109

Fidelity® Select Portfolios® Telecommunications Services Sector Telecommunications Portfolio Wireless Portfolio Semi-Annual Report August 31, 2016

Contents

Telecommunications Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Wireless Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	22.5	22.2
Verizon Communications, Inc.	14.5	12.5
T-Mobile U.S., Inc.	5.8	4.7
SBA Communications Corp. Class A	5.4	3.9
Level 3 Communications, Inc.	4.5	4.3
Sprint Corp.	3.4	1.5
CenturyLink, Inc.	2.8	4.4
Frontier Communications Corp.	2.6	2.4
American Tower Corp.	2.6	6.2
Telephone & Data Systems, Inc.	2.5	2.8
	66.6

Top Industries (% of fund's net assets)

As of August 31, 2016
Diversified Telecommunication Services	71.7%
Wireless Telecommunication Services	16.0%
Media	8.3%
Real Estate Investment Trusts	2.6%
Internet Software & Services	0.8%
All Others*	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Diversified Telecommunication Services	69.1%
Wireless Telecommunication Services	12.4%
Media	7.8%
Real Estate Investment Trusts	7.2%
Communications Equipment	1.4%
All Others*	2.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Telecommunications Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Communications Equipment - 0.3%
Communications Equipment - 0.3%
NetScout Systems, Inc. (a)	97,700	$2,889,966
Diversified Financial Services - 0.5%
Other Diversified Financial Services - 0.5%
Broadcom Ltd.	28,700	5,063,254
Diversified Telecommunication Services - 71.0%
Alternative Carriers - 15.3%
Cogent Communications Group, Inc.	663,618	23,584,984
Globalstar, Inc. (a)(b)	3,150,322	4,914,502
Iliad SA	17,226	3,551,845
Inteliquent, Inc.	157,163	2,615,192
Iridium Communications, Inc. (a)(b)	1,616,514	13,465,562
Level 3 Communications, Inc. (a)	897,567	44,546,250
Lumos Networks Corp. (a)(c)	1,745,378	23,998,948
Vonage Holdings Corp. (a)	2,425,471	14,091,987
Zayo Group Holdings, Inc. (a)	745,100	21,615,351
		152,384,621
Integrated Telecommunication Services - 55.7%
AT&T, Inc.	5,469,320	223,585,799
Atlantic Tele-Network, Inc.	234,700	15,335,298
CenturyLink, Inc.	995,178	27,665,948
Cincinnati Bell, Inc. (a)	3,338,014	13,952,899
Consolidated Communications Holdings, Inc.	333,691	8,025,269
FairPoint Communications, Inc. (a)	446,700	6,226,998
Frontier Communications Corp. (b)	5,595,383	25,738,762
General Communications, Inc. Class A (a)	552,964	7,686,200
IDT Corp. Class B	98,181	1,461,915
Nippon Telegraph & Telephone Corp.	219,400	9,646,814
SBA Communications Corp. Class A (a)	470,256	53,679,722
Spark New Zealand Ltd.	2,288,959	6,319,605
Verizon Communications, Inc.	2,761,697	144,519,604
Windstream Holdings, Inc. (b)	1,312,309	11,167,750
		555,012,583

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		707,397,204

Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Gogo, Inc. (a)(b)	649,400	7,942,162
Media - 7.2%
Cable & Satellite - 6.6%
Altice NV Class A (a)(b)	450,491	7,499,815
Charter Communications, Inc. Class A (a)	57,175	14,705,982
Comcast Corp. Class A	117,800	7,687,628
DISH Network Corp. Class A (a)	257,900	12,954,317
Liberty Global PLC:
Class C (a)	313,036	9,650,900
LiLAC Class C (a)	10,934	312,275
Megacable Holdings S.A.B. de CV unit	1,039,600	4,000,492
NOS SGPS SA	1,268,600	8,595,074
		65,406,483
Movies & Entertainment - 0.6%
Twenty-First Century Fox, Inc. Class A	266,700	6,544,818

TOTAL MEDIA		71,951,301

Real Estate Investment Trusts - 2.6%
Specialized REITs - 2.6%
American Tower Corp.	222,890	25,271,268
Software - 0.2%
Application Software - 0.2%
8x8, Inc. (a)	175,386	2,327,372
Wireless Telecommunication Services - 16.0%
Wireless Telecommunication Services - 16.0%
KDDI Corp.	430,100	12,573,815
Leap Wireless International, Inc. rights (a)	400	1,312
Millicom International Cellular SA	48,100	2,465,125
Shenandoah Telecommunications Co.	304,067	7,820,603
Sprint Corp. (a)(b)	5,454,585	33,709,335
T-Mobile U.S., Inc. (a)	1,239,997	57,461,461
Telephone & Data Systems, Inc.	895,764	24,964,943
U.S. Cellular Corp. (a)	82,600	3,074,372
Vodafone Group PLC	5,635,500	17,005,990
		159,076,956
TOTAL COMMON STOCKS
(Cost $851,020,034)		981,919,483

Nonconvertible Preferred Stocks - 0.7%
Diversified Telecommunication Services - 0.7%
Integrated Telecommunication Services - 0.7%
Telecom Italia SpA (Risparmio Shares)
(Cost $6,196,225)	9,712,500	7,117,812
	Principal Amount	Value

Convertible Bonds - 1.1%
Media - 1.1%
Cable & Satellite - 1.1%
DISH Network Corp. 3.375% 8/15/26(d)
(Cost $10,650,000)	$10,650,000	11,109,281
	Shares	Value

Money Market Funds - 8.4%
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)
(Cost $83,309,448)	83,309,448	83,309,448
TOTAL INVESTMENT PORTFOLIO - 108.8%
(Cost $951,175,707)		1,083,456,024
NET OTHER ASSETS (LIABILITIES) - (8.8)%		(87,429,441)
NET ASSETS - 100%		$996,026,583

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,109,281 or 1.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,149
Fidelity Securities Lending Cash Central Fund	384,005
Total	$421,154

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Lumos Networks Corp.	$11,351,399	$10,058,899	$--	$--	$23,998,948
Total	$11,351,399	$10,058,899	$--	$--	$23,998,948

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$981,919,483	$942,691,552	$39,226,619	$1,312
Nonconvertible Preferred Stocks	7,117,812	7,117,812	--	--
Convertible Bonds	11,109,281	--	11,109,281	--
Money Market Funds	83,309,448	83,309,448	--	--
Total Investments in Securities:	$1,083,456,024	$1,033,118,812	$50,335,900	$1,312

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $79,882,153) — See accompanying schedule: Unaffiliated issuers (cost $846,806,211)	$976,147,628
Fidelity Central Funds (cost $83,309,448)	83,309,448
Other affiliated issuers (cost $21,060,048)	23,998,948
Total Investments (cost $951,175,707)		$1,083,456,024
Receivable for investments sold		16,084,408
Receivable for fund shares sold		1,932,922
Dividends receivable		871,309
Interest receivable		22,964
Distributions receivable from Fidelity Central Funds		76,852
Prepaid expenses		8,703
Other receivables		34,892
Total assets		1,102,488,074
Liabilities
Payable to custodian bank	$98,435
Payable for investments purchased	3,173,588
Payable for fund shares redeemed	7,008,306
Accrued management fee	475,853
Distribution and service plan fees payable	21,612
Notes payable to affiliates	12,165,000
Other affiliated payables	182,928
Other payables and accrued expenses	26,321
Collateral on securities loaned, at value	83,309,448
Total liabilities		106,461,491
Net Assets		$996,026,583
Net Assets consist of:
Paid in capital		$836,016,624
Undistributed net investment income		8,444,548
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,288,545
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		132,276,866
Net Assets		$996,026,583
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,328,580 ÷ 507,433 shares)		$69.62
Maximum offering price per share (100/94.25 of $69.62)		$73.87
Class T:
Net Asset Value and redemption price per share ($7,646,326 ÷ 110,533 shares)		$69.18
Maximum offering price per share (100/96.50 of $69.18)		$71.69
Class C:
Net Asset Value and offering price per share ($13,022,607 ÷ 188,196 shares)(a)		$69.20
Telecommunications:
Net Asset Value, offering price and redemption price per share ($916,907,437 ÷ 13,094,203 shares)		$70.02
Class I:
Net Asset Value, offering price and redemption price per share ($23,121,633 ÷ 330,910 shares)		$69.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$11,816,465
Interest		22,820
Income from Fidelity Central Funds		421,154
Total income		12,260,439
Expenses
Management fee	$2,581,794
Transfer agent fees	868,800
Distribution and service plan fees	112,481
Accounting and security lending fees	163,627
Custodian fees and expenses	19,223
Independent trustees' fees and expenses	9,617
Registration fees	79,243
Audit	33,551
Legal	4,398
Interest	185
Miscellaneous	3,097
Total expenses before reductions	3,876,016
Expense reductions	(92,642)	3,783,374
Net investment income (loss)		8,477,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,715,965
Foreign currency transactions	35,109
Total net realized gain (loss)		29,751,074
Change in net unrealized appreciation (depreciation) on: Investment securities	58,577,746
Assets and liabilities in foreign currencies	102
Total change in net unrealized appreciation (depreciation)		58,577,848
Net gain (loss)		88,328,922
Net increase (decrease) in net assets resulting from operations		$96,805,987

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,477,065	$7,986,783
Net realized gain (loss)	29,751,074	(87,999)
Change in net unrealized appreciation (depreciation)	58,577,848	9,807,560
Net increase (decrease) in net assets resulting from operations	96,805,987	17,706,344
Distributions to shareholders from net investment income	(1,578,455)	(6,674,056)
Distributions to shareholders from net realized gain	–	(4,168,398)
Total distributions	(1,578,455)	(10,842,454)
Share transactions - net increase (decrease)	175,653,103	345,924,755
Redemption fees	36,967	10,972
Total increase (decrease) in net assets	270,917,602	352,799,617
Net Assets
Beginning of period	725,108,981	372,309,364
End of period	$996,026,583	$725,108,981
Other Information
Undistributed net investment income end of period	$8,444,548	$1,545,938

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$62.32	$63.26	$58.71	$51.58	$46.12	$46.93
Income from Investment Operations
Net investment income (loss)B	.50	.81	.76	1.76C	.99	.56
Net realized and unrealized gain (loss)	6.91	(.76)D	5.83	6.48	5.43	(.86)
Total from investment operations	7.41	.05	6.59	8.24	6.42	(.30)
Distributions from net investment income	(.11)	(.54)	(2.04)	(1.11)	(.96)	(.51)
Distributions from net realized gain	–	(.45)	–	(.01)	–	–
Total distributions	(.11)	(.99)	(2.04)	(1.11)E	(.96)	(.51)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$69.62	$62.32	$63.26	$58.71	$51.58	$46.12
Total ReturnG,H,I	11.89%	.16%	11.54%	16.00%	13.97%	(.54)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.14%L	1.15%	1.15%	1.18%	1.18%	1.20%
Expenses net of fee waivers, if any	1.14%L	1.15%	1.15%	1.18%	1.18%	1.20%
Expenses net of all reductions	1.12%L	1.15%	1.15%	1.15%	1.17%	1.18%
Net investment income (loss)	1.49%L	1.33%	1.26%	3.08%C	2.01%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$35,329	$13,032	$11,052	$7,712	$6,449	$4,677
Portfolio turnover rateM	76%L	51%	94%N	111%	76%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class T

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$61.95	$63.04	$58.50	$51.41	$46.01	$46.81
Income from Investment Operations
Net investment income (loss)B	.39	.61	.57	1.59C	.85	.42
Net realized and unrealized gain (loss)	6.87	(.76)D	5.81	6.44	5.39	(.84)
Total from investment operations	7.26	(.15)	6.38	8.03	6.24	(.42)
Distributions from net investment income	(.03)	(.49)	(1.84)	(.94)	(.84)	(.38)
Distributions from net realized gain	–	(.45)	–	(.01)	–	–
Total distributions	(.03)	(.94)	(1.84)	(.94)E	(.84)	(.38)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$69.18	$61.95	$63.04	$58.50	$51.41	$46.01
Total ReturnG,H,I	11.72%	(.16)%	11.19%	15.64%	13.61%	(.82)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.46%L	1.47%	1.47%	1.48%	1.48%	1.49%
Expenses net of fee waivers, if any	1.46%L	1.47%	1.47%	1.48%	1.48%	1.49%
Expenses net of all reductions	1.44%L	1.46%	1.46%	1.45%	1.46%	1.47%
Net investment income (loss)	1.16%L	1.01%	.94%	2.78%C	1.72%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$7,646	$8,280	$5,095	$4,344	$4,237	$2,702
Portfolio turnover rateM	76%L	51%	94%N	111%	76%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$62.10	$63.04	$58.54	$51.47	$46.02	$46.89
Income from Investment Operations
Net investment income (loss)B	.25	.36	.34	1.36C	.63	.22
Net realized and unrealized gain (loss)	6.88	(.75)D	5.80	6.46	5.41	(.84)
Total from investment operations	7.13	(.39)	6.14	7.82	6.04	(.62)
Distributions from net investment income	(.03)	(.10)	(1.64)	(.74)	(.59)	(.25)
Distributions from net realized gain	–	(.45)	–	(.01)	–	–
Total distributions	(.03)	(.55)	(1.64)	(.75)	(.59)	(.25)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$69.20	$62.10	$63.04	$58.54	$51.47	$46.02
Total ReturnF,G,H	11.49%	(.57)%	10.75%	15.20%	13.14%	(1.27)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.88%K	1.89%	1.85%	1.88%	1.90%	1.93%
Expenses net of fee waivers, if any	1.88%K	1.89%	1.85%	1.88%	1.90%	1.93%
Expenses net of all reductions	1.86%K	1.88%	1.85%	1.85%	1.89%	1.91%
Net investment income (loss)	.75%K	.60%	.56%	2.38%C	1.29%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$13,023	$7,735	$7,074	$5,523	$4,353	$3,514
Portfolio turnover rateL	76%K	51%	94%M	111%	76%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$62.58	$63.54	$58.94	$51.75	$46.26	$47.07
Income from Investment Operations
Net investment income (loss)B	.62	1.02	.96	1.96C	1.15	.70
Net realized and unrealized gain (loss)	6.94	(.77)D	5.85	6.51	5.43	(.86)
Total from investment operations	7.56	.25	6.81	8.47	6.58	(.16)
Distributions from net investment income	(.12)	(.76)	(2.21)	(1.28)	(1.09)	(.65)
Distributions from net realized gain	–	(.45)	–	(.01)	–	–
Total distributions	(.12)	(1.21)	(2.21)	(1.28)E	(1.09)	(.65)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$70.02	$62.58	$63.54	$58.94	$51.75	$46.26
Total ReturnG,H	12.09%	.49%	11.90%	16.40%	14.30%	(.23)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.79%K	.82%	.83%	.85%	.87%	.90%
Expenses net of fee waivers, if any	.79%K	.81%	.83%	.85%	.87%	.90%
Expenses net of all reductions	.78%K	.81%	.82%	.82%	.85%	.88%
Net investment income (loss)	1.83%K	1.67%	1.58%	3.41%C	2.33%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$916,907	$689,600	$346,174	$343,548	$377,841	$342,262
Portfolio turnover rateL	76%K	51%	94%M	111%	76%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.76%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $ 1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$62.46	$63.38	$58.80	$51.65	$46.20	$47.02
Income from Investment Operations
Net investment income (loss)B	.62	1.02	.94	1.93C	1.17	.70
Net realized and unrealized gain (loss)	6.92	(.76)D	5.83	6.48	5.42	(.88)
Total from investment operations	7.54	.26	6.77	8.41	6.59	(.18)
Distributions from net investment income	(.13)	(.73)	(2.19)	(1.25)	(1.14)	(.64)
Distributions from net realized gain	–	(.45)	–	(.01)	–	–
Total distributions	(.13)	(1.18)	(2.19)	(1.26)	(1.14)	(.64)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$69.87	$62.46	$63.38	$58.80	$51.65	$46.20
Total ReturnF,G	12.08%	.51%	11.85%	16.30%	14.33%	(.26)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.82%	.86%	.91%	.85%	.89%
Expenses net of fee waivers, if any	.80%J	.82%	.86%	.91%	.85%	.89%
Expenses net of all reductions	.78%J	.81%	.85%	.88%	.83%	.87%
Net investment income (loss)	1.83%J	1.67%	1.55%	3.35%C	2.35%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$23,122	$6,197	$2,505	$1,604	$2,641	$1,022
Portfolio turnover rateK	76%J	51%	94%L	111%	76%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$144,729,496
Gross unrealized depreciation	(17,095,406)
Net unrealized appreciation (depreciation) on securities	$127,634,090
Tax cost	$955,821,934

The Fund elected to defer to its next fiscal year approximately $4,784,105 of capital losses recognized during the period November 1, 2015 to February 29, 2016.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $546,244,332 and $348,450,313, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$35,215	$–
Class T	.25%	.25%	22,042	–
Class B	.75%	.25%	731	550
Class C	.75%	.25%	54,493	13,199
			$112,481	$13,749

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,307
Class T	2,073
Class B(a)	1
Class C(a)	736
$29,117

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$38,902.28
Class T	15,252.35
Class B	182.16
Class C	14,306.26
Telecommunications	787,262.18
Class I	12,896.18
	$868,800

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,713 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,165,000.55%		$185

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,130 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $384,005.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $90,618 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of the fund-level operating expenses in the amount of $2,024.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Class A	$38,891	$101,836
Class T	3,673	64,003
Class B	–	172
Class C	4,870	12,147
Telecommunications	1,513,916	6,462,442
Class I	17,105	33,456
Total	$1,578,455	$6,674,056
From net realized gain
Class A	$–	$85,263
Class T	–	59,140
Class B	–	2,151
Class C	–	53,589
Telecommunications	–	3,948,074
Class I	–	20,181
Total	$–	$4,168,398

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Class A
Shares sold	362,269	91,221	$24,211,691	$5,573,645
Reinvestment of distributions	541	3,029	35,763	178,902
Shares redeemed	(64,489)	(59,841)	(4,423,794)	(3,630,540)
Net increase (decrease)	298,321	34,409	$19,823,660	$2,122,007
Class T
Shares sold	60,828	70,704	$3,982,321	$4,245,232
Reinvestment of distributions	55	2,087	3,601	122,479
Shares redeemed	(83,993)	(19,976)	(5,623,267)	(1,205,139)
Net increase (decrease)	(23,110)	52,815	$(1,637,345)	$3,162,572
Class B
Shares sold	975	129	$64,042	$7,453
Reinvestment of distributions	–	39	–	2,323
Shares redeemed	(5,216)	(2,377)	(349,278)	(146,261)
Net increase (decrease)	(4,241)	(2,209)	$(285,236)	$(136,485)
Class C
Shares sold	86,760	48,243	$5,854,023	$2,966,823
Reinvestment of distributions	59	861	3,906	50,662
Shares redeemed	(23,181)	(36,747)	(1,580,286)	(2,199,789)
Net increase (decrease)	63,638	12,357	$4,277,643	$817,696
Telecommunications
Shares sold	4,303,478	6,996,236	$290,576,060	$423,896,658
Reinvestment of distributions	22,245	169,238	1,477,960	10,035,177
Shares redeemed	(2,250,545)	(1,594,679)	(154,622,818)	(97,516,561)
Net increase (decrease)	2,075,178	5,570,795	$137,431,202	$336,415,274
Class I
Shares sold	345,881	91,633	$23,696,175	$5,507,038
Reinvestment of distributions	166	779	10,996	46,233
Shares redeemed	(114,358)	(32,720)	(7,663,992)	(2,009,580)
Net increase (decrease)	231,689	59,692	$16,043,179	$3,543,691

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 50% Portfolio and Fidelity VIP FundsManager 60% Portfolio were the owners of record of approximately 11% and 14%, respectively of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 36% of the total outstanding shares of the Fund.

Wireless Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	24.7	14.5
AT&T, Inc.	8.8	4.9
Vodafone Group PLC sponsored ADR	7.6	4.7
American Tower Corp.	7.0	7.7
Qualcomm, Inc.	5.0	6.2
BT Group PLC sponsored ADR	3.5	4.7
NXP Semiconductors NV	2.9	3.5
T-Mobile U.S., Inc.	2.7	3.1
Altice NV Class B	2.5	1.6
Orange SA	2.3	3.1
	67.0

Top Industries (% of fund's net assets)

As of August 31, 2016
Diversified Telecommunication Services	26.5%
Technology Hardware, Storage & Peripherals	24.7%
Wireless Telecommunication Services	14.9%
Semiconductors & Semiconductor Equipment	13.3%
Real Estate Investment Trusts	7.0%
All Others*	13.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Diversified Telecommunication Services	27.1%
Technology Hardware, Storage & Peripherals	14.9%
Wireless Telecommunication Services	14.1%
Real Estate Investment Trusts	11.4%
Communications Equipment	11.2%
All Others*	21.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Wireless Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Communications Equipment - 4.2%
Communications Equipment - 4.2%
CommScope Holding Co., Inc. (a)	58,900	$1,741,673
Harris Corp.	17,000	1,580,660
Motorola Solutions, Inc.	10,968	844,426
NETGEAR, Inc. (a)	14,900	849,300
Nokia Corp. sponsored ADR	201,200	1,140,804
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,900	13,528
Telit Communications PLC (b)	901,300	2,884,884
ViaSat, Inc. (a)	1	75
		9,055,350
Diversified Financial Services - 0.6%
Other Diversified Financial Services - 0.6%
Broadcom Ltd.	7,067	1,246,760
Diversified Telecommunication Services - 26.5%
Alternative Carriers - 0.5%
Iliad SA	3,397	700,431
ORBCOMM, Inc. (a)	35,000	348,250
		1,048,681
Integrated Telecommunication Services - 26.0%
AT&T, Inc.	460,700	18,833,416
BT Group PLC	39,400	199,953
BT Group PLC sponsored ADR (b)	280,000	7,201,600
Cellnex Telecom Sau	103,800	1,812,015
Chunghwa Telecom Co. Ltd. sponsored ADR	44,000	1,577,400
Deutsche Telekom AG	52,000	867,429
Euskaltel, S.A. (a)	113,100	1,002,951
Manitoba Telecom Services, Inc.	15,000	436,366
Masmovil Ibercom SA (a)	11,000	266,871
Nippon Telegraph & Telephone Corp. sponsored ADR	60,000	2,644,800
Orange SA	324,600	4,948,179
SBA Communications Corp. Class A (a)	28,200	3,219,030
SFR Group SA	80,800	2,149,561
Telecom Italia SpA (a)	2,361,900	2,143,881
Telecom Italia SpA sponsored ADR (a)(b)	25,400	230,632
Telefonica SA sponsored ADR	249,194	2,506,892
TELUS Corp.	107,200	3,516,657
Verizon Communications, Inc.	43,097	2,255,266
		55,812,899

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		56,861,580

Internet & Catalog Retail - 0.0%
Internet & Direct Marketing Re - 0.0%
Netflix, Inc. (a)	1	97
Internet Software & Services - 3.6%
Internet Software & Services - 3.6%
Alphabet, Inc. Class C (a)	2,852	2,187,627
Endurance International Group Holdings, Inc. (a)(b)	242,701	1,929,473
Facebook, Inc. Class A (a)	18,600	2,345,832
Shopify, Inc. Class A (a)	500	20,680
Wix.com Ltd. (a)	30,200	1,262,964
		7,746,576
Media - 4.8%
Broadcasting - 0.0%
Entercom Communications Corp. Class A	1,000	13,710
Cable & Satellite - 4.8%
Altice NV:
Class A (a)	55,575	925,218
Class B (a)	326,615	5,430,230
Liberty Global PLC Class A (a)	30,000	949,500
NOS SGPS SA	448,600	3,039,374
		10,344,322

TOTAL MEDIA		10,358,032

Real Estate Investment Trusts - 7.0%
Specialized REITs - 7.0%
American Tower Corp.	131,592	14,919,901
Crown Castle International Corp.	1	95
		14,919,996
Semiconductors & Semiconductor Equipment - 13.3%
Semiconductors - 13.3%
ams AG	20,000	677,139
Dialog Semiconductor PLC (a)	32,900	1,153,428
Marvell Technology Group Ltd.	144,700	1,794,280
Maxim Integrated Products, Inc.	17,000	692,240
NXP Semiconductors NV (a)	69,300	6,099,786
Qorvo, Inc. (a)	70,125	4,027,279
Qualcomm, Inc.	168,550	10,630,449
Skyworks Solutions, Inc.	44,500	3,331,270
		28,405,871
Software - 0.1%
Application Software - 0.1%
RingCentral, Inc. (a)	4,700	103,165
Technology Hardware, Storage & Peripherals - 24.7%
Technology Hardware, Storage & Peripherals - 24.7%
Apple, Inc.	499,330	52,978,910
BlackBerry Ltd. (a)	1,001	7,595
		52,986,505
Wireless Telecommunication Services - 14.9%
Wireless Telecommunication Services - 14.9%
America Movil S.A.B. de CV Series L sponsored ADR	109,100	1,305,927
China Mobile Ltd. sponsored ADR	71,600	4,346,836
Leap Wireless International, Inc. rights (a)	16,600	54,448
NTT DOCOMO, Inc. sponsored ADR	1,300	32,877
Rogers Communications, Inc. Class B (non-vtg.)	61,800	2,646,552
Spok Holdings, Inc.	1	17
Sprint Corp. (a)	32	198
T-Mobile U.S., Inc. (a)	125,075	5,795,976
Telephone & Data Systems, Inc.	44,814	1,248,966
Telesites S.A.B. de C.V. (a)	5,555	3,267
U.S. Cellular Corp. (a)	3,600	133,992
Vodafone Group PLC sponsored ADR	530,481	16,259,243
		31,828,299
TOTAL COMMON STOCKS
(Cost $195,848,532)		213,512,231

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.42% (c)	340,706	340,706
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	4,823,555	4,823,555
TOTAL MONEY MARKET FUNDS
(Cost $5,164,261)		5,164,261
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $201,012,793)		218,676,492
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(4,452,430)
NET ASSETS - 100%		$214,224,062

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,622
Fidelity Securities Lending Cash Central Fund	58,428
Total	$60,050

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$213,512,231	$205,298,341	$8,159,442	$54,448
Money Market Funds	5,164,261	5,164,261	--	--
Total Investments in Securities:	$218,676,492	$210,462,602	$8,159,442	$54,448

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	61.2%
United Kingdom	13.5%
Netherlands	5.8%
France	3.6%
Canada	3.1%
Spain	2.6%
Hong Kong	2.0%
Portugal	1.4%
Japan	1.2%
Italy	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,619,599) — See accompanying schedule: Unaffiliated issuers (cost $195,848,532)	$213,512,231
Fidelity Central Funds (cost $5,164,261)	5,164,261
Total Investments (cost $201,012,793)		$218,676,492
Receivable for investments sold		2,534,008
Receivable for fund shares sold		68,316
Dividends receivable		437,363
Distributions receivable from Fidelity Central Funds		8,459
Prepaid expenses		1,683
Other receivables		17,161
Total assets		221,743,482
Liabilities
Payable for investments purchased	$2,321,582
Payable for fund shares redeemed	206,490
Accrued management fee	98,920
Other affiliated payables	47,518
Other payables and accrued expenses	21,355
Collateral on securities loaned, at value	4,823,555
Total liabilities		7,519,420
Net Assets		$214,224,062
Net Assets consist of:
Paid in capital		$188,403,054
Undistributed net investment income		1,761,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,397,251
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,662,531
Net Assets, for 24,541,455 shares outstanding		$214,224,062
Net Asset Value, offering price and redemption price per share ($214,224,062 ÷ 24,541,455 shares)		$8.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$2,619,374
Income from Fidelity Central Funds		60,050
Total income		2,679,424
Expenses
Management fee	$583,836
Transfer agent fees	244,397
Accounting and security lending fees	42,585
Custodian fees and expenses	7,811
Independent trustees' fees and expenses	2,305
Registration fees	20,585
Audit	25,442
Legal	1,613
Miscellaneous	1,429
Total expenses before reductions	930,003
Expense reductions	(11,797)	918,206
Net investment income (loss)		1,761,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,864,353
Foreign currency transactions	2,212
Total net realized gain (loss)		12,866,565
Change in net unrealized appreciation (depreciation) on: Investment securities	7,803,035
Assets and liabilities in foreign currencies	262
Total change in net unrealized appreciation (depreciation)		7,803,297
Net gain (loss)		20,669,862
Net increase (decrease) in net assets resulting from operations		$22,431,080

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,761,218	$2,973,552
Net realized gain (loss)	12,866,565	7,911,836
Change in net unrealized appreciation (depreciation)	7,803,297	(38,703,939)
Net increase (decrease) in net assets resulting from operations	22,431,080	(27,818,551)
Distributions to shareholders from net investment income	–	(3,117,139)
Distributions to shareholders from net realized gain	–	(15,155,187)
Total distributions	–	(18,272,326)
Share transactions
Proceeds from sales of shares	7,612,935	21,142,366
Reinvestment of distributions	–	17,548,853
Cost of shares redeemed	(23,312,440)	(55,558,448)
Net increase (decrease) in net assets resulting from share transactions	(15,699,505)	(16,867,229)
Redemption fees	607	1,108
Total increase (decrease) in net assets	6,732,182	(62,956,998)
Net Assets
Beginning of period	207,491,880	270,448,878
End of period	$214,224,062	$207,491,880
Other Information
Undistributed net investment income end of period	$1,761,226	$8
Shares
Sold	904,304	2,374,555
Issued in reinvestment of distributions	–	2,018,445
Redeemed	(2,784,186)	(6,310,996)
Net increase (decrease)	(1,879,882)	(1,917,996)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Wireless Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$7.85	$9.54	$10.57	$8.60	$7.68	$8.29
Income from Investment Operations
Net investment income (loss)B	.07	.11	.17	.56C	.12	.10D
Net realized and unrealized gain (loss)	.81	(1.11)	.48	1.51	.94	(.33)
Total from investment operations	.88	(1.00)	.65	2.07	1.06	(.23)
Distributions from net investment income	–	(.12)	(.62)	(.10)	(.14)	(.08)
Distributions from net realized gain	–	(.57)	(1.06)	–	–	(.30)
Total distributions	–	(.69)	(1.68)	(.10)	(.14)	(.38)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$8.73	$7.85	$9.54	$10.57	$8.60	$7.68
Total ReturnF,G	11.21%	(11.07)%	7.55%	24.11%	13.89%	(2.55)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.87%J	.86%	.86%	.88%	.90%	.90%
Expenses net of fee waivers, if any	.87%J	.86%	.86%	.88%	.90%	.90%
Expenses net of all reductions	.86%J	.85%	.85%	.86%	.87%	.89%
Net investment income (loss)	1.65%J	1.23%	1.76%	5.91%C	1.50%	1.23%D
Supplemental Data
Net assets, end of period (000 omitted)	$214,224	$207,492	$270,449	$290,057	$253,794	$262,696
Portfolio turnover rateK	80%J	78%	48%	120%	100%	114%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.45 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo)Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$31,010,490
Gross unrealized depreciation	(16,164,634)
Net unrealized appreciation (depreciation) on securities	$14,845,856
Tax cost	$203,830,636

The Fund elected to defer to its next fiscal year approximately $4,044,333 of capital losses recognized during the period November 1, 2015 to February 29, 2016.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $84,081,522 and $98,245,188, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,416 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $294 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $58,428.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,987 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $810.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Telecommunications Portfolio
Class A	1.14%
Actual		$1,000.00	$1,118.90	$6.09
Hypothetical-C		$1,000.00	$1,019.46	$5.80
Class T	1.46%
Actual		$1,000.00	$1,117.20	$7.79
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Class C	1.88%
Actual		$1,000.00	$1,114.90	$10.02
Hypothetical-C		$1,000.00	$1,015.73	$9.55
Telecommunications	.79%
Actual		$1,000.00	$1,120.90	$4.22
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class I	.80%
Actual		$1,000.00	$1,120.80	$4.28
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Wireless Portfolio	.87%
Actual		$1,000.00	$1,112.10	$4.63
Hypothetical-C		$1,000.00	$1,020.82	$4.43

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELTS-SANN-1016
1.846053.109

Fidelity® Select Portfolios® Utilities Sector Utilities Portfolio Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	14.3	15.9
Sempra Energy	11.8	10.7
PG&E Corp.	8.6	4.9
Dominion Resources, Inc.	8.0	7.7
Avangrid, Inc.	5.8	4.5
DTE Energy Co.	4.9	4.1
Exelon Corp.	4.8	11.4
FirstEnergy Corp.	4.1	3.5
PPL Corp.	3.9	4.0
Edison International	3.8	4.2
	70.0

Top Industries (% of fund's net assets)

As of August 31, 2016
Electric Utilities	51.1%
Multi-Utilities	38.3%
Independent Power and Renewable Electricity Producers	7.8%
Gas Utilities	1.0%
Oil, Gas & Consumable Fuels	0.7%
All Others*	1.1%

As of February 29, 2016
Electric Utilities	43.5%
Multi-Utilities	36.6%
Independent Power and Renewable Electricity Producers	7.3%
Media	3.3%
Real Estate Investment Trusts	1.8%
All Others*	7.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Electric Utilities - 51.1%
Electric Utilities - 51.1%
American Electric Power Co., Inc.	348,606	$22,509,489
Edison International	493,112	35,859,105
Emera, Inc.	287,300	10,461,015
Exelon Corp.	1,360,092	46,243,128
FirstEnergy Corp.	1,180,300	38,631,219
ITC Holdings Corp.	578,149	26,143,898
NextEra Energy, Inc.	1,128,385	136,466,880
OGE Energy Corp.	465,885	14,503,000
PG&E Corp.	1,323,504	81,977,838
Pinnacle West Capital Corp.	32,400	2,431,296
PNM Resources, Inc.	641,866	20,404,920
PPL Corp.	1,059,042	36,833,481
Westar Energy, Inc.	266,000	14,614,040
		487,079,309
Gas Utilities - 1.0%
Gas Utilities - 1.0%
South Jersey Industries, Inc.	312,004	9,260,279
Independent Power and Renewable Electricity Producers - 7.8%
Independent Power Producers & Energy Traders - 4.6%
Calpine Corp. (a)	1,897,187	23,676,894
Dynegy, Inc. (a)	699,128	8,857,952
NRG Yield, Inc. Class C (b)	409,914	6,902,952
The AES Corp.	351,900	4,247,433
		43,685,231
Renewable Electricity - 3.2%
NextEra Energy Partners LP	574,381	16,731,719
Pattern Energy Group, Inc.	580,822	13,823,564
		30,555,283

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		74,240,514

Multi-Utilities - 38.3%
Multi-Utilities - 38.3%
Avangrid, Inc.	1,326,100	55,165,760
Black Hills Corp. (b)	430,528	25,190,193
CenterPoint Energy, Inc.	988,494	22,211,460
Dominion Resources, Inc.	1,021,315	75,740,720
DTE Energy Co.	505,170	46,930,293
SCANA Corp.	382,500	27,023,625
Sempra Energy	1,075,727	112,553,316
		364,815,367
Oil, Gas & Consumable Fuels - 0.7%
Oil & Gas Storage & Transport - 0.7%
Cheniere Energy Partners LP Holdings LLC	351,642	7,099,652
TOTAL COMMON STOCKS
(Cost $827,119,734)		942,495,121

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.42% (c)	10,889,218	10,889,218
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	6,515,750	6,515,750
TOTAL MONEY MARKET FUNDS
(Cost $17,404,968)		17,404,968
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $844,524,702)		959,900,089
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(6,543,805)
NET ASSETS - 100%		$953,356,284

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,555
Fidelity Securities Lending Cash Central Fund	33,702
Total	$105,257

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,364,262) — See accompanying schedule: Unaffiliated issuers (cost $827,119,734)	$942,495,121
Fidelity Central Funds (cost $17,404,968)	17,404,968
Total Investments (cost $844,524,702)		$959,900,089
Receivable for investments sold		2,008,983
Receivable for fund shares sold		630,868
Dividends receivable		3,489,942
Distributions receivable from Fidelity Central Funds		5,232
Prepaid expenses		8,880
Other receivables		29,395
Total assets		966,073,389
Liabilities
Payable for fund shares redeemed	$5,527,167
Accrued management fee	463,086
Other affiliated payables	189,594
Other payables and accrued expenses	21,508
Collateral on securities loaned, at value	6,515,750
Total liabilities		12,717,105
Net Assets		$953,356,284
Net Assets consist of:
Paid in capital		$841,747,037
Undistributed net investment income		9,943,828
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,709,968)
Net unrealized appreciation (depreciation) on investments		115,375,387
Net Assets, for 13,104,185 shares outstanding		$953,356,284
Net Asset Value, offering price and redemption price per share ($953,356,284 ÷ 13,104,185 shares)		$72.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$14,002,011
Income from Fidelity Central Funds		105,257
Total income		14,107,268
Expenses
Management fee	$2,706,422
Transfer agent fees	930,770
Accounting and security lending fees	165,837
Custodian fees and expenses	9,081
Independent trustees' fees and expenses	10,378
Registration fees	63,187
Audit	20,796
Legal	4,914
Interest	820
Miscellaneous	5,260
Total expenses before reductions	3,917,465
Expense reductions	(84,335)	3,833,130
Net investment income (loss)		10,274,138
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,675,481
Foreign currency transactions	(9,599)
Total net realized gain (loss)		10,665,882
Change in net unrealized appreciation (depreciation) on investment securities		53,013,199
Net gain (loss)		63,679,081
Net increase (decrease) in net assets resulting from operations		$73,953,219

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,274,138	$15,490,825
Net realized gain (loss)	10,665,882	(17,231,978)
Change in net unrealized appreciation (depreciation)	53,013,199	(35,538,823)
Net increase (decrease) in net assets resulting from operations	73,953,219	(37,279,976)
Distributions to shareholders from net investment income	(796,300)	(16,976,039)
Distributions to shareholders from net realized gain	(256,435)	(15,323,860)
Total distributions	(1,052,735)	(32,299,899)
Share transactions
Proceeds from sales of shares	315,389,391	267,435,100
Reinvestment of distributions	1,009,768	30,970,351
Cost of shares redeemed	(244,204,911)	(409,036,642)
Net increase (decrease) in net assets resulting from share transactions	72,194,248	(110,631,191)
Redemption fees	26,743	19,963
Total increase (decrease) in net assets	145,121,475	(180,191,103)
Net Assets
Beginning of period	808,234,809	988,425,912
End of period	$953,356,284	$808,234,809
Other Information
Undistributed net investment income end of period	$9,943,828	$465,990
Shares
Sold	4,328,114	4,003,368
Issued in reinvestment of distributions	14,232	462,133
Redeemed	(3,322,876)	(5,948,943)
Net increase (decrease)	1,019,470	(1,483,442)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Utilities Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$66.88	$72.85	$70.64	$61.04	$52.56	$50.28
Income from Investment Operations
Net investment income (loss)B	.76	1.39	1.41	1.49	1.41	1.43
Net realized and unrealized gain (loss)	5.19	(4.49)	6.40	9.80	7.70	1.99
Total from investment operations	5.95	(3.10)	7.81	11.29	9.11	3.42
Distributions from net investment income	(.06)	(1.60)	(1.20)	(1.07)	(.63)	(1.14)
Distributions from net realized gain	(.02)	(1.27)	(4.42)	(.62)	–	–
Total distributions	(.08)	(2.87)	(5.61)C	(1.69)	(.63)	(1.14)
Redemption fees added to paid in capitalB	–D	–D	.01	–D	–D	–D
Net asset value, end of period	$72.75	$66.88	$72.85	$70.64	$61.04	$52.56
Total ReturnE,F	8.90%	(4.19)%	11.22%	18.71%	17.46%	6.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.80%	.80%	.82%	.83%	.86%
Expenses net of fee waivers, if any	.79%I	.79%	.80%	.82%	.83%	.86%
Expenses net of all reductions	.78%I	.78%	.80%	.80%	.79%	.84%
Net investment income (loss)	2.09%I	2.05%	1.89%	2.28%	2.49%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$953,356	$808,235	$988,426	$695,932	$532,382	$518,969
Portfolio turnover rateJ	77%I	74%	129%K	160%	158%	202%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.61 per share is comprised of distributions from net investment income of $1.199 and distributions from net realized gain of $4.415 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$131,217,487
Gross unrealized depreciation	(19,323,837)
Net unrealized appreciation (depreciation) on securities	$111,893,650
Tax cost	$848,006,439

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(19,547,244)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $461,510,277 and $362,929,792, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,581 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,899,200.60%		$820

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,227 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $33,702.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $82,026 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $2,309.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owner of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.79%	$1,000.00	$1,089.00	$4.16
Hypothetical-C		$1,000.00	$1,021.22	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELUTL-SANN-1016
1.813630.111

Fidelity® Select Portfolios® Energy Sector Energy Portfolio Energy Service Portfolio Natural Gas Portfolio Natural Resources Portfolio Semi-Annual Report August 31, 2016

Contents

Energy Portfolio
Investment Summary
Investments
Financial Statements
Energy Service Portfolio
Investment Summary
Investments
Financial Statements
Natural Gas Portfolio
Investment Summary
Investments
Financial Statements
Natural Resources Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.6	7.9
Schlumberger Ltd.	6.1	9.2
EOG Resources, Inc.	5.9	6.6
Baker Hughes, Inc.	4.9	3.8
Chevron Corp.	3.9	3.2
Newfield Exploration Co.	3.8	2.8
Anadarko Petroleum Corp.	3.3	2.9
Pioneer Natural Resources Co.	3.3	3.5
Noble Energy, Inc.	3.3	4.3
Diamondback Energy, Inc.	3.1	3.5
	44.2

Top Industries (% of fund's net assets)

As of August 31, 2016
Oil, Gas & Consumable Fuels	79.8%
Energy Equipment & Services	17.0%
Independent Power and Renewable Electricity Producers	0.7%
Chemicals	0.7%
Metals & Mining	0.5%
All Others*	1.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Oil, Gas & Consumable Fuels	75.9%
Energy Equipment & Services	19.7%
Chemicals	1.9%
Independent Power and Renewable Electricity Producers	1.0%
Semiconductors & Semiconductor Equipment	0.3%
All Others*	1.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Energy Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Chemicals - 0.7%
Commodity Chemicals - 0.7%
LyondellBasell Industries NV Class A	198,200	$15,635,998
Electric Utilities - 0.3%
Electric Utilities - 0.3%
DONG Energy A/S	172,200	6,831,838
Energy Equipment & Services - 17.0%
Oil & Gas Drilling - 0.7%
Nabors Industries Ltd.	949,600	9,439,024
Odfjell Drilling A/S (a)	1,539,580	1,321,052
Trinidad Drilling Ltd.	759,700	1,459,847
Xtreme Drilling & Coil Services Corp. (a)	2,252,600	4,122,495
		16,342,418
Oil & Gas Equipment & Services - 16.3%
Baker Hughes, Inc.	2,381,300	116,993,269
Dril-Quip, Inc. (a)	362,753	20,158,184
Exterran Corp. (a)	140,800	1,989,504
Frank's International NV (b)	1,612,800	18,531,072
Halliburton Co.	850,600	36,584,306
Newpark Resources, Inc. (a)	2,476,302	17,482,692
Oceaneering International, Inc.	566,227	15,016,340
RigNet, Inc. (a)	245,000	3,091,900
Schlumberger Ltd.	1,835,958	145,040,682
Superior Energy Services, Inc.	333,300	5,609,439
Tesco Corp.	579,600	3,947,076
Total Energy Services, Inc.	100,500	996,264
U.S. Silica Holdings, Inc.	36,100	1,416,925
		386,857,653

TOTAL ENERGY EQUIPMENT & SERVICES		403,200,071

Independent Power and Renewable Electricity Producers - 0.7%
Renewable Electricity - 0.7%
NextEra Energy Partners LP	601,700	17,527,521
Metals & Mining - 0.5%
Diversified Metals & Mining - 0.5%
Hi-Crush Partners LP	809,249	11,135,266
Oil, Gas & Consumable Fuels - 79.8%
Coal & Consumable Fuels - 0.4%
CONSOL Energy, Inc.	472,385	8,616,302
Integrated Oil & Gas - 11.4%
Chevron Corp.	909,823	91,509,997
Exxon Mobil Corp.	1,811,048	157,814,727
Occidental Petroleum Corp.	192,500	14,793,625
Suncor Energy, Inc.	262,600	7,120,677
		271,239,026
Oil & Gas Exploration & Production - 55.2%
Anadarko Petroleum Corp.	1,463,315	78,243,453
Apache Corp.	561,000	27,881,700
ARC Resources Ltd. (b)	149,700	2,611,816
Bankers Petroleum Ltd. (a)	811,300	1,169,252
Cabot Oil & Gas Corp.	668,800	16,472,544
California Resources Corp.	1	10
Callon Petroleum Co. (a)	1,161,500	16,899,825
Canadian Natural Resources Ltd.	77,000	2,391,498
Carrizo Oil & Gas, Inc. (a)	881,400	33,748,806
Chesapeake Energy Corp. (a)(b)	1,139,000	7,232,650
Cimarex Energy Co.	535,245	70,748,684
Clayton Williams Energy, Inc. (a)(b)	28,700	1,811,257
Concho Resources, Inc. (a)	333,200	43,049,440
ConocoPhillips Co.	978,900	40,183,845
Continental Resources, Inc. (a)	690,200	33,101,992
Denbury Resources, Inc. (b)	469,500	1,446,060
Devon Energy Corp.	865,300	37,493,449
Diamondback Energy, Inc.	771,700	73,504,425
Eclipse Resources Corp. (a)(b)	582,486	1,986,277
EOG Resources, Inc.	1,571,664	139,076,547
EQT Corp.	35,200	2,516,800
Evolution Petroleum Corp.	109,743	622,243
Gran Tierra Energy, Inc. (Canada) (a)	1,013,200	2,843,203
Hess Corp.	1,082,100	58,758,030
Marathon Oil Corp.	3,119,000	46,847,380
Matador Resources Co. (a)(b)	53,200	1,220,940
Murphy Oil Corp.	252,900	6,757,488
Newfield Exploration Co. (a)	2,062,600	89,434,336
Noble Energy, Inc.	2,257,188	77,827,842
Oasis Petroleum, Inc. (a)	507,800	4,813,944
Parsley Energy, Inc. Class A (a)	1,281,500	43,378,775
PDC Energy, Inc. (a)	769,651	51,104,826
Pioneer Natural Resources Co.	436,699	78,190,956
QEP Resources, Inc.	858,800	16,403,080
Rice Energy, Inc. (a)	2,623,400	68,995,420
Ring Energy, Inc. (a)(b)	735,422	7,295,386
RSP Permian, Inc. (a)	429,600	16,775,880
Seven Generations Energy Ltd. (a)	1,238,700	28,525,804
SM Energy Co.	1,390,500	52,672,140
Southwestern Energy Co. (a)	608,600	8,465,626
TAG Oil Ltd. (a)	883,775	559,351
Whiting Petroleum Corp. (a)(b)	2,524,200	18,401,418
		1,311,464,398
Oil & Gas Refining & Marketing - 4.9%
Keyera Corp.	702,400	21,686,881
Phillips 66 Co.	668,700	52,459,515
Valero Energy Corp.	536,481	29,694,223
World Fuel Services Corp.	288,315	12,853,083
		116,693,702
Oil & Gas Storage & Transport - 7.9%
Cheniere Energy Partners LP Holdings LLC	484,470	9,781,449
Cheniere Energy, Inc. (a)	851,900	36,546,510
Enterprise Products Partners LP	852,523	22,506,607
Gener8 Maritime, Inc. (a)	202,900	1,016,529
Golar LNG Ltd. (b)	427,400	8,902,742
Kinder Morgan, Inc.	688,700	15,048,095
Magellan Midstream Partners LP	39,019	2,744,206
Rice Midstream Partners LP	782,500	17,887,950
Shell Midstream Partners LP	226,400	6,898,408
Targa Resources Corp.	502,600	21,903,308
Teekay LNG Partners LP	173,900	2,248,527
The Williams Companies, Inc.	1,258,000	35,148,520
Williams Partners LP	171,200	6,522,720
		187,155,571

TOTAL OIL, GAS & CONSUMABLE FUELS		1,895,168,999

TOTAL COMMON STOCKS
(Cost $1,934,719,306)		2,349,499,693

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.42% (c)	22,263,076	22,263,076
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	55,742,375	55,742,375
TOTAL MONEY MARKET FUNDS
(Cost $78,005,451)		78,005,451
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $2,012,724,757)		2,427,505,144
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(54,209,140)
NET ASSETS - 100%		$2,373,296,004

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,789
Fidelity Securities Lending Cash Central Fund	140,680
Total	$182,469

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
Curacao	6.1%
Canada	3.2%
Netherlands	1.5%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,200,175) — See accompanying schedule: Unaffiliated issuers (cost $1,934,719,306)	$2,349,499,693
Fidelity Central Funds (cost $78,005,451)	78,005,451
Total Investments (cost $2,012,724,757)		$2,427,505,144
Receivable for investments sold		2,365,116
Receivable for fund shares sold		2,293,682
Dividends receivable		3,101,575
Distributions receivable from Fidelity Central Funds		72,840
Prepaid expenses		19,749
Other receivables		114,528
Total assets		2,435,472,634
Liabilities
Payable for investments purchased	$2,384,103
Payable for fund shares redeemed	2,407,711
Accrued management fee	1,085,729
Other affiliated payables	456,036
Other payables and accrued expenses	100,676
Collateral on securities loaned, at value	55,742,375
Total liabilities		62,176,630
Net Assets		$2,373,296,004
Net Assets consist of:
Paid in capital		$2,392,148,324
Undistributed net investment income		5,083,686
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(438,714,110)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		414,778,104
Net Assets, for 55,890,026 shares outstanding		$2,373,296,004
Net Asset Value, offering price and redemption price per share ($2,373,296,004 ÷ 55,890,026 shares)		$42.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$15,347,042
Income from Fidelity Central Funds		182,469
Total income		15,529,511
Expenses
Management fee	$6,423,707
Transfer agent fees	2,396,806
Accounting and security lending fees	356,295
Custodian fees and expenses	24,808
Independent trustees' fees and expenses	24,498
Registration fees	85,787
Audit	28,476
Legal	12,828
Interest	1,720
Miscellaneous	13,912
Total expenses before reductions	9,368,837
Expense reductions	(165,051)	9,203,786
Net investment income (loss)		6,325,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,298,450)
Foreign currency transactions	35,346
Total net realized gain (loss)		(14,263,104)
Change in net unrealized appreciation (depreciation) on: Investment securities	589,493,128
Assets and liabilities in foreign currencies	(2,533)
Total change in net unrealized appreciation (depreciation)		589,490,595
Net gain (loss)		575,227,491
Net increase (decrease) in net assets resulting from operations		$581,553,216

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,325,725	$20,797,098
Net realized gain (loss)	(14,263,104)	(357,170,983)
Change in net unrealized appreciation (depreciation)	589,490,595	(283,521,917)
Net increase (decrease) in net assets resulting from operations	581,553,216	(619,895,802)
Distributions to shareholders from net investment income	(2,316,283)	(19,169,416)
Distributions to shareholders from net realized gain	(3,147,768)	(3,157,395)
Total distributions	(5,464,051)	(22,326,811)
Share transactions
Proceeds from sales of shares	367,450,584	938,319,380
Reinvestment of distributions	5,270,224	21,542,390
Cost of shares redeemed	(504,492,878)	(568,659,411)
Net increase (decrease) in net assets resulting from share transactions	(131,772,070)	391,202,359
Redemption fees	81,632	89,143
Total increase (decrease) in net assets	444,398,727	(250,931,111)
Net Assets
Beginning of period	1,928,897,277	2,179,828,388
End of period	$2,373,296,004	$1,928,897,277
Other Information
Undistributed net investment income end of period	$5,083,686	$1,074,244
Shares
Sold	9,371,334	24,842,688
Issued in reinvestment of distributions	142,786	595,063
Redeemed	(12,736,099)	(14,091,258)
Net increase (decrease)	(3,221,979)	11,346,493

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Energy Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$32.63	$45.64	$56.25	$54.81	$55.14	$60.22
Income from Investment Operations
Net investment income (loss)B	.11	.42	.46	.44	.53	.41
Net realized and unrealized gain (loss)	9.81	(12.98)	(6.37)	7.86	(.04)	(5.06)
Total from investment operations	9.92	(12.56)	(5.91)	8.30	.49	(4.65)
Distributions from net investment income	(.04)	(.39)	(.46)	(.46)	(.47)	(.40)
Distributions from net realized gain	(.05)	(.07)	(4.23)	(6.40)	(.35)	(.03)
Total distributions	(.09)	(.45)C	(4.70)D	(6.86)	(.82)	(.43)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$42.46	$32.63	$45.64	$56.25	$54.81	$55.14
Total ReturnF,G	30.45%	(27.61)%	(11.25)%	15.43%	1.00%	(7.68)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.80%	.79%	.80%	.82%	.83%
Expenses net of fee waivers, if any	.80%J	.80%	.79%	.80%	.82%	.83%
Expenses net of all reductions	.79%J	.79%	.79%	.80%	.81%	.82%
Net investment income (loss)	.54%J	1.03%	.85%	.76%	1.04%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,373,296	$1,928,897	$2,179,828	$1,995,808	$2,126,992	$2,504,448
Portfolio turnover rateK	105%J	79%	73%L	98%	80%	90%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.387 and distributions from net realized gain of $.066 per share.

 D Total distributions of $4.70 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $4.233 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Baker Hughes, Inc.	18.6	19.8
Schlumberger Ltd.	17.2	22.4
Dril-Quip, Inc.	5.9	6.8
RigNet, Inc.	4.2	0.9
Tesco Corp.	4.0	4.2
Newpark Resources, Inc.	4.0	0.0
Halliburton Co.	4.0	4.1
Nabors Industries Ltd.	3.7	4.9
Oceaneering International, Inc.	3.6	3.9
TETRA Technologies, Inc.	3.5	1.8
	68.7

Top Industries (% of fund's net assets)

As of August 31, 2016
Energy Equipment & Services	96.9%
Oil, Gas & Consumable Fuels	2.4%
Construction & Engineering	0.2%
Machinery	0.1%
All Others*	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Energy Equipment & Services	95.2%
Oil, Gas & Consumable Fuels	4.4%
Construction & Engineering	0.2%
All Others*	0.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Energy Service Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
Enterprise Group, Inc. (a)(b)	5,565,237	$1,188,246
Energy Equipment & Services - 96.9%
Oil & Gas Drilling - 12.9%
Independence Contract Drilling, Inc. (a)	1,648,009	8,305,965
Nabors Industries Ltd.	1,772,100	17,614,674
Odfjell Drilling A/S (a)(c)	6,705,592	5,753,801
Pioneer Energy Services Corp. (a)	309,600	1,030,968
Rowan Companies PLC	52,880	658,885
Transocean Partners LLC	221,800	2,495,250
Trinidad Drilling Ltd.	7,919,400	15,218,002
Xtreme Drilling & Coil Services Corp. (a)(b)	5,670,217	10,377,094
		61,454,639
Oil & Gas Equipment & Services - 84.0%
Baker Hughes, Inc.	1,804,602	88,660,098
BW Offshore Ltd. (c)	124,285,657	4,623,750
CSI Compressco LP	740,990	7,069,045
Dril-Quip, Inc. (a)	505,100	28,068,407
Era Group, Inc. (a)	157,900	1,151,091
Exterran Corp. (a)	900,200	12,719,826
FMC Technologies, Inc. (a)	395,262	11,146,388
Forbes Energy Services Ltd. (a)(b)(c)	2,190,141	339,691
Frank's International NV (c)	1,097,686	12,612,412
Halliburton Co.	439,534	18,904,357
McCoy Global, Inc. (a)	1,050,250	1,241,336
National Oilwell Varco, Inc.	477,962	16,030,845
Newpark Resources, Inc. (a)	2,680,950	18,927,507
Oceaneering International, Inc.	643,400	17,062,968
RigNet, Inc. (a)(b)(c)	1,583,240	19,980,489
Schlumberger Ltd.	1,041,411	82,271,469
Spectrum ASA (a)	2,311,408	7,378,531
Superior Drilling Products, Inc. (a)(b)(c)	1,402,273	1,710,773
Tesco Corp. (b)	2,823,194	19,225,951
TETRA Technologies, Inc. (a)	2,790,885	16,884,854
Weatherford International Ltd. (a)	2,681,766	14,669,260
		400,679,048

TOTAL ENERGY EQUIPMENT & SERVICES		462,133,687

Machinery - 0.1%
Industrial Machinery - 0.1%
Energy Recovery, Inc. (a)(c)	21,800	263,344
Oil, Gas & Consumable Fuels - 2.4%
Oil & Gas Storage & Transport - 2.4%
Golar LNG Ltd. (c)	82,133	1,710,830
StealthGas, Inc. (a)(b)	2,460,793	8,711,207
Teekay LNG Partners LP	70,199	907,673
		11,329,710
TOTAL COMMON STOCKS
(Cost $535,747,302)		474,914,987

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.42% (d)	1,100,902	1,100,902
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	16,213,724	16,213,724
TOTAL MONEY MARKET FUNDS
(Cost $17,314,626)		17,314,626
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $553,061,928)		492,229,613
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(15,435,711)
NET ASSETS - 100%		$476,793,902

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,832
Fidelity Securities Lending Cash Central Fund	65,976
Total	$70,808

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Enterprise Group, Inc.	$966,615	$--	$--	$--	$1,188,246
Forbes Energy Services Ltd.	644,120	--	--	--	339,691
Independence Contract Drilling, Inc.	3,431,324	6,292,407	4,850,208	--	--
RigNet, Inc.	3,792,360	16,899,910	--	--	19,980,489
StealthGas, Inc.	7,258,706	483,391	--	--	8,711,207
Superior Drilling Products, Inc.	2,449,544	294,309	--	--	1,710,773
Tesco Corp.	18,331,231	4,863,076	3,227,870	--	19,225,951
Xtreme Drilling & Coil Services Corp.	6,357,158	180,420	--	--	10,377,094
Total	$43,231,058	$29,013,513	$8,078,078	$--	$61,533,451

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	56.8%
Curacao	17.2%
Canada	9.9%
Bermuda	6.3%
Ireland	3.1%
Netherlands	2.6%
Marshall Islands	2.5%
Norway	1.5%
Others (Individually Less Than 1%)	0.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,283,681) — See accompanying schedule: Unaffiliated issuers (cost $432,360,294)	$413,381,536
Fidelity Central Funds (cost $17,314,626)	17,314,626
Other affiliated issuers (cost $103,387,008)	61,533,451
Total Investments (cost $553,061,928)		$492,229,613
Receivable for fund shares sold		1,526,871
Dividends receivable		244,005
Distributions receivable from Fidelity Central Funds		30,106
Prepaid expenses		3,807
Other receivables		35,697
Total assets		494,070,099
Liabilities
Payable for investments purchased	$290,901
Payable for fund shares redeemed	385,588
Accrued management fee	221,182
Other affiliated payables	112,540
Other payables and accrued expenses	52,262
Collateral on securities loaned, at value	16,213,724
Total liabilities		17,276,197
Net Assets		$476,793,902
Net Assets consist of:
Paid in capital		$581,976,681
Undistributed net investment income		1,383,610
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(45,731,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(60,834,995)
Net Assets, for 10,570,682 shares outstanding		$476,793,902
Net Asset Value, offering price and redemption price per share ($476,793,902 ÷ 10,570,682 shares)		$45.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$3,474,914
Income from Fidelity Central Funds		70,808
Total income		3,545,722
Expenses
Management fee	$1,364,834
Transfer agent fees	599,768
Accounting and security lending fees	97,799
Custodian fees and expenses	16,888
Independent trustees' fees and expenses	5,344
Registration fees	26,442
Audit	31,898
Legal	3,060
Interest	900
Miscellaneous	4,133
Total expenses before reductions	2,151,066
Expense reductions	(28,910)	2,122,156
Net investment income (loss)		1,423,566
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(28,719,083)
Other affiliated issuers	(2,262,763)
Foreign currency transactions	(8,833)
Total net realized gain (loss)		(30,990,679)
Change in net unrealized appreciation (depreciation) on: Investment securities	117,214,138
Assets and liabilities in foreign currencies	389
Total change in net unrealized appreciation (depreciation)		117,214,527
Net gain (loss)		86,223,848
Net increase (decrease) in net assets resulting from operations		$87,647,414

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,423,566	$5,466,467
Net realized gain (loss)	(30,990,679)	11,618,381
Change in net unrealized appreciation (depreciation)	117,214,527	(215,579,560)
Net increase (decrease) in net assets resulting from operations	87,647,414	(198,494,712)
Distributions to shareholders from net investment income	(106,662)	(4,585,495)
Share transactions
Proceeds from sales of shares	69,550,688	192,822,217
Reinvestment of distributions	101,426	4,345,896
Cost of shares redeemed	(115,783,138)	(257,558,829)
Net increase (decrease) in net assets resulting from share transactions	(46,131,024)	(60,390,716)
Redemption fees	8,985	43,210
Total increase (decrease) in net assets	41,418,713	(263,427,713)
Net Assets
Beginning of period	435,375,189	698,802,902
End of period	$476,793,902	$435,375,189
Other Information
Undistributed net investment income end of period	$1,383,610	$66,706
Shares
Sold	1,602,990	3,908,817
Issued in reinvestment of distributions	2,462	97,628
Redeemed	(2,632,316)	(5,268,324)
Net increase (decrease)	(1,026,864)	(1,261,879)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Energy Service Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$37.54	$54.34	$86.13	$74.01	$73.01	$85.88
Income from Investment Operations
Net investment income (loss)B	.12	.45	.45	.21	–C	(.09)
Net realized and unrealized gain (loss)	7.46	(16.85)	(23.10)	12.09	1.00	(12.79)
Total from investment operations	7.58	(16.40)	(22.65)	12.30	1.00	(12.88)
Distributions from net investment income	(.01)	(.40)	(.39)	(.18)	–	–
Distributions from net realized gain	–	–	(8.75)	–	–	–
Total distributions	(.01)	(.40)	(9.14)	(.18)	–	–
Redemption fees added to paid in capitalB	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$45.11	$37.54	$54.34	$86.13	$74.01	$73.01
Total ReturnD,E	20.19%	(30.30)%	(27.82)%	16.62%	1.37%	(14.99)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%H	.85%	.79%	.80%	.82%	.82%
Expenses net of fee waivers, if any	.86%H	.84%	.79%	.80%	.82%	.82%
Expenses net of all reductions	.85%H	.81%	.79%	.80%	.81%	.81%
Net investment income (loss)	.57%H	.92%	.56%	.26%	.01%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$476,794	$435,375	$698,803	$1,047,980	$1,236,403	$1,382,288
Portfolio turnover rateI	62%H	58%	55%	34%	49%	74%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Baker Hughes, Inc.	10.5	12.1
ConocoPhillips Co.	7.1	0.0
Encana Corp.	6.0	7.3
Devon Energy Corp.	6.0	7.9
Anadarko Petroleum Corp.	5.2	3.1
Schlumberger Ltd.	5.1	7.3
Marathon Oil Corp.	4.4	5.0
TransCanada Corp.	4.2	0.0
Boardwalk Pipeline Partners, LP	4.2	5.8
Halliburton Co.	3.7	0.0
	56.4

Top Industries (% of fund's net assets)

As of August 31, 2016
Oil, Gas & Consumable Fuels	67.2%
Energy Equipment & Services	25.0%
Gas Utilities	4.6%
All Others*	3.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Oil, Gas & Consumable Fuels	61.6%
Energy Equipment & Services	30.3%
Gas Utilities	6.9%
All Others*	1.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Natural Gas Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Energy Equipment & Services - 25.0%
Oil & Gas Drilling - 2.2%
Archer (a)(b)	471,159	$224,476
Nabors Industries Ltd.	569,300	5,658,842
Patterson-UTI Energy, Inc.	135,000	2,631,150
		8,514,468
Oil & Gas Equipment & Services - 22.8%
Baker Hughes, Inc.	836,300	41,087,418
Era Group, Inc. (a)	189,600	1,382,184
Exterran Corp. (a)	420,200	5,937,426
Forum Energy Technologies, Inc. (a)	54,000	948,780
Halliburton Co.	340,000	14,623,400
National Oilwell Varco, Inc.	47,200	1,583,088
Oil States International, Inc. (a)	27,200	843,744
Schlumberger Ltd.	254,432	20,100,128
Superior Energy Services, Inc.	150,300	2,529,549
Weatherford International Ltd. (a)	150,400	822,688
		89,858,405

TOTAL ENERGY EQUIPMENT & SERVICES		98,372,873

Gas Utilities - 4.6%
Gas Utilities - 4.6%
Atmos Energy Corp.	51,361	3,785,306
UGI Corp.	313,200	14,244,336
		18,029,642
Oil, Gas & Consumable Fuels - 67.2%
Oil & Gas Exploration & Production - 56.8%
Advantage Oil & Gas Ltd. (a)	2,021,100	13,793,537
Anadarko Petroleum Corp.	383,800	20,521,786
Athabasca Oil Corp. (a)	1,260,700	1,192,060
Cabot Oil & Gas Corp.	69,324	1,707,450
Cimarex Energy Co.	71,800	9,490,524
ConocoPhillips Co.	679,700	27,901,685
Continental Resources, Inc. (a)	73,800	3,539,448
Crescent Point Energy Corp. (b)	506,400	7,645,814
Crew Energy, Inc. (a)	2,636,400	13,348,861
Crown Point Energy, Inc. (a)(c)	181,658	7,619
Crown Point Energy, Inc. rights 9/23/16 (a)	181,658	693
Devon Energy Corp.	543,446	23,547,515
Encana Corp.	2,468,600	23,567,845
EQT Corp.	86,900	6,213,350
Gulfport Energy Corp. (a)	93,400	2,671,240
Hess Corp.	247,300	13,428,390
Lekoil Ltd. (a)	5,380,400	1,201,096
Marathon Oil Corp.	1,155,300	17,352,606
Noble Energy, Inc.	161,800	5,578,864
Northern Blizzard Resources, Inc. (b)	1,892,200	5,829,257
PDC Energy, Inc. (a)	32,600	2,164,640
Rice Energy, Inc. (a)	184,900	4,862,870
Savannah Petroleum PLC (a)	4,767,600	1,925,127
Southwestern Energy Co. (a)	50,400	701,064
Surge Energy, Inc. (b)	4,224,500	7,376,929
Whiting Petroleum Corp. (a)(b)	1,038,600	7,571,394
		223,141,664
Oil & Gas Storage & Transport - 10.4%
Boardwalk Pipeline Partners, LP	1,014,400	16,463,712
Spectra Energy Corp.	97,200	3,462,264
Teekay Tankers Ltd.	635,400	1,658,394
The Williams Companies, Inc.	104,300	2,914,142
TransCanada Corp.	364,000	16,506,848
		41,005,360

TOTAL OIL, GAS & CONSUMABLE FUELS		264,147,024

TOTAL COMMON STOCKS
(Cost $513,314,524)		380,549,539

Money Market Funds - 8.8%
Fidelity Cash Central Fund, 0.42% (d)	11,697,934	11,697,934
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	22,844,539	22,844,539
TOTAL MONEY MARKET FUNDS
(Cost $34,542,473)		34,542,473
TOTAL INVESTMENT PORTFOLIO - 105.6%
(Cost $547,856,997)		415,092,012
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(21,998,447)
NET ASSETS - 100%		$393,093,565

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,619 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,639
Fidelity Securities Lending Cash Central Fund	97,675
Total	$124,314

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	69.2%
Canada	22.8%
Curacao	5.1%
Bermuda	1.5%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,187,500) — See accompanying schedule: Unaffiliated issuers (cost $513,314,525)	$380,549,540
Fidelity Central Funds (cost $34,542,472)	34,542,472
Total Investments (cost $547,856,997)		$415,092,012
Cash		2,424
Receivable for investments sold		2,008,031
Receivable for fund shares sold		892,791
Dividends receivable		333,392
Distributions receivable from Fidelity Central Funds		19,999
Prepaid expenses		3,270
Other receivables		22,863
Total assets		418,374,782
Liabilities
Payable for investments purchased	$1,614,278
Payable for fund shares redeemed	501,148
Accrued management fee	180,103
Other affiliated payables	99,168
Other payables and accrued expenses	41,981
Collateral on securities loaned, at value	22,844,539
Total liabilities		25,281,217
Net Assets		$393,093,565
Net Assets consist of:
Paid in capital		$961,498,025
Distributions in excess of net investment income		(1,702,370)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(433,936,933)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(132,765,157)
Net Assets, for 15,386,142 shares outstanding		$393,093,565
Net Asset Value, offering price and redemption price per share ($393,093,565 ÷ 15,386,142 shares)		$25.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$2,552,441
Income from Fidelity Central Funds		124,314
Total income		2,676,755
Expenses
Management fee	$1,015,760
Transfer agent fees	502,426
Accounting and security lending fees	75,612
Custodian fees and expenses	7,134
Independent trustees' fees and expenses	4,233
Registration fees	24,191
Audit	19,362
Legal	1,878
Interest	97
Miscellaneous	2,383
Total expenses before reductions	1,653,076
Expense reductions	(10,843)	1,642,233
Net investment income (loss)		1,034,522
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,138,143)
Foreign currency transactions	(7,683)
Total net realized gain (loss)		(4,145,826)
Change in net unrealized appreciation (depreciation) on: Investment securities	116,877,850
Assets and liabilities in foreign currencies	(261)
Total change in net unrealized appreciation (depreciation)		116,877,589
Net gain (loss)		112,731,763
Net increase (decrease) in net assets resulting from operations		$113,766,285

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,034,522	$4,910,158
Net realized gain (loss)	(4,145,826)	(90,294,465)
Change in net unrealized appreciation (depreciation)	116,877,589	(114,969,972)
Net increase (decrease) in net assets resulting from operations	113,766,285	(200,354,279)
Distributions to shareholders from net investment income	(428,987)	(5,529,387)
Distributions to shareholders from net realized gain	(399,401)	–
Total distributions	(828,388)	(5,529,387)
Share transactions
Proceeds from sales of shares	130,553,945	114,790,165
Reinvestment of distributions	756,176	5,201,186
Cost of shares redeemed	(107,179,802)	(188,439,341)
Net increase (decrease) in net assets resulting from share transactions	24,130,319	(68,447,990)
Redemption fees	35,158	37,159
Total increase (decrease) in net assets	137,103,374	(274,294,497)
Net Assets
Beginning of period	255,990,191	530,284,688
End of period	$393,093,565	$255,990,191
Other Information
Distributions in excess of net investment income end of period	$(1,702,370)	$(2,307,905)
Shares
Sold	5,468,417	4,431,127
Issued in reinvestment of distributions	35,435	253,143
Redeemed	(4,473,555)	(6,872,469)
Net increase (decrease)	1,030,297	(2,188,199)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Natural Gas Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.83	$32.05	$39.16	$32.86	$32.91	$36.50
Income from Investment Operations
Net investment income (loss)B	.07	.33	.34	.35	.30	.26
Net realized and unrealized gain (loss)	7.71	(14.16)	(7.03)	6.61	(.03)C	(3.56)
Total from investment operations	7.78	(13.83)	(6.69)	6.96	.27	(3.30)
Distributions from net investment income	(.03)	(.39)	(.38)	(.33)	(.27)	(.29)
Distributions from net realized gain	(.03)	–	(.04)	(.32)	(.05)	–
Total distributions	(.06)	(.39)	(.42)	(.66)D	(.32)	(.29)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$25.55	$17.83	$32.05	$39.16	$32.86	$32.91
Total ReturnF,G	43.67%	(43.29)%	(17.15)%	21.28%	.86%C	(9.03)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.89%J	.89%	.82%	.84%	.87%	.86%
Expenses net of fee waivers, if any	.89%J	.88%	.82%	.84%	.87%	.86%
Expenses net of all reductions	.89%J	.88%	.82%	.84%	.86%	.86%
Net investment income (loss)	.56%J	1.24%	.84%	.98%	.96%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$393,094	$255,990	$530,285	$840,514	$650,073	$743,680
Portfolio turnover rateK	79%J	62%	147%L	135%	107%	63%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been .75%.

 D Total distributions of $.66 per share is comprised of distributions from net investment income of $.332 and distributions from net realized gain of $.324 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	6.7	10.0
EOG Resources, Inc.	6.3	7.1
Baker Hughes, Inc.	5.1	3.8
Newfield Exploration Co.	3.3	2.9
Diamondback Energy, Inc.	3.2	3.3
Rice Energy, Inc.	2.9	0.2
Cimarex Energy Co.	2.9	4.0
Noble Energy, Inc.	2.8	4.1
Anadarko Petroleum Corp.	2.7	2.5
Pioneer Natural Resources Co.	2.4	2.8
	38.3

Top Industries (% of fund's net assets)

As of August 31, 2016
Oil, Gas & Consumable Fuels	68.2%
Energy Equipment & Services	16.8%
Metals & Mining	6.6%
Containers & Packaging	5.1%
Chemicals	1.2%
All Others*	2.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Oil, Gas & Consumable Fuels	64.8%
Energy Equipment & Services	20.9%
Containers & Packaging	6.2%
Metals & Mining	4.0%
Chemicals	2.1%
All Others*	2.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Natural Resources Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Chemicals - 1.2%
Commodity Chemicals - 1.0%
LyondellBasell Industries NV Class A	110,500	$8,717,345
Diversified Chemicals - 0.2%
Ingevity Corp. (a)	42,650	1,892,807

TOTAL CHEMICALS		10,610,152

Containers & Packaging - 5.1%
Metal & Glass Containers - 2.0%
Ball Corp.	160,500	12,709,995
Berry Plastics Group, Inc. (a)	90,800	4,121,412
		16,831,407
Paper Packaging - 3.1%
Graphic Packaging Holding Co.	400,900	5,748,906
Packaging Corp. of America	111,100	8,735,793
WestRock Co.	252,400	12,089,960
		26,574,659

TOTAL CONTAINERS & PACKAGING		43,406,066

Electric Utilities - 0.3%
Electric Utilities - 0.3%
DONG Energy A/S	56,000	2,221,736
Energy Equipment & Services - 16.8%
Oil & Gas Drilling - 0.4%
Odfjell Drilling A/S (a)	701,200	601,672
Trinidad Drilling Ltd.	220,400	423,523
Xtreme Drilling & Coil Services Corp. (a)	1,009,400	1,847,308
		2,872,503
Oil & Gas Equipment & Services - 16.4%
Baker Hughes, Inc.	880,600	43,263,878
Dril-Quip, Inc. (a)	108,325	6,019,620
Exterran Corp. (a)	21,000	296,730
Frank's International NV (b)	438,900	5,042,961
Halliburton Co.	310,200	13,341,702
Newpark Resources, Inc. (a)	803,000	5,669,180
Oceaneering International, Inc.	187,200	4,964,544
RigNet, Inc. (a)	66,800	843,016
Schlumberger Ltd.	718,065	56,727,135
Superior Energy Services, Inc.	48,000	807,840
Tesco Corp.	197,700	1,346,337
Total Energy Services, Inc.	100,800	999,237
U.S. Silica Holdings, Inc.	11,800	463,150
		139,785,330

TOTAL ENERGY EQUIPMENT & SERVICES		142,657,833

Independent Power and Renewable Electricity Producers - 0.7%
Renewable Electricity - 0.7%
NextEra Energy Partners LP	206,500	6,015,345
Metals & Mining - 6.6%
Diversified Metals & Mining - 0.5%
Hi-Crush Partners LP	276,100	3,799,136
Gold - 4.5%
B2Gold Corp. (a)	1,178,500	2,965,571
Franco-Nevada Corp.	28,500	1,991,349
New Gold, Inc. (a)	2,230,600	10,715,861
Randgold Resources Ltd. sponsored ADR (b)	130,573	12,228,161
Tahoe Resources, Inc.	825,300	10,767,792
		38,668,734
Silver - 1.6%
Silver Wheaton Corp.	550,700	13,958,569

TOTAL METALS & MINING		56,426,439

Oil, Gas & Consumable Fuels - 68.2%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc. (b)	154,200	2,812,608
Integrated Oil & Gas - 3.9%
Chevron Corp.	149,100	14,996,478
Exxon Mobil Corp.	184,300	16,059,902
Suncor Energy, Inc.	85,300	2,313,000
		33,369,380
Oil & Gas Exploration & Production - 51.2%
Anadarko Petroleum Corp.	432,600	23,131,122
Apache Corp.	184,600	9,174,620
Bankers Petroleum Ltd. (a)	411,800	593,489
Cabot Oil & Gas Corp.	248,200	6,113,166
Callon Petroleum Co. (a)	392,100	5,705,055
Canadian Natural Resources Ltd.	420,100	13,047,638
Carrizo Oil & Gas, Inc. (a)	336,200	12,873,098
Chesapeake Energy Corp. (a)	298,800	1,897,380
Cimarex Energy Co.	183,800	24,294,684
Clayton Williams Energy, Inc. (a)(b)	10,300	650,033
Concho Resources, Inc. (a)	154,500	19,961,400
ConocoPhillips Co.	143,300	5,882,465
Continental Resources, Inc. (a)	274,300	13,155,428
Denbury Resources, Inc.	62,700	193,116
Devon Energy Corp.	288,800	12,513,704
Diamondback Energy, Inc.	284,200	27,070,050
Eclipse Resources Corp. (a)(b)	200,272	682,928
EOG Resources, Inc.	610,200	53,996,598
EQT Corp.	10,200	729,300
Evolution Petroleum Corp.	78,400	444,528
Gran Tierra Energy, Inc. (Canada) (a)	310,800	872,155
Hess Corp.	129,600	7,037,280
Marathon Oil Corp.	1,091,300	16,391,326
Matador Resources Co. (a)	15,400	353,430
Murphy Oil Corp.	70,500	1,883,760
Newfield Exploration Co. (a)	650,700	28,214,352
Noble Energy, Inc.	684,700	23,608,456
Oasis Petroleum, Inc. (a)	166,500	1,578,420
Parsley Energy, Inc. Class A (a)	434,800	14,717,980
PDC Energy, Inc. (a)	174,900	11,613,360
Pioneer Natural Resources Co.	114,400	20,483,320
PrairieSky Royalty Ltd.	8,038	157,524
QEP Resources, Inc.	291,900	5,575,290
Rice Energy, Inc. (a)	928,999	24,432,674
Ring Energy, Inc. (a)	243,900	2,419,488
RSP Permian, Inc. (a)	123,600	4,826,580
Seven Generations Energy Ltd. (a)	466,200	10,736,038
SM Energy Co.	514,900	19,504,412
Southwestern Energy Co. (a)	198,200	2,756,962
TAG Oil Ltd. (a)	615,100	389,304
Whiting Petroleum Corp. (a)(b)	830,100	6,051,429
		435,713,342
Oil & Gas Refining & Marketing - 5.5%
Keyera Corp.	262,700	8,110,968
Phillips 66 Co.	239,500	18,788,775
Valero Energy Corp.	264,400	14,634,540
World Fuel Services Corp.	112,820	5,029,516
		46,563,799
Oil & Gas Storage & Transport - 7.3%
Cheniere Energy Partners LP Holdings LLC	162,100	3,272,799
Cheniere Energy, Inc. (a)	333,200	14,294,280
Enterprise Products Partners LP	253,900	6,702,960
Gener8 Maritime, Inc. (a)	59,600	298,596
Golar LNG Ltd. (b)	166,100	3,459,863
Magellan Midstream Partners LP	43,400	3,052,322
Rice Midstream Partners LP	274,000	6,263,640
Shell Midstream Partners LP	79,000	2,407,130
Targa Resources Corp.	183,300	7,988,214
Teekay LNG Partners LP	50,500	652,965
The Williams Companies, Inc.	425,800	11,896,852
Williams Partners LP	56,400	2,148,840
		62,438,461

TOTAL OIL, GAS & CONSUMABLE FUELS		580,897,590

TOTAL COMMON STOCKS
(Cost $733,654,642)		842,235,161

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.42% (c)	9,131,525	9,131,525
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	22,524,761	22,524,761
TOTAL MONEY MARKET FUNDS
(Cost $31,656,286)		31,656,286
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $765,310,928)		873,891,447
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(22,202,664)
NET ASSETS - 100%		$851,688,783

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,945
Fidelity Securities Lending Cash Central Fund	87,646
Total	$109,591

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.0%
Canada	9.4%
Curacao	6.7%
Netherlands	1.6%
Bailiwick of Jersey	1.4%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,678,451) — See accompanying schedule: Unaffiliated issuers (cost $733,654,642)	$842,235,161
Fidelity Central Funds (cost $31,656,286)	31,656,286
Total Investments (cost $765,310,928)		$873,891,447
Receivable for investments sold		844,620
Receivable for fund shares sold		990,483
Dividends receivable		711,512
Distributions receivable from Fidelity Central Funds		35,062
Prepaid expenses		6,622
Other receivables		38,632
Total assets		876,518,378
Liabilities
Payable for investments purchased	$854,625
Payable for fund shares redeemed	825,887
Accrued management fee	389,618
Other affiliated payables	183,843
Other payables and accrued expenses	50,861
Collateral on securities loaned, at value	22,524,761
Total liabilities		24,829,595
Net Assets		$851,688,783
Net Assets consist of:
Paid in capital		$946,378,294
Undistributed net investment income		1,323,378
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(204,592,448)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		108,579,559
Net Assets, for 30,024,921 shares outstanding		$851,688,783
Net Asset Value, offering price and redemption price per share ($851,688,783 ÷ 30,024,921 shares)		$28.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$4,708,245
Income from Fidelity Central Funds		109,591
Total income		4,817,836
Expenses
Management fee	$2,023,547
Transfer agent fees	896,584
Accounting and security lending fees	133,385
Custodian fees and expenses	14,767
Independent trustees' fees and expenses	7,293
Registration fees	42,765
Audit	27,455
Legal	3,796
Miscellaneous	4,413
Total expenses before reductions	3,154,005
Expense reductions	(42,919)	3,111,086
Net investment income (loss)		1,706,750
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,938,438)
Foreign currency transactions	26,474
Total net realized gain (loss)		(5,911,964)
Change in net unrealized appreciation (depreciation) on: Investment securities	175,148,311
Assets and liabilities in foreign currencies	(1,138)
Total change in net unrealized appreciation (depreciation)		175,147,173
Net gain (loss)		169,235,209
Net increase (decrease) in net assets resulting from operations		$170,941,959

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,706,750	$4,105,693
Net realized gain (loss)	(5,911,964)	(160,381,666)
Change in net unrealized appreciation (depreciation)	175,147,173	(56,066,991)
Net increase (decrease) in net assets resulting from operations	170,941,959	(212,342,964)
Distributions to shareholders from net investment income	(204,863)	(3,939,288)
Distributions to shareholders from net realized gain	(2,074,553)	–
Total distributions	(2,279,416)	(3,939,288)
Share transactions
Proceeds from sales of shares	316,202,034	117,724,498
Reinvestment of distributions	2,179,169	3,714,770
Cost of shares redeemed	(98,243,324)	(203,387,401)
Net increase (decrease) in net assets resulting from share transactions	220,137,879	(81,948,133)
Redemption fees	19,039	21,844
Total increase (decrease) in net assets	388,819,461	(298,208,541)
Net Assets
Beginning of period	462,869,322	761,077,863
End of period	$851,688,783	$462,869,322
Other Information
Undistributed net investment income end of period	$1,323,378	$–
Distributions in excess of net investment income end of period	$–	$(178,509)
Shares
Sold	12,385,735	4,300,582
Issued in reinvestment of distributions	88,324	161,442
Redeemed	(3,678,940)	(7,401,435)
Net increase (decrease)	8,795,119	(2,939,411)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Natural Resources Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$21.80	$31.49	$37.85	$34.10	$35.36	$39.07
Income from Investment Operations
Net investment income (loss)B	.06	.18	.21	.20	.28	.20
Net realized and unrealized gain (loss)	6.60	(9.69)	(4.55)	4.52	(1.45)	(3.59)
Total from investment operations	6.66	(9.51)	(4.34)	4.72	(1.17)	(3.39)
Distributions from net investment income	(.01)	(.18)	(.15)	(.10)	(.09)	(.26)
Distributions from net realized gain	(.08)	–	(1.87)	(.88)	–	(.06)
Total distributions	(.09)	(.18)	(2.02)	(.97)C	(.09)	(.32)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$28.37	$21.80	$31.49	$37.85	$34.10	$35.36
Total ReturnE,F	30.61%	(30.22)%	(11.45)%	13.97%	(3.30)%	(8.63)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.86%	.82%	.84%	.86%	.84%
Expenses net of fee waivers, if any	.85%I	.86%	.82%	.84%	.85%	.84%
Expenses net of all reductions	.84%I	.85%	.82%	.83%	.84%	.84%
Net investment income (loss)	.46%I	.66%	.55%	.54%	.89%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$851,689	$462,869	$761,078	$949,394	$1,054,528	$1,430,581
Portfolio turnover rateJ	98%I	78%	87%	99%	76%	88%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $0.95 and distributions from net realized gain of $.877 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). Energy Portfolio, Energy Service Portfolio and Natural Gas Portfolio are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Natural Resources Portfolio may also invest in certain precious metals.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Energy Portfolio	$2,051,880,516	$489,750,675	$(114,126,047)	$375,624,628
Energy Service Portfolio	557,505,023	76,687,929	(141,963,339)	(65,275,410)
Natural Gas Portfolio	552,163,649	21,100,294	(158,171,931)	(137,071,637)
Natural Resources Portfolio	780,592,900	148,265,191	(54,966,644)	93,298,547

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Natural Gas Portfolio	(60,545,261)	(215,752,708)	(276,297,969)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Energy Portfolio	$(228,355,906)	$(123,678,802)	$(352,034,708)	$(352,034,708)
Energy Service Portfolio	(9,623,267)	(–)	(9,623,267)	(9,623,267)
Natural Gas Portfolio	(84,706,662)	(64,905,901)	(149,612,563)	(425,910,532)
Natural Resources Portfolio	(83,072,909)	(96,599,485)	(179,672,394)	(179,672,394)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	1,194,795,661	1,323,735,125
Energy Service Portfolio	151,965,292	197,721,424
Natural Gas Portfolio	153,331,014	138,161,353
Natural Resources Portfolio	565,299,946	352,029,619

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.25%	.55%
Energy Service Portfolio	.30%	.25%	.55%
Natural Gas Portfolio	.30%	.25%	.55%
Natural Resources Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.20%
Energy Service Portfolio	.24%
Natural Gas Portfolio	.27%
Natural Resources Portfolio	.24%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$50,114
Energy Service Portfolio	14,231
Natural Gas Portfolio	3,844
Natural Resource Portfolio	26,633

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end,there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$10,476,000.59%		$1,720
Energy Service Portfolio	Borrower	$2,647,778.62%		$824
Natural Gas Portfolio	Borrower	$5,797,000.60%		$97

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Energy Portfolio	$2,982
Energy Service Portfolio	670
Natural Gas Portfolio	460
Natural Resources Portfolio	880

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Energy Portfolio	$140,680
Energy Service Portfolio	$65,976
Natural Gas Portfolio	$97,675
Natural Resources Portfolio	$87,646

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Service Portfolio	$1,510,000.91%		$76

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Energy Portfolio	$158,363	$211
Energy Service Portfolio	27,174	–
Natural Gas Portfolio	9,785	27
Natural Resources Portfolio	41,039	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Energy Portfolio	$6,477
Energy Service Portfolio	1,736
Natural Gas Portfolio	1,031
Natural Resources Portfolio	1,880

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Fund:

% of Shares held
Energy Portfolio	26%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Energy Portfolio	.80%
Actual		$1,000.00	$1,304.50	$4.65
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Energy Service Portfolio	.86%
Actual		$1,000.00	$1,201.90	$4.77
Hypothetical-C		$1,000.00	$1,020.87	$4.38
Natural Gas Portfolio	.89%
Actual		$1,000.00	$1,436.70	$5.47
Hypothetical-C		$1,000.00	$1,020.72	$4.53
Natural Resources Portfolio	.85%
Actual		$1,000.00	$1,306.10	$4.94
Hypothetical-C		$1,000.00	$1,020.92	$4.33

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELNR-SANN-1016
1.813654.111

Fidelity® Select Portfolios®
Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio

Industrial Equipment Portfolio

Industrials Portfolio

Transportation Portfolio

Semi-Annual Report

August 31, 2016

Contents

Air Transportation Portfolio
Investment Summary
Investments
Financial Statements
Defense and Aerospace Portfolio
Investment Summary
Investments
Financial Statements
Environment and Alternative Energy Portfolio
Investment Summary
Investments
Financial Statements
Industrial Equipment Portfolio
Investment Summary
Investments
Financial Statements
Industrials Portfolio
Investment Summary
Investments
Financial Statements
Transportation Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Air Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
United Parcel Service, Inc. Class B	12.4	7.2
FedEx Corp.	9.1	4.5
The Boeing Co.	9.1	6.2
American Airlines Group, Inc.	7.9	6.5
Textron, Inc.	5.3	3.7
Delta Air Lines, Inc.	4.5	9.1
Southwest Airlines Co.	4.4	8.0
Spirit AeroSystems Holdings, Inc. Class A	4.1	5.4
United Continental Holdings, Inc.	3.9	5.1
BE Aerospace, Inc.	3.2	3.8
	63.9

Top Industries (% of fund's net assets)

As of August 31, 2016
Airlines	40.0%
Aerospace & Defense	29.3%
Air Freight & Logistics	28.5%
Machinery	0.8%
Transportation Infrastructure	0.8%
All Others*	0.6%

As of February 29, 2016
Airlines	47.4%
Aerospace & Defense	26.2%
Air Freight & Logistics	22.3%
Machinery	0.5%
Transportation Infrastructure	0.4%
All Others*	3.2%

 * Includes short-term investments and net other assets (liabilities).

Air Transportation Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Aerospace & Defense - 27.3%
Aerospace & Defense - 27.3%
BE Aerospace, Inc.	178,600	$9,028,230
Bombardier, Inc. Class B (sub. vtg.) (a)	1,061,800	1,740,788
Moog, Inc. Class A (a)	47,400	2,796,126
Rockwell Collins, Inc.	37,000	3,096,530
Spirit AeroSystems Holdings, Inc. Class A (a)	247,600	11,345,032
Textron, Inc.	359,000	14,665,150
The Boeing Co.	195,200	25,268,640
TransDigm Group, Inc. (a)	7,000	1,996,330
Triumph Group, Inc.	193,200	6,155,352
		76,092,178
Air Freight & Logistics - 28.5%
Air Freight & Logistics - 28.5%
Air Transport Services Group, Inc. (a)	76,200	1,103,376
Atlas Air Worldwide Holdings, Inc. (a)	77,400	2,874,636
C.H. Robinson Worldwide, Inc.	38,100	2,644,902
Expeditors International of Washington, Inc.	80,700	4,087,455
FedEx Corp.	153,700	25,349,741
Forward Air Corp.	101,100	4,658,688
Hub Group, Inc. Class A (a)	45,278	1,845,079
Park-Ohio Holdings Corp.	17,990	663,471
United Parcel Service, Inc. Class B	315,200	34,426,144
XPO Logistics, Inc. (a)(b)	44,000	1,575,200
		79,228,692
Airlines - 40.0%
Airlines - 40.0%
Air Canada (a)	325,100	2,221,211
Alaska Air Group, Inc.	81,200	5,483,436
Allegiant Travel Co.	33,700	4,658,688
American Airlines Group, Inc.	607,600	22,055,880
Chorus Aviation, Inc. Class B	514,046	2,347,976
Dart Group PLC	94,086	554,426
Delta Air Lines, Inc.	342,702	12,594,299
Exchange Income Corp. (b)	128,100	3,356,349
Hawaiian Holdings, Inc. (a)	105,600	4,961,088
JetBlue Airways Corp. (a)	211,900	3,379,805
LATAM Airlines Group SA sponsored ADR (a)(b)	179,600	1,458,352
Ryanair Holdings PLC sponsored ADR	105,200	7,638,572
SkyWest, Inc.	144,400	4,076,412
Southwest Airlines Co.	331,700	12,233,096
Spirit Airlines, Inc. (a)	144,000	5,758,560
United Continental Holdings, Inc. (a)	216,285	10,902,927
Virgin America, Inc. (a)(b)	23,000	1,280,870
WestJet Airlines Ltd.	348,600	6,432,911
		111,394,858
Machinery - 0.8%
Industrial Machinery - 0.8%
Global Brass & Copper Holdings, Inc.	45,987	1,290,855
TriMas Corp. (a)	44,700	857,346
		2,148,201
Transportation Infrastructure - 0.8%
Airport Services - 0.8%
Wesco Aircraft Holdings, Inc. (a)	152,600	2,096,724
TOTAL COMMON STOCKS
(Cost $216,105,096)		270,960,653

Nonconvertible Preferred Stocks - 2.0%
Aerospace & Defense - 2.0%
Aerospace & Defense - 2.0%
Embraer SA sponsored ADR
(Cost $7,884,023)	309,700	5,453,817

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.42% (c)	1,814,466	1,814,466
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	6,802,600	6,802,600
TOTAL MONEY MARKET FUNDS
(Cost $8,617,066)		8,617,066
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $232,606,185)		285,031,536
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(6,840,077)
NET ASSETS - 100%		$278,191,459

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,698
Fidelity Securities Lending Cash Central Fund	15,258
Total	$29,956

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Canada	5.7%
Ireland	2.7%
Brazil	2.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,506,535) — See accompanying schedule: Unaffiliated issuers (cost $223,989,119)	$276,414,470
Fidelity Central Funds (cost $8,617,066)	8,617,066
Total Investments (cost $232,606,185)		$285,031,536
Receivable for fund shares sold		103,262
Dividends receivable		488,687
Distributions receivable from Fidelity Central Funds		5,628
Prepaid expenses		2,361
Other receivables		3,289
Total assets		285,634,763
Liabilities
Payable for fund shares redeemed	$423,122
Accrued management fee	129,049
Other affiliated payables	67,680
Other payables and accrued expenses	20,853
Collateral on securities loaned, at value	6,802,600
Total liabilities		7,443,304
Net Assets		$278,191,459
Net Assets consist of:
Paid in capital		$232,680,087
Undistributed net investment income		1,007,178
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,920,965)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,425,159
Net Assets, for 4,380,388 shares outstanding		$278,191,459
Net Asset Value, offering price and redemption price per share ($278,191,459 ÷ 4,380,388 shares)		$63.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$2,341,097
Income from Fidelity Central Funds		29,956
Total income		2,371,053
Expenses
Management fee	$886,254
Transfer agent fees	375,981
Accounting and security lending fees	63,288
Custodian fees and expenses	7,044
Independent trustees' fees and expenses	3,590
Registration fees	22,178
Audit	19,525
Legal	2,243
Miscellaneous	2,262
Total expenses before reductions	1,382,365
Expense reductions	(18,490)	1,363,875
Net investment income (loss)		1,007,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	$2,755,938
Foreign currency transactions	4,028
Total net realized gain (loss)		2,759,966
Change in net unrealized appreciation (depreciation) on: Investment securities	10,350,718
Assets and liabilities in foreign currencies	(218)
Total change in net unrealized appreciation (depreciation)		10,350,500
Net gain (loss)		13,110,466
Net increase (decrease) in net assets resulting from operations		$14,117,644

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,007,178	$1,145,020
Net realized gain (loss)	2,759,966	30,519,699
Change in net unrealized appreciation (depreciation)	10,350,500	(74,887,574)
Net increase (decrease) in net assets resulting from operations	14,117,644	(43,222,855)
Distributions to shareholders from net investment income	–	(1,079,296)
Distributions to shareholders from net realized gain	–	(32,093,843)
Total distributions	–	(33,173,139)
Share transactions
Proceeds from sales of shares	46,613,218	137,284,032
Reinvestment of distributions	–	31,915,068
Cost of shares redeemed	(108,174,921)	(483,119,513)
Net increase (decrease) in net assets resulting from share transactions	(61,561,703)	(313,920,413)
Redemption fees	5,373	21,121
Total increase (decrease) in net assets	(47,438,686)	(390,295,286)
Net Assets
Beginning of period	325,630,145	715,925,431
End of period	$278,191,459	$325,630,145
Other Information
Undistributed net investment income end of period	$1,007,178	$–
Shares
Sold	733,623	1,988,815
Issued in reinvestment of distributions	–	510,043
Redeemed	(1,726,312)	(6,920,418)
Net increase (decrease)	(992,689)	(4,421,560)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Air Transportation Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$60.60	$73.09	$61.02	$43.97	$38.12	$43.05
Income from Investment Operations
Net investment income (loss)B	.19	.18	.20C	.12	.21D	.05
Net realized and unrealized gain (loss)	2.72	(6.82)	13.09	18.28	6.44	.46
Total from investment operations	2.91	(6.64)	13.29	18.40	6.65	.51
Distributions from net investment income	–	(.17)	(.08)	(.06)	(.15)	(.05)
Distributions from net realized gain	–	(5.68)	(1.14)	(1.30)	(.66)	(5.39)
Total distributions	–	(5.85)	(1.23)E	(1.36)	(.80)F	(5.44)
Redemption fees added to paid in capitalB	–G	–G	.01	.01	–G	–G
Net asset value, end of period	$63.51	$60.60	$73.09	$61.02	$43.97	$38.12
Total ReturnH,I	4.80%	(9.24)%	21.93%	42.26%	17.62%	2.01%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.86%L	.83%	.83%	.87%	.94%	.96%
Expenses net of fee waivers, if any	.86%L	.83%	.83%	.87%	.94%	.96%
Expenses net of all reductions	.85%L	.82%	.83%	.86%	.92%	.95%
Net investment income (loss)	.61%L	.27%	.30%C	.22%	.54%D	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$278,191	$325,630	$715,925	$350,960	$90,837	$72,652
Portfolio turnover rateM	85%L	97%	65%N	125%	74%	102%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.04) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%.

 E Total distributions of $1.23 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $1.144 per share.

 F Total distributions of $.80 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.655 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The fund indirectly bears it proportionate share of the expenses of any underlying Fidelity Central Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in kind.

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	12.9	14.5
Northrop Grumman Corp.	8.8	8.0
General Dynamics Corp.	8.4	7.2
The Boeing Co.	6.8	9.5
TransDigm Group, Inc.	6.0	4.5
Lockheed Martin Corp.	5.2	4.8
Huntington Ingalls Industries, Inc.	4.6	4.4
Raytheon Co.	4.4	4.5
Rockwell Collins, Inc.	4.4	4.8
Textron, Inc.	3.9	3.0
	65.4

Top Industries (% of fund's net assets)

As of August 31, 2016
Aerospace & Defense	95.9%
Trading Companies & Distributors	0.8%
IT Services	0.5%
All Others*	2.8%

As of February 29, 2016
Aerospace & Defense	98.4%
All Others*	1.6%

 * Includes short-term investments and net other assets (liabilities).

Defense and Aerospace Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Aerospace & Defense - 95.9%
Aerospace & Defense - 95.9%
Astronics Corp. (a)	377,876	$16,932,624
Astronics Corp. Class B	49,177	2,200,671
BAE Systems PLC	1,054,700	7,453,043
BWX Technologies, Inc.	892,900	34,653,449
Elbit Systems Ltd.	156,700	15,217,137
Engility Holdings, Inc. (a)	747,034	22,411,020
General Dynamics Corp.	577,800	87,952,716
HEICO Corp.	369,247	25,094,026
HEICO Corp. Class A	379,699	21,597,279
Hexcel Corp.	770,700	34,565,895
Honeywell International, Inc.	120,676	14,084,096
Huntington Ingalls Industries, Inc.	290,674	48,010,625
L-3 Communications Holdings, Inc.	34,820	5,181,912
Lockheed Martin Corp.	222,215	53,991,579
Mercury Systems, Inc. (a)	47,300	1,072,764
Moog, Inc. Class A (a)	387,058	22,832,551
Northrop Grumman Corp.	433,400	91,911,138
Orbital ATK, Inc.	422,680	31,882,752
Raytheon Co.	331,006	46,383,871
Rockwell Collins, Inc.	550,867	46,102,059
Spirit AeroSystems Holdings, Inc. Class A (a)	503,300	23,061,206
Teledyne Technologies, Inc. (a)	367,326	39,355,308
Textron, Inc.	996,831	40,720,546
The Boeing Co.	546,131	70,696,658
TransDigm Group, Inc. (a)	218,833	62,408,983
United Technologies Corp.	1,267,201	134,868,203
		1,000,642,111
IT Services - 0.5%
IT Consulting & Other Services - 0.5%
Leidos Holdings, Inc.	128,830	5,218,903
Trading Companies & Distributors - 0.8%
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	306,000	8,990,280
TOTAL COMMON STOCKS
(Cost $736,316,334)		1,014,851,294

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.42% (b)
(Cost $27,875,715)	27,875,715	27,875,715
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $764,192,049)		1,042,727,009
NET OTHER ASSETS (LIABILITIES) - 0.1%		759,877
NET ASSETS - 100%		$1,043,486,886

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,495
Fidelity Securities Lending Cash Central Fund	3,542
Total	$49,037

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,014,851,294	$1,007,398,251	$7,453,043	$--
Money Market Funds	27,875,715	27,875,715	--	--
Total Investments in Securities:	$1,042,727,009	$1,035,273,966	$7,453,043	$--

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $736,316,334)	$1,014,851,294
Fidelity Central Funds (cost $27,875,715)	27,875,715
Total Investments (cost $764,192,049)		$1,042,727,009
Receivable for investments sold		62,914,885
Receivable for fund shares sold		1,485,558
Dividends receivable		2,883,578
Distributions receivable from Fidelity Central Funds		12,204
Prepaid expenses		8,247
Other receivables		31,942
Total assets		1,110,063,423
Liabilities
Payable for investments purchased	$64,486,836
Payable for fund shares redeemed	1,372,062
Accrued management fee	479,062
Other affiliated payables	186,798
Other payables and accrued expenses	55,322
Total liabilities		66,580,080
Net Assets		$1,043,483,343
Net Assets consist of:
Paid in capital		$723,303,196
Undistributed net investment income		3,898,602
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		37,744,952
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		278,536,593
Net Assets, for 8,426,994 shares outstanding		$1,043,483,343
Net Asset Value, offering price and redemption price per share ($1,043,483,343 ÷ 8,426,994 shares)		$123.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$7,691,795
Income from Fidelity Central Funds		49,037
Total income		7,740,832
Expenses
Management fee	$2,673,678
Transfer agent fees	914,512
Accounting fees and expenses	162,712
Custodian fees and expenses	5,037
Independent trustees' fees and expenses	10,330
Registration fees	29,863
Audit	19,525
Legal	5,816
Miscellaneous	6,099
Total expenses before reductions	3,827,572
Expense reductions	(6,265)	3,821,307
Net investment income (loss)		3,919,525
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	$38,524,382
Foreign currency transactions	(9,976)
Total net realized gain (loss)		38,514,406
Change in net unrealized appreciation (depreciation) on: Investment securities	93,593,213
Assets and liabilities in foreign currencies	2,722
Total change in net unrealized appreciation (depreciation)		93,595,935
Net gain (loss)		132,110,341
Net increase (decrease) in net assets resulting from operations		$136,029,866

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,919,525	$8,362,532
Net realized gain (loss)	38,514,406	23,092,585
Change in net unrealized appreciation (depreciation)	93,595,935	(146,985,736)
Net increase (decrease) in net assets resulting from operations	136,029,866	(115,530,619)
Distributions to shareholders from net investment income	(2,034,055)	(7,997,911)
Distributions to shareholders from net realized gain	(4,515,592)	(49,261,334)
Total distributions	(6,549,647)	(57,259,245)
Share transactions
Proceeds from sales of shares	111,751,725	357,700,834
Reinvestment of distributions	6,267,041	54,856,943
Cost of shares redeemed	(89,421,847)	(302,562,366)
Net increase (decrease) in net assets resulting from share transactions	28,596,919	109,995,411
Redemption fees	8,047	36,853
Total increase (decrease) in net assets	158,085,185	(62,757,600)
Net Assets
Beginning of period	885,398,158	948,155,758
End of period	$1,043,483,343	$885,398,158
Other Information
Undistributed net investment income end of period	$3,898,602	$2,013,132
Shares
Sold	933,902	2,974,606
Issued in reinvestment of distributions	54,524	455,738
Redeemed	(753,137)	(2,590,571)
Net increase (decrease)	235,289	839,773

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Defense and Aerospace Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$108.08	$128.97	$122.55	$91.73	$86.02	$78.21
Income from Investment Operations
Net investment income (loss)B	.48	1.08	1.06C	.77	1.17D	.56
Net realized and unrealized gain (loss)	16.08	(14.72)	13.14	36.34	5.94	7.87
Total from investment operations	16.56	(13.64)	14.20	37.11	7.11	8.43
Distributions from net investment income	(.25)	(1.01)	(.97)	(.64)	(1.21)	(.51)
Distributions from net realized gain	(.56)	(6.24)	(6.81)	(5.65)	(.19)	(.12)
Total distributions	(.81)	(7.25)	(7.78)	(6.29)	(1.40)	(.62)E
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$123.83	$108.08	$128.97	$122.55	$91.73	$86.02
Total ReturnG,H	15.37%	(11.08)%	12.53%	40.85%	8.37%	10.87%
Ratios to Average Net AssetsI,J
Expenses before reductions	.79%K	.80%	.79%	.81%	.84%	.86%
Expenses net of fee waivers, if any	.78%K	.79%	.79%	.81%	.84%	.86%
Expenses net of all reductions	.78%K	.79%	.79%	.81%	.83%	.86%
Net investment income (loss)	.80%K	.92%	.90%C	.70%	1.39%D	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,043,487	$885,398	$948,156	$1,023,393	$606,859	$681,154
Portfolio turnover rateL	30%K	52%	20%	48%	56%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.66 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.34 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 E Total distributions of $.62 per share is comprised of distributions from net investment income of $.508 and distributions from net realized gain of $.115 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Honeywell International, Inc.	12.0	12.9
Deere & Co.	5.6	7.7
A.O. Smith Corp.	4.4	4.2
Cummins, Inc.	4.4	3.3
Rockwell Automation, Inc.	3.9	4.4
Innospec, Inc.	3.9	3.7
EnerSys	3.6	3.5
Andritz AG	3.6	3.7
Iberdrola SA	3.5	3.8
Delphi Automotive PLC	3.1	6.2
	48.0

Top Industries (% of fund's net assets)

As of August 31, 2016
Energy Efficiency	50.5%
Renewable & Alternative Energy	14.1%
Food Agriculture & Forestry	10.3%
Pollution Control	8.3%
Environmental Support Services	6.1%
All Others*	10.7%

As of February 29, 2016
Energy Efficiency	49.6%
Renewable & Alternative Energy	12.0%
Pollution Control	8.9%
Environmental Support Services	8.8%
Water Infrastructure & Technologies	8.5%
All Others*	12.2%

 * Includes short-term investments and net other assets (liabilities).

Environment and Alternative Energy Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Energy Efficiency - 50.5%
Buildings Energy Efficiency - 14.2%
A.O. Smith Corp.	42,091	$4,060,940
Apogee Enterprises, Inc.	19,880	962,192
Carlisle Companies, Inc.	10,685	1,120,429
Comfort Systems U.S.A., Inc.	29,690	842,899
Ingersoll-Rand PLC	33,960	2,308,940
Johnson Controls, Inc.	56,395	2,474,613
Lennox International, Inc.	8,421	1,356,370
		13,126,383
Diversified Energy Efficiency - 12.0%
Honeywell International, Inc.	95,647	11,162,962
Industrial Energy Efficiency - 14.1%
EMCOR Group, Inc.	36,468	2,088,158
EnerSys	48,024	3,379,929
ON Semiconductor Corp. (a)	149,739	1,617,181
Regal Beloit Corp.	17,674	1,083,946
Rockwell Automation, Inc.	31,249	3,622,697
VMware, Inc. Class A (a)(b)	17,503	1,283,495
		13,075,406
Transport Energy Efficiency - 10.2%
BorgWarner, Inc.	64,596	2,221,456
Delphi Automotive PLC	40,610	2,869,503
Innospec, Inc.	60,763	3,602,031
Modine Manufacturing Co. (a)	73,150	783,437
		9,476,427

TOTAL ENERGY EFFICIENCY		46,841,178

Environmental Support Services - 6.1%
Diversified Environmental - 6.1%
3M Co.	12,922	2,316,139
MKS Instruments, Inc.	13,743	669,834
Parker Hannifin Corp.	21,536	2,638,806
		5,624,779
Food Agriculture & Forestry - 10.3%
Logistics, Food Safety and Packing - 1.5%
Bunge Ltd.	22,120	1,413,468
Sustainable and Efficient Agriculture - 7.4%
Deere & Co.	61,918	5,235,167
United Natural Foods, Inc. (a)	36,120	1,647,072
		6,882,239
Sustainable Forestry and Plantations - 1.4%
Potlatch Corp.	33,533	1,269,895

TOTAL FOOD AGRICULTURE & FORESTRY		9,565,602

Miscellaneous Environmental - 1.0%
Other Environmental - 1.0%
IBM Corp.	5,895	936,598
Pollution Control - 8.3%
Environmental Testing and Gas - 1.2%
PerkinElmer, Inc.	21,560	1,148,070
Pollution Control Solutions - 7.1%
Cummins, Inc.	32,312	4,058,710
Tenneco, Inc. (a)	44,648	2,492,698
		6,551,408

TOTAL POLLUTION CONTROL		7,699,478

Renewable & Alternative Energy - 14.1%
Other Renewables Equipment - 3.6%
Andritz AG	66,122	3,373,958
Renewable Energy Developers and Independent Power Producers - 9.8%
Hollysys Automation Technologies Ltd. (a)	45,721	973,400
Iberdrola SA	497,331	3,273,012
IDACORP, Inc.	29,480	2,242,544
Portland General Electric Co.	33,821	1,424,202
Wabtec Corp.	15,213	1,165,468
		9,078,626
Solar Energy Generation Equipment - 0.7%
First Solar, Inc. (a)(b)	6,792	256,873
SMA Solar Technology AG (b)	11,264	394,774
		651,647

TOTAL RENEWABLE & ALTERNATIVE ENERGY		13,104,231

Waste Management & Technologies - 2.9%
Recycling and Value Added Waste Processing - 2.9%
Copart, Inc. (a)	33,374	1,702,741
Interface, Inc.	56,293	995,260
		2,698,001
Water Infrastructure & Technologies - 2.5%
Water Infrastructure - 2.5%
Crane Co.	35,828	2,304,394
TOTAL COMMON STOCKS
(Cost $80,742,194)		88,774,261

Cash Equivalents - 6.0%
Fidelity Cash Central Fund, 0.42% (c)	3,891,274	3,891,274
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	1,619,934	1,619,934
TOTAL CASH EQUIVALENTS
(Cost $5,511,208)		5,511,208
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $86,253,402)		94,285,469
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(1,559,727)
NET ASSETS - 100%		$92,725,742

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,943
Fidelity Securities Lending Cash Central Fund	8,615
Total	$15,558

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$2,821,069

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.3%
Austria	3.6%
Spain	3.5%
Bailiwick of Jersey	3.1%
Ireland	2.5%
Bermuda	1.5%
British Virgin Islands	1.1%
Others (Individually Less Than 1%)	0.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,556,064) — See accompanying schedule: Unaffiliated issuers (cost $80,742,194)	$88,774,261
Fidelity Central Funds (cost $5,511,208)	5,511,208
Total Investments (cost $86,253,402)		$94,285,469
Receivable for fund shares sold		167,860
Dividends receivable		201,314
Distributions receivable from Fidelity Central Funds		5,537
Prepaid expenses		707
Other receivables		71
Total assets		94,660,958
Liabilities
Payable for investments purchased	$185,907
Payable for fund shares redeemed	46,329
Accrued management fee	41,491
Other affiliated payables	21,320
Other payables and accrued expenses	20,234
Collateral on securities loaned, at value	1,619,935
Total liabilities		1,935,216
Net Assets		$92,725,742
Net Assets consist of:
Paid in capital		$84,040,416
Undistributed net investment income		454,121
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		200,732
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,030,473
Net Assets, for 4,367,034 shares outstanding		$92,725,742
Net Asset Value, offering price and redemption price per share ($92,725,742 ÷ 4,367,034 shares)		$21.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$850,446
Income from Fidelity Central Funds		15,558
Total income		866,004
Expenses
Management fee	$231,479
Transfer agent fees	108,482
Accounting and security lending fees	16,651
Custodian fees and expenses	5,024
Independent trustees' fees and expenses	901
Registration fees	19,020
Audit	25,137
Legal	493
Miscellaneous	477
Total expenses before reductions	407,664
Expense reductions	(610)	407,054
Net investment income (loss)		458,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	$980,299
Foreign currency transactions	281
Total net realized gain (loss)		980,580
Change in net unrealized appreciation (depreciation) on: Investment securities	11,407,969
Assets and liabilities in foreign currencies	(54)
Total change in net unrealized appreciation (depreciation)		11,407,915
Net gain (loss)		12,388,495
Net increase (decrease) in net assets resulting from operations		$12,847,445

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$458,950	$688,889
Net realized gain (loss)	980,580	(781,724)
Change in net unrealized appreciation (depreciation)	11,407,915	(8,882,304)
Net increase (decrease) in net assets resulting from operations	12,847,445	(8,975,139)
Distributions to shareholders from net investment income	(160,306)	(533,726)
Distributions to shareholders from net realized gain	–	(1,831,107)
Total distributions	(160,306)	(2,364,833)
Share transactions
Proceeds from sales of shares	18,807,421	12,805,231
Reinvestment of distributions	151,691	2,254,180
Cost of shares redeemed	(12,353,328)	(18,861,388)
Net increase (decrease) in net assets resulting from share transactions	6,605,784	(3,801,977)
Redemption fees	611	1,482
Total increase (decrease) in net assets	19,293,534	(15,140,467)
Net Assets
Beginning of period	73,432,208	88,572,675
End of period	$92,725,742	$73,432,208
Other Information
Undistributed net investment income end of period	$454,121	$155,477
Shares
Sold	939,451	657,036
Issued in reinvestment of distributions	7,646	111,117
Redeemed	(615,048)	(963,138)
Net increase (decrease)	332,049	(194,985)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Environment and Alternative Energy Portfolio

	Six months ended (Unaudited) August 31,	Year ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$18.20	$20.94	$23.36	$18.12	$16.32	$19.19
Income from Investment Operations
Net investment income (loss)B	.11	.17	.16	.14	.18	.20
Net realized and unrealized gain (loss)	2.96	(2.34)	.31	5.27	1.77	(2.88)
Total from investment operations	3.07	(2.17)	.47	5.41	1.95	(2.68)
Distributions from net investment income	(.04)	(.13)	(.14)	(.17)	(.15)	(.19)
Distributions from net realized gain	–	(.44)	(2.75)	–	–	–
Total distributions	(.04)	(.57)	(2.89)	(.17)	(.15)	(.19)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$21.23	$18.20	$20.94	$23.36	$18.12	$16.32
Total ReturnD,E	16.88%	(10.63)%	2.19%	29.97%	12.02%	(13.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%H	.95%	.92%	.97%	.99%	1.01%
Expenses net of fee waivers, if any	.97%H	.95%	.92%	.97%	.99%	1.01%
Expenses net of all reductions	.96%H	.95%	.92%	.97%	.97%	1.00%
Net investment income (loss)	1.09%H	.86%	.71%	.70%	1.10%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$92,726	$73,432	$88,573	$102,869	$82,018	$77,943
Portfolio turnover rateI	61%H	20%	160%	28%	54%	183%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Industrial Equipment Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	14.3	15.6
Honeywell International, Inc.	6.2	5.7
Xylem, Inc.	5.7	0.0
Pentair PLC	5.5	0.0
Northrop Grumman Corp.	4.5	3.8
3M Co.	4.4	3.3
Wabtec Corp.	4.3	1.8
United Technologies Corp.	4.0	7.3
AMETEK, Inc.	4.0	2.6
Flowserve Corp.	3.7	0.0
	56.6

Top Industries (% of fund's net assets)

As of August 31, 2016
Aerospace & Defense	27.9%
Machinery	27.8%
Industrial Conglomerates	22.4%
Electrical Equipment	11.9%
Trading Companies & Distributors	4.1%
All Others*	5.9%

As of February 29, 2016
Aerospace & Defense	37.4%
Industrial Conglomerates	28.2%
Machinery	11.9%
Electrical Equipment	8.5%
Building Products	4.6%
All Others*	9.4%

 * Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Industrial Equipment Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Aerospace & Defense - 27.9%
Aerospace & Defense - 27.9%
Curtiss-Wright Corp.	38,300	$3,443,170
General Dynamics Corp.	46,600	7,093,452
Honeywell International, Inc.	102,300	11,939,433
Huntington Ingalls Industries, Inc.	3,200	528,544
Lockheed Martin Corp.	6,700	1,627,899
Northrop Grumman Corp.	40,700	8,631,249
Raytheon Co.	50,800	7,118,604
The Boeing Co.	28,200	3,650,490
TransDigm Group, Inc. (a)	6,800	1,939,292
United Technologies Corp.	72,800	7,748,104
		53,720,237
Building Products - 1.5%
Building Products - 1.5%
Fortune Brands Home & Security, Inc.	29,800	1,894,088
Lennox International, Inc.	6,300	1,014,741
		2,908,829
Construction & Engineering - 1.7%
Construction & Engineering - 1.7%
AECOM (a)	45,393	1,399,466
Dycom Industries, Inc. (a)	24,200	1,963,104
		3,362,570
Electrical Equipment - 11.9%
Electrical Components & Equipment - 11.9%
Acuity Brands, Inc.	1,800	495,216
AMETEK, Inc.	157,400	7,673,250
Eaton Corp. PLC	92,800	6,174,912
Emerson Electric Co.	109,600	5,773,728
Fortive Corp.	53,000	2,791,510
		22,908,616
Industrial Conglomerates - 22.4%
Industrial Conglomerates - 22.4%
3M Co.	47,100	8,442,204
General Electric Co.	885,955	27,677,234
Roper Technologies, Inc.	40,400	7,173,020
		43,292,458
Machinery - 27.8%
Agricultural & Farm Machinery - 0.3%
Toro Co.	6,200	602,330
Construction Machinery & Heavy Trucks - 6.7%
Caterpillar, Inc.	55,200	4,523,640
Wabtec Corp.	108,200	8,289,202
		12,812,842
Industrial Machinery - 20.8%
Flowserve Corp.	148,500	7,182,945
IDEX Corp.	62,000	5,793,280
Ingersoll-Rand PLC	35,500	2,413,645
Pentair PLC	166,915	10,690,906
Rexnord Corp. (a)	137,914	3,049,279
Xylem, Inc.	215,900	10,980,674
		40,110,729

TOTAL MACHINERY		53,525,901

Trading Companies & Distributors - 4.1%
Trading Companies & Distributors - 4.1%
HD Supply Holdings, Inc. (a)	157,900	5,701,769
MRC Global, Inc. (a)	149,400	2,191,698
		7,893,467
TOTAL COMMON STOCKS
(Cost $165,205,417)		187,612,078

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.42% (b)
(Cost $5,030,132)	5,030,132	5,030,132
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $170,235,549)		192,642,210
NET OTHER ASSETS (LIABILITIES) - 0.1%		140,081
NET ASSETS - 100%		$192,782,291

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,566
Fidelity Securities Lending Cash Central Fund	1,699
Total	$10,265

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
Ireland	10.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $165,205,417)	$187,612,078
Fidelity Central Funds (cost $5,030,132)	5,030,132
Total Investments (cost $170,235,549)		$192,642,210
Receivable for fund shares sold		77,760
Dividends receivable		337,883
Distributions receivable from Fidelity Central Funds		1,313
Prepaid expenses		1,630
Other receivables		1,713
Total assets		193,062,509
Liabilities
Payable for fund shares redeemed	$132,496
Accrued management fee	88,331
Transfer agent fee payable	30,729
Other affiliated payables	6,268
Other payables and accrued expenses	22,394
Total liabilities		280,218
Net Assets		$192,782,291
Net Assets consist of:
Paid in capital		$162,562,914
Undistributed net investment income		670,372
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,142,345
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,406,660
Net Assets, for 4,839,442 shares outstanding		$192,782,291
Net Asset Value, offering price and redemption price per share ($192,782,291 ÷ 4,839,442 shares)		$39.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$1,441,590
Income from Fidelity Central Funds		10,265
Total income		1,451,855
Expenses
Management fee	$517,425
Transfer agent fees	178,706
Accounting and security lending fees	36,770
Custodian fees and expenses	3,248
Independent trustees' fees and expenses	1,983
Registration fees	18,339
Audit	27,454
Legal	1,364
Miscellaneous	806
Total expenses before reductions	786,095
Expense reductions	(4,612)	781,483
Net investment income (loss)		670,372
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	$9,156,084
Foreign currency transactions	(2,667)
Total net realized gain (loss)		9,153,417
Change in net unrealized appreciation (depreciation) on: Investment securities	11,725,870
Assets and liabilities in foreign currencies	3,017
Total change in net unrealized appreciation (depreciation)		11,728,887
Net gain (loss)		20,882,304
Net increase (decrease) in net assets resulting from operations		$21,552,676

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$670,372	$1,419,020
Net realized gain (loss)	9,153,417	26,572,923
Change in net unrealized appreciation (depreciation)	11,728,887	(34,442,394)
Net increase (decrease) in net assets resulting from operations	21,552,676	(6,450,451)
Distributions to shareholders from net investment income	–	(940,848)
Distributions to shareholders from net realized gain	–	(10,329,487)
Total distributions	–	(11,270,335)
Share transactions
Proceeds from sales of shares	41,786,524	73,896,865
Reinvestment of distributions	–	11,068,825
Cost of shares redeemed	(28,059,652)	(138,056,936)
Net increase (decrease) in net assets resulting from share transactions	13,726,872	(53,091,246)
Redemption fees	1,079	2,786
Total increase (decrease) in net assets	35,280,627	(70,809,246)
Net Assets
Beginning of period	157,501,664	228,310,910
End of period	$192,782,291	$157,501,664
Other Information
Undistributed net investment income end of period	$670,372	$–
Shares
Sold	1,103,500	2,015,473
Issued in reinvestment of distributions	–	297,026
Redeemed	(732,076)	(3,719,909)
Net increase (decrease)	371,424	(1,407,410)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Industrial Equipment Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$35.25	$38.86	$46.03	$39.59	$36.37	$36.16
Income from Investment Operations
Net investment income (loss)B	.14	.33	.32	.37	.45	.28
Net realized and unrealized gain (loss)	4.45	(1.87)	.75	9.19	3.22	.29
Total from investment operations	4.59	(1.54)	1.07	9.56	3.67	.57
Distributions from net investment income	–	(.19)	(.36)	(.32)	(.45)	(.26)
Distributions from net realized gain	–	(1.88)	(7.88)	(2.80)	–	(.10)
Total distributions	–	(2.07)	(8.24)	(3.12)	(.45)	(.36)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$39.84	$35.25	$38.86	$46.03	$39.59	$36.37
Total ReturnD,E	13.02%	(4.20)%	3.36%	24.37%	10.19%	1.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.83%	.77%	.79%	.82%	.84%
Expenses net of fee waivers, if any	.83%H	.83%	.77%	.78%	.82%	.84%
Expenses net of all reductions	.83%H	.82%	.77%	.78%	.81%	.84%
Net investment income (loss)	.71%H	.90%	.76%	.87%	1.25%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$192,782	$157,502	$228,311	$425,386	$369,951	$351,674
Portfolio turnover rateI	165%H	72%J	53%	100%	69%	101%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	12.8	14.0
Honeywell International, Inc.	6.1	5.0
United Technologies Corp.	5.6	4.7
General Dynamics Corp.	4.8	4.3
AECOM	3.9	3.8
Raytheon Co.	3.8	3.6
J.B. Hunt Transport Services, Inc.	3.8	4.7
Northrop Grumman Corp.	3.6	2.8
Caterpillar, Inc.	3.3	0.0
AMETEK, Inc.	3.2	2.0
	50.9

Top Industries (% of fund's net assets)

As of August 31, 2016
Aerospace & Defense	32.0%
Machinery	15.4%
Industrial Conglomerates	14.0%
Electrical Equipment	10.8%
Road & Rail	4.8%
All Others*	23.0%

As of February 29, 2016
Aerospace & Defense	28.8%
Industrial Conglomerates	20.9%
Machinery	7.2%
Road & Rail	6.0%
Trading Companies & Distributors	5.3%
All Others*	31.8%

 * Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Industrials Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
Aerospace & Defense - 32.0%
Aerospace & Defense - 32.0%
Astronics Corp. (a)	74,217	$3,325,664
BWX Technologies, Inc.	224,256	8,703,375
General Dynamics Corp.	342,797	52,180,559
Hexcel Corp.	332,100	14,894,685
Honeywell International, Inc.	568,759	66,379,863
Northrop Grumman Corp.	187,100	39,678,297
Orbital ATK, Inc.	96,561	7,283,596
Raytheon Co.	298,200	41,786,766
Rockwell Collins, Inc.	93,300	7,808,277
Teledyne Technologies, Inc. (a)	204,821	21,944,522
Textron, Inc.	399,019	16,299,926
TransDigm Group, Inc. (a)	27,900	7,956,801
United Technologies Corp.	570,171	60,683,300
		348,925,631
Air Freight & Logistics - 0.5%
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	78,500	5,449,470
Airlines - 2.7%
Airlines - 2.7%
Southwest Airlines Co.	807,400	29,776,912
Building Products - 3.0%
Building Products - 3.0%
A.O. Smith Corp.	153,239	14,784,499
Fortune Brands Home & Security, Inc.	275,100	17,485,356
		32,269,855
Commercial Services & Supplies - 2.8%
Commercial Printing - 1.2%
Deluxe Corp.	189,400	12,911,398
Office Services & Supplies - 1.6%
West Corp.	738,105	17,293,800

TOTAL COMMERCIAL SERVICES & SUPPLIES		30,205,198

Construction & Engineering - 4.1%
Construction & Engineering - 4.1%
AECOM (a)	1,369,900	42,234,017
Dycom Industries, Inc. (a)	34,800	2,822,976
		45,056,993
Diversified Consumer Services - 0.5%
Specialized Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (a)	148,100	5,525,611
Electrical Equipment - 10.8%
Electrical Components & Equipment - 10.3%
AMETEK, Inc.	709,354	34,581,008
Eaton Corp. PLC	374,200	24,899,268
Emerson Electric Co.	400,400	21,093,072
Fortive Corp.	458,310	24,139,188
Regal Beloit Corp.	120,400	7,384,132
		112,096,668
Heavy Electrical Equipment - 0.5%
TPI Composites, Inc.	286,800	5,704,452

TOTAL ELECTRICAL EQUIPMENT		117,801,120

Health Care Equipment & Supplies - 2.6%
Health Care Equipment - 2.6%
Danaher Corp.	343,121	27,933,481
Industrial Conglomerates - 14.0%
Industrial Conglomerates - 14.0%
General Electric Co.	4,462,184	139,398,627
Roper Technologies, Inc.	76,600	13,600,330
		152,998,957
Machinery - 15.4%
Construction Machinery & Heavy Trucks - 6.5%
Allison Transmission Holdings, Inc.	446,400	12,383,136
Caterpillar, Inc.	436,400	35,762,980
Wabtec Corp.	294,000	22,523,340
		70,669,456
Industrial Machinery - 8.9%
Flowserve Corp.	175,200	8,474,424
IDEX Corp.	155,198	14,501,701
Ingersoll-Rand PLC	363,900	24,741,561
Pentair PLC	259,200	16,601,760
Rexnord Corp. (a)	584,000	12,912,240
Snap-On, Inc.	79,400	12,171,226
TriMas Corp. (a)	433,429	8,313,168
		97,716,080

TOTAL MACHINERY		168,385,536

Professional Services - 2.5%
Research & Consulting Services - 2.5%
CEB, Inc.	152,470	9,178,694
Verisk Analytics, Inc. (a)	216,950	18,017,698
		27,196,392
Road & Rail - 4.8%
Trucking - 4.8%
J.B. Hunt Transport Services, Inc.	521,820	41,427,290
Old Dominion Freight Lines, Inc. (a)	162,200	11,537,286
		52,964,576
Trading Companies & Distributors - 4.4%
Trading Companies & Distributors - 4.4%
AerCap Holdings NV (a)	150,300	6,007,491
HD Supply Holdings, Inc. (a)	630,948	22,783,532
Univar, Inc. (a)	312,600	6,467,694
Wolseley PLC	220,781	12,697,693
		47,956,410
TOTAL COMMON STOCKS
(Cost $913,464,023)		1,092,446,142

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 0.42% (b)
(Cost $2,102,285)	2,102,285	2,102,285
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $915,566,308)		1,094,548,427
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,753,568)
NET ASSETS - 100%		$1,091,794,859

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,352
Total	$41,352

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,092,446,142	$1,079,748,449	$12,697,693	$--
Money Market Funds	2,102,285	2,102,285	--	--
Total Investments in Securities:	$1,094,548,427	$1,081,850,734	$12,697,693	$--

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $913,464,023)	$1,092,446,142
Fidelity Central Funds (cost $2,102,285)	2,102,285
Total Investments (cost $915,566,308)		$1,094,548,427
Receivable for investments sold		4,019,857
Receivable for fund shares sold		529,395
Dividends receivable		1,659,201
Distributions receivable from Fidelity Central Funds		3,671
Prepaid expenses		8,926
Other receivables		43,009
Total assets		1,100,812,486
Liabilities
Payable for investments purchased	$5,346,055
Payable for fund shares redeemed	2,918,025
Accrued management fee	505,783
Other affiliated payables	185,863
Other payables and accrued expenses	61,901
Total liabilities		9,017,627
Net Assets		$1,091,794,859
Net Assets consist of:
Paid in capital		$878,438,449
Undistributed net investment income		3,464,108
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,910,183
Net unrealized appreciation (depreciation) on investments		178,982,119
Net Assets, for 34,538,003 shares outstanding		$1,091,794,859
Net Asset Value, offering price and redemption price per share ($1,091,794,859 ÷ 34,538,003 shares)		$31.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$7,603,298
Income from Fidelity Central Funds		41,352
Total income		7,644,650
Expenses
Management fee	$2,995,272
Transfer agent fees	919,969
Accounting fees and expenses	178,669
Custodian fees and expenses	10,278
Independent trustees' fees and expenses	11,629
Registration fees	19,266
Audit	19,148
Legal	7,105
Miscellaneous	7,711
Total expenses before reductions	4,169,047
Expense reductions	(15,999)	4,153,048
Net investment income (loss)		3,491,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	$34,614,337
Foreign currency transactions	(14,895)
Total net realized gain (loss)		34,599,442
Change in net unrealized appreciation (depreciation) on investment securities		86,006,767
Net gain (loss)		120,606,209
Net increase (decrease) in net assets resulting from operations		$124,097,811

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,491,602	$8,794,775
Net realized gain (loss)	34,599,442	55,150,171
Change in net unrealized appreciation (depreciation)	86,006,767	(166,730,410)
Net increase (decrease) in net assets resulting from operations	124,097,811	(102,785,464)
Distributions to shareholders from net investment income	–	(7,361,744)
Distributions to shareholders from net realized gain	–	(62,174,193)
Total distributions	–	(69,535,937)
Share transactions
Proceeds from sales of shares	138,137,339	273,540,425
Reinvestment of distributions	–	67,847,745
Cost of shares redeemed	(148,991,915)	(333,211,627)
Net increase (decrease) in net assets resulting from share transactions	(10,854,576)	8,176,543
Redemption fees	1,692	5,989
Total increase (decrease) in net assets	113,244,927	(164,138,869)
Net Assets
Beginning of period	978,549,932	1,142,688,801
End of period	$1,091,794,859	$978,549,932
Other Information
Undistributed net investment income end of period	$3,464,108	$–
Distributions in excess of net investment income end of period	$–	$(27,494)
Shares
Sold	4,569,768	8,694,986
Issued in reinvestment of distributions	–	2,328,702
Redeemed	(4,859,776)	(11,147,316)
Net increase (decrease)	(290,008)	(123,628)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Industrials Portfolio

	Six months ended (Unaudited) August 31,	Year ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$28.10	$32.69	$33.69	$28.04	$24.69	$25.24
Income from Investment Operations
Net investment income (loss)B	.10	.24	.22	.23	.28	.19
Net realized and unrealized gain (loss)	3.41	(2.90)	2.44	7.36	3.54	.01
Total from investment operations	3.51	(2.66)	2.66	7.59	3.82	.20
Distributions from net investment income	–	(.20)	(.23)	(.20)	(.26)	(.13)
Distributions from net realized gain	–	(1.73)	(3.43)	(1.74)	(.21)	(.62)
Total distributions	–	(1.93)	(3.66)	(1.94)	(.47)	(.75)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$31.61	$28.10	$32.69	$33.69	$28.04	$24.69
Total ReturnD,E	12.49%	(8.29)%	8.74%	27.80%	15.71%	.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.77%	.78%	.81%	.85%	.87%
Expenses net of fee waivers, if any	.76%H	.76%	.78%	.81%	.85%	.87%
Expenses net of all reductions	.76%H	.76%	.78%	.81%	.84%	.86%
Net investment income (loss)	.64%H	.79%	.68%	.74%	1.13%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,091,795	$978,550	$1,142,689	$1,217,117	$873,266	$551,144
Portfolio turnover rateI	60%H	75%J	72%J	58%	75%	102%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
United Parcel Service, Inc. Class B	13.8	13.2
Union Pacific Corp.	12.8	11.4
FedEx Corp.	9.7	4.9
American Airlines Group, Inc.	7.2	5.6
CSX Corp.	5.7	4.7
Norfolk Southern Corp.	4.9	3.1
Delta Air Lines, Inc.	4.5	6.6
United Continental Holdings, Inc.	3.2	6.5
Southwest Airlines Co.	3.0	6.4
Ryder System, Inc.	2.7	1.3
	67.5

Top Industries (% of fund's net assets)

As of August 31, 2016
Road & Rail	38.5%
Air Freight & Logistics	26.7%
Airlines	24.5%
Transportation Infrastructure	2.0%
Machinery	1.2%
All Others*	7.1%

As of February 29, 2016
Airlines	36.1%
Road & Rail	29.6%
Air Freight & Logistics	24.2%
Machinery	2.7%
Marine	2.0%
All Others*	5.4%

 * Includes short-term investments and net other assets (liabilities).

Transportation Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Air Freight & Logistics - 26.7%
Air Freight & Logistics - 26.7%
Air Transport Services Group, Inc. (a)	23,200	$335,936
Atlas Air Worldwide Holdings, Inc. (a)	66,800	2,480,952
C.H. Robinson Worldwide, Inc.	16,596	1,152,094
Expeditors International of Washington, Inc.	41,400	2,096,910
FedEx Corp.	232,300	38,313,239
Forward Air Corp.	86,500	3,985,920
Hub Group, Inc. Class A (a)	15,100	615,325
Park-Ohio Holdings Corp.	48,570	1,791,262
United Parcel Service, Inc. Class B	499,100	54,511,702
		105,283,340
Airlines - 24.5%
Airlines - 24.5%
Alaska Air Group, Inc.	85,700	5,787,321
Allegiant Travel Co.	30,600	4,230,144
American Airlines Group, Inc.	778,500	28,259,550
Delta Air Lines, Inc.	479,902	17,636,399
Hawaiian Holdings, Inc. (a)	93,900	4,411,422
JetBlue Airways Corp. (a)	211,700	3,376,615
SkyWest, Inc.	117,200	3,308,556
Southwest Airlines Co.	321,900	11,871,672
Spirit Airlines, Inc. (a)	131,259	5,249,047
United Continental Holdings, Inc. (a)	251,036	12,654,725
		96,785,451
Auto Components - 1.2%
Auto Parts & Equipment - 1.2%
Hertz Global Holdings, Inc. (a)	99,100	4,881,666
Machinery - 1.2%
Construction Machinery & Heavy Trucks - 0.3%
Allison Transmission Holdings, Inc.	48,900	1,356,486
Industrial Machinery - 0.9%
Global Brass & Copper Holdings, Inc.	45,500	1,277,185
TriMas Corp. (a)	119,500	2,292,010
		3,569,195

TOTAL MACHINERY		4,925,681

Marine - 0.5%
Marine - 0.5%
Kirby Corp. (a)	13,700	713,770
Matson, Inc.	27,350	1,055,437
		1,769,207
Oil, Gas & Consumable Fuels - 0.5%
Oil & Gas Storage & Transport - 0.5%
Scorpio Tankers, Inc.	437,900	2,141,331
Road & Rail - 38.5%
Railroads - 26.8%
CSX Corp.	789,519	22,327,597
Genesee & Wyoming, Inc. Class A (a)	111,500	7,580,885
Kansas City Southern	61,400	5,938,608
Norfolk Southern Corp.	207,400	19,474,860
Union Pacific Corp.	530,695	50,697,293
		106,019,243
Trucking - 11.7%
AMERCO	13,200	4,536,972
ArcBest Corp.	150,100	2,748,331
Avis Budget Group, Inc. (a)	67,200	2,427,936
Celadon Group, Inc.	143,700	1,122,297
J.B. Hunt Transport Services, Inc.	62,700	4,977,753
Landstar System, Inc.	93,500	6,473,005
Roadrunner Transportation Systems, Inc. (a)	175,500	1,463,670
Ryder System, Inc.	163,300	10,699,416
Saia, Inc. (a)	142,988	4,351,125
Swift Transporation Co. (a)(b)	333,900	6,213,879
Universal Logistics Holdings I	81,490	1,101,745
		46,116,129

TOTAL ROAD & RAIL		152,135,372

Transportation Infrastructure - 2.0%
Airport Services - 2.0%
Macquarie Infrastructure Co. LLC	40,000	3,197,600
Wesco Aircraft Holdings, Inc. (a)	328,500	4,513,590
		7,711,190
TOTAL COMMON STOCKS
(Cost $271,388,010)		375,633,238

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.42% (c)	8,721,939	8,721,939
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	237,900	237,900
TOTAL MONEY MARKET FUNDS
(Cost $8,959,839)		8,959,839
TOTAL INVESTMENT PORTFOLIO - 97.4%
(Cost $280,347,849)		384,593,077
NET OTHER ASSETS (LIABILITIES) - 2.6%		10,341,451
NET ASSETS - 100%		$394,934,528

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,608
Fidelity Securities Lending Cash Central Fund	5,827
Total	$27,435

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $227,042) — See accompanying schedule: Unaffiliated issuers (cost $271,388,010)	$375,633,238
Fidelity Central Funds (cost $8,959,839)	8,959,839
Total Investments (cost $280,347,849)		$384,593,077
Receivable for investments sold		12,961,460
Receivable for fund shares sold		166,875
Dividends receivable		832,583
Distributions receivable from Fidelity Central Funds		4,780
Prepaid expenses		3,140
Other receivables		8,130
Total assets		398,570,045
Liabilities
Payable for investments purchased	$1,826,391
Payable for fund shares redeemed	1,282,794
Accrued management fee	181,396
Other affiliated payables	86,219
Other payables and accrued expenses	20,817
Collateral on securities loaned, at value	237,900
Total liabilities		3,635,517
Net Assets		$394,934,528
Net Assets consist of:
Paid in capital		$293,717,980
Undistributed net investment income		1,728,724
Accumulated undistributed net realized gain (loss) on investments		(4,757,404)
Net unrealized appreciation (depreciation) on investments		104,245,228
Net Assets, for 4,974,962 shares outstanding		$394,934,528
Net Asset Value, offering price and redemption price per share ($394,934,528 ÷ 4,974,962 shares)		$79.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$3,405,256
Income from Fidelity Central Funds		27,435
Total income		3,432,691
Expenses
Management fee	$1,138,650
Transfer agent fees	457,222
Accounting and security lending fees	81,231
Custodian fees and expenses	6,587
Independent trustees' fees and expenses	4,529
Registration fees	21,953
Audit	25,263
Legal	2,765
Miscellaneous	3,888
Total expenses before reductions	1,742,088
Expense reductions	(38,121)	1,703,967
Net investment income (loss)		1,728,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	$9,509,277
Total net realized gain (loss)		9,509,277
Change in net unrealized appreciation (depreciation) on investment securities		20,788,252
Net gain (loss)		30,297,529
Net increase (decrease) in net assets resulting from operations		$32,026,253

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,728,724	$3,655,932
Net realized gain (loss)	9,509,277	18,954,502
Change in net unrealized appreciation (depreciation)	20,788,252	(151,446,381)
Net increase (decrease) in net assets resulting from operations	32,026,253	(128,835,947)
Distributions to shareholders from net investment income	–	(3,339,075)
Distributions to shareholders from net realized gain	–	(30,400,241)
Total distributions	–	(33,739,316)
Share transactions
Proceeds from sales of shares	51,800,841	110,642,037
Reinvestment of distributions	–	32,315,777
Cost of shares redeemed	(97,073,786)	(718,863,775)
Net increase (decrease) in net assets resulting from share transactions	(45,272,945)	(575,905,961)
Redemption fees	10,482	18,511
Total increase (decrease) in net assets	(13,236,210)	(738,462,713)
Net Assets
Beginning of period	408,170,738	1,146,633,451
End of period	$394,934,528	$408,170,738
Other Information
Undistributed net investment income end of period	$1,728,724	$–
Shares
Sold	671,836	1,313,508
Issued in reinvestment of distributions	–	432,669
Redeemed	(1,269,380)	(8,366,334)
Net increase (decrease)	(597,544)	(6,620,157)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Transportation Portfolio

	Six months ended (Unaudited) August 31,	Year ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$73.25	$94.04	$76.28	$57.75	$53.02	$56.26
Income from Investment Operations
Net investment income (loss)B	.32	.50	.46	.45	.51	.26
Net realized and unrealized gain (loss)	5.81	(15.81)	19.67	20.44	7.59	(.34)
Total from investment operations	6.13	(15.31)	20.13	20.89	8.10	(.08)
Distributions from net investment income	–	(.52)	(.34)	(.27)	(.41)	(.17)
Distributions from net realized gain	–	(4.95)	(2.04)	(2.09)	(2.96)	(2.99)
Total distributions	–	(5.48)C	(2.38)	(2.36)	(3.37)	(3.16)
Redemption fees added to paid in capitalB	–D	–D	.01	–D	–D	–D
Net asset value, end of period	$79.38	$73.25	$94.04	$76.28	$57.75	$53.02
Total ReturnE,F	8.37%	(16.28)%	26.80%	36.60%	16.10%	.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.81%	.81%	.85%	.89%	.88%
Expenses net of fee waivers, if any	.84%I	.81%	.81%	.85%	.89%	.88%
Expenses net of all reductions	.82%I	.80%	.81%	.84%	.86%	.87%
Net investment income (loss)	.83%I	.60%	.53%	.68%	.98%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$394,935	$408,171	$1,146,633	$450,237	$212,956	$212,647
Portfolio turnover rateJ	124%I	80%	72%K	78%	47%	82%

 A Year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distribution of $5.48 per share is comprised of distributions from net investment income of $.521 and distributions from net realized gain of $4.954 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environment and Alternative Energy Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Defense and Aerospace Portfolio and Industrials Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Air Transportation Portfolio	$234,901,256	$59,789,515	$(9,659,235)	$50,130,280
Defense and Aerospace Portfolio	764,432,761	284,912,791	(6,618,543)	278,294,248
Environment and Alternative Energy Portfolio	86,525,055	10,267,348	(2,506,934)	7,760,414
Industrial Equipment Portfolio	170,737,067	23,870,968	(1,965,825)	21,905,143
Industrials Portfolio	917,518,525	193,488,419	(16,458,517)	177,029,902
Transportation Portfolio	284,062,020	106,869,217	(6,338,160)	100,531,057

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total capital loss carryforward
Environment and Alternative Energy Portfolio	(617,229)	(617,229)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to February 29, 2016. Loss deferrals were as follows:

Capital losses
Air Transportation Portfolio	$(7,750,932)
Industrial Equipment Portfolio	(823,033)
Industrials Portfolio	(494,223)
Transportation Portfolio	(8,755,317)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	132,225,775	184,139,422
Defense and Aerospace Portfolio	153,625,943	142,342,834
Environment and Alternative Energy Portfolio	29,902,745	24,593,732
Industrial Equipment Portfolio	162,449,500	150,389,168
Industrials Portfolio	324,712,305	318,081,552
Transportation Portfolio	248,009,287	297,679,368

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,554,993 shares of the Industrial Equipment Portfolio held by an unaffiliated entity were redeemed for cash and investments with a value of $96,042,190. The Fund had a net realized gain of $25,749,250 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Industrial Equipment Portfolio recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, cash and investments received in-kind through subscriptions totaled $96,022,017 in exchange for 2,963,642 shares of the Industrials Portfolio. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Industrials Portfolio recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.25%	.55%
Defense and Aerospace Portfolio	.30%	.25%	.55%
Environment and Alternative Energy Portfolio	.30%	.25%	.55%
Industrial Equipment Portfolio	.30%	.25%	.55%
Industrials Portfolio	.30%	.25%	.55%
Transportation Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.23%
Defense and Aerospace Portfolio	.19%
Environment and Alternative Energy Portfolio	.26%
Industrial Equipment Portfolio	.19%
Industrials Portfolio	.17%
Transportation Portfolio	.22%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$5,556
Defense and Aerospace Portfolio	3,128
Environment and Alternative Energy Portfolio	739
Industrial Equipment Portfolio	1,583
Industrials Portfolio	6,913
Transportation Portfolio	10,321

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Air Transportation Portfolio	$463
Defense and Aerospace Portfolio	1,309
Environment and Alternative Energy Portfolio	111
Industrial Equipment Portfolio	248
Industrials Portfolio	1,469
Transportation Portfolio	572

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Air Transportation Portfolio	$15,258
Defense and Aerospace Portfolio	3,542
Environment and Alternative Energy Portfolio	8,615
Industrial Equipment Portfolio	1,699
Transportation Portfolio	5,827

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Air Transportation Portfolio	$17,092	$78
Defense and Aerospace Portfolio	2,913	18
Environment and Alternative Energy Portfolio	316	15
Industrial Equipment Portfolio	4,024	–
Industrials Portfolio	11,982	–
Transportation Portfolio	36,475	46

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Air Transportation Portfolio	$1,320
Defense and Aerospace Portfolio	3,334
Environment and Alternative Energy Portfolio	279
Industrial Equipment Portfolio	588
Industrials Portfolio	4,017
Transportation Portfolio	1,600

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	Strategic Advisers Core Fund
Industrial Equipment Portfolio	22%	28%	–
Industrials Portfolio	11%	16%	21%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

Fund	% of shares held
Industrial Equipment Portfolio	63%
Industrials Portfolio	52%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Air Transportation Portfolio	.86%
Actual		$1,000.00	$1,048.00	$4.44
Hypothetical-C		$1,000.00	$1,020.87	$4.38
Defense and Aerospace Portfolio	.78%
Actual		$1,000.00	$1,153.70	$4.23
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Environment and Alternative Energy Portfolio	.97%
Actual		$1,000.00	$1,168.80	$5.30
Hypothetical-C		$1,000.00	$1,020.32	$4.94
Industrial Equipment Portfolio	.83%
Actual		$1,000.00	$1,130.20	$4.46
Hypothetical-C		$1,000.00	$1,021.02	$4.23
Industrials Portfolio	.76%
Actual		$1,000.00	$1,124.90	$4.07
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Transportation Portfolio	.84%
Actual		$1,000.00	$1,083.70	$4.41
Hypothetical-C		$1,000.00	$1,020.97	$4.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCI-SANN-1016
1.813660.111

Fidelity Advisor Focus Funds®
Class A, Class T, Class C and Class I

Fidelity Advisor® Consumer Staples Fund

Fidelity Advisor® Gold Fund

Fidelity Advisor® Materials Fund

Fidelity Advisor® Telecommunications Fund

Semi-Annual Report

August 31, 2016

Each Advisor fund listed above is a class of the Fidelity® Select Portfolios®

Contents

Consumer Staples Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Telecommunications Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Consumer Staples Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	12.3	13.5
British American Tobacco PLC sponsored ADR	10.9	10.8
CVS Health Corp.	9.2	9.3
Kroger Co.	6.2	6.1
Walgreens Boots Alliance, Inc.	4.9	5.1
PepsiCo, Inc.	4.8	4.5
Reynolds American, Inc.	4.8	5.1
Altria Group, Inc.	4.1	4.1
Philip Morris International, Inc.	4.1	3.0
The Coca-Cola Co.	3.9	3.9
	65.2

Top Industries (% of fund's net assets)

As of August 31, 2016
Food & Staples Retailing	24.9%
Tobacco	24.2%
Beverages	17.0%
Household Products	16.2%
Food Products	11.1%
All Others*	6.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Food & Staples Retailing	25.2%
Tobacco	23.3%
Household Products	16.7%
Beverages	15.7%
Food Products	11.2%
All Others*	7.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Consumer Staples Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Beverages - 16.9%
Brewers - 0.9%
Anheuser-Busch InBev SA NV	181,290	$22,492,964
China Resources Beer Holdings Co. Ltd.	4,118,000	9,501,995
		31,994,959
Distillers & Vintners - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	40,100	1,946,855
Kweichow Moutai Co. Ltd.	365,853	16,990,395
Pernod Ricard SA	299,800	34,410,986
Remy Cointreau SA (a)	171,276	14,945,827
		68,294,063
Soft Drinks - 14.0%
Britvic PLC	2,048,764	17,285,399
Coca-Cola Bottling Co. Consolidated	176,238	26,488,571
Coca-Cola Central Japan Co. Ltd.	330,000	5,804,862
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	73,129	5,446,648
Coca-Cola Icecek Sanayi A/S	654,162	8,175,228
Embotelladora Andina SA Series A sponsored ADR Series A	414,627	8,284,247
Monster Beverage Corp. (b)	733,004	112,801,986
PepsiCo, Inc.	1,580,618	168,730,972
The Coca-Cola Co.	3,114,118	135,246,145
		488,264,058

TOTAL BEVERAGES		588,553,080

Food & Staples Retailing - 24.9%
Drug Retail - 15.7%
CVS Health Corp.	3,443,203	321,595,160
Drogasil SA	439,700	8,126,253
Rite Aid Corp. (b)	6,334,100	47,695,773
Walgreens Boots Alliance, Inc.	2,104,224	169,831,919
		547,249,105
Food Distributors - 0.5%
Chefs' Warehouse Holdings (b)	940,145	10,360,398
United Natural Foods, Inc. (b)	117,281	5,348,014
		15,708,412
Food Retail - 7.0%
Kroger Co.	6,740,456	215,627,187
Sprouts Farmers Market LLC (b)	1,183,829	26,671,667
		242,298,854
Hypermarkets & Super Centers - 1.7%
Costco Wholesale Corp.	203,365	32,963,433
Wal-Mart Stores, Inc.	358,456	25,608,097
		58,571,530

TOTAL FOOD & STAPLES RETAILING		863,827,901

Food Products - 11.1%
Agricultural Products - 2.7%
Bunge Ltd.	1,367,253	87,367,467
SLC Agricola SA	1,290,200	5,781,368
		93,148,835
Packaged Foods & Meats - 8.4%
Amplify Snack Brands, Inc. (a)(b)	204,499	3,462,168
Blue Buffalo Pet Products, Inc. (a)(b)	628,576	16,204,689
Dean Foods Co.	555,370	9,557,918
Mead Johnson Nutrition Co. Class A	1,348,553	114,721,404
Mondelez International, Inc.	1,151,700	51,849,534
Nestle SA	247,604	19,732,262
The Hain Celestial Group, Inc. (b)	1,128,273	41,464,033
TreeHouse Foods, Inc. (b)	383,200	36,300,536
		293,292,544

TOTAL FOOD PRODUCTS		386,441,379

Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Diplomat Pharmacy, Inc. (a)(b)	168,648	5,276,996
Hotels, Restaurants & Leisure - 1.2%
Restaurants - 1.2%
ARAMARK Holdings Corp.	1,107,628	42,012,330
Household Products - 16.2%
Household Products - 16.2%
Colgate-Palmolive Co.	1,252,091	93,080,445
Kimberly-Clark Corp.	173,600	22,231,216
Procter & Gamble Co.	4,908,065	428,523,151
Spectrum Brands Holdings, Inc.	137,105	18,399,491
		562,234,303
Personal Products - 2.2%
Personal Products - 2.2%
Avon Products, Inc.	4,024,804	22,941,383
Estee Lauder Companies, Inc. Class A	315,539	28,155,545
Herbalife Ltd. (b)	283,310	17,211,083
L'Oreal SA	50,800	9,596,194
		77,904,205
Pharmaceuticals - 0.5%
Pharmaceuticals - 0.5%
Perrigo Co. PLC	186,349	16,955,896
Tobacco - 24.2%
Tobacco - 24.2%
Altria Group, Inc.	2,160,845	142,810,246
British American Tobacco PLC sponsored ADR	3,068,848	381,120,233
ITC Ltd.	2,730,105	10,598,405
Philip Morris International, Inc.	1,416,110	141,511,872
Reynolds American, Inc.	3,357,223	166,417,544
		842,458,300
TOTAL COMMON STOCKS
(Cost $2,580,608,279)		3,385,664,390

Nonconvertible Preferred Stocks - 0.1%
Beverages - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR
(Cost $2,103,197)	673,710	3,995,100

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.42% (c)	93,162,260	93,162,260
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	24,013,646	24,013,646
TOTAL MONEY MARKET FUNDS
(Cost $117,175,906)		117,175,906
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $2,699,887,382)		3,506,835,396
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(29,601,654)
NET ASSETS - 100%		$3,477,233,742

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181,900
Fidelity Securities Lending Cash Central Fund	328,000
Total	$509,900

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,385,664,390	$3,343,439,164	$42,225,226	$--
Nonconvertible Preferred Stocks	3,995,100	3,995,100	--	--
Money Market Funds	117,175,906	117,175,906	--	--
Total Investments in Securities:	$3,506,835,396	$3,464,610,170	$42,225,226	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.8%
United Kingdom	11.4%
Bermuda	2.5%
France	1.7%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,854,630) — See accompanying schedule: Unaffiliated issuers (cost $2,582,711,476)	$3,389,659,490
Fidelity Central Funds (cost $117,175,906)	117,175,906
Total Investments (cost $2,699,887,382)		$3,506,835,396
Receivable for investments sold		13,368,905
Receivable for fund shares sold		4,161,064
Dividends receivable		9,119,886
Distributions receivable from Fidelity Central Funds		59,164
Prepaid expenses		29,132
Other receivables		108,590
Total assets		3,533,682,137
Liabilities
Payable to custodian bank	$50
Payable for investments purchased	20,637,370
Payable for fund shares redeemed	8,397,245
Accrued management fee	1,606,832
Distribution and service plan fees payable	436,443
Other affiliated payables	615,313
Other payables and accrued expenses	741,496
Collateral on securities loaned, at value	24,013,646
Total liabilities		56,448,395
Net Assets		$3,477,233,742
Net Assets consist of:
Paid in capital		$2,629,351,606
Undistributed net investment income		32,592,288
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,982,355
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		806,307,493
Net Assets		$3,477,233,742
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($579,390,227 ÷ 6,006,283 shares)		$96.46
Maximum offering price per share (100/94.25 of $96.46)		$102.34
Class T:
Net Asset Value and redemption price per share ($91,048,475 ÷ 951,967 shares)		$95.64
Maximum offering price per share (100/96.50 of $95.64)		$99.11
Class C:
Net Asset Value and offering price per share ($331,914,619 ÷ 3,529,794 shares)(a)		$94.03
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($2,145,712,551 ÷ 22,046,197 shares)		$97.33
Class I:
Net Asset Value, offering price and redemption price per share ($329,167,870 ÷ 3,387,695 shares)		$97.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$47,680,618
Income from Fidelity Central Funds		509,900
Total income		48,190,518
Expenses
Management fee	$9,258,147
Transfer agent fees	3,065,813
Distribution and service plan fees	2,414,521
Accounting and security lending fees	497,273
Custodian fees and expenses	43,025
Independent trustees' fees and expenses	35,912
Registration fees	147,391
Audit	28,554
Legal	19,752
Miscellaneous	19,657
Total expenses before reductions	15,530,045
Expense reductions	(79,357)	15,450,688
Net investment income (loss)		32,739,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,427,029
Foreign currency transactions	15,693
Total net realized gain (loss)		22,442,722
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $611,314)	202,683,121
Assets and liabilities in foreign currencies	19,014
Total change in net unrealized appreciation (depreciation)		202,702,135
Net gain (loss)		225,144,857
Net increase (decrease) in net assets resulting from operations		$257,884,687

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,739,830	$45,297,947
Net realized gain (loss)	22,442,722	141,211,479
Change in net unrealized appreciation (depreciation)	202,702,135	(292,128,539)
Net increase (decrease) in net assets resulting from operations	257,884,687	(105,619,113)
Distributions to shareholders from net investment income	(4,774,262)	(42,428,021)
Distributions to shareholders from net realized gain	(20,326,593)	(202,474,580)
Total distributions	(25,100,855)	(244,902,601)
Share transactions - net increase (decrease)	183,345,340	299,448,347
Redemption fees	28,519	52,041
Total increase (decrease) in net assets	416,157,691	(51,021,326)
Net Assets
Beginning of period	3,061,076,051	3,112,097,377
End of period	$3,477,233,742	$3,061,076,051
Other Information
Undistributed net investment income end of period	$32,592,288	$4,626,720

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$89.78	$101.33	$87.93	$85.67	$74.90	$67.65
Income from Investment Operations
Net investment income (loss)B	.87	1.34	1.37	1.43	1.26	1.22
Net realized and unrealized gain (loss)	6.52	(4.86)	17.28	7.51	11.73	8.73
Total from investment operations	7.39	(3.52)	18.65	8.94	12.99	9.95
Distributions from net investment income	(.12)	(1.31)	(1.28)	(1.44)	(1.08)	(1.06)
Distributions from net realized gain	(.59)	(6.72)	(3.98)	(5.24)	(1.14)	(1.64)
Total distributions	(.71)	(8.03)	(5.25)C	(6.68)	(2.22)	(2.70)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$96.46	$89.78	$101.33	$87.93	$85.67	$74.90
Total ReturnE,F,G	8.25%	(3.51)%	21.95%	10.53%	17.60%	15.00%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.05%J	1.04%	1.05%	1.06%	1.08%	1.10%
Expenses net of fee waivers, if any	1.04%J	1.04%	1.05%	1.06%	1.08%	1.10%
Expenses net of all reductions	1.04%J	1.04%	1.05%	1.06%	1.08%	1.09%
Net investment income (loss)	1.82%J	1.45%	1.45%	1.61%	1.58%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$579,390	$470,249	$414,151	$329,459	$277,329	$205,851
Portfolio turnover rateK	35%J	63%	42%L	31%	28%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.25 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $3.976 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class T

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$89.10	$100.61	$87.37	$85.18	$74.49	$67.30
Income from Investment Operations
Net investment income (loss)B	.73	1.08	1.10	1.18	1.03	1.01
Net realized and unrealized gain (loss)	6.49	(4.83)	17.15	7.46	11.68	8.68
Total from investment operations	7.22	(3.75)	18.25	8.64	12.71	9.69
Distributions from net investment income	(.08)	(1.04)	(1.04)	(1.21)	(.88)	(.86)
Distributions from net realized gain	(.59)	(6.72)	(3.98)	(5.24)	(1.14)	(1.64)
Total distributions	(.68)C	(7.76)	(5.01)D	(6.45)	(2.02)	(2.50)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$95.64	$89.10	$100.61	$87.37	$85.18	$74.49
Total ReturnF,G,H	8.12%	(3.78)%	21.60%	10.23%	17.29%	14.67%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.32%K	1.32%	1.32%	1.33%	1.36%	1.38%
Expenses net of fee waivers, if any	1.32%K	1.32%	1.32%	1.33%	1.36%	1.38%
Expenses net of all reductions	1.32%K	1.31%	1.32%	1.33%	1.35%	1.38%
Net investment income (loss)	1.54%K	1.17%	1.18%	1.34%	1.30%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$91,048	$76,586	$81,489	$61,421	$52,024	$39,047
Portfolio turnover rateL	35%K	63%	42%M	31%	28%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $0.084 and distributions from net realized gain of $0.592 per share.

 D Total distributions of $5.01 per share is comprised of distributions from net investment income of $1.036 and distributions from net realized gain of $3.976 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$87.77	$99.27	$86.32	$84.28	$73.75	$66.71
Income from Investment Operations
Net investment income (loss)B	.50	.63	.65	.75	.65	.68
Net realized and unrealized gain (loss)	6.38	(4.75)	16.93	7.36	11.55	8.59
Total from investment operations	6.88	(4.12)	17.58	8.11	12.20	9.27
Distributions from net investment income	(.02)	(.65)	(.65)	(.84)	(.53)	(.59)
Distributions from net realized gain	(.59)	(6.72)	(3.98)	(5.24)	(1.14)	(1.64)
Total distributions	(.62)C	(7.38)D	(4.63)	(6.07)E	(1.67)	(2.23)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$94.03	$87.77	$99.27	$86.32	$84.28	$73.75
Total ReturnG,H,I	7.85%	(4.23)%	21.03%	9.70%	16.73%	14.14%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.80%L	1.80%	1.80%	1.82%	1.83%	1.85%
Expenses net of fee waivers, if any	1.80%L	1.80%	1.80%	1.82%	1.83%	1.85%
Expenses net of all reductions	1.79%L	1.79%	1.80%	1.81%	1.82%	1.84%
Net investment income (loss)	1.06%L	.69%	.70%	.85%	.83%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$331,915	$250,576	$228,151	$164,669	$134,966	$102,321
Portfolio turnover rateM	35%L	63%	42%N	31%	28%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $0.592 per share.

 D Total distributions of $7.38 per share is comprised of distributions from net investment income of $.651 and distributions from net realized gain of $6.724 per share.

 E Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$90.48	$102.03	$88.51	$86.17	$75.29	$67.98
Income from Investment Operations
Net investment income (loss)B	1.01	1.61	1.64	1.69	1.48	1.42
Net realized and unrealized gain (loss)	6.59	(4.89)	17.40	7.55	11.82	8.76
Total from investment operations	7.60	(3.28)	19.04	9.24	13.30	10.18
Distributions from net investment income	(.16)	(1.55)	(1.54)	(1.66)	(1.28)	(1.24)
Distributions from net realized gain	(.59)	(6.72)	(3.98)	(5.24)	(1.14)	(1.64)
Total distributions	(.75)	(8.27)	(5.52)	(6.90)	(2.42)	(2.87)C
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$97.33	$90.48	$102.03	$88.51	$86.17	$75.29
Total ReturnE,F	8.42%	(3.25)%	22.27%	10.82%	17.94%	15.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.77%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.77%I	.77%	.77%	.79%	.81%	.83%
Expenses net of all reductions	.76%I	.76%	.77%	.79%	.80%	.82%
Net investment income (loss)	2.09%I	1.72%	1.73%	1.88%	1.85%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,145,713	$2,039,983	$2,173,970	$1,328,594	$1,425,055	$1,202,440
Portfolio turnover rateJ	35%I	63%	42%K	31%	28%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Net asset value, beginning of period	$90.34	$101.91	$88.33	$85.92	$75.14	$67.84
Income from Investment Operations
Net investment income (loss)B	1.00	1.60	1.59	1.66	1.45	1.39
Net realized and unrealized gain (loss)	6.58	(4.89)	17.40	7.53	11.79	8.73
Total from investment operations	7.58	(3.29)	18.99	9.19	13.24	10.12
Distributions from net investment income	(.16)	(1.55)	(1.44)	(1.54)	(1.32)	(1.19)
Distributions from net realized gain	(.59)	(6.72)	(3.98)	(5.24)	(1.14)	(1.64)
Total distributions	(.75)	(8.28)C	(5.41)D	(6.78)	(2.46)	(2.82)E
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$97.17	$90.34	$101.91	$88.33	$85.92	$75.14
Total ReturnG,H	8.41%	(3.26)%	22.26%	10.80%	17.90%	15.24%
Ratios to Average Net AssetsI,J
Expenses before reductions	.79%K	.78%	.80%	.82%	.85%	.87%
Expenses net of fee waivers, if any	.79%K	.77%	.80%	.82%	.85%	.87%
Expenses net of all reductions	.78%K	.77%	.80%	.82%	.84%	.87%
Net investment income (loss)	2.08%K	1.71%	1.70%	1.85%	1.81%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$329,168	$216,836	$198,538	$154,271	$378,731	$163,544
Portfolio turnover rateL	35%K	63%	42%M	31%	28%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $8.28 per share is comprised of distributions from net investment income of $1.553 and distributions from net realized gain of $6.724 per share.

 D Total distributions of $5.41 per share is comprised of distributions from net investment income of $1.436 and distributions from net realized gain of $3.976 per share.

 E Total distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$846,352,569
Gross unrealized depreciation	(46,916,403)
Net unrealized appreciation (depreciation) on securities	$799,436,166
Tax cost	$2,707,399,230

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $780,299,633 and $562,795,877, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$676,472	$–
Class T	.25%	.25%	219,341	–
Class B	.75%	.25%	18,669	14,002
Class C	.75%	.25%	1,500,039	367,436
			$2,414,521	$381,438

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$318,088
Class T	37,827
Class B(a)	19
Class C(a)	20,725
$376,659

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$540,630.20
Class T	99,482.23
Class B	4,085.22
Class C	301,499.20
Consumer Staples	1,849,032.17
Class I	271,085.19
	$3,065,813

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,823 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,459 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $328,000.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $69,265 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,092.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Class A	$662,433	$5,892,374
Class T	76,221	832,225
Class B	–	21,356
Class C	72,634	1,681,417
Consumer Staples	3,530,083	30,907,531
Class I	432,891	3,093,118
Total	$4,774,262	$42,428,021
From net realized gain
Class A	$3,214,052	$29,492,766
Class T	537,178	5,430,950
Class B	38,559	809,700
Class C	1,791,659	16,753,262
Consumer Staples	13,143,451	136,504,977
Class I	1,601,694	13,482,925
Total	$20,326,593	$202,474,580

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Class A
Shares sold	1,460,721	1,973,363	$139,069,553	$181,606,150
Reinvestment of distributions	39,859	372,764	3,757,823	34,290,264
Shares redeemed	(732,273)	(1,195,463)	(69,822,845)	(110,798,612)
Net increase (decrease)	768,307	1,150,664	$73,004,531	$105,097,802
Class T
Shares sold	178,326	197,944	$16,818,248	$18,205,532
Reinvestment of distributions	6,349	66,110	594,120	6,055,600
Shares redeemed	(92,220)	(214,470)	(8,763,630)	(19,884,944)
Net increase (decrease)	92,455	49,584	$8,648,738	$4,376,188
Class B
Shares sold	1,629	4,002	$151,958	$364,996
Reinvestment of distributions	379	8,400	35,399	777,774
Shares redeemed	(78,913)	(93,279)	(7,397,851)	(8,496,255)
Net increase (decrease)	(76,905)	(80,877)	$(7,210,494)	$(7,353,485)
Class C
Shares sold	932,506	926,964	$86,793,689	$84,032,895
Reinvestment of distributions	18,115	181,545	1,669,464	16,369,686
Shares redeemed	(275,905)	(551,638)	(25,739,940)	(49,873,026)
Net increase (decrease)	674,716	556,871	$62,723,213	$50,529,555
Consumer Staples
Shares sold	2,983,524	5,277,258	$286,438,383	$487,809,315
Reinvestment of distributions	168,251	1,736,133	15,988,885	161,200,153
Shares redeemed	(3,650,762)	(5,774,399)	(350,656,267)	(543,103,364)
Net increase (decrease)	(498,987)	1,238,992	$(48,228,999)	$105,906,104
Class I
Shares sold	1,493,110	1,318,941	$143,318,329	$121,982,188
Reinvestment of distributions	18,007	148,325	1,708,519	13,734,363
Shares redeemed	(523,551)	(1,015,396)	(50,618,497)	(94,824,368)
Net increase (decrease)	987,566	451,870	$94,408,351	$40,892,183

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Gold Portfolio

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	7.6	5.8
Randgold Resources Ltd. sponsored ADR	6.5	7.9
Agnico Eagle Mines Ltd. (Canada)	6.4	4.9
Barrick Gold Corp.	5.8	4.1
Newcrest Mining Ltd.	5.4	5.8
Franco-Nevada Corp.	5.3	5.6
Silver Bullion	4.8	3.8
Gold Bullion	4.6	11.0
B2Gold Corp.	3.8	2.6
Goldcorp, Inc.	3.2	5.7
	53.4

Top Industries (% of fund's net assets)

As of August 31, 2016
Gold	87.8%
Commodities & Related Investments*	9.4%
Precious Metals & Minerals	1.2%
Silver	1.2%
Diversified Metals & Mining	0.4%

 * Includes gold bullion and/or silver bullion.

As of February 29, 2016
Gold	81.2%
Commodities & Related Investmnents*	14.8%
Precious Metals & Minerals	1.0%
Silver	0.7%
Construction Materials	0.2%
Diversified Metals & Mining	0.1%
All Others**	2.0%

 * Includes gold bullion and/or silver bullion.

 ** Includes Short-Term investments and Net Other Assets (Liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2016
Canada	55.7%
United States of America*	20.0%
Australia	7.7%
Bailiwick of Jersey	6.5%
South Africa	5.9%
United Kingdom	1.4%
Peru	1.0%
Cayman Islands	0.8%
China	0.6%
Other	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of February 29, 2016
Canada	49.6%
United States of America*	25.3%
Australia	7.9%
Bailiwick of Jersey	7.9%
South Africa	6.7%
China	0.8%
United Kingdom	0.7%
Cayman Islands	0.6%
Peru	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value
Australia - 7.7%
Metals & Mining - 7.7%
Gold - 7.7%
Evolution Mining Ltd.	3,255,243	$5,333,322
Newcrest Mining Ltd. (a)	6,225,768	102,617,220
Northern Star Resources Ltd.	4,351,118	13,243,835
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	600,088
(Canada) (a)	1,300,000	456,001
Regis Resources Ltd.	1,652,191	4,594,305
Resolute Mng Ltd. (a)	2,140,161	2,846,935
Saracen Mineral Holdings Ltd. (a)	8,802,787	8,732,770
Silver Lake Resources Ltd. (a)	4,145,985	1,464,480
St Barbara Ltd. (a)	2,490,057	5,296,069
		145,185,025
Bailiwick of Jersey - 6.5%
Metals & Mining - 6.5%
Gold - 6.5%
Randgold Resources Ltd. sponsored ADR	1,319,995	123,617,532
Bermuda - 0.0%
Metals & Mining - 0.0%
Steel - 0.0%
African Minerals Ltd. (a)(b)	1,718,700	23
Canada - 55.7%
Metals & Mining - 55.7%
Diversified Metals & Mining - 0.4%
Ivanhoe Mines Ltd. (a)	4,817,200	6,832,387
Turquoise Hill Resources Ltd. (a)	100,000	308,068
		7,140,455
Gold - 53.8%
Agnico Eagle Mines Ltd. (Canada)	2,377,201	120,491,498
Alacer Gold Corp. (a)	1,656,963	3,727,345
Alamos Gold, Inc.	2,525,787	17,777,195
Argonaut Gold, Inc. (a)	6,313,462	14,587,304
B2Gold Corp. (a)	28,570,793	71,895,392
Barrick Gold Corp.	6,508,969	110,633,612
Centerra Gold, Inc.	798,400	3,993,826
Continental Gold, Inc. (a)(c)	7,795,300	20,151,035
Detour Gold Corp. (a)	2,367,100	53,428,519
Detour Gold Corp. (a)(d)	785,900	17,738,783
Eldorado Gold Corp.	9,272,535	29,697,001
Franco-Nevada Corp.	1,439,600	100,587,577
Goldcorp, Inc.	3,981,000	60,592,314
Guyana Goldfields, Inc. (a)(d)	155,000	973,921
Guyana Goldfields, Inc. (a)	4,378,400	27,511,069
IAMGOLD Corp. (a)	420,000	1,559,707
Integra Gold Corp. (a)	422,500	231,966
Kinross Gold Corp. (a)	2,985,391	11,928,816
Kirkland Lake Gold, Inc. (a)	2,242,400	18,279,134
Klondex Mines Ltd. (a)	259,500	1,353,500
New Gold, Inc. (a)	9,719,075	46,690,691
Novagold Resources, Inc. (a)	1,652,200	8,516,755
OceanaGold Corp.	9,995,532	31,478,990
Osisko Gold Royalties Ltd.	949,693	10,732,385
Pilot Gold, Inc. (a)	1,418,150	778,609
Premier Gold Mines Ltd. (a)(c)	13,460,622	42,596,905
Pretium Resources, Inc. (a)	1,633,183	15,753,977
Pretium Resources, Inc. (a)(d)	225,000	2,170,390
Primero Mining Corp. (a)	2,332,100	3,538,874
Richmont Mines, Inc. (a)	650,200	5,473,698
Sandstorm Gold Ltd. (a)	1,596,475	8,448,632
Seabridge Gold, Inc. (a)	1,139,807	12,024,964
SEMAFO, Inc. (a)	6,081,800	25,831,650
Tahoe Resources, Inc.	2,538,338	33,118,014
Teranga Gold Corp. (a)	105,000	90,476
Teranga Gold Corp. CDI unit (a)	3,338,072	2,910,125
Torex Gold Resources, Inc. (a)	2,484,300	56,907,406
Yamana Gold, Inc.	6,095,720	24,682,228
		1,018,884,283
Precious Metals & Minerals - 0.3%
Gold Standard Ventures Corp. (a)	2,724,500	6,315,754
Silver - 1.2%
MAG Silver Corp. (a)	406,700	6,031,962
Silver Wheaton Corp.	613,700	15,555,428
		21,587,390
TOTAL METALS & MINING		1,053,927,882
Cayman Islands - 0.8%
Metals & Mining - 0.8%
Gold - 0.8%
Endeavour Mining Corp. (a)	972,240	14,753,375
China - 0.6%
Metals & Mining - 0.6%
Gold - 0.6%
Zijin Mining Group Co. Ltd. (H Shares)	37,466,000	12,460,413
Mexico - 0.4%
Metals & Mining - 0.4%
Precious Metals & Minerals - 0.4%
Industrias Penoles SA de CV	366,018	8,478,300
Peru - 1.0%
Metals & Mining - 1.0%
Gold - 1.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	1,520,828	18,797,434
South Africa - 5.9%
Metals & Mining - 5.9%
Gold - 5.9%
AngloGold Ashanti Ltd. sponsored ADR (a)	3,525,208	56,720,597
DRDGOLD Ltd. sponsored ADR	1,000	5,210
Gold Fields Ltd. sponsored ADR	4,810,326	24,195,940
Harmony Gold Mining Co. Ltd. (a)	1,484,000	5,236,484
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,765,400	6,231,862
Sibanye Gold Ltd. ADR	1,308,306	20,187,162
		112,577,255
United Kingdom - 1.4%
Metals & Mining - 1.4%
Gold - 0.9%
Acacia Mining PLC	2,884,694	17,451,482
Precious Metals & Minerals - 0.5%
Fresnillo PLC	396,400	8,359,755
TOTAL METALS & MINING		25,811,237
United States of America - 10.6%
Metals & Mining - 10.6%
Gold - 10.6%
McEwen Mining, Inc.	579,110	1,986,347
Newmont Mining Corp.	3,782,100	144,627,500
Royal Gold, Inc.	733,613	53,788,505
		200,402,352
TOTAL COMMON STOCKS
(Cost $1,496,573,222)		1,716,010,828
	Troy Ounces

Commodities - 9.4%
Gold Bullion (a)	66,510	87,022,349
Silver Bullion (a)	4,822,000	89,944,766
TOTAL COMMODITIES
(Cost $166,315,946)		176,967,115
	Shares

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 0.42% (e)	1,510,253	1,510,253
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	57,968	57,968
TOTAL MONEY MARKET FUNDS
(Cost $1,568,221)		1,568,221
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,664,457,389)		1,894,546,164
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,278,265)
NET ASSETS - 100%		$1,893,267,899

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,883,094 or 1.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,843
Fidelity Securities Lending Cash Central Fund	8,013
Total	$45,856

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Cayman Gold Ltd.	$185,320,085	$74,410,393	$100,860,900	$--	$176,840,388

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Continental Gold, Inc.	$7,779,166	$1,570,977	$--	$--	$20,151,035
Premier Gold Mines Ltd.	25,711,502	7,110,973	--	--	42,596,905
Total	$33,490,668	$8,681,950	$--	$--	$62,747,940

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,716,010,828	$1,608,157,101	$107,853,704	$23
Commodities	176,967,115	176,967,115	--	--
Money Market Funds	1,568,221	1,568,221	--	--
Total Investments in Securities:	$1,894,546,164	$1,786,692,437	$107,853,704	$23

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $50,614) — See accompanying schedule: Unaffiliated issuers (cost $1,430,116,040)	$1,653,262,888
Fidelity Central Funds (cost $1,568,221)	1,568,221
Commodities (cost $166,315,946)	176,967,115
Other affiliated issuers (cost $66,457,182)	62,747,940
Total Investments (cost $1,664,457,389)		$1,894,546,164
Receivable for investments sold		15,787,669
Receivable for fund shares sold		8,591,072
Dividends receivable		413,376
Distributions receivable from Fidelity Central Funds		7,916
Prepaid expenses		18,330
Other receivables		48,291
Total assets		1,919,412,818
Liabilities
Payable to custodian bank	$33,365
Payable for investments purchased	2,255,766
Payable for fund shares redeemed	22,087,468
Accrued management fee	1,008,496
Distribution and service plan fees payable	136,288
Other affiliated payables	428,348
Other payables and accrued expenses	137,220
Collateral on securities loaned, at value	57,968
Total liabilities		26,144,919
Net Assets		$1,893,267,899
Net Assets consist of:
Paid in capital		$2,949,142,596
Accumulated net investment loss		(4,373,924)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,281,594,783)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		230,094,010
Net Assets		$1,893,267,899
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,795,285 ÷ 4,305,378 shares)		$23.18
Maximum offering price per share (100/94.25 of $23.18)		$24.59
Class T:
Net Asset Value and redemption price per share ($29,595,133 ÷ 1,300,007 shares)		$22.77
Maximum offering price per share (100/96.50 of $22.77)		$23.60
Class C:
Net Asset Value and offering price per share ($105,299,749 ÷ 4,822,289 shares)(a)		$21.84
Gold:
Net Asset Value, offering price and redemption price per share ($1,582,842,134 ÷ 66,646,691 shares)		$23.75
Class I:
Net Asset Value, offering price and redemption price per share ($75,735,598 ÷ 3,189,854 shares)		$23.74

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$4,169,089
Income from Fidelity Central Funds		45,856
Income before foreign taxes withheld		4,214,945
Less foreign taxes withheld		(395,744)
Total income		3,819,201
Expenses
Management fee	$5,220,507
Transfer agent fees	1,883,201
Distribution and service plan fees	617,984
Accounting and security lending fees	397,744
Custodian fees and expenses	172,591
Independent trustees' fees and expenses	17,814
Registration fees	144,520
Audit	33,153
Legal	7,359
Interest	95
Miscellaneous	6,393
Total expenses before reductions	8,501,361
Expense reductions	(321,940)	8,179,421
Net investment income (loss)		(4,360,220)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(12,227,116)
Commodities	(431,303)
Foreign currency transactions	6,468
Total net realized gain (loss)		(12,651,951)
Change in net unrealized appreciation (depreciation) on: Investments	411,322,817
Assets and liabilities in foreign currencies	22,927
Commodities	21,302,302
Total change in net unrealized appreciation (depreciation)		432,648,046
Net gain (loss)		419,996,095
Net increase (decrease) in net assets resulting from operations		$415,635,875

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,360,220)	$(2,113,041)
Net realized gain (loss)	(12,651,951)	(161,201,963)
Change in net unrealized appreciation (depreciation)	432,648,046	158,387,878
Net increase (decrease) in net assets resulting from operations	415,635,875	(4,927,126)
Distributions to shareholders from net realized gain	(16,811,081)	–
Share transactions - net increase (decrease)	240,028,167	137,310,705
Redemption fees	252,739	180,108
Total increase (decrease) in net assets	639,105,700	132,563,687
Net Assets
Beginning of period	1,254,162,199	1,121,598,512
End of period	$1,893,267,899	$1,254,162,199
Other Information
Accumulated net investment loss end of period	$(4,373,924)	$(13,704)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$17.70	$18.11	$22.01	$30.25	$45.37	$50.92
Income from Investment Operations
Net investment income (loss)B	(.08)	(.06)	(.10)	–C	.07	(.13)
Net realized and unrealized gain (loss)	5.77	(.35)	(3.80)	(8.25)	(15.19)	(2.83)
Total from investment operations	5.69	(.41)	(3.90)	(8.25)	(15.12)	(2.96)
Distributions from net realized gain	(.21)	–	–	–	–	(2.59)
Total distributions	(.21)	–	–	–	–	(2.59)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	–C
Net asset value, end of period	$23.18	$17.70	$18.11	$22.01	$30.25	$45.37
Total ReturnD,E,F	32.32%	(2.26)%	(17.72)%	(27.24)%	(33.33)%	(6.24)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.20%I	1.23%	1.23%	1.21%	1.18%	1.14%
Expenses net of fee waivers, if any	1.17%I	1.20%	1.19%	1.19%	1.17%	1.14%
Expenses net of all reductions	1.17%I	1.20%	1.19%	1.18%	1.17%	1.14%
Net investment income (loss)	(.74)%I	(.44)%	(.51)%	- %J	.18%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$99,795	$53,509	$46,898	$60,270	$101,202	$152,969
Portfolio turnover rateK	20%I	20%	20%	56%	18%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class T

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$17.37	$17.83	$21.73	$29.95	$45.04	$50.68
Income from Investment Operations
Net investment income (loss)B	(.12)	(.11)	(.15)	(.06)	(.03)	(.27)
Net realized and unrealized gain (loss)	5.69	(.35)	(3.75)	(8.17)	(15.06)	(2.80)
Total from investment operations	5.57	(.46)	(3.90)	(8.23)	(15.09)	(3.07)
Distributions from net realized gain	(.17)	–	–	–	–	(2.57)
Total distributions	(.17)	–	–	–	–	(2.57)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	–C
Net asset value, end of period	$22.77	$17.37	$17.83	$21.73	$29.95	$45.04
Total ReturnD,E,F	32.18%	(2.58)%	(17.95)%	(27.45)%	(33.50)%	(6.49)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.51%I	1.52%	1.50%	1.49%	1.45%	1.43%
Expenses net of fee waivers, if any	1.46%I	1.48%	1.46%	1.47%	1.44%	1.42%
Expenses net of all reductions	1.46%I	1.48%	1.46%	1.46%	1.44%	1.42%
Net investment income (loss)	(1.03)%I	(.72)%	(.79)%	(.28)%	(.09)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$29,595	$17,720	$16,200	$18,402	$24,913	$40,664
Portfolio turnover rateJ	20%I	20%	20%	56%	18%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$16.68	$17.20	$21.06	$29.15	$44.05	$49.81
Income from Investment Operations
Net investment income (loss)B	(.15)	(.16)	(.23)	(.16)	(.20)	(.47)
Net realized and unrealized gain (loss)	5.45	(.36)	(3.63)	(7.94)	(14.70)	(2.76)
Total from investment operations	5.30	(.52)	(3.86)	(8.10)	(14.90)	(3.23)
Distributions from net realized gain	(.14)	–	–	–	–	(2.53)
Total distributions	(.14)	–	–	–	–	(2.53)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	–C
Net asset value, end of period	$21.84	$16.68	$17.20	$21.06	$29.15	$44.05
Total ReturnD,E,F	31.91%	(3.02)%	(18.33)%	(27.75)%	(33.83)%	(6.93)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.89%I	1.97%	1.96%	1.96%	1.93%	1.87%
Expenses net of fee waivers, if any	1.86%I	1.93%	1.92%	1.94%	1.92%	1.87%
Expenses net of all reductions	1.85%I	1.93%	1.92%	1.93%	1.91%	1.87%
Net investment income (loss)	(1.43)%I	(1.17)%	(1.25)%	(.76)%	(.57)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$105,300	$52,732	$39,429	$33,811	$37,787	$67,996
Portfolio turnover rateJ	20%I	20%	20%	56%	18%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$18.12	$18.50	$22.41	$30.72	$45.96	$51.44
Income from Investment Operations
Net investment income (loss)B	(.05)	(.03)	(.04)	.06	.16	(.02)
Net realized and unrealized gain (loss)	5.91	(.35)	(3.87)	(8.38)	(15.40)	(2.85)
Total from investment operations	5.86	(.38)	(3.91)	(8.32)	(15.24)	(2.87)
Distributions from net realized gain	(.23)	–	–	–	–	(2.61)
Total distributions	(.23)	–	–	–	–	(2.61)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	–C
Net asset value, end of period	$23.75	$18.12	$18.50	$22.41	$30.72	$45.96
Total ReturnD,E	32.56%	(2.05)%	(17.45)%	(27.05)%	(33.16)%	(6.00)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%H	.97%	.94%	.94%	.93%	.89%
Expenses net of fee waivers, if any	.84%H	.93%	.90%	.92%	.92%	.89%
Expenses net of all reductions	.84%H	.93%	.90%	.91%	.92%	.89%
Net investment income (loss)	(.41)%H	(.17)%	(.22)%	.27%	.43%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,582,842	$1,076,206	$992,944	$1,275,913	$2,301,019	$3,924,440
Portfolio turnover rateI	20%H	20%	20%	56%	18%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$18.13	$18.50	$22.41	$30.69	$45.87	$51.32
Income from Investment Operations
Net investment income (loss)B	(.05)	(.02)	(.04)	.07	.20	.02
Net realized and unrealized gain (loss)	5.91	(.35)	(3.87)	(8.36)	(15.38)	(2.85)
Total from investment operations	5.86	(.37)	(3.91)	(8.29)	(15.18)	(2.83)
Distributions from net realized gain	(.25)	–	–	–	–	(2.62)
Total distributions	(.25)	–	–	–	–	(2.62)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	–C
Net asset value, end of period	$23.74	$18.13	$18.50	$22.41	$30.69	$45.87
Total ReturnD,E	32.54%	(2.00)%	(17.45)%	(26.98)%	(33.09)%	(5.94)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%H	.92%	.90%	.87%	.84%	.82%
Expenses net of fee waivers, if any	.85%H	.88%	.86%	.85%	.83%	.81%
Expenses net of all reductions	.85%H	.88%	.86%	.84%	.82%	.81%
Net investment income (loss)	(.42)%H	(.12)%	(.18)%	.34%	.52%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$75,736	$52,607	$23,667	$107,830	$128,262	$168,548
Portfolio turnover rateI	20%H	20%	20%	56%	18%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Consolidated Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd, a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $176,840,388 in the Subsidiary, representing 9.3% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Consolidated Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$438,338,254
Gross unrealized depreciation	(341,884,065)
Net unrealized appreciation (depreciation) on securities	$96,454,189
Tax cost	$1,797,965,248

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(137,035,055)
Long-term	(1,015,567,874)
Total capital loss carryforward	$(1,152,602,929)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $411,958,424 and $167,940,401, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annualized management fee rate which includes the management fee of the Fund and the Subsidiary was .58% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$110,412	$–
Class T	.25%	.25%	65,812	–
Class B	.75%	.25%	4,112	3,086
Class C	.75%	.25%	437,648	147,100
			$617,984	$150,186

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$70,209
Class T	9,689
Class B(a)	45
Class C(a)	8,965
$88,908

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$124,720.28
Class T	43,771.33
Class B	1,090.27
Class C	95,693.22
Gold	1,542,599.20
Class I	75,328.21
	$ 1,883,201

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $5,913 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,078,000.56%		$95

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,702 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,013.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $313,705.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,181 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $77.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,977.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net realized gain
Class A	$727,817	$–
Class T	177,780	–
Class C	514,275	–
Gold	14,625,103	–
Class I	766,106	–
Total	$16,811,081	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Class A
Shares sold	2,155,231	1,535,243	$48,052,050	$23,173,408
Reinvestment of distributions	34,733	–	699,880	–
Shares redeemed	(907,884)	(1,100,912)	(20,769,614)	(16,009,093)
Net increase (decrease)	1,282,080	434,331	$27,982,316	$7,164,315
Class T
Shares sold	473,417	373,972	$10,532,605	$5,610,984
Reinvestment of distributions	8,688	–	172,099	–
Shares redeemed	(201,999)	(262,516)	(4,471,223)	(3,867,307)
Net increase (decrease)	280,106	111,456	$6,233,481	$1,743,677
Class B
Shares sold	7,043	6,237	$134,526	$87,905
Shares redeemed	(89,907)	(65,868)	(1,923,575)	(948,946)
Net increase (decrease)	(82,864)	(59,631)	$(1,789,049)	$(861,041)
Class C
Shares sold	2,105,830	1,382,064	$44,613,277	$19,834,455
Reinvestment of distributions	25,176	–	479,096	–
Shares redeemed	(469,605)	(513,567)	(10,057,616)	(7,072,215)
Net increase (decrease)	1,661,401	868,497	$35,034,757	$12,762,240
Gold
Shares sold	27,232,504	25,445,576	$629,320,141	$393,817,498
Reinvestment of distributions	679,374	–	14,001,901	–
Shares redeemed	(20,649,591)	(19,739,546)	(477,540,098)	(303,052,757)
Net increase (decrease)	7,262,287	5,706,030	$165,781,944	$90,764,741
Class I
Shares sold	1,264,444	2,727,491	$29,183,156	$42,106,104
Reinvestment of distributions	32,037	–	660,276	–
Shares redeemed	(1,007,905)	(1,105,474)	(23,058,714)	(16,369,331)
Net increase (decrease)	288,576	1,622,017	$6,784,718	$25,736,773

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	15.5	14.6
WestRock Co.	7.7	8.5
Monsanto Co.	7.5	7.3
Eastman Chemical Co.	6.7	8.9
Graphic Packaging Holding Co.	6.1	5.3
Ball Corp.	5.7	4.3
PPG Industries, Inc.	4.9	4.9
The Dow Chemical Co.	4.9	4.9
Ecolab, Inc.	4.6	5.2
W.R. Grace & Co.	4.4	3.6
	68.0

Top Industries (% of fund's net assets)

As of August 31, 2016
Chemicals	67.5%
Containers & Packaging	21.3%
Metals & Mining	5.6%
Construction Materials	4.0%
Trading Companies & Distributors	1.2%
All Others*	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Chemicals	71.1%
Containers & Packaging	19.4%
Construction Materials	4.8%
Metals & Mining	1.8%
Building Products	1.1%
All Others*	1.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Materials Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Chemicals - 67.5%
Commodity Chemicals - 7.4%
Essentra PLC	537,200	$3,639,989
LyondellBasell Industries NV Class A	781,496	61,652,219
Olin Corp.	656,100	14,198,004
Orion Engineered Carbons SA	674,099	12,127,041
Trinseo SA	128,200	7,417,652
Westlake Chemical Corp.	162,800	8,436,296
		107,471,201
Diversified Chemicals - 28.5%
E.I. du Pont de Nemours & Co.	3,251,900	226,332,239
Eastman Chemical Co.	1,449,848	98,430,181
Ingevity Corp. (a)	456,619	20,264,751
The Dow Chemical Co.	1,330,500	71,368,020
		416,395,191
Fertilizers & Agricultural Chemicals - 11.4%
Agrium, Inc.	159,900	15,407,171
CF Industries Holdings, Inc.	1,198,810	31,169,060
Monsanto Co.	1,023,430	108,995,295
The Scotts Miracle-Gro Co. Class A	131,600	10,896,480
		166,468,006
Specialty Chemicals - 20.2%
Ashland, Inc.	539,400	63,152,952
Axalta Coating Systems (a)	522,400	14,951,088
Ecolab, Inc.	549,020	67,556,911
Frutarom Industries Ltd.	270,296	14,269,797
PPG Industries, Inc.	676,600	71,638,408
W.R. Grace & Co.	815,940	63,749,392
		295,318,548

TOTAL CHEMICALS		985,652,946

Construction Materials - 4.0%
Construction Materials - 4.0%
Eagle Materials, Inc.	736,615	59,201,748
Containers & Packaging - 21.3%
Metal & Glass Containers - 5.7%
Ball Corp.	1,042,329	82,542,034
Paper Packaging - 15.6%
Graphic Packaging Holding Co.	6,255,495	89,703,798
Sealed Air Corp.	553,500	26,086,455
WestRock Co.	2,353,419	112,728,770
		228,519,023

TOTAL CONTAINERS & PACKAGING		311,061,057

Metals & Mining - 5.6%
Diversified Metals & Mining - 3.4%
Compass Minerals International, Inc.	309,600	23,074,488
Rio Tinto PLC	872,500	26,264,610
		49,339,098
Gold - 2.2%
Barrick Gold Corp. (b)	658,000	11,184,093
Franco-Nevada Corp.	145,700	10,180,335
Randgold Resources Ltd. sponsored ADR (b)	123,100	11,528,315
		32,892,743

TOTAL METALS & MINING		82,231,841

Trading Companies & Distributors - 1.2%
Trading Companies & Distributors - 1.2%
Nexeo Solutions, Inc. (a)(b)	484,300	4,334,485
Nexeo Solutions, Inc. (c)	1,116,600	9,493,892
Univar, Inc. (a)	190,800	3,947,652
		17,776,029
TOTAL COMMON STOCKS
(Cost $1,215,952,677)		1,455,923,621

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.42% (d)	108,159	108,159
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	18,572,275	18,572,275
TOTAL MONEY MARKET FUNDS
(Cost $18,680,434)		18,680,434
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,234,633,111)		1,474,604,055
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(13,721,181)
NET ASSETS - 100%		$1,460,882,874

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,493,892 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$11,166,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,794
Fidelity Securities Lending Cash Central Fund	38,367
Total	$63,161

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,455,923,621	$1,420,165,119	$35,758,502	$--
Money Market Funds	18,680,434	18,680,434	--	--
Total Investments in Securities:	$1,474,604,055	$1,438,845,553	$35,758,502	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.1%
Netherlands	4.2%
Canada	2.5%
United Kingdom	2.1%
Luxembourg	1.3%
Bermuda	1.0%
Israel	1.0%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,490,318) — See accompanying schedule: Unaffiliated issuers (cost $1,215,952,677)	$1,455,923,621
Fidelity Central Funds (cost $18,680,434)	18,680,434
Total Investments (cost $1,234,633,111)		$1,474,604,055
Receivable for investments sold		3,422,367
Receivable for fund shares sold		1,026,163
Dividends receivable		3,583,946
Distributions receivable from Fidelity Central Funds		7,132
Prepaid expenses		11,412
Other receivables		67,934
Total assets		1,482,723,009
Liabilities
Payable for fund shares redeemed	$2,104,336
Accrued management fee	661,929
Distribution and service plan fees payable	116,959
Other affiliated payables	294,846
Other payables and accrued expenses	89,790
Collateral on securities loaned, at value	18,572,275
Total liabilities		21,840,135
Net Assets		$1,460,882,874
Net Assets consist of:
Paid in capital		$1,218,712,126
Undistributed net investment income		9,633,554
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,438,712)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		239,975,906
Net Assets		$1,460,882,874
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($207,504,101 ÷ 2,793,782 shares)		$74.27
Maximum offering price per share (100/94.25 of $74.27)		$78.80
Class T:
Net Asset Value and redemption price per share ($34,175,093 ÷ 463,937 shares)		$73.66
Maximum offering price per share (100/96.50 of $73.66)		$76.33
Class C:
Net Asset Value and offering price per share ($71,936,169 ÷ 1,001,601 shares)(a)		$71.82
Materials:
Net Asset Value, offering price and redemption price per share ($793,638,330 ÷ 10,626,962 shares)		$74.68
Class I:
Net Asset Value, offering price and redemption price per share ($353,629,181 ÷ 4,743,968 shares)		$74.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$16,195,691
Income from Fidelity Central Funds		63,161
Total income		16,258,852
Expenses
Management fee	$3,970,815
Transfer agent fees	1,555,282
Distribution and service plan fees	715,088
Accounting and security lending fees	227,876
Custodian fees and expenses	16,316
Independent trustees' fees and expenses	15,541
Registration fees	64,073
Audit	23,434
Legal	10,287
Interest	1,640
Miscellaneous	11,753
Total expenses before reductions	6,612,105
Expense reductions	(31,860)	6,580,245
Net investment income (loss)		9,678,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,822,034
Foreign currency transactions	(48,440)
Total net realized gain (loss)		28,773,594
Change in net unrealized appreciation (depreciation) on: Investment securities	196,947,151
Assets and liabilities in foreign currencies	4,962
Total change in net unrealized appreciation (depreciation)		196,952,113
Net gain (loss)		225,725,707
Net increase (decrease) in net assets resulting from operations		$235,404,314

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,678,607	$21,289,378
Net realized gain (loss)	28,773,594	179,640
Change in net unrealized appreciation (depreciation)	196,952,113	(394,277,283)
Net increase (decrease) in net assets resulting from operations	235,404,314	(372,808,265)
Distributions to shareholders from net investment income	–	(15,036,509)
Distributions to shareholders from net realized gain	–	(20,008,646)
Total distributions	–	(35,045,155)
Share transactions - net increase (decrease)	(95,445,932)	(326,507,843)
Redemption fees	13,429	36,485
Total increase (decrease) in net assets	139,971,811	(734,324,778)
Net Assets
Beginning of period	1,320,911,063	2,055,235,841
End of period	$1,460,882,874	$1,320,911,063
Other Information
Undistributed net investment income end of period	$9,633,554	$–
Distributions in excess of net investment income end of period	$–	$(45,053)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$62.94	$80.43	$86.46	$73.44	$69.23	$69.96
Income from Investment Operations
Net investment income (loss)B	.41	.79	.51	.36	.70	.40
Net realized and unrealized gain (loss)	10.92	(16.80)	1.05	14.56	5.69	(.35)
Total from investment operations	11.33	(16.01)	1.56	14.92	6.39	.05
Distributions from net investment income	–	(.58)	(.43)	(.30)	(.63)	(.40)
Distributions from net realized gain	–	(.91)	(7.17)	(1.60)	(1.55)	(.38)
Total distributions	–	(1.48)C	(7.59)D	(1.90)	(2.18)	(.78)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$74.27	$62.94	$80.43	$86.46	$73.44	$69.23
Total ReturnF,G,H	18.00%	(20.01)%	2.20%	20.46%	9.40%	.21%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.08%K	1.06%	1.06%	1.10%	1.13%	1.13%
Expenses net of fee waivers, if any	1.08%K	1.06%	1.06%	1.10%	1.13%	1.13%
Expenses net of all reductions	1.07%K	1.06%	1.06%	1.09%	1.12%	1.13%
Net investment income (loss)	1.17%K	1.09%	.61%	.45%	1.02%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$207,504	$202,747	$319,740	$336,777	$219,627	$157,781
Portfolio turnover rateL	38%K	64%	76%M	53%	61%	94%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.48 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.906 per share.

 D Total distributions of $7.59 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $7.167 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class T

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$62.52	$79.95	$85.99	$73.05	$68.91	$69.68
Income from Investment Operations
Net investment income (loss)B	.30	.56	.25	.12	.50	.21
Net realized and unrealized gain (loss)	10.84	(16.69)	1.06	14.48	5.66	(.35)
Total from investment operations	11.14	(16.13)	1.31	14.60	6.16	(.14)
Distributions from net investment income	–	(.40)	(.18)	(.06)	(.46)	(.25)
Distributions from net realized gain	–	(.91)	(7.17)	(1.60)	(1.55)	(.38)
Total distributions	–	(1.30)C	(7.35)	(1.66)	(2.02)D	(.63)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$73.66	$62.52	$79.95	$85.99	$73.05	$68.91
Total ReturnF,G,H	17.82%	(20.27)%	1.90%	20.10%	9.10%	(.09)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.40%K	1.38%	1.37%	1.40%	1.42%	1.42%
Expenses net of fee waivers, if any	1.40%K	1.37%	1.37%	1.40%	1.42%	1.42%
Expenses net of all reductions	1.39%K	1.37%	1.37%	1.39%	1.41%	1.41%
Net investment income (loss)	.85%K	.77%	.31%	.15%	.73%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$34,175	$30,118	$45,252	$45,223	$37,860	$28,290
Portfolio turnover rateL	38%K	64%	76%M	53%	61%	94%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.906 per share.

 D Total distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$61.09	$78.12	$84.38	$71.96	$67.98	$68.78
Income from Investment Operations
Net investment income (loss)B	.15	.24	(.12)	(.23)	.18	(.10)
Net realized and unrealized gain (loss)	10.58	(16.28)	1.03	14.23	5.55	(.32)
Total from investment operations	10.73	(16.04)	.91	14.00	5.73	(.42)
Distributions from net investment income	–	(.08)	–	–	(.20)	–
Distributions from net realized gain	–	(.91)	(7.17)	(1.58)	(1.55)	(.38)
Total distributions	–	(.99)	(7.17)	(1.58)	(1.75)	(.38)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$71.82	$61.09	$78.12	$84.38	$71.96	$67.98
Total ReturnD,E,F	17.56%	(20.61)%	1.43%	19.56%	8.58%	(.55)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	1.81%	1.82%	1.85%	1.89%	1.89%
Expenses net of fee waivers, if any	1.82%I	1.81%	1.82%	1.85%	1.89%	1.89%
Expenses net of all reductions	1.82%I	1.81%	1.82%	1.84%	1.88%	1.89%
Net investment income (loss)	.43%I	.34%	(.14)%	(.30)%	.26%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$71,936	$66,896	$107,697	$106,879	$75,007	$58,296
Portfolio turnover rateJ	38%I	64%	76%K	53%	61%	94%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$63.20	$80.77	$86.81	$73.68	$69.41	$70.11
Income from Investment Operations
Net investment income (loss)B	.51	.98	.73	.58	.90	.60
Net realized and unrealized gain (loss)	10.97	(16.89)	1.05	14.63	5.71	(.37)
Total from investment operations	11.48	(15.91)	1.78	15.21	6.61	.23
Distributions from net investment income	–	(.76)	(.65)	(.48)	(.79)	(.55)
Distributions from net realized gain	–	(.91)	(7.17)	(1.60)	(1.55)	(.38)
Total distributions	–	(1.66)C	(7.82)	(2.08)	(2.34)	(.93)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$74.68	$63.20	$80.77	$86.81	$73.68	$69.41
Total ReturnE,F	18.16%	(19.81)%	2.46%	20.80%	9.71%	.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.81%	.80%	.82%	.85%	.85%
Expenses net of fee waivers, if any	.82%I	.81%	.80%	.82%	.85%	.85%
Expenses net of all reductions	.81%I	.80%	.80%	.82%	.84%	.84%
Net investment income (loss)	1.43%I	1.34%	.87%	.73%	1.30%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$793,638	$711,985	$1,107,689	$1,231,942	$1,146,782	$1,089,619
Portfolio turnover rateJ	38%I	64%	76%K	53%	61%	94%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.66 per share is comprised of distributions from net investment income of $.756 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$63.07	$80.60	$86.66	$73.57	$69.35	$70.05
Income from Investment Operations
Net investment income (loss)B	.52	1.00	.74	.59	.90	.60
Net realized and unrealized gain (loss)	10.95	(16.86)	1.05	14.60	5.70	(.36)
Total from investment operations	11.47	(15.86)	1.79	15.19	6.60	.24
Distributions from net investment income	–	(.77)	(.68)	(.50)	(.83)	(.56)
Distributions from net realized gain	–	(.91)	(7.17)	(1.60)	(1.55)	(.38)
Total distributions	–	(1.67)C	(7.85)	(2.10)	(2.38)	(.94)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$74.54	$63.07	$80.60	$86.66	$73.57	$69.35
Total ReturnE,F	18.19%	(19.79)%	2.49%	20.81%	9.71%	.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.78%	.78%	.81%	.85%	.84%
Expenses net of fee waivers, if any	.79%I	.78%	.78%	.81%	.85%	.84%
Expenses net of all reductions	.78%I	.78%	.78%	.81%	.84%	.83%
Net investment income (loss)	1.46%I	1.37%	.89%	.74%	1.30%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$353,629	$306,145	$468,371	$333,963	$246,696	$89,299
Portfolio turnover rateJ	38%I	64%	76%K	53%	61%	94%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.67 per share is comprised of distributions from net investment income of $.767 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), original issue discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$272,380,843
Gross unrealized depreciation	(35,714,055)
Net unrealized appreciation (depreciation) on securities	$236,666,788
Tax cost	$1,237,937,267

The Fund elected to defer to its next fiscal year approximately $26,553,392 of capital losses recognized during the period November 1, 2015 to February 29, 2016.

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(199,630)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$(1,303,405)

The Fund acquired $1,303,405 of capital loss carryforwards as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $269,471,861 and $337,670,324, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$266,504	$–
Class T	.25%	.25%	83,240	–
Class B	.75%	.25%	9,283	6,962
Class C	.75%	.25%	356,061	18,922
			$715,088	$25,884

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15,807
Class T	2,587
Class B(a)	132
Class C(a)	2,152
$20,678

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$243,115.23
Class T	49,550.30
Class B	2,396.26
Class C	80,371.23
Materials	862,310.22
Class I	317,540.19
	$ 1,555,282

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,340 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,565,000.60%		$1,640

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,979 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $38,367.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26,308 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,552.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Class A	$–	$1,939,569
Class T	–	197,484
Class C	–	96,966
Materials	–	8,906,972
Class I	–	3,895,518
Total	$–	$15,036,509
From net realized gain
Class A	$–	$3,076,815
Class T	–	454,774
Class B	–	50,258
Class C	–	1,065,857
Materials	–	10,731,466
Class I	–	4,629,476
Total	$–	$20,008,646

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Class A
Shares sold	362,033	820,014	$25,352,234	$59,881,537
Reinvestment of distributions	–	70,909	–	4,729,990
Shares redeemed	(789,693)	(1,644,717)	(55,891,315)	(118,125,615)
Net increase (decrease)	(427,660)	(753,794)	$(30,539,081)	$(53,514,088)
Class T
Shares sold	45,870	84,811	$3,177,274	$5,963,121
Reinvestment of distributions	–	9,611	–	637,500
Shares redeemed	(63,670)	(178,706)	(4,440,195)	(12,734,979)
Net increase (decrease)	(17,800)	(84,284)	$(1,262,921)	$(6,134,358)
Class B
Shares sold	325	1,827	$22,444	$136,913
Reinvestment of distributions	–	717	–	46,833
Shares redeemed	(49,631)	(36,076)	(3,403,614)	(2,579,948)
Net increase (decrease)	(49,306)	(33,532)	$(3,381,170)	$(2,396,202)
Class C
Shares sold	48,594	141,291	$3,307,824	$10,125,628
Reinvestment of distributions	–	16,060	–	1,043,658
Shares redeemed	(142,094)	(440,847)	(9,627,516)	(30,549,327)
Net increase (decrease)	(93,500)	(283,496)	$(6,319,692)	$(19,380,041)
Materials
Shares sold	1,010,082	1,388,149	$70,797,026	$101,563,248
Reinvestment of distributions	–	273,187	–	18,281,510
Shares redeemed	(1,648,635)	(4,109,408)	(117,337,155)	(297,748,381)
Net increase (decrease)	(638,553)	(2,448,072)	$(46,540,129)	$(177,903,623)
Class I
Shares sold	788,843	1,480,820	$55,984,650	$107,996,943
Reinvestment of distributions	–	118,643	–	7,923,047
Shares redeemed	(898,670)	(2,556,391)	(63,387,589)	(183,099,521)
Net increase (decrease)	(109,827)	(956,928)	$(7,402,939)	$(67,179,531)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	22.5	22.2
Verizon Communications, Inc.	14.5	12.5
T-Mobile U.S., Inc.	5.8	4.7
SBA Communications Corp. Class A	5.4	3.9
Level 3 Communications, Inc.	4.5	4.3
Sprint Corp.	3.4	1.5
CenturyLink, Inc.	2.8	4.4
Frontier Communications Corp.	2.6	2.4
American Tower Corp.	2.6	6.2
Telephone & Data Systems, Inc.	2.5	2.8
	66.6

Top Industries (% of fund's net assets)

As of August 31, 2016
Diversified Telecommunication Services	71.7%
Wireless Telecommunication Services	16.0%
Media	8.3%
Real Estate Investment Trusts	2.6%
Internet Software & Services	0.8%
All Others*	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Diversified Telecommunication Services	69.1%
Wireless Telecommunication Services	12.4%
Media	7.8%
Real Estate Investment Trusts	7.2%
Communications Equipment	1.4%
All Others*	2.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Telecommunications Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Communications Equipment - 0.3%
Communications Equipment - 0.3%
NetScout Systems, Inc. (a)	97,700	$2,889,966
Diversified Financial Services - 0.5%
Other Diversified Financial Services - 0.5%
Broadcom Ltd.	28,700	5,063,254
Diversified Telecommunication Services - 71.0%
Alternative Carriers - 15.3%
Cogent Communications Group, Inc.	663,618	23,584,984
Globalstar, Inc. (a)(b)	3,150,322	4,914,502
Iliad SA	17,226	3,551,845
Inteliquent, Inc.	157,163	2,615,192
Iridium Communications, Inc. (a)(b)	1,616,514	13,465,562
Level 3 Communications, Inc. (a)	897,567	44,546,250
Lumos Networks Corp. (a)(c)	1,745,378	23,998,948
Vonage Holdings Corp. (a)	2,425,471	14,091,987
Zayo Group Holdings, Inc. (a)	745,100	21,615,351
		152,384,621
Integrated Telecommunication Services - 55.7%
AT&T, Inc.	5,469,320	223,585,799
Atlantic Tele-Network, Inc.	234,700	15,335,298
CenturyLink, Inc.	995,178	27,665,948
Cincinnati Bell, Inc. (a)	3,338,014	13,952,899
Consolidated Communications Holdings, Inc.	333,691	8,025,269
FairPoint Communications, Inc. (a)	446,700	6,226,998
Frontier Communications Corp. (b)	5,595,383	25,738,762
General Communications, Inc. Class A (a)	552,964	7,686,200
IDT Corp. Class B	98,181	1,461,915
Nippon Telegraph & Telephone Corp.	219,400	9,646,814
SBA Communications Corp. Class A (a)	470,256	53,679,722
Spark New Zealand Ltd.	2,288,959	6,319,605
Verizon Communications, Inc.	2,761,697	144,519,604
Windstream Holdings, Inc. (b)	1,312,309	11,167,750
		555,012,583

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		707,397,204

Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Gogo, Inc. (a)(b)	649,400	7,942,162
Media - 7.2%
Cable & Satellite - 6.6%
Altice NV Class A (a)(b)	450,491	7,499,815
Charter Communications, Inc. Class A (a)	57,175	14,705,982
Comcast Corp. Class A	117,800	7,687,628
DISH Network Corp. Class A (a)	257,900	12,954,317
Liberty Global PLC:
Class C (a)	313,036	9,650,900
LiLAC Class C (a)	10,934	312,275
Megacable Holdings S.A.B. de CV unit	1,039,600	4,000,492
NOS SGPS SA	1,268,600	8,595,074
		65,406,483
Movies & Entertainment - 0.6%
Twenty-First Century Fox, Inc. Class A	266,700	6,544,818

TOTAL MEDIA		71,951,301

Real Estate Investment Trusts - 2.6%
Specialized REITs - 2.6%
American Tower Corp.	222,890	25,271,268
Software - 0.2%
Application Software - 0.2%
8x8, Inc. (a)	175,386	2,327,372
Wireless Telecommunication Services - 16.0%
Wireless Telecommunication Services - 16.0%
KDDI Corp.	430,100	12,573,815
Leap Wireless International, Inc. rights (a)	400	1,312
Millicom International Cellular SA	48,100	2,465,125
Shenandoah Telecommunications Co.	304,067	7,820,603
Sprint Corp. (a)(b)	5,454,585	33,709,335
T-Mobile U.S., Inc. (a)	1,239,997	57,461,461
Telephone & Data Systems, Inc.	895,764	24,964,943
U.S. Cellular Corp. (a)	82,600	3,074,372
Vodafone Group PLC	5,635,500	17,005,990
		159,076,956
TOTAL COMMON STOCKS
(Cost $851,020,034)		981,919,483

Nonconvertible Preferred Stocks - 0.7%
Diversified Telecommunication Services - 0.7%
Integrated Telecommunication Services - 0.7%
Telecom Italia SpA (Risparmio Shares)
(Cost $6,196,225)	9,712,500	7,117,812
	Principal Amount	Value

Convertible Bonds - 1.1%
Media - 1.1%
Cable & Satellite - 1.1%
DISH Network Corp. 3.375% 8/15/26(d)
(Cost $10,650,000)	$10,650,000	11,109,281
	Shares	Value

Money Market Funds - 8.4%
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)
(Cost $83,309,448)	83,309,448	83,309,448
TOTAL INVESTMENT PORTFOLIO - 108.8%
(Cost $951,175,707)		1,083,456,024
NET OTHER ASSETS (LIABILITIES) - (8.8)%		(87,429,441)
NET ASSETS - 100%		$996,026,583

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,109,281 or 1.1% of net assets.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,149
Fidelity Securities Lending Cash Central Fund	384,005
Total	$421,154

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Lumos Networks Corp.	$11,351,399	$10,058,899	$--	$--	$23,998,948
Total	$11,351,399	$10,058,899	$--	$--	$23,998,948

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$981,919,483	$942,691,552	$39,226,619	$1,312
Nonconvertible Preferred Stocks	7,117,812	7,117,812	--	--
Convertible Bonds	11,109,281	--	11,109,281	--
Money Market Funds	83,309,448	83,309,448	--	--
Total Investments in Securities:	$1,083,456,024	$1,033,118,812	$50,335,900	$1,312

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $79,882,153) — See accompanying schedule: Unaffiliated issuers (cost $846,806,211)	$976,147,628
Fidelity Central Funds (cost $83,309,448)	83,309,448
Other affiliated issuers (cost $21,060,048)	23,998,948
Total Investments (cost $951,175,707)		$1,083,456,024
Receivable for investments sold		16,084,408
Receivable for fund shares sold		1,932,922
Dividends receivable		871,309
Interest receivable		22,964
Distributions receivable from Fidelity Central Funds		76,852
Prepaid expenses		8,703
Other receivables		34,892
Total assets		1,102,488,074
Liabilities
Payable to custodian bank	$98,435
Payable for investments purchased	3,173,588
Payable for fund shares redeemed	7,008,306
Accrued management fee	475,853
Distribution and service plan fees payable	21,612
Notes payable to affiliates	12,165,000
Other affiliated payables	182,928
Other payables and accrued expenses	26,321
Collateral on securities loaned, at value	83,309,448
Total liabilities		106,461,491
Net Assets		$996,026,583
Net Assets consist of:
Paid in capital		$836,016,624
Undistributed net investment income		8,444,548
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,288,545
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		132,276,866
Net Assets		$996,026,583
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,328,580 ÷ 507,433 shares)		$69.62
Maximum offering price per share (100/94.25 of $69.62)		$73.87
Class T:
Net Asset Value and redemption price per share ($7,646,326 ÷ 110,533 shares)		$69.18
Maximum offering price per share (100/96.50 of $69.18)		$71.69
Class C:
Net Asset Value and offering price per share ($13,022,607 ÷ 188,196 shares)(a)		$69.20
Telecommunications:
Net Asset Value, offering price and redemption price per share ($916,907,437 ÷ 13,094,203 shares)		$70.02
Class I:
Net Asset Value, offering price and redemption price per share ($23,121,633 ÷ 330,910 shares)		$69.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$11,816,465
Interest		22,820
Income from Fidelity Central Funds		421,154
Total income		12,260,439
Expenses
Management fee	$2,581,794
Transfer agent fees	868,800
Distribution and service plan fees	112,481
Accounting and security lending fees	163,627
Custodian fees and expenses	19,223
Independent trustees' fees and expenses	9,617
Registration fees	79,243
Audit	33,551
Legal	4,398
Interest	185
Miscellaneous	3,097
Total expenses before reductions	3,876,016
Expense reductions	(92,642)	3,783,374
Net investment income (loss)		8,477,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,715,965
Foreign currency transactions	35,109
Total net realized gain (loss)		29,751,074
Change in net unrealized appreciation (depreciation) on: Investment securities	58,577,746
Assets and liabilities in foreign currencies	102
Total change in net unrealized appreciation (depreciation)		58,577,848
Net gain (loss)		88,328,922
Net increase (decrease) in net assets resulting from operations		$96,805,987

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,477,065	$7,986,783
Net realized gain (loss)	29,751,074	(87,999)
Change in net unrealized appreciation (depreciation)	58,577,848	9,807,560
Net increase (decrease) in net assets resulting from operations	96,805,987	17,706,344
Distributions to shareholders from net investment income	(1,578,455)	(6,674,056)
Distributions to shareholders from net realized gain	–	(4,168,398)
Total distributions	(1,578,455)	(10,842,454)
Share transactions - net increase (decrease)	175,653,103	345,924,755
Redemption fees	36,967	10,972
Total increase (decrease) in net assets	270,917,602	352,799,617
Net Assets
Beginning of period	725,108,981	372,309,364
End of period	$996,026,583	$725,108,981
Other Information
Undistributed net investment income end of period	$8,444,548	$1,545,938

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$62.32	$63.26	$58.71	$51.58	$46.12	$46.93
Income from Investment Operations
Net investment income (loss)B	.50	.81	.76	1.76C	.99	.56
Net realized and unrealized gain (loss)	6.91	(.76)D	5.83	6.48	5.43	(.86)
Total from investment operations	7.41	.05	6.59	8.24	6.42	(.30)
Distributions from net investment income	(.11)	(.54)	(2.04)	(1.11)	(.96)	(.51)
Distributions from net realized gain	–	(.45)	–	(.01)	–	–
Total distributions	(.11)	(.99)	(2.04)	(1.11)E	(.96)	(.51)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$69.62	$62.32	$63.26	$58.71	$51.58	$46.12
Total ReturnG,H,I	11.89%	.16%	11.54%	16.00%	13.97%	(.54)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.14%L	1.15%	1.15%	1.18%	1.18%	1.20%
Expenses net of fee waivers, if any	1.14%L	1.15%	1.15%	1.18%	1.18%	1.20%
Expenses net of all reductions	1.12%L	1.15%	1.15%	1.15%	1.17%	1.18%
Net investment income (loss)	1.49%L	1.33%	1.26%	3.08%C	2.01%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$35,329	$13,032	$11,052	$7,712	$6,449	$4,677
Portfolio turnover rateM	76%L	51%	94%N	111%	76%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class T

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$61.95	$63.04	$58.50	$51.41	$46.01	$46.81
Income from Investment Operations
Net investment income (loss)B	.39	.61	.57	1.59C	.85	.42
Net realized and unrealized gain (loss)	6.87	(.76)D	5.81	6.44	5.39	(.84)
Total from investment operations	7.26	(.15)	6.38	8.03	6.24	(.42)
Distributions from net investment income	(.03)	(.49)	(1.84)	(.94)	(.84)	(.38)
Distributions from net realized gain	–	(.45)	–	(.01)	–	–
Total distributions	(.03)	(.94)	(1.84)	(.94)E	(.84)	(.38)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$69.18	$61.95	$63.04	$58.50	$51.41	$46.01
Total ReturnG,H,I	11.72%	(.16)%	11.19%	15.64%	13.61%	(.82)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.46%L	1.47%	1.47%	1.48%	1.48%	1.49%
Expenses net of fee waivers, if any	1.46%L	1.47%	1.47%	1.48%	1.48%	1.49%
Expenses net of all reductions	1.44%L	1.46%	1.46%	1.45%	1.46%	1.47%
Net investment income (loss)	1.16%L	1.01%	.94%	2.78%C	1.72%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$7,646	$8,280	$5,095	$4,344	$4,237	$2,702
Portfolio turnover rateM	76%L	51%	94%N	111%	76%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$62.10	$63.04	$58.54	$51.47	$46.02	$46.89
Income from Investment Operations
Net investment income (loss)B	.25	.36	.34	1.36C	.63	.22
Net realized and unrealized gain (loss)	6.88	(.75)D	5.80	6.46	5.41	(.84)
Total from investment operations	7.13	(.39)	6.14	7.82	6.04	(.62)
Distributions from net investment income	(.03)	(.10)	(1.64)	(.74)	(.59)	(.25)
Distributions from net realized gain	–	(.45)	–	(.01)	–	–
Total distributions	(.03)	(.55)	(1.64)	(.75)	(.59)	(.25)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$69.20	$62.10	$63.04	$58.54	$51.47	$46.02
Total ReturnF,G,H	11.49%	(.57)%	10.75%	15.20%	13.14%	(1.27)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.88%K	1.89%	1.85%	1.88%	1.90%	1.93%
Expenses net of fee waivers, if any	1.88%K	1.89%	1.85%	1.88%	1.90%	1.93%
Expenses net of all reductions	1.86%K	1.88%	1.85%	1.85%	1.89%	1.91%
Net investment income (loss)	.75%K	.60%	.56%	2.38%C	1.29%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$13,023	$7,735	$7,074	$5,523	$4,353	$3,514
Portfolio turnover rateL	76%K	51%	94%M	111%	76%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.94 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$62.58	$63.54	$58.94	$51.75	$46.26	$47.07
Income from Investment Operations
Net investment income (loss)B	.62	1.02	.96	1.96C	1.15	.70
Net realized and unrealized gain (loss)	6.94	(.77)D	5.85	6.51	5.43	(.86)
Total from investment operations	7.56	.25	6.81	8.47	6.58	(.16)
Distributions from net investment income	(.12)	(.76)	(2.21)	(1.28)	(1.09)	(.65)
Distributions from net realized gain	–	(.45)	–	(.01)	–	–
Total distributions	(.12)	(1.21)	(2.21)	(1.28)E	(1.09)	(.65)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$70.02	$62.58	$63.54	$58.94	$51.75	$46.26
Total ReturnG,H	12.09%	.49%	11.90%	16.40%	14.30%	(.23)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.79%K	.82%	.83%	.85%	.87%	.90%
Expenses net of fee waivers, if any	.79%K	.81%	.83%	.85%	.87%	.90%
Expenses net of all reductions	.78%K	.81%	.82%	.82%	.85%	.88%
Net investment income (loss)	1.83%K	1.67%	1.58%	3.41%C	2.33%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$916,907	$689,600	$346,174	$343,548	$377,841	$342,262
Portfolio turnover rateL	76%K	51%	94%M	111%	76%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.76%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $ 1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$62.46	$63.38	$58.80	$51.65	$46.20	$47.02
Income from Investment Operations
Net investment income (loss)B	.62	1.02	.94	1.93C	1.17	.70
Net realized and unrealized gain (loss)	6.92	(.76)D	5.83	6.48	5.42	(.88)
Total from investment operations	7.54	.26	6.77	8.41	6.59	(.18)
Distributions from net investment income	(.13)	(.73)	(2.19)	(1.25)	(1.14)	(.64)
Distributions from net realized gain	–	(.45)	–	(.01)	–	–
Total distributions	(.13)	(1.18)	(2.19)	(1.26)	(1.14)	(.64)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$69.87	$62.46	$63.38	$58.80	$51.65	$46.20
Total ReturnF,G	12.08%	.51%	11.85%	16.30%	14.33%	(.26)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.82%	.86%	.91%	.85%	.89%
Expenses net of fee waivers, if any	.80%J	.82%	.86%	.91%	.85%	.89%
Expenses net of all reductions	.78%J	.81%	.85%	.88%	.83%	.87%
Net investment income (loss)	1.83%J	1.67%	1.55%	3.35%C	2.35%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$23,122	$6,197	$2,505	$1,604	$2,641	$1,022
Portfolio turnover rateK	76%J	51%	94%L	111%	76%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.95 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$144,729,496
Gross unrealized depreciation	(17,095,406)
Net unrealized appreciation (depreciation) on securities	$127,634,090
Tax cost	$955,821,934

The Fund elected to defer to its next fiscal year approximately $4,784,105 of capital losses recognized during the period November 1, 2015 to February 29, 2016.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $546,244,332 and $348,450,313, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$35,215	$–
Class T	.25%	.25%	22,042	–
Class B	.75%	.25%	731	550
Class C	.75%	.25%	54,493	13,199
			$112,481	$13,749

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,307
Class T	2,073
Class B(a)	1
Class C(a)	736
$29,117

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$38,902.28
Class T	15,252.35
Class B	182.16
Class C	14,306.26
Telecommunications	787,262.18
Class I	12,896.18
	$868,800

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,713 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,165,000.55%		$185

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,130 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $384,005.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $90,618 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of the fund-level operating expenses in the amount of $2,024.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Class A	$38,891	$101,836
Class T	3,673	64,003
Class B	–	172
Class C	4,870	12,147
Telecommunications	1,513,916	6,462,442
Class I	17,105	33,456
Total	$1,578,455	$6,674,056
From net realized gain
Class A	$–	$85,263
Class T	–	59,140
Class B	–	2,151
Class C	–	53,589
Telecommunications	–	3,948,074
Class I	–	20,181
Total	$–	$4,168,398

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Class A
Shares sold	362,269	91,221	$24,211,691	$5,573,645
Reinvestment of distributions	541	3,029	35,763	178,902
Shares redeemed	(64,489)	(59,841)	(4,423,794)	(3,630,540)
Net increase (decrease)	298,321	34,409	$19,823,660	$2,122,007
Class T
Shares sold	60,828	70,704	$3,982,321	$4,245,232
Reinvestment of distributions	55	2,087	3,601	122,479
Shares redeemed	(83,993)	(19,976)	(5,623,267)	(1,205,139)
Net increase (decrease)	(23,110)	52,815	$(1,637,345)	$3,162,572
Class B
Shares sold	975	129	$64,042	$7,453
Reinvestment of distributions	–	39	–	2,323
Shares redeemed	(5,216)	(2,377)	(349,278)	(146,261)
Net increase (decrease)	(4,241)	(2,209)	$(285,236)	$(136,485)
Class C
Shares sold	86,760	48,243	$5,854,023	$2,966,823
Reinvestment of distributions	59	861	3,906	50,662
Shares redeemed	(23,181)	(36,747)	(1,580,286)	(2,199,789)
Net increase (decrease)	63,638	12,357	$4,277,643	$817,696
Telecommunications
Shares sold	4,303,478	6,996,236	$290,576,060	$423,896,658
Reinvestment of distributions	22,245	169,238	1,477,960	10,035,177
Shares redeemed	(2,250,545)	(1,594,679)	(154,622,818)	(97,516,561)
Net increase (decrease)	2,075,178	5,570,795	$137,431,202	$336,415,274
Class I
Shares sold	345,881	91,633	$23,696,175	$5,507,038
Reinvestment of distributions	166	779	10,996	46,233
Shares redeemed	(114,358)	(32,720)	(7,663,992)	(2,009,580)
Net increase (decrease)	231,689	59,692	$16,043,179	$3,543,691

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 50% Portfolio and Fidelity VIP FundsManager 60% Portfolio were the owners of record of approximately 11% and 14%, respectively of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 36% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Consumer Staples Portfolio
Class A	1.04%
Actual		$1,000.00	$1,082.50	$5.46
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Class T	1.32%
Actual		$1,000.00	$1,081.20	$6.92
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.80%
Actual		$1,000.00	$1,078.50	$9.43
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Consumer Staples	.77%
Actual		$1,000.00	$1,084.20	$4.05
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class I	.79%
Actual		$1,000.00	$1,084.10	$4.15
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Gold Portfolio
Class A	1.17%
Actual		$1,000.00	$1,323.20	$6.85
Hypothetical-C		$1,000.00	$1,019.31	$5.96
Class T	1.46%
Actual		$1,000.00	$1,321.80	$8.54
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Class C	1.86%
Actual		$1,000.00	$1,319.10	$10.87
Hypothetical-C		$1,000.00	$1,015.83	$9.45
Gold	.84%
Actual		$1,000.00	$1,325.60	$4.92
Hypothetical-C		$1,000.00	$1,020.97	$4.28
Class I	.85%
Actual		$1,000.00	$1,325.40	$4.98
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Materials Portfolio
Class A	1.08%
Actual		$1,000.00	$1,180.00	$5.93
Hypothetical-C		$1,000.00	$1,019.76	$5.50
Class T	1.40%
Actual		$1,000.00	$1,178.20	$7.69
Hypothetical-C		$1,000.00	$1,018.15	$7.12
Class C	1.82%
Actual		$1,000.00	$1,175.60	$9.98
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Materials	.82%
Actual		$1,000.00	$1,181.60	$4.51
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Class I	.79%
Actual		$1,000.00	$1,181.90	$4.34
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Telecommunications Portfolio
Class A	1.14%
Actual		$1,000.00	$1,118.90	$6.09
Hypothetical-C		$1,000.00	$1,019.46	$5.80
Class T	1.46%
Actual		$1,000.00	$1,117.20	$7.79
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Class C	1.88%
Actual		$1,000.00	$1,114.90	$10.02
Hypothetical-C		$1,000.00	$1,015.73	$9.55
Telecommunications	.79%
Actual		$1,000.00	$1,120.90	$4.22
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class I	.80%
Actual		$1,000.00	$1,120.80	$4.28
Hypothetical-C		$1,000.00	$1,021.17	$4.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASGMT-SANN-1016
1.855654.109

Fidelity® Select Portfolios® Materials Sector Chemicals Portfolio Gold Portfolio Materials Portfolio Semi-Annual Report August 31, 2016

Contents

Chemicals Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Chemicals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	13.2	13.1
The Dow Chemical Co.	12.7	13.3
Monsanto Co.	10.2	4.8
LyondellBasell Industries NV Class A	6.1	7.9
PPG Industries, Inc.	5.7	6.4
Ecolab, Inc.	4.7	6.2
Valspar Corp.	4.1	3.9
Eastman Chemical Co.	3.6	4.3
Ashland, Inc.	3.5	3.5
Olin Corp.	2.9	0.6
	66.7

Top Industries (% of fund's net assets)

As of August 31, 2016
Chemicals	86.2%
Oil, Gas & Consumable Fuels	5.0%
Trading Companies & Distributors	0.8%
Energy Equipment & Services	0.4%
Machinery	0.2%
All Others*	7.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Chemicals	92.4%
Diversified Consumer Services	1.5%
All Others*	6.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Chemicals Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
Chemicals - 85.6%
Commodity Chemicals - 13.3%
LyondellBasell Industries NV Class A	1,056,322	$83,333,243
Olin Corp.	1,822,211	39,432,646
Trinseo SA	493,100	28,530,766
Westlake Chemical Corp.	393,200	20,375,624
Westlake Chemical Partners LP	400,000	9,308,000
		180,980,279
Diversified Chemicals - 29.5%
E.I. du Pont de Nemours & Co.	2,584,329	179,869,297
Eastman Chemical Co.	716,957	48,674,211
The Dow Chemical Co.	3,207,606	172,055,986
		400,599,494
Fertilizers & Agricultural Chemicals - 13.2%
AgroFresh Solutions, Inc. (a)(b)	537,038	3,259,821
Monsanto Co.	1,299,559	138,403,034
The Scotts Miracle-Gro Co. Class A	458,223	37,940,864
		179,603,719
Industrial Gases - 4.1%
Air Products & Chemicals, Inc.	233,708	36,369,639
Linde AG	115,200	19,670,744
		56,040,383
Specialty Chemicals - 25.5%
Ashland, Inc.	403,606	47,254,190
Ecolab, Inc.	526,830	64,826,432
PPG Industries, Inc.	730,600	77,355,928
Sensient Technologies Corp.	377,906	27,674,056
Sherwin-Williams Co.	132,753	37,663,354
Valspar Corp.	527,100	55,561,611
W.R. Grace & Co.	469,500	36,682,035
		347,017,606

TOTAL CHEMICALS		1,164,241,481

Oil, Gas & Consumable Fuels - 5.0%
Oil & Gas Storage & Transport - 5.0%
Energy Transfer Partners LP	501,100	20,013,934
Petronet LNG Ltd.	447,564	2,350,807
Targa Resources Corp.	487,727	21,255,143
The Williams Companies, Inc.	328,500	9,178,290
Williams Partners LP	415,400	15,826,740
		68,624,914
Trading Companies & Distributors - 0.8%
Trading Companies & Distributors - 0.8%
Nexeo Solutions, Inc. (c)	1,220,000	10,373,050
Univar, Inc. (a)	31,986	661,790
		11,034,840
TOTAL COMMON STOCKS
(Cost $950,155,999)		1,243,901,235
	Principal Amount	Value

Nonconvertible Bonds - 1.2%
Chemicals - 0.6%
Commodity Chemicals - 0.6%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (d)	4,850,000	5,747,250
Tronox Finance LLC 6.375% 8/15/20	2,000,000	1,810,000
		7,557,250
Energy Equipment & Services - 0.4%
Oil & Gas Drilling - 0.4%
DCP Midstream LLC 5.85% 5/21/43 (d)(e)	6,521,000	4,988,565
Machinery - 0.2%
Industrial Machinery - 0.2%
Xerium Technologies, Inc. 9.5% 8/15/21 (d)	3,300,000	3,382,500
TOTAL NONCONVERTIBLE BONDS
(Cost $14,054,353)		15,928,315
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.42% (f)	62,310,754	62,310,754
Fidelity Securities Lending Cash Central Fund 0.44% (f)(g)	1,298,700	1,298,700
TOTAL MONEY MARKET FUNDS
(Cost $63,609,454)		63,609,454
TOTAL INVESTMENT PORTFOLIO - 97.3%
(Cost $1,027,819,806)		1,323,439,004
NET OTHER ASSETS (LIABILITIES) - 2.7%		36,976,043
NET ASSETS - 100%		$1,360,415,047

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,373,050 or 0.8% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,118,315 or 1.0% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$12,200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,812
Fidelity Securities Lending Cash Central Fund	17,262
Total	$142,074

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,243,901,235	$1,213,857,441	$30,043,794	$--
Nonconvertible Bonds	15,928,315	--	15,928,315	--
Money Market Funds	63,609,454	63,609,454	--	--
Total Investments in Securities:	$1,323,439,004	$1,277,466,895	$45,972,109	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
Netherlands	6.3%
Luxembourg	2.2%
Germany	1.5%
Others (Individually Less Than 1%)	0.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,212,786) — See accompanying schedule: Unaffiliated issuers (cost $964,210,352)	$1,259,829,550
Fidelity Central Funds (cost $63,609,454)	63,609,454
Total Investments (cost $1,027,819,806)		$1,323,439,004
Cash		31,847,871
Receivable for fund shares sold		4,281,527
Dividends receivable		3,436,551
Interest receivable		310,239
Distributions receivable from Fidelity Central Funds		25,012
Prepaid expenses		10,367
Other receivables		58,089
Total assets		1,363,408,660
Liabilities
Payable for investments purchased	$217,108
Payable for fund shares redeemed	553,480
Accrued management fee	603,678
Transfer agent fee payable	216,558
Other affiliated payables	35,264
Other payables and accrued expenses	68,825
Collateral on securities loaned, at value	1,298,700
Total liabilities		2,993,613
Net Assets		$1,360,415,047
Net Assets consist of:
Paid in capital		$1,021,494,583
Undistributed net investment income		9,571,697
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,729,569
Net unrealized appreciation (depreciation) on investments		295,619,198
Net Assets, for 9,336,447 shares outstanding		$1,360,415,047
Net Asset Value, offering price and redemption price per share ($1,360,415,047 ÷ 9,336,447 shares)		$145.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$13,942,577
Interest		437,550
Income from Fidelity Central Funds		142,074
Total income		14,522,201
Expenses
Management fee	$3,389,774
Transfer agent fees	1,260,461
Accounting and security lending fees	198,701
Custodian fees and expenses	7,517
Independent trustees' fees and expenses	12,987
Registration fees	45,049
Audit	24,763
Legal	7,501
Miscellaneous	8,718
Total expenses before reductions	4,955,471
Expense reductions	(39,308)	4,916,163
Net investment income (loss)		9,606,038
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,562,912
Foreign currency transactions	10,215
Total net realized gain (loss)		53,573,127
Change in net unrealized appreciation (depreciation) on investment securities		132,712,948
Net gain (loss)		186,286,075
Net increase (decrease) in net assets resulting from operations		$195,892,113

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,606,038	$17,291,431
Net realized gain (loss)	53,573,127	19,690,989
Change in net unrealized appreciation (depreciation)	132,712,948	(244,358,951)
Net increase (decrease) in net assets resulting from operations	195,892,113	(207,376,531)
Distributions to shareholders from net investment income	–	(16,089,555)
Distributions to shareholders from net realized gain	–	(64,340,740)
Total distributions	–	(80,430,295)
Share transactions
Proceeds from sales of shares	267,483,222	213,978,441
Reinvestment of distributions	–	77,248,254
Cost of shares redeemed	(149,797,612)	(581,672,952)
Net increase (decrease) in net assets resulting from share transactions	117,685,610	(290,446,257)
Redemption fees	10,256	12,995
Total increase (decrease) in net assets	313,587,979	(578,240,088)
Net Assets
Beginning of period	1,046,827,068	1,625,067,156
End of period	$1,360,415,047	$1,046,827,068
Other Information
Undistributed net investment income end of period	$9,571,697	$–
Distributions in excess of net investment income end of period	$–	$(34,341)
Shares
Sold	1,915,119	1,536,095
Issued in reinvestment of distributions	–	567,690
Redeemed	(1,075,309)	(4,204,688)
Net increase (decrease)	839,810	(2,100,903)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Chemicals Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$123.20	$153.34	$148.23	$122.98	$110.52	$100.85
Income from Investment Operations
Net investment income (loss)B	1.08	1.87	1.64	1.23	1.84C	.76
Net realized and unrealized gain (loss)	21.43	(23.41)	9.09	32.11	15.10	9.52
Total from investment operations	22.51	(21.54)	10.73	33.34	16.94	10.28
Distributions from net investment income	–	(1.81)	(1.42)	(1.18)	(1.55)	(.62)
Distributions from net realized gain	–	(6.80)	(4.20)	(6.92)	(2.95)	–
Total distributions	–	(8.60)D	(5.62)	(8.10)	(4.49)E	(.62)
Redemption fees added to paid in capitalB	–F	–F	–F	.01	.01	.01
Net asset value, end of period	$145.71	$123.20	$153.34	$148.23	$122.98	$110.52
Total ReturnG,H	18.27%	(14.46)%	7.52%	27.77%	15.61%	10.31%
Ratios to Average Net AssetsI,J
Expenses before reductions	.80%K	.80%	.79%	.81%	.83%	.85%
Expenses net of fee waivers, if any	.80%K	.80%	.79%	.81%	.83%	.85%
Expenses net of all reductions	.80%K	.79%	.79%	.80%	.81%	.84%
Net investment income (loss)	1.55%K	1.36%	1.10%	.91%	1.62%C	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$1,360,415	$1,046,827	$1,625,067	$1,429,434	$1,134,777	$861,539
Portfolio turnover rateL	58%K	79%	80%M	109%	60%	119%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.30 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.35%.

 D Total distributions of $8.60 per share is comprised of distributions from net investment income of $1.806 and distributions from net realized gain of $6.795 per share.

 E Total distributions of $4.49 per share is comprised of distributions from net investment income of $1.547 and distributions from net realized gain of $2.947 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$301,847,088
Gross unrealized depreciation	(9,404,878)
Net unrealized appreciation (depreciation) on securities	$292,442,210
Tax cost	$1,030,996,794

The Fund elected to defer to its next fiscal year approximately $8,393,222 of capital losses recognized during the period November 1, 2015 to February 29, 2016.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $493,402,585 and $336,824,074, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,791 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,620 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,262.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $35,104 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $48.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $4,156.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Gold Portfolio

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	7.6	5.8
Randgold Resources Ltd. sponsored ADR	6.5	7.9
Agnico Eagle Mines Ltd. (Canada)	6.4	4.9
Barrick Gold Corp.	5.8	4.1
Newcrest Mining Ltd.	5.4	5.8
Franco-Nevada Corp.	5.3	5.6
Silver Bullion	4.8	3.8
Gold Bullion	4.6	11.0
B2Gold Corp.	3.8	2.6
Goldcorp, Inc.	3.2	5.7
	53.4

Top Industries (% of fund's net assets)

As of August 31, 2016
Gold	87.8%
Commodities & Related Investments*	9.4%
Precious Metals & Minerals	1.2%
Silver	1.2%
Diversified Metals & Mining	0.4%

 * Includes gold bullion and/or silver bullion.

As of February 29, 2016
Gold	81.2%
Commodities & Related Investmnents*	14.8%
Precious Metals & Minerals	1.0%
Silver	0.7%
Construction Materials	0.2%
Diversified Metals & Mining	0.1%
All Others**	2.0%

 * Includes gold bullion and/or silver bullion.

 ** Includes Short-Term investments and Net Other Assets (Liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2016
Canada	55.7%
United States of America*	20.0%
Australia	7.7%
Bailiwick of Jersey	6.5%
South Africa	5.9%
United Kingdom	1.4%
Peru	1.0%
Cayman Islands	0.8%
China	0.6%
Other	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of February 29, 2016
Canada	49.6%
United States of America*	25.3%
Australia	7.9%
Bailiwick of Jersey	7.9%
South Africa	6.7%
China	0.8%
United Kingdom	0.7%
Cayman Islands	0.6%
Peru	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value
Australia - 7.7%
Metals & Mining - 7.7%
Gold - 7.7%
Evolution Mining Ltd.	3,255,243	$5,333,322
Newcrest Mining Ltd. (a)	6,225,768	102,617,220
Northern Star Resources Ltd.	4,351,118	13,243,835
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	600,088
(Canada) (a)	1,300,000	456,001
Regis Resources Ltd.	1,652,191	4,594,305
Resolute Mng Ltd. (a)	2,140,161	2,846,935
Saracen Mineral Holdings Ltd. (a)	8,802,787	8,732,770
Silver Lake Resources Ltd. (a)	4,145,985	1,464,480
St Barbara Ltd. (a)	2,490,057	5,296,069
		145,185,025
Bailiwick of Jersey - 6.5%
Metals & Mining - 6.5%
Gold - 6.5%
Randgold Resources Ltd. sponsored ADR	1,319,995	123,617,532
Bermuda - 0.0%
Metals & Mining - 0.0%
Steel - 0.0%
African Minerals Ltd. (a)(b)	1,718,700	23
Canada - 55.7%
Metals & Mining - 55.7%
Diversified Metals & Mining - 0.4%
Ivanhoe Mines Ltd. (a)	4,817,200	6,832,387
Turquoise Hill Resources Ltd. (a)	100,000	308,068
		7,140,455
Gold - 53.8%
Agnico Eagle Mines Ltd. (Canada)	2,377,201	120,491,498
Alacer Gold Corp. (a)	1,656,963	3,727,345
Alamos Gold, Inc.	2,525,787	17,777,195
Argonaut Gold, Inc. (a)	6,313,462	14,587,304
B2Gold Corp. (a)	28,570,793	71,895,392
Barrick Gold Corp.	6,508,969	110,633,612
Centerra Gold, Inc.	798,400	3,993,826
Continental Gold, Inc. (a)(c)	7,795,300	20,151,035
Detour Gold Corp. (a)	2,367,100	53,428,519
Detour Gold Corp. (a)(d)	785,900	17,738,783
Eldorado Gold Corp.	9,272,535	29,697,001
Franco-Nevada Corp.	1,439,600	100,587,577
Goldcorp, Inc.	3,981,000	60,592,314
Guyana Goldfields, Inc. (a)(d)	155,000	973,921
Guyana Goldfields, Inc. (a)	4,378,400	27,511,069
IAMGOLD Corp. (a)	420,000	1,559,707
Integra Gold Corp. (a)	422,500	231,966
Kinross Gold Corp. (a)	2,985,391	11,928,816
Kirkland Lake Gold, Inc. (a)	2,242,400	18,279,134
Klondex Mines Ltd. (a)	259,500	1,353,500
New Gold, Inc. (a)	9,719,075	46,690,691
Novagold Resources, Inc. (a)	1,652,200	8,516,755
OceanaGold Corp.	9,995,532	31,478,990
Osisko Gold Royalties Ltd.	949,693	10,732,385
Pilot Gold, Inc. (a)	1,418,150	778,609
Premier Gold Mines Ltd. (a)(c)	13,460,622	42,596,905
Pretium Resources, Inc. (a)	1,633,183	15,753,977
Pretium Resources, Inc. (a)(d)	225,000	2,170,390
Primero Mining Corp. (a)	2,332,100	3,538,874
Richmont Mines, Inc. (a)	650,200	5,473,698
Sandstorm Gold Ltd. (a)	1,596,475	8,448,632
Seabridge Gold, Inc. (a)	1,139,807	12,024,964
SEMAFO, Inc. (a)	6,081,800	25,831,650
Tahoe Resources, Inc.	2,538,338	33,118,014
Teranga Gold Corp. (a)	105,000	90,476
Teranga Gold Corp. CDI unit (a)	3,338,072	2,910,125
Torex Gold Resources, Inc. (a)	2,484,300	56,907,406
Yamana Gold, Inc.	6,095,720	24,682,228
		1,018,884,283
Precious Metals & Minerals - 0.3%
Gold Standard Ventures Corp. (a)	2,724,500	6,315,754
Silver - 1.2%
MAG Silver Corp. (a)	406,700	6,031,962
Silver Wheaton Corp.	613,700	15,555,428
		21,587,390
TOTAL METALS & MINING		1,053,927,882
Cayman Islands - 0.8%
Metals & Mining - 0.8%
Gold - 0.8%
Endeavour Mining Corp. (a)	972,240	14,753,375
China - 0.6%
Metals & Mining - 0.6%
Gold - 0.6%
Zijin Mining Group Co. Ltd. (H Shares)	37,466,000	12,460,413
Mexico - 0.4%
Metals & Mining - 0.4%
Precious Metals & Minerals - 0.4%
Industrias Penoles SA de CV	366,018	8,478,300
Peru - 1.0%
Metals & Mining - 1.0%
Gold - 1.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	1,520,828	18,797,434
South Africa - 5.9%
Metals & Mining - 5.9%
Gold - 5.9%
AngloGold Ashanti Ltd. sponsored ADR (a)	3,525,208	56,720,597
DRDGOLD Ltd. sponsored ADR	1,000	5,210
Gold Fields Ltd. sponsored ADR	4,810,326	24,195,940
Harmony Gold Mining Co. Ltd. (a)	1,484,000	5,236,484
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,765,400	6,231,862
Sibanye Gold Ltd. ADR	1,308,306	20,187,162
		112,577,255
United Kingdom - 1.4%
Metals & Mining - 1.4%
Gold - 0.9%
Acacia Mining PLC	2,884,694	17,451,482
Precious Metals & Minerals - 0.5%
Fresnillo PLC	396,400	8,359,755
TOTAL METALS & MINING		25,811,237
United States of America - 10.6%
Metals & Mining - 10.6%
Gold - 10.6%
McEwen Mining, Inc.	579,110	1,986,347
Newmont Mining Corp.	3,782,100	144,627,500
Royal Gold, Inc.	733,613	53,788,505
		200,402,352
TOTAL COMMON STOCKS
(Cost $1,496,573,222)		1,716,010,828
	Troy Ounces

Commodities - 9.4%
Gold Bullion (a)	66,510	87,022,349
Silver Bullion (a)	4,822,000	89,944,766
TOTAL COMMODITIES
(Cost $166,315,946)		176,967,115
	Shares

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 0.42% (e)	1,510,253	1,510,253
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	57,968	57,968
TOTAL MONEY MARKET FUNDS
(Cost $1,568,221)		1,568,221
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,664,457,389)		1,894,546,164
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,278,265)
NET ASSETS - 100%		$1,893,267,899

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,883,094 or 1.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,843
Fidelity Securities Lending Cash Central Fund	8,013
Total	$45,856

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Cayman Gold Ltd.	$185,320,085	$74,410,393	$100,860,900	$--	$176,840,388

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Continental Gold, Inc.	$7,779,166	$1,570,977	$--	$--	$20,151,035
Premier Gold Mines Ltd.	25,711,502	7,110,973	--	--	42,596,905
Total	$33,490,668	$8,681,950	$--	$--	$62,747,940

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,716,010,828	$1,608,157,101	$107,853,704	$23
Commodities	176,967,115	176,967,115	--	--
Money Market Funds	1,568,221	1,568,221	--	--
Total Investments in Securities:	$1,894,546,164	$1,786,692,437	$107,853,704	$23

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $50,614) — See accompanying schedule: Unaffiliated issuers (cost $1,430,116,040)	$1,653,262,888
Fidelity Central Funds (cost $1,568,221)	1,568,221
Commodities (cost $166,315,946)	176,967,115
Other affiliated issuers (cost $66,457,182)	62,747,940
Total Investments (cost $1,664,457,389)		$1,894,546,164
Receivable for investments sold		15,787,669
Receivable for fund shares sold		8,591,072
Dividends receivable		413,376
Distributions receivable from Fidelity Central Funds		7,916
Prepaid expenses		18,330
Other receivables		48,291
Total assets		1,919,412,818
Liabilities
Payable to custodian bank	$33,365
Payable for investments purchased	2,255,766
Payable for fund shares redeemed	22,087,468
Accrued management fee	1,008,496
Distribution and service plan fees payable	136,288
Other affiliated payables	428,348
Other payables and accrued expenses	137,220
Collateral on securities loaned, at value	57,968
Total liabilities		26,144,919
Net Assets		$1,893,267,899
Net Assets consist of:
Paid in capital		$2,949,142,596
Accumulated net investment loss		(4,373,924)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,281,594,783)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		230,094,010
Net Assets		$1,893,267,899
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,795,285 ÷ 4,305,378 shares)		$23.18
Maximum offering price per share (100/94.25 of $23.18)		$24.59
Class T:
Net Asset Value and redemption price per share ($29,595,133 ÷ 1,300,007 shares)		$22.77
Maximum offering price per share (100/96.50 of $22.77)		$23.60
Class C:
Net Asset Value and offering price per share ($105,299,749 ÷ 4,822,289 shares)(a)		$21.84
Gold:
Net Asset Value, offering price and redemption price per share ($1,582,842,134 ÷ 66,646,691 shares)		$23.75
Class I:
Net Asset Value, offering price and redemption price per share ($75,735,598 ÷ 3,189,854 shares)		$23.74

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$4,169,089
Income from Fidelity Central Funds		45,856
Income before foreign taxes withheld		4,214,945
Less foreign taxes withheld		(395,744)
Total income		3,819,201
Expenses
Management fee	$5,220,507
Transfer agent fees	1,883,201
Distribution and service plan fees	617,984
Accounting and security lending fees	397,744
Custodian fees and expenses	172,591
Independent trustees' fees and expenses	17,814
Registration fees	144,520
Audit	33,153
Legal	7,359
Interest	95
Miscellaneous	6,393
Total expenses before reductions	8,501,361
Expense reductions	(321,940)	8,179,421
Net investment income (loss)		(4,360,220)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(12,227,116)
Commodities	(431,303)
Foreign currency transactions	6,468
Total net realized gain (loss)		(12,651,951)
Change in net unrealized appreciation (depreciation) on: Investments	411,322,817
Assets and liabilities in foreign currencies	22,927
Commodities	21,302,302
Total change in net unrealized appreciation (depreciation)		432,648,046
Net gain (loss)		419,996,095
Net increase (decrease) in net assets resulting from operations		$415,635,875

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,360,220)	$(2,113,041)
Net realized gain (loss)	(12,651,951)	(161,201,963)
Change in net unrealized appreciation (depreciation)	432,648,046	158,387,878
Net increase (decrease) in net assets resulting from operations	415,635,875	(4,927,126)
Distributions to shareholders from net realized gain	(16,811,081)	–
Share transactions - net increase (decrease)	240,028,167	137,310,705
Redemption fees	252,739	180,108
Total increase (decrease) in net assets	639,105,700	132,563,687
Net Assets
Beginning of period	1,254,162,199	1,121,598,512
End of period	$1,893,267,899	$1,254,162,199
Other Information
Accumulated net investment loss end of period	$(4,373,924)	$(13,704)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$17.70	$18.11	$22.01	$30.25	$45.37	$50.92
Income from Investment Operations
Net investment income (loss)B	(.08)	(.06)	(.10)	–C	.07	(.13)
Net realized and unrealized gain (loss)	5.77	(.35)	(3.80)	(8.25)	(15.19)	(2.83)
Total from investment operations	5.69	(.41)	(3.90)	(8.25)	(15.12)	(2.96)
Distributions from net realized gain	(.21)	–	–	–	–	(2.59)
Total distributions	(.21)	–	–	–	–	(2.59)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	–C
Net asset value, end of period	$23.18	$17.70	$18.11	$22.01	$30.25	$45.37
Total ReturnD,E,F	32.32%	(2.26)%	(17.72)%	(27.24)%	(33.33)%	(6.24)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.20%I	1.23%	1.23%	1.21%	1.18%	1.14%
Expenses net of fee waivers, if any	1.17%I	1.20%	1.19%	1.19%	1.17%	1.14%
Expenses net of all reductions	1.17%I	1.20%	1.19%	1.18%	1.17%	1.14%
Net investment income (loss)	(.74)%I	(.44)%	(.51)%	- %J	.18%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$99,795	$53,509	$46,898	$60,270	$101,202	$152,969
Portfolio turnover rateK	20%I	20%	20%	56%	18%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class T

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$17.37	$17.83	$21.73	$29.95	$45.04	$50.68
Income from Investment Operations
Net investment income (loss)B	(.12)	(.11)	(.15)	(.06)	(.03)	(.27)
Net realized and unrealized gain (loss)	5.69	(.35)	(3.75)	(8.17)	(15.06)	(2.80)
Total from investment operations	5.57	(.46)	(3.90)	(8.23)	(15.09)	(3.07)
Distributions from net realized gain	(.17)	–	–	–	–	(2.57)
Total distributions	(.17)	–	–	–	–	(2.57)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	–C
Net asset value, end of period	$22.77	$17.37	$17.83	$21.73	$29.95	$45.04
Total ReturnD,E,F	32.18%	(2.58)%	(17.95)%	(27.45)%	(33.50)%	(6.49)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.51%I	1.52%	1.50%	1.49%	1.45%	1.43%
Expenses net of fee waivers, if any	1.46%I	1.48%	1.46%	1.47%	1.44%	1.42%
Expenses net of all reductions	1.46%I	1.48%	1.46%	1.46%	1.44%	1.42%
Net investment income (loss)	(1.03)%I	(.72)%	(.79)%	(.28)%	(.09)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$29,595	$17,720	$16,200	$18,402	$24,913	$40,664
Portfolio turnover rateJ	20%I	20%	20%	56%	18%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$16.68	$17.20	$21.06	$29.15	$44.05	$49.81
Income from Investment Operations
Net investment income (loss)B	(.15)	(.16)	(.23)	(.16)	(.20)	(.47)
Net realized and unrealized gain (loss)	5.45	(.36)	(3.63)	(7.94)	(14.70)	(2.76)
Total from investment operations	5.30	(.52)	(3.86)	(8.10)	(14.90)	(3.23)
Distributions from net realized gain	(.14)	–	–	–	–	(2.53)
Total distributions	(.14)	–	–	–	–	(2.53)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	–C
Net asset value, end of period	$21.84	$16.68	$17.20	$21.06	$29.15	$44.05
Total ReturnD,E,F	31.91%	(3.02)%	(18.33)%	(27.75)%	(33.83)%	(6.93)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.89%I	1.97%	1.96%	1.96%	1.93%	1.87%
Expenses net of fee waivers, if any	1.86%I	1.93%	1.92%	1.94%	1.92%	1.87%
Expenses net of all reductions	1.85%I	1.93%	1.92%	1.93%	1.91%	1.87%
Net investment income (loss)	(1.43)%I	(1.17)%	(1.25)%	(.76)%	(.57)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$105,300	$52,732	$39,429	$33,811	$37,787	$67,996
Portfolio turnover rateJ	20%I	20%	20%	56%	18%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$18.12	$18.50	$22.41	$30.72	$45.96	$51.44
Income from Investment Operations
Net investment income (loss)B	(.05)	(.03)	(.04)	.06	.16	(.02)
Net realized and unrealized gain (loss)	5.91	(.35)	(3.87)	(8.38)	(15.40)	(2.85)
Total from investment operations	5.86	(.38)	(3.91)	(8.32)	(15.24)	(2.87)
Distributions from net realized gain	(.23)	–	–	–	–	(2.61)
Total distributions	(.23)	–	–	–	–	(2.61)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	–C
Net asset value, end of period	$23.75	$18.12	$18.50	$22.41	$30.72	$45.96
Total ReturnD,E	32.56%	(2.05)%	(17.45)%	(27.05)%	(33.16)%	(6.00)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%H	.97%	.94%	.94%	.93%	.89%
Expenses net of fee waivers, if any	.84%H	.93%	.90%	.92%	.92%	.89%
Expenses net of all reductions	.84%H	.93%	.90%	.91%	.92%	.89%
Net investment income (loss)	(.41)%H	(.17)%	(.22)%	.27%	.43%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,582,842	$1,076,206	$992,944	$1,275,913	$2,301,019	$3,924,440
Portfolio turnover rateI	20%H	20%	20%	56%	18%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$18.13	$18.50	$22.41	$30.69	$45.87	$51.32
Income from Investment Operations
Net investment income (loss)B	(.05)	(.02)	(.04)	.07	.20	.02
Net realized and unrealized gain (loss)	5.91	(.35)	(3.87)	(8.36)	(15.38)	(2.85)
Total from investment operations	5.86	(.37)	(3.91)	(8.29)	(15.18)	(2.83)
Distributions from net realized gain	(.25)	–	–	–	–	(2.62)
Total distributions	(.25)	–	–	–	–	(2.62)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	–C
Net asset value, end of period	$23.74	$18.13	$18.50	$22.41	$30.69	$45.87
Total ReturnD,E	32.54%	(2.00)%	(17.45)%	(26.98)%	(33.09)%	(5.94)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%H	.92%	.90%	.87%	.84%	.82%
Expenses net of fee waivers, if any	.85%H	.88%	.86%	.85%	.83%	.81%
Expenses net of all reductions	.85%H	.88%	.86%	.84%	.82%	.81%
Net investment income (loss)	(.42)%H	(.12)%	(.18)%	.34%	.52%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$75,736	$52,607	$23,667	$107,830	$128,262	$168,548
Portfolio turnover rateI	20%H	20%	20%	56%	18%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Consolidated Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd, a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $176,840,388 in the Subsidiary, representing 9.3% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Consolidated Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$438,338,254
Gross unrealized depreciation	(341,884,065)
Net unrealized appreciation (depreciation) on securities	$96,454,189
Tax cost	$1,797,965,248

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(137,035,055)
Long-term	(1,015,567,874)
Total capital loss carryforward	$(1,152,602,929)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $411,958,424 and $167,940,401, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annualized management fee rate which includes the management fee of the Fund and the Subsidiary was .58% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$110,412	$–
Class T	.25%	.25%	65,812	–
Class B	.75%	.25%	4,112	3,086
Class C	.75%	.25%	437,648	147,100
			$617,984	$150,186

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$70,209
Class T	9,689
Class B(a)	45
Class C(a)	8,965
$88,908

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$124,720.28
Class T	43,771.33
Class B	1,090.27
Class C	95,693.22
Gold	1,542,599.20
Class I	75,328.21
	$ 1,883,201

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $5,913 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,078,000.56%		$95

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,702 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,013.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $313,705.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,181 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $77.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,977.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net realized gain
Class A	$727,817	$–
Class T	177,780	–
Class C	514,275	–
Gold	14,625,103	–
Class I	766,106	–
Total	$16,811,081	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Class A
Shares sold	2,155,231	1,535,243	$48,052,050	$23,173,408
Reinvestment of distributions	34,733	–	699,880	–
Shares redeemed	(907,884)	(1,100,912)	(20,769,614)	(16,009,093)
Net increase (decrease)	1,282,080	434,331	$27,982,316	$7,164,315
Class T
Shares sold	473,417	373,972	$10,532,605	$5,610,984
Reinvestment of distributions	8,688	–	172,099	–
Shares redeemed	(201,999)	(262,516)	(4,471,223)	(3,867,307)
Net increase (decrease)	280,106	111,456	$6,233,481	$1,743,677
Class B
Shares sold	7,043	6,237	$134,526	$87,905
Shares redeemed	(89,907)	(65,868)	(1,923,575)	(948,946)
Net increase (decrease)	(82,864)	(59,631)	$(1,789,049)	$(861,041)
Class C
Shares sold	2,105,830	1,382,064	$44,613,277	$19,834,455
Reinvestment of distributions	25,176	–	479,096	–
Shares redeemed	(469,605)	(513,567)	(10,057,616)	(7,072,215)
Net increase (decrease)	1,661,401	868,497	$35,034,757	$12,762,240
Gold
Shares sold	27,232,504	25,445,576	$629,320,141	$393,817,498
Reinvestment of distributions	679,374	–	14,001,901	–
Shares redeemed	(20,649,591)	(19,739,546)	(477,540,098)	(303,052,757)
Net increase (decrease)	7,262,287	5,706,030	$165,781,944	$90,764,741
Class I
Shares sold	1,264,444	2,727,491	$29,183,156	$42,106,104
Reinvestment of distributions	32,037	–	660,276	–
Shares redeemed	(1,007,905)	(1,105,474)	(23,058,714)	(16,369,331)
Net increase (decrease)	288,576	1,622,017	$6,784,718	$25,736,773

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	15.5	14.6
WestRock Co.	7.7	8.5
Monsanto Co.	7.5	7.3
Eastman Chemical Co.	6.7	8.9
Graphic Packaging Holding Co.	6.1	5.3
Ball Corp.	5.7	4.3
PPG Industries, Inc.	4.9	4.9
The Dow Chemical Co.	4.9	4.9
Ecolab, Inc.	4.6	5.2
W.R. Grace & Co.	4.4	3.6
	68.0

Top Industries (% of fund's net assets)

As of August 31, 2016
Chemicals	67.5%
Containers & Packaging	21.3%
Metals & Mining	5.6%
Construction Materials	4.0%
Trading Companies & Distributors	1.2%
All Others*	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Chemicals	71.1%
Containers & Packaging	19.4%
Construction Materials	4.8%
Metals & Mining	1.8%
Building Products	1.1%
All Others*	1.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Materials Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Chemicals - 67.5%
Commodity Chemicals - 7.4%
Essentra PLC	537,200	$3,639,989
LyondellBasell Industries NV Class A	781,496	61,652,219
Olin Corp.	656,100	14,198,004
Orion Engineered Carbons SA	674,099	12,127,041
Trinseo SA	128,200	7,417,652
Westlake Chemical Corp.	162,800	8,436,296
		107,471,201
Diversified Chemicals - 28.5%
E.I. du Pont de Nemours & Co.	3,251,900	226,332,239
Eastman Chemical Co.	1,449,848	98,430,181
Ingevity Corp. (a)	456,619	20,264,751
The Dow Chemical Co.	1,330,500	71,368,020
		416,395,191
Fertilizers & Agricultural Chemicals - 11.4%
Agrium, Inc.	159,900	15,407,171
CF Industries Holdings, Inc.	1,198,810	31,169,060
Monsanto Co.	1,023,430	108,995,295
The Scotts Miracle-Gro Co. Class A	131,600	10,896,480
		166,468,006
Specialty Chemicals - 20.2%
Ashland, Inc.	539,400	63,152,952
Axalta Coating Systems (a)	522,400	14,951,088
Ecolab, Inc.	549,020	67,556,911
Frutarom Industries Ltd.	270,296	14,269,797
PPG Industries, Inc.	676,600	71,638,408
W.R. Grace & Co.	815,940	63,749,392
		295,318,548

TOTAL CHEMICALS		985,652,946

Construction Materials - 4.0%
Construction Materials - 4.0%
Eagle Materials, Inc.	736,615	59,201,748
Containers & Packaging - 21.3%
Metal & Glass Containers - 5.7%
Ball Corp.	1,042,329	82,542,034
Paper Packaging - 15.6%
Graphic Packaging Holding Co.	6,255,495	89,703,798
Sealed Air Corp.	553,500	26,086,455
WestRock Co.	2,353,419	112,728,770
		228,519,023

TOTAL CONTAINERS & PACKAGING		311,061,057

Metals & Mining - 5.6%
Diversified Metals & Mining - 3.4%
Compass Minerals International, Inc.	309,600	23,074,488
Rio Tinto PLC	872,500	26,264,610
		49,339,098
Gold - 2.2%
Barrick Gold Corp. (b)	658,000	11,184,093
Franco-Nevada Corp.	145,700	10,180,335
Randgold Resources Ltd. sponsored ADR (b)	123,100	11,528,315
		32,892,743

TOTAL METALS & MINING		82,231,841

Trading Companies & Distributors - 1.2%
Trading Companies & Distributors - 1.2%
Nexeo Solutions, Inc. (a)(b)	484,300	4,334,485
Nexeo Solutions, Inc. (c)	1,116,600	9,493,892
Univar, Inc. (a)	190,800	3,947,652
		17,776,029
TOTAL COMMON STOCKS
(Cost $1,215,952,677)		1,455,923,621

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.42% (d)	108,159	108,159
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	18,572,275	18,572,275
TOTAL MONEY MARKET FUNDS
(Cost $18,680,434)		18,680,434
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,234,633,111)		1,474,604,055
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(13,721,181)
NET ASSETS - 100%		$1,460,882,874

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,493,892 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$11,166,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,794
Fidelity Securities Lending Cash Central Fund	38,367
Total	$63,161

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,455,923,621	$1,420,165,119	$35,758,502	$--
Money Market Funds	18,680,434	18,680,434	--	--
Total Investments in Securities:	$1,474,604,055	$1,438,845,553	$35,758,502	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.1%
Netherlands	4.2%
Canada	2.5%
United Kingdom	2.1%
Luxembourg	1.3%
Bermuda	1.0%
Israel	1.0%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,490,318) — See accompanying schedule: Unaffiliated issuers (cost $1,215,952,677)	$1,455,923,621
Fidelity Central Funds (cost $18,680,434)	18,680,434
Total Investments (cost $1,234,633,111)		$1,474,604,055
Receivable for investments sold		3,422,367
Receivable for fund shares sold		1,026,163
Dividends receivable		3,583,946
Distributions receivable from Fidelity Central Funds		7,132
Prepaid expenses		11,412
Other receivables		67,934
Total assets		1,482,723,009
Liabilities
Payable for fund shares redeemed	$2,104,336
Accrued management fee	661,929
Distribution and service plan fees payable	116,959
Other affiliated payables	294,846
Other payables and accrued expenses	89,790
Collateral on securities loaned, at value	18,572,275
Total liabilities		21,840,135
Net Assets		$1,460,882,874
Net Assets consist of:
Paid in capital		$1,218,712,126
Undistributed net investment income		9,633,554
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,438,712)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		239,975,906
Net Assets		$1,460,882,874
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($207,504,101 ÷ 2,793,782 shares)		$74.27
Maximum offering price per share (100/94.25 of $74.27)		$78.80
Class T:
Net Asset Value and redemption price per share ($34,175,093 ÷ 463,937 shares)		$73.66
Maximum offering price per share (100/96.50 of $73.66)		$76.33
Class C:
Net Asset Value and offering price per share ($71,936,169 ÷ 1,001,601 shares)(a)		$71.82
Materials:
Net Asset Value, offering price and redemption price per share ($793,638,330 ÷ 10,626,962 shares)		$74.68
Class I:
Net Asset Value, offering price and redemption price per share ($353,629,181 ÷ 4,743,968 shares)		$74.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$16,195,691
Income from Fidelity Central Funds		63,161
Total income		16,258,852
Expenses
Management fee	$3,970,815
Transfer agent fees	1,555,282
Distribution and service plan fees	715,088
Accounting and security lending fees	227,876
Custodian fees and expenses	16,316
Independent trustees' fees and expenses	15,541
Registration fees	64,073
Audit	23,434
Legal	10,287
Interest	1,640
Miscellaneous	11,753
Total expenses before reductions	6,612,105
Expense reductions	(31,860)	6,580,245
Net investment income (loss)		9,678,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,822,034
Foreign currency transactions	(48,440)
Total net realized gain (loss)		28,773,594
Change in net unrealized appreciation (depreciation) on: Investment securities	196,947,151
Assets and liabilities in foreign currencies	4,962
Total change in net unrealized appreciation (depreciation)		196,952,113
Net gain (loss)		225,725,707
Net increase (decrease) in net assets resulting from operations		$235,404,314

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,678,607	$21,289,378
Net realized gain (loss)	28,773,594	179,640
Change in net unrealized appreciation (depreciation)	196,952,113	(394,277,283)
Net increase (decrease) in net assets resulting from operations	235,404,314	(372,808,265)
Distributions to shareholders from net investment income	–	(15,036,509)
Distributions to shareholders from net realized gain	–	(20,008,646)
Total distributions	–	(35,045,155)
Share transactions - net increase (decrease)	(95,445,932)	(326,507,843)
Redemption fees	13,429	36,485
Total increase (decrease) in net assets	139,971,811	(734,324,778)
Net Assets
Beginning of period	1,320,911,063	2,055,235,841
End of period	$1,460,882,874	$1,320,911,063
Other Information
Undistributed net investment income end of period	$9,633,554	$–
Distributions in excess of net investment income end of period	$–	$(45,053)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$62.94	$80.43	$86.46	$73.44	$69.23	$69.96
Income from Investment Operations
Net investment income (loss)B	.41	.79	.51	.36	.70	.40
Net realized and unrealized gain (loss)	10.92	(16.80)	1.05	14.56	5.69	(.35)
Total from investment operations	11.33	(16.01)	1.56	14.92	6.39	.05
Distributions from net investment income	–	(.58)	(.43)	(.30)	(.63)	(.40)
Distributions from net realized gain	–	(.91)	(7.17)	(1.60)	(1.55)	(.38)
Total distributions	–	(1.48)C	(7.59)D	(1.90)	(2.18)	(.78)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$74.27	$62.94	$80.43	$86.46	$73.44	$69.23
Total ReturnF,G,H	18.00%	(20.01)%	2.20%	20.46%	9.40%	.21%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.08%K	1.06%	1.06%	1.10%	1.13%	1.13%
Expenses net of fee waivers, if any	1.08%K	1.06%	1.06%	1.10%	1.13%	1.13%
Expenses net of all reductions	1.07%K	1.06%	1.06%	1.09%	1.12%	1.13%
Net investment income (loss)	1.17%K	1.09%	.61%	.45%	1.02%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$207,504	$202,747	$319,740	$336,777	$219,627	$157,781
Portfolio turnover rateL	38%K	64%	76%M	53%	61%	94%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.48 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.906 per share.

 D Total distributions of $7.59 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $7.167 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class T

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$62.52	$79.95	$85.99	$73.05	$68.91	$69.68
Income from Investment Operations
Net investment income (loss)B	.30	.56	.25	.12	.50	.21
Net realized and unrealized gain (loss)	10.84	(16.69)	1.06	14.48	5.66	(.35)
Total from investment operations	11.14	(16.13)	1.31	14.60	6.16	(.14)
Distributions from net investment income	–	(.40)	(.18)	(.06)	(.46)	(.25)
Distributions from net realized gain	–	(.91)	(7.17)	(1.60)	(1.55)	(.38)
Total distributions	–	(1.30)C	(7.35)	(1.66)	(2.02)D	(.63)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$73.66	$62.52	$79.95	$85.99	$73.05	$68.91
Total ReturnF,G,H	17.82%	(20.27)%	1.90%	20.10%	9.10%	(.09)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.40%K	1.38%	1.37%	1.40%	1.42%	1.42%
Expenses net of fee waivers, if any	1.40%K	1.37%	1.37%	1.40%	1.42%	1.42%
Expenses net of all reductions	1.39%K	1.37%	1.37%	1.39%	1.41%	1.41%
Net investment income (loss)	.85%K	.77%	.31%	.15%	.73%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$34,175	$30,118	$45,252	$45,223	$37,860	$28,290
Portfolio turnover rateL	38%K	64%	76%M	53%	61%	94%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.906 per share.

 D Total distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$61.09	$78.12	$84.38	$71.96	$67.98	$68.78
Income from Investment Operations
Net investment income (loss)B	.15	.24	(.12)	(.23)	.18	(.10)
Net realized and unrealized gain (loss)	10.58	(16.28)	1.03	14.23	5.55	(.32)
Total from investment operations	10.73	(16.04)	.91	14.00	5.73	(.42)
Distributions from net investment income	–	(.08)	–	–	(.20)	–
Distributions from net realized gain	–	(.91)	(7.17)	(1.58)	(1.55)	(.38)
Total distributions	–	(.99)	(7.17)	(1.58)	(1.75)	(.38)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$71.82	$61.09	$78.12	$84.38	$71.96	$67.98
Total ReturnD,E,F	17.56%	(20.61)%	1.43%	19.56%	8.58%	(.55)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	1.81%	1.82%	1.85%	1.89%	1.89%
Expenses net of fee waivers, if any	1.82%I	1.81%	1.82%	1.85%	1.89%	1.89%
Expenses net of all reductions	1.82%I	1.81%	1.82%	1.84%	1.88%	1.89%
Net investment income (loss)	.43%I	.34%	(.14)%	(.30)%	.26%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$71,936	$66,896	$107,697	$106,879	$75,007	$58,296
Portfolio turnover rateJ	38%I	64%	76%K	53%	61%	94%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$63.20	$80.77	$86.81	$73.68	$69.41	$70.11
Income from Investment Operations
Net investment income (loss)B	.51	.98	.73	.58	.90	.60
Net realized and unrealized gain (loss)	10.97	(16.89)	1.05	14.63	5.71	(.37)
Total from investment operations	11.48	(15.91)	1.78	15.21	6.61	.23
Distributions from net investment income	–	(.76)	(.65)	(.48)	(.79)	(.55)
Distributions from net realized gain	–	(.91)	(7.17)	(1.60)	(1.55)	(.38)
Total distributions	–	(1.66)C	(7.82)	(2.08)	(2.34)	(.93)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$74.68	$63.20	$80.77	$86.81	$73.68	$69.41
Total ReturnE,F	18.16%	(19.81)%	2.46%	20.80%	9.71%	.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.81%	.80%	.82%	.85%	.85%
Expenses net of fee waivers, if any	.82%I	.81%	.80%	.82%	.85%	.85%
Expenses net of all reductions	.81%I	.80%	.80%	.82%	.84%	.84%
Net investment income (loss)	1.43%I	1.34%	.87%	.73%	1.30%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$793,638	$711,985	$1,107,689	$1,231,942	$1,146,782	$1,089,619
Portfolio turnover rateJ	38%I	64%	76%K	53%	61%	94%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.66 per share is comprised of distributions from net investment income of $.756 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$63.07	$80.60	$86.66	$73.57	$69.35	$70.05
Income from Investment Operations
Net investment income (loss)B	.52	1.00	.74	.59	.90	.60
Net realized and unrealized gain (loss)	10.95	(16.86)	1.05	14.60	5.70	(.36)
Total from investment operations	11.47	(15.86)	1.79	15.19	6.60	.24
Distributions from net investment income	–	(.77)	(.68)	(.50)	(.83)	(.56)
Distributions from net realized gain	–	(.91)	(7.17)	(1.60)	(1.55)	(.38)
Total distributions	–	(1.67)C	(7.85)	(2.10)	(2.38)	(.94)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$74.54	$63.07	$80.60	$86.66	$73.57	$69.35
Total ReturnE,F	18.19%	(19.79)%	2.49%	20.81%	9.71%	.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.78%	.78%	.81%	.85%	.84%
Expenses net of fee waivers, if any	.79%I	.78%	.78%	.81%	.85%	.84%
Expenses net of all reductions	.78%I	.78%	.78%	.81%	.84%	.83%
Net investment income (loss)	1.46%I	1.37%	.89%	.74%	1.30%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$353,629	$306,145	$468,371	$333,963	$246,696	$89,299
Portfolio turnover rateJ	38%I	64%	76%K	53%	61%	94%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.67 per share is comprised of distributions from net investment income of $.767 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), original issue discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$272,380,843
Gross unrealized depreciation	(35,714,055)
Net unrealized appreciation (depreciation) on securities	$236,666,788
Tax cost	$1,237,937,267

The Fund elected to defer to its next fiscal year approximately $26,553,392 of capital losses recognized during the period November 1, 2015 to February 29, 2016.

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(199,630)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$(1,303,405)

The Fund acquired $1,303,405 of capital loss carryforwards as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $269,471,861 and $337,670,324, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$266,504	$–
Class T	.25%	.25%	83,240	–
Class B	.75%	.25%	9,283	6,962
Class C	.75%	.25%	356,061	18,922
			$715,088	$25,884

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15,807
Class T	2,587
Class B(a)	132
Class C(a)	2,152
$20,678

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$243,115.23
Class T	49,550.30
Class B	2,396.26
Class C	80,371.23
Materials	862,310.22
Class I	317,540.19
	$ 1,555,282

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,340 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,565,000.60%		$1,640

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,979 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $38,367.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26,308 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,552.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Class A	$–	$1,939,569
Class T	–	197,484
Class C	–	96,966
Materials	–	8,906,972
Class I	–	3,895,518
Total	$–	$15,036,509
From net realized gain
Class A	$–	$3,076,815
Class T	–	454,774
Class B	–	50,258
Class C	–	1,065,857
Materials	–	10,731,466
Class I	–	4,629,476
Total	$–	$20,008,646

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Class A
Shares sold	362,033	820,014	$25,352,234	$59,881,537
Reinvestment of distributions	–	70,909	–	4,729,990
Shares redeemed	(789,693)	(1,644,717)	(55,891,315)	(118,125,615)
Net increase (decrease)	(427,660)	(753,794)	$(30,539,081)	$(53,514,088)
Class T
Shares sold	45,870	84,811	$3,177,274	$5,963,121
Reinvestment of distributions	–	9,611	–	637,500
Shares redeemed	(63,670)	(178,706)	(4,440,195)	(12,734,979)
Net increase (decrease)	(17,800)	(84,284)	$(1,262,921)	$(6,134,358)
Class B
Shares sold	325	1,827	$22,444	$136,913
Reinvestment of distributions	–	717	–	46,833
Shares redeemed	(49,631)	(36,076)	(3,403,614)	(2,579,948)
Net increase (decrease)	(49,306)	(33,532)	$(3,381,170)	$(2,396,202)
Class C
Shares sold	48,594	141,291	$3,307,824	$10,125,628
Reinvestment of distributions	–	16,060	–	1,043,658
Shares redeemed	(142,094)	(440,847)	(9,627,516)	(30,549,327)
Net increase (decrease)	(93,500)	(283,496)	$(6,319,692)	$(19,380,041)
Materials
Shares sold	1,010,082	1,388,149	$70,797,026	$101,563,248
Reinvestment of distributions	–	273,187	–	18,281,510
Shares redeemed	(1,648,635)	(4,109,408)	(117,337,155)	(297,748,381)
Net increase (decrease)	(638,553)	(2,448,072)	$(46,540,129)	$(177,903,623)
Class I
Shares sold	788,843	1,480,820	$55,984,650	$107,996,943
Reinvestment of distributions	–	118,643	–	7,923,047
Shares redeemed	(898,670)	(2,556,391)	(63,387,589)	(183,099,521)
Net increase (decrease)	(109,827)	(956,928)	$(7,402,939)	$(67,179,531)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Chemicals Portfolio	.80%
Actual		$1,000.00	$1,182.70	$4.40
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Gold Portfolio
Class A	1.17%
Actual		$1,000.00	$1,323.20	$6.85
Hypothetical-C		$1,000.00	$1,019.31	$5.96
Class T	1.46%
Actual		$1,000.00	$1,321.80	$8.54
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Class C	1.86%
Actual		$1,000.00	$1,319.10	$10.87
Hypothetical-C		$1,000.00	$1,015.83	$9.45
Gold	.84%
Actual		$1,000.00	$1,325.60	$4.92
Hypothetical-C		$1,000.00	$1,020.97	$4.28
Class I	.85%
Actual		$1,000.00	$1,325.40	$4.98
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Materials Portfolio
Class A	1.08%
Actual		$1,000.00	$1,180.00	$5.93
Hypothetical-C		$1,000.00	$1,019.76	$5.50
Class T	1.40%
Actual		$1,000.00	$1,178.20	$7.69
Hypothetical-C		$1,000.00	$1,018.15	$7.12
Class C	1.82%
Actual		$1,000.00	$1,175.60	$9.98
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Materials	.82%
Actual		$1,000.00	$1,181.60	$4.51
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Class I	.79%
Actual		$1,000.00	$1,181.90	$4.34
Hypothetical-C		$1,000.00	$1,021.22	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELMT-SANN-1016
1.846035.109

Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Multimedia Portfolio

Retailing Portfolio

Semi-Annual Report

August 31, 2016

Contents

Automotive Portfolio
Investment Summary
Investments
Financial Statements
Construction and Housing Portfolio
Investment Summary
Investments
Financial Statements
Consumer Discretionary Portfolio
Investment Summary
Investments
Financial Statements
Leisure Portfolio
Investment Summary
Investments
Financial Statements
Multimedia Portfolio
Investment Summary
Investments
Financial Statements
Retailing Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Automotive Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. sponsored ADR	9.2	9.5
Tesla Motors, Inc.	8.9	8.0
Johnson Controls, Inc.	6.7	0.0
Ford Motor Co.	5.4	8.2
General Motors Co.	5.3	15.5
BorgWarner, Inc.	4.8	4.8
Tenneco, Inc.	4.8	4.8
Mobileye NV	4.2	4.0
Allison Transmission Holdings, Inc.	4.1	0.0
NGK Spark Plug Co. Ltd.	4.1	4.5
	57.5

Top Industries (% of fund's net assets)

As of August 31, 2016
Automobiles	39.9%
Auto Components	35.6%
Software	4.2%
Machinery	4.1%
All Others*	13.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Automobiles	50.6%
Auto Components	34.2%
Household Durables	4.5%
Software	4.0%
Commercial Services & Supplies	2.0%
All Others*	4.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Automotive Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Auto Components - 35.6%
Auto Parts & Equipment - 33.7%
BorgWarner, Inc.	84,710	$2,913,177
Continental AG	5,700	1,194,680
Delphi Automotive PLC	31,358	2,215,756
Johnson Controls, Inc.	93,000	4,080,840
NGK Spark Plug Co. Ltd.	132,600	2,479,882
Schaeffler AG	79,400	1,229,306
Stoneridge, Inc. (a)	57,640	998,901
Tenneco, Inc. (a)	51,806	2,892,329
Visteon Corp.	34,140	2,413,698
		20,418,569
Tires & Rubber - 1.9%
The Goodyear Tire & Rubber Co.	39,000	1,144,650

TOTAL AUTO COMPONENTS		21,563,219

Automobiles - 37.9%
Automobile Manufacturers - 36.5%
Ford Motor Co.	259,431	3,268,831
General Motors Co.	100,414	3,205,215
Honda Motor Co. Ltd. sponsored ADR (b)	30,295	933,389
Renault SA	21,800	1,782,665
Tata Motors Ltd. sponsored ADR	48,140	1,962,668
Tesla Motors, Inc. (a)	25,500	5,406,255
Toyota Motor Corp. sponsored ADR (b)	46,217	5,575,157
		22,134,180
Motorcycle Manufacturers - 1.4%
Harley-Davidson, Inc.	16,220	854,794

TOTAL AUTOMOBILES		22,988,974

Commercial Services & Supplies - 3.0%
Diversified Support Services - 3.0%
KAR Auction Services, Inc.	43,480	1,838,334
Distributors - 3.1%
Distributors - 3.1%
LKQ Corp. (a)	51,300	1,851,417
Electronic Equipment & Components - 1.3%
Electronic Equipment & Instruments - 1.3%
Research Frontiers, Inc. (a)(b)	247,800	763,224
Household Durables - 2.0%
Consumer Electronics - 2.0%
Harman International Industries, Inc.	14,240	1,205,986
Machinery - 4.1%
Construction Machinery & Heavy Trucks - 4.1%
Allison Transmission Holdings, Inc.	90,500	2,510,470
Software - 4.2%
Application Software - 4.2%
Mobileye NV (a)(b)	52,300	2,556,947
Specialty Retail - 2.8%
Automotive Retail - 2.8%
AutoZone, Inc. (a)	2,300	1,706,140
TOTAL COMMON STOCKS
(Cost $41,160,858)		56,984,711

Nonconvertible Preferred Stocks - 2.0%
Automobiles - 2.0%
Automobile Manufacturers - 2.0%
Volkswagen AG
(Cost $1,232,464)	9,000	1,249,862

Money Market Funds - 16.1%
Fidelity Cash Central Fund, 0.42% (c)	2,398,710	2,398,710
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	7,361,825	7,361,825
TOTAL MONEY MARKET FUNDS
(Cost $9,760,535)		9,760,535
TOTAL INVESTMENT PORTFOLIO - 112.1%
(Cost $52,153,857)		67,995,108
NET OTHER ASSETS (LIABILITIES) - (12.1)%		(7,357,293)
NET ASSETS - 100%		$60,637,815

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,676
Fidelity Securities Lending Cash Central Fund	102,620
Total	$106,296

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$2,954,688

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	65.1%
Japan	14.8%
Germany	6.0%
Netherlands	4.2%
Bailiwick of Jersey	3.7%
India	3.2%
France	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,213,625) — See accompanying schedule: Unaffiliated issuers (cost $42,393,322)	$58,234,573
Fidelity Central Funds (cost $9,760,535)	9,760,535
Total Investments (cost $52,153,857)		$67,995,108
Receivable for fund shares sold		45,957
Dividends receivable		69,365
Distributions receivable from Fidelity Central Funds		4,141
Prepaid expenses		448
Other receivables		2,986
Total assets		68,118,005
Liabilities
Payable for investments purchased	$13,004
Payable for fund shares redeemed	43,905
Accrued management fee	27,717
Other affiliated payables	14,254
Other payables and accrued expenses	19,485
Collateral on securities loaned, at value	7,361,825
Total liabilities		7,480,190
Net Assets		$60,637,815
Net Assets consist of:
Paid in capital		$41,696,362
Undistributed net investment income		624,634
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,477,173
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,839,646
Net Assets, for 1,648,498 shares outstanding		$60,637,815
Net Asset Value, offering price and redemption price per share ($60,637,815 ÷ 1,648,498 shares)		$36.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$829,542
Income from Fidelity Central Funds (including $102,620 from security lending)		106,296
Total income		935,838
Expenses
Management fee	$180,477
Transfer agent fees	75,886
Accounting and security lending fees	14,111
Custodian fees and expenses	5,406
Independent trustees' fees and expenses	750
Registration fees	14,570
Audit	19,274
Legal	827
Miscellaneous	618
Total expenses before reductions	311,919
Expense reductions	(2,047)	309,872
Net investment income (loss)		625,966
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,295,129
Foreign currency transactions	704
Total net realized gain (loss)		3,295,833
Change in net unrealized appreciation (depreciation) on: Investment securities	2,558,793
Assets and liabilities in foreign currencies	(176)
Total change in net unrealized appreciation (depreciation)		2,558,617
Net gain (loss)		5,854,450
Net increase (decrease) in net assets resulting from operations		$6,480,416

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$625,966	$1,613,597
Net realized gain (loss)	3,295,833	11,358,803
Change in net unrealized appreciation (depreciation)	2,558,617	(35,349,072)
Net increase (decrease) in net assets resulting from operations	6,480,416	(22,376,672)
Distributions to shareholders from net investment income	(171,814)	(1,044,092)
Distributions to shareholders from net realized gain	(835,373)	(14,444,816)
Total distributions	(1,007,187)	(15,488,908)
Share transactions
Proceeds from sales of shares	11,271,325	26,726,919
Reinvestment of distributions	961,346	14,872,884
Cost of shares redeemed	(22,814,437)	(75,869,391)
Net increase (decrease) in net assets resulting from share transactions	(10,581,766)	(34,269,588)
Redemption fees	1,566	2,686
Total increase (decrease) in net assets	(5,106,971)	(72,132,482)
Net Assets
Beginning of period	65,744,786	137,877,268
End of period	$60,637,815	$65,744,786
Other Information
Undistributed net investment income end of period	$624,634	$170,482
Shares
Sold	310,721	610,209
Issued in reinvestment of distributions	26,124	353,475
Redeemed	(637,819)	(1,838,445)
Net increase (decrease)	(300,974)	(874,761)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Automotive Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$33.72	$48.82	$56.95	$40.65	$38.05	$46.87
Income from Investment Operations
Net investment income (loss)B	.34	.65	.42	.22	.24	.03
Net realized and unrealized gain (loss)	3.23	(9.37)	3.05	16.96	2.65	(6.45)
Total from investment operations	3.57	(8.72)	3.47	17.18	2.89	(6.42)
Distributions from net investment income	(.09)	(.45)	(.38)	(.15)	(.26)	(.02)
Distributions from net realized gain	(.42)	(5.93)	(11.22)	(.73)	(.02)	(2.41)
Total distributions	(.51)	(6.38)	(11.60)	(.88)	(.29)C	(2.42)D
Redemption fees added to paid in capitalB	–E	–E	–E	–E	–E	.02
Net asset value, end of period	$36.78	$33.72	$48.82	$56.95	$40.65	$38.05
Total ReturnF,G	10.59%	(20.00)%	8.04%	42.33%	7.64%	(13.06)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.95%J	.87%	.85%	.84%	.91%	.90%
Expenses net of fee waivers, if any	.95%J	.87%	.85%	.84%	.91%	.90%
Expenses net of all reductions	.94%J	.86%	.85%	.83%	.89%	.90%
Net investment income (loss)	1.90%J	1.49%	.82%	.43%	.66%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$60,638	$65,745	$137,877	$214,227	$142,959	$170,016
Portfolio turnover rateK	65%J	80%	71%	148%	72%	49%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.261 and distributions from net realized gain of $.024 per share.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $2.408 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	22.5	24.1
Lowe's Companies, Inc.	10.3	10.5
AvalonBay Communities, Inc.	6.6	7.2
UDR, Inc.	3.9	5.0
Fortune Brands Home & Security, Inc.	3.5	3.5
A.O. Smith Corp.	3.4	2.8
Mid-America Apartment Communities, Inc.	3.4	4.1
Martin Marietta Materials, Inc.	3.1	3.3
Fluor Corp.	2.9	0.0
Lennox International, Inc.	2.6	1.6
	62.2

Top Industries (% of fund's net assets)

As of August 31, 2016
Specialty Retail	33.0%
Real Estate Investment Trusts	19.2%
Household Durables	15.1%
Building Products	14.4%
Construction Materials	7.0%
All Others*	11.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Specialty Retail	34.6%
Real Estate Investment Trusts	23.0%
Household Durables	18.8%
Building Products	12.4%
Construction Materials	4.2%
All Others*	7.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Construction and Housing Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Building Products - 14.4%
Building Products - 14.4%
A.O. Smith Corp.	178,926	$17,262,780
Apogee Enterprises, Inc.	165,827	8,026,027
Builders FirstSource, Inc. (a)	689,824	9,478,182
Continental Building Products, Inc. (a)	326,106	7,242,814
Fortune Brands Home & Security, Inc.	285,750	18,162,270
Lennox International, Inc.	84,000	13,529,880
		73,701,953
Construction & Engineering - 6.9%
Construction & Engineering - 6.9%
Dycom Industries, Inc. (a)	105,394	8,549,561
EMCOR Group, Inc.	51,400	2,943,164
Fluor Corp.	286,800	14,884,920
Jacobs Engineering Group, Inc. (a)	124,900	6,580,981
Quanta Services, Inc. (a)	36,650	943,005
Tutor Perini Corp. (a)	62,200	1,442,418
		35,344,049
Construction Materials - 7.0%
Construction Materials - 7.0%
Eagle Materials, Inc.	144,428	11,607,678
Headwaters, Inc. (a)	383,500	6,952,855
Martin Marietta Materials, Inc.	87,260	15,971,198
Vulcan Materials Co.	11,200	1,275,344
		35,807,075
Household Durables - 14.8%
Home Furnishings - 1.3%
Mohawk Industries, Inc. (a)	30,300	6,447,234
Homebuilding - 11.7%
Cairn Homes PLC (a)	3,699,692	4,384,748
CalAtlantic Group, Inc.	283,007	10,326,925
D.R. Horton, Inc.	122,612	3,930,941
Lennar Corp. Class A	38,400	1,816,320
New Home Co. LLC (a)(b)	474,513	5,148,466
PulteGroup, Inc.	568,777	12,154,764
Taylor Morrison Home Corp. (a)	388,765	6,857,815
Toll Brothers, Inc. (a)	368,350	11,452,002
William Lyon Homes, Inc. (a)(b)	236,628	4,081,833
		60,153,814
Household Appliances - 1.8%
Whirlpool Corp.	53,008	9,469,349

TOTAL HOUSEHOLD DURABLES		76,070,397

Real Estate Investment Trusts - 19.2%
Diversified REITs - 1.4%
Forest City Realty Trust, Inc.	291,200	6,889,792
Residential REITs - 17.3%
American Homes 4 Rent Class A	106,100	2,320,407
Apartment Investment & Management Co. Class A	135,190	6,107,884
AvalonBay Communities, Inc.	192,678	33,720,577
Essex Property Trust, Inc.	9,709	2,204,914
Mid-America Apartment Communities, Inc. (b)	183,576	17,254,308
Monogram Residential Trust, Inc.	478,800	5,036,976
Post Properties, Inc.	30,900	2,048,052
UDR, Inc.	549,968	19,897,842
		88,590,960
Specialized REITs - 0.5%
Extra Space Storage, Inc.	32,497	2,617,633

TOTAL REAL ESTATE INVESTMENT TRUSTS		98,098,385

Real Estate Management & Development - 3.6%
Real Estate Development - 2.4%
Howard Hughes Corp. (a)	102,029	12,061,868
Real Estate Services - 1.2%
Foxtons Group PLC	1,043,177	1,626,694
RE/MAX Holdings, Inc.	82,509	3,435,675
Realogy Holdings Corp.	46,699	1,253,401
		6,315,770

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		18,377,638

Specialty Retail - 33.0%
Home Improvement Retail - 33.0%
Home Depot, Inc.	857,760	115,042,772
Lowe's Companies, Inc.	692,334	53,005,091
Tile Shop Holdings, Inc. (a)	70,700	1,099,385
		169,147,248
TOTAL COMMON STOCKS
(Cost $358,738,787)		506,546,745

Convertible Preferred Stocks - 0.3%
Household Durables - 0.3%
Homebuilding - 0.3%
Blu Homes, Inc. Series A, 5.00% (a)(c)
(Cost $4,000,001)	865,801	1,601,732

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.42% (d)	2,795,268	2,795,268
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	19,491,925	19,491,925
TOTAL MONEY MARKET FUNDS
(Cost $22,287,193)		22,287,193
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $385,025,981)		530,435,670
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(18,497,905)
NET ASSETS - 100%		$511,937,765

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,601,732 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,684
Fidelity Securities Lending Cash Central Fund	43,716
Total	$58,400

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$506,546,745	$506,546,745	$--	$--
Convertible Preferred Stocks	1,601,732	--	--	1,601,732
Money Market Funds	22,287,193	22,287,193	--	--
Total Investments in Securities:	$530,435,670	$528,833,938	$--	$1,601,732

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,102,052) — See accompanying schedule: Unaffiliated issuers (cost $362,738,788)	$508,148,477
Fidelity Central Funds (cost $22,287,193)	22,287,193
Total Investments (cost $385,025,981)		$530,435,670
Receivable for investments sold		6,428,474
Receivable for fund shares sold		586,145
Dividends receivable		807,171
Distributions receivable from Fidelity Central Funds		4,563
Prepaid expenses		4,345
Other receivables		6,501
Total assets		538,272,869
Liabilities
Payable for investments purchased	$5,147,934
Payable for fund shares redeemed	1,337,512
Accrued management fee	240,028
Other affiliated payables	97,294
Other payables and accrued expenses	20,411
Collateral on securities loaned, at value	19,491,925
Total liabilities		26,335,104
Net Assets		$511,937,765
Net Assets consist of:
Paid in capital		$377,047,945
Undistributed net investment income		2,497,783
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,017,651)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		145,409,688
Net Assets, for 8,375,636 shares outstanding		$511,937,765
Net Asset Value, offering price and redemption price per share ($511,937,765 ÷ 8,375,636 shares)		$61.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$4,463,275
Income from Fidelity Central Funds (including $43,716 from security lending)		58,400
Total income		4,521,675
Expenses
Management fee	$1,410,284
Transfer agent fees	469,544
Accounting and security lending fees	100,219
Custodian fees and expenses	7,393
Independent trustees' fees and expenses	5,478
Registration fees	29,857
Audit	19,023
Legal	3,361
Miscellaneous	2,764
Total expenses before reductions	2,047,923
Expense reductions	(24,031)	2,023,892
Net investment income (loss)		2,497,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,082,143
Foreign currency transactions	(10,200)
Total net realized gain (loss)		5,071,943
Change in net unrealized appreciation (depreciation) on: Investment securities	59,766,718
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		59,766,725
Net gain (loss)		64,838,668
Net increase (decrease) in net assets resulting from operations		$67,336,451

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,497,783	$2,748,118
Net realized gain (loss)	5,071,943	(8,750,625)
Change in net unrealized appreciation (depreciation)	59,766,725	(43,593,256)
Net increase (decrease) in net assets resulting from operations	67,336,451	(49,595,763)
Distributions to shareholders from net investment income	–	(2,235,224)
Distributions to shareholders from net realized gain	–	(14,717,246)
Total distributions	–	(16,952,470)
Share transactions
Proceeds from sales of shares	95,723,260	351,705,660
Reinvestment of distributions	–	16,385,270
Cost of shares redeemed	(100,428,235)	(271,749,922)
Net increase (decrease) in net assets resulting from share transactions	(4,704,975)	96,341,008
Redemption fees	3,093	31,411
Total increase (decrease) in net assets	62,634,569	29,824,186
Net Assets
Beginning of period	449,303,196	419,479,010
End of period	$511,937,765	$449,303,196
Other Information
Undistributed net investment income end of period	$2,497,783	$–
Shares
Sold	1,612,702	5,957,476
Issued in reinvestment of distributions	–	281,591
Redeemed	(1,688,213)	(4,809,523)
Net increase (decrease)	(75,511)	1,429,544

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Construction and Housing Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$53.16	$59.74	$57.48	$52.01	$40.01	$37.43
Income from Investment Operations
Net investment income (loss)B	.29	.33	.29	.26	.19	.21
Net realized and unrealized gain (loss)	7.67	(5.02)	8.53	9.65	12.47	2.62
Total from investment operations	7.96	(4.69)	8.82	9.91	12.66	2.83
Distributions from net investment income	–	(.23)	(.29)	(.30)	(.14)	(.25)
Distributions from net realized gain	–	(1.66)	(6.28)	(4.14)	(.53)	–
Total distributions	–	(1.89)	(6.56)C	(4.44)	(.67)	(.25)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	.01	–D
Net asset value, end of period	$61.12	$53.16	$59.74	$57.48	$52.01	$40.01
Total ReturnE,F	14.97%	(8.11)%	16.99%	19.84%	31.79%	7.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.81%	.82%	.81%	.86%	.96%
Expenses net of fee waivers, if any	.80%I	.80%	.82%	.81%	.86%	.96%
Expenses net of all reductions	.79%I	.80%	.82%	.81%	.86%	.96%
Net investment income (loss)	.97%I	.57%	.52%	.47%	.42%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$511,938	$449,303	$419,479	$376,750	$781,007	$171,514
Portfolio turnover rateJ	67%I	80%	71%	53%	47%	81%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $6.56 per share is comprised of distributions from net investment income of $.287 and distributions from net realized gain of $6.276 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	15.0	11.0
Home Depot, Inc.	8.5	9.1
The Walt Disney Co.	8.3	7.6
Charter Communications, Inc. Class A	7.4	5.5
NIKE, Inc. Class B	5.4	5.7
Starbucks Corp.	4.9	4.7
Ross Stores, Inc.	4.8	4.1
L Brands, Inc.	4.8	4.9
Hilton Worldwide Holdings, Inc.	4.5	4.1
Interpublic Group of Companies, Inc.	2.7	1.7
	66.3

Top Industries (% of fund's net assets)

As of August 31, 2016
Specialty Retail	25.8%
Media	23.6%
Internet & Catalog Retail	17.2%
Hotels, Restaurants & Leisure	15.0%
Textiles, Apparel & Luxury Goods	8.1%
All Others*	10.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Specialty Retail	23.8%
Media	22.1%
Hotels, Restaurants & Leisure	17.4%
Internet & Catalog Retail	13.3%
Textiles, Apparel & Luxury Goods	9.2%
All Others*	14.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Consumer Discretionary Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Auto Components - 1.6%
Auto Parts & Equipment - 1.6%
Tenneco, Inc. (a)	311,414	$17,386,244
Beverages - 1.5%
Distillers & Vintners - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	31,600	5,183,980
Soft Drinks - 1.0%
Monster Beverage Corp. (a)	69,640	10,716,900

TOTAL BEVERAGES		15,900,880

Food & Staples Retailing - 0.8%
Hypermarkets & Super Centers - 0.8%
Costco Wholesale Corp.	49,220	7,978,070
Hotels, Restaurants & Leisure - 15.0%
Casinos & Gaming - 1.6%
Las Vegas Sands Corp.	335,270	16,833,907
Hotels, Resorts & Cruise Lines - 5.0%
Accor SA	158,130	5,969,788
Hilton Worldwide Holdings, Inc.	1,985,578	47,395,747
		53,365,535
Leisure Facilities - 1.2%
Vail Resorts, Inc.	81,189	12,862,773
Restaurants - 7.2%
Buffalo Wild Wings, Inc. (a)	50,500	8,191,100
Del Frisco's Restaurant Group, Inc. (a)	193,557	2,913,033
Domino's Pizza, Inc.	42,000	6,281,940
McDonald's Corp.	58,460	6,761,484
Starbucks Corp.	925,400	52,035,242
		76,182,799

TOTAL HOTELS, RESTAURANTS & LEISURE		159,245,014

Household Durables - 0.7%
Household Appliances - 0.7%
Techtronic Industries Co. Ltd.	1,875,500	7,603,493
Household Products - 1.0%
Household Products - 1.0%
Spectrum Brands Holdings, Inc. (b)	79,140	10,620,588
Internet & Catalog Retail - 17.2%
Internet & Direct Marketing Re - 17.2%
Amazon.com, Inc. (a)	207,380	159,508,397
Liberty Interactive Corp. QVC Group Series A (a)	293,311	6,197,661
Ocado Group PLC (a)(b)	4,125,718	16,502,273
		182,208,331
Leisure Products - 0.9%
Leisure Products - 0.9%
Mattel, Inc.	298,400	9,885,992
Media - 23.3%
Advertising - 2.7%
Interpublic Group of Companies, Inc.	1,255,900	29,061,526
Cable & Satellite - 11.7%
Charter Communications, Inc. Class A (a)	304,699	78,371,630
Comcast Corp. Class A	372,000	24,276,720
DISH Network Corp. Class A (a)	53,537	2,689,164
Naspers Ltd. Class N	76,800	12,568,412
Sirius XM Holdings, Inc. (a)(b)	1,461,100	6,048,954
		123,954,880
Movies & Entertainment - 8.9%
The Walt Disney Co.	931,747	88,012,822
Time Warner, Inc.	77,800	6,100,298
		94,113,120

TOTAL MEDIA		247,129,526

Multiline Retail - 1.7%
General Merchandise Stores - 1.7%
B&M European Value Retail S.A.	2,363,449	8,547,213
Dollar Tree, Inc. (a)	120,471	9,962,952
		18,510,165
Software - 0.7%
Application Software - 0.7%
Mobileye NV (a)(b)	149,600	7,313,944
Specialty Retail - 25.8%
Apparel Retail - 11.9%
Inditex SA	199,497	7,071,205
L Brands, Inc.	664,125	50,612,966
Ross Stores, Inc.	818,659	50,953,336
TJX Companies, Inc.	211,995	16,416,893
Zumiez, Inc. (a)(b)	56,898	950,197
		126,004,597
Automotive Retail - 5.0%
Advance Auto Parts, Inc.	53,320	8,391,502
AutoZone, Inc. (a)	36,380	26,986,684
O'Reilly Automotive, Inc. (a)	64,986	18,192,831
		53,571,017
Home Improvement Retail - 8.5%
Home Depot, Inc.	670,200	89,887,224
Specialty Stores - 0.4%
Sally Beauty Holdings, Inc. (a)	153,000	4,164,660

TOTAL SPECIALTY RETAIL		273,627,498

Textiles, Apparel & Luxury Goods - 8.1%
Apparel, Accessories & Luxury Goods - 2.7%
G-III Apparel Group Ltd. (a)	245,126	7,738,628
Regina Miracle International Holdings Ltd. (b)	608,606	762,567
VF Corp.	329,900	20,470,295
		28,971,490
Footwear - 5.4%
NIKE, Inc. Class B	987,150	56,899,326

TOTAL TEXTILES, APPAREL & LUXURY GOODS		85,870,816

TOTAL COMMON STOCKS
(Cost $832,689,788)		1,043,280,561
	Principal Amount	Value

Convertible Bonds - 0.3%
Media - 0.3%
Cable & Satellite - 0.3%
DISH Network Corp. 3.375% 8/15/26(c)
(Cost $2,780,000)	$2,780,000	$2,899,888
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.42% (d)	11,712,256	11,712,256
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	28,328,535	28,328,535
TOTAL MONEY MARKET FUNDS
(Cost $40,040,791)		40,040,791
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $875,510,579)		1,086,221,240
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(25,465,292)
NET ASSETS - 100%		$1,060,755,948

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,899,888 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,020
Fidelity Securities Lending Cash Central Fund	763,519
Total	$807,539

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,043,280,561	$1,036,209,356	$7,071,205	$--
Convertible Bonds	2,899,888	--	2,899,888	--
Money Market Funds	40,040,791	40,040,791	--	--
Total Investments in Securities:	$1,086,221,240	$1,076,250,147	$9,971,093	$--

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,316,923) — See accompanying schedule: Unaffiliated issuers (cost $835,469,788)	$1,046,180,449
Fidelity Central Funds (cost $40,040,791)	40,040,791
Total Investments (cost $875,510,579)		$1,086,221,240
Cash		280
Receivable for investments sold		527,525
Receivable for fund shares sold		1,802,802
Dividends receivable		1,649,315
Interest receivable		5,994
Distributions receivable from Fidelity Central Funds		79,126
Prepaid expenses		8,855
Other receivables		19,766
Total assets		1,090,314,903
Liabilities
Payable for fund shares redeemed	$537,125
Accrued management fee	491,101
Other affiliated payables	179,333
Other payables and accrued expenses	22,861
Collateral on securities loaned, at value	28,328,535
Total liabilities		29,558,955
Net Assets		$1,060,755,948
Net Assets consist of:
Paid in capital		$876,136,310
Undistributed net investment income		5,181,238
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,267,043)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		210,705,443
Net Assets, for 29,710,576 shares outstanding		$1,060,755,948
Net Asset Value, offering price and redemption price per share ($1,060,755,948 ÷ 29,710,576 shares)		$35.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$8,662,344
Interest		5,994
Income from Fidelity Central Funds (including $763,519 from security lending)		807,539
Total income		9,475,877
Expenses
Management fee	$3,089,538
Transfer agent fees	921,381
Accounting and security lending fees	190,936
Custodian fees and expenses	11,810
Independent trustees' fees and expenses	12,367
Registration fees	25,223
Audit	24,830
Legal	8,851
Interest	85
Miscellaneous	7,966
Total expenses before reductions	4,292,987
Expense reductions	(36,469)	4,256,518
Net investment income (loss)		5,219,359
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,827,522
Foreign currency transactions	(33,561)
Total net realized gain (loss)		14,793,961
Change in net unrealized appreciation (depreciation) on: Investment securities	91,348,398
Assets and liabilities in foreign currencies	723
Total change in net unrealized appreciation (depreciation)		91,349,121
Net gain (loss)		106,143,082
Net increase (decrease) in net assets resulting from operations		$111,362,441

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,219,359	$8,431,034
Net realized gain (loss)	14,793,961	(30,256,761)
Change in net unrealized appreciation (depreciation)	91,349,121	(42,278,954)
Net increase (decrease) in net assets resulting from operations	111,362,441	(64,104,681)
Distributions to shareholders from net investment income	(1,183,620)	(6,151,529)
Distributions to shareholders from net realized gain	–	(36,964,370)
Total distributions	(1,183,620)	(43,115,899)
Share transactions
Proceeds from sales of shares	58,790,748	430,866,530
Reinvestment of distributions	1,165,901	42,462,193
Cost of shares redeemed	(228,403,839)	(326,103,388)
Net increase (decrease) in net assets resulting from share transactions	(168,447,190)	147,225,335
Redemption fees	3,136	28,212
Total increase (decrease) in net assets	(58,265,233)	40,032,967
Net Assets
Beginning of period	1,119,021,181	1,078,988,214
End of period	$1,060,755,948	$1,119,021,181
Other Information
Undistributed net investment income end of period	$5,181,238	$1,145,499
Shares
Sold	1,711,809	12,418,787
Issued in reinvestment of distributions	33,863	1,227,860
Redeemed	(6,598,778)	(9,712,724)
Net increase (decrease)	(4,853,106)	3,933,923

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Discretionary Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$32.38	$35.23	$33.30	$27.40	$25.97	$24.98
Income from Investment Operations
Net investment income (loss)B	.16	.24	.15	.04	.11	.17
Net realized and unrealized gain (loss)	3.20	(1.79)	4.39	8.67	3.70	1.91
Total from investment operations	3.36	(1.55)	4.54	8.71	3.81	2.08
Distributions from net investment income	(.04)	(.18)	(.11)	(.03)	(.11)	(.12)
Distributions from net realized gain	–	(1.13)	(2.51)	(2.77)	(2.27)	(.97)
Total distributions	(.04)	(1.30)C	(2.61)D	(2.81)E	(2.38)	(1.09)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$35.70	$32.38	$35.23	$33.30	$27.40	$25.97
Total ReturnG,H	10.37%	(4.60)%	14.79%	32.17%	15.38%	8.67%
Ratios to Average Net AssetsI,J
Expenses before reductions	.76%K	.77%	.79%	.82%	.86%	.89%
Expenses net of fee waivers, if any	.76%K	.77%	.79%	.82%	.86%	.89%
Expenses net of all reductions	.76%K	.76%	.79%	.81%	.84%	.88%
Net investment income (loss)	.93%K	.71%	.46%	.14%	.43%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,060,756	$1,119,021	$1,078,988	$557,868	$397,925	$278,524
Portfolio turnover rateL	26%K	69%	109%M	138%	170%	174%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $1.126 per share.

 D Total distributions of $2.61 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $2.508 per share.

 E Total distributions of $2.81 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.772 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Starbucks Corp.	21.0	20.6
McDonald's Corp.	10.8	9.3
Yum! Brands, Inc.	8.3	6.9
Las Vegas Sands Corp.	6.8	6.1
Marriott International, Inc. Class A	4.9	4.9
Wyndham Worldwide Corp.	4.7	4.8
Chipotle Mexican Grill, Inc.	4.1	4.5
Hilton Worldwide Holdings, Inc.	4.0	4.0
Vail Resorts, Inc.	2.9	2.7
MGM Mirage, Inc.	2.7	2.0
	70.2

Top Industries (% of fund's net assets)

As of August 31, 2016
Hotels, Restaurants & Leisure	90.3%
Diversified Consumer Services	4.4%
Internet Software & Services	1.6%
Commercial Services & Supplies	0.9%
Food Products	0.7%
All Others*	2.1%

As of February 29, 2016
Hotels, Restaurants & Leisure	88.1%
Diversified Consumer Services	5.8%
Commercial Services & Supplies	0.8%
Internet Software & Services	0.7%
Food Products	0.6%
All Others*	4.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Leisure Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
Commercial Services & Supplies - 0.9%
Diversified Support Services - 0.9%
KAR Auction Services, Inc.	87,000	$3,678,360
Diversified Consumer Services - 4.4%
Education Services - 1.5%
Houghton Mifflin Harcourt Co. (a)	367,932	5,868,515
Specialized Consumer Services - 2.9%
H&R Block, Inc.	174,900	3,788,334
ServiceMaster Global Holdings, Inc. (a)	212,034	7,910,989
		11,699,323

TOTAL DIVERSIFIED CONSUMER SERVICES		17,567,838

Food Products - 0.7%
Packaged Foods & Meats - 0.7%
Amplify Snack Brands, Inc. (a)(b)	46,400	785,552
Greencore Group PLC	372,300	1,715,989
		2,501,541
Hotels, Restaurants & Leisure - 90.3%
Casinos & Gaming - 9.7%
Boyd Gaming Corp. (a)	25,800	503,100
Las Vegas Sands Corp.	538,476	27,036,880
MGM Mirage, Inc. (a)	450,800	10,769,612
		38,309,592
Hotels, Resorts & Cruise Lines - 15.3%
Extended Stay America, Inc. unit	291,551	4,125,447
Hilton Worldwide Holdings, Inc.	657,693	15,699,132
Marriott International, Inc. Class A (b)	273,696	19,522,736
Royal Caribbean Cruises Ltd.	39,000	2,773,290
Wyndham Worldwide Corp.	260,402	18,433,858
		60,554,463
Leisure Facilities - 3.7%
Cedar Fair LP (depositary unit)	52,043	3,028,903
Vail Resorts, Inc.	73,592	11,659,181
		14,688,084
Restaurants - 61.6%
Buffalo Wild Wings, Inc. (a)	41,634	6,753,035
Chipotle Mexican Grill, Inc. (a)(b)	39,010	16,139,607
Dave & Buster's Entertainment, Inc. (a)	62,814	2,917,710
Del Frisco's Restaurant Group, Inc. (a)	181,600	2,733,080
Domino's Pizza, Inc.	70,000	10,469,900
Dunkin' Brands Group, Inc. (b)	99,700	4,880,315
Fiesta Restaurant Group, Inc. (a)	121,165	3,060,628
Habit Restaurants, Inc. Class A (a)(b)	12,200	186,904
Jack in the Box, Inc.	103,487	10,292,817
McDonald's Corp.	370,310	42,830,055
Panera Bread Co. Class A (a)	37,886	8,226,945
Papa John's International, Inc.	67,143	5,024,311
Ruth's Hospitality Group, Inc.	237,819	3,557,772
Sonic Corp.	280,963	8,060,828
Starbucks Corp.	1,482,300	83,349,727
Whitbread PLC	22,726	1,245,035
Wingstop, Inc. (b)	66,550	2,015,800
Yum! Brands, Inc.	360,836	32,731,434
		244,475,903

TOTAL HOTELS, RESTAURANTS & LEISURE		358,028,042

Household Durables - 0.1%
Household Appliances - 0.1%
Helen of Troy Ltd. (a)	4,600	415,564
Internet & Catalog Retail - 0.3%
Internet & Direct Marketing Re - 0.3%
Amazon.com, Inc. (a)	1,700	1,307,572
Internet Software & Services - 1.6%
Internet Software & Services - 1.6%
2U, Inc. (a)	83,885	2,964,496
Facebook, Inc. Class A (a)	17,300	2,181,876
JUST EAT Ltd. (a)	181,400	1,288,691
		6,435,063
IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Global Payments, Inc.	12,655	961,147
Visa, Inc. Class A	13,200	1,067,880
		2,029,027
Leisure Products - 0.2%
Leisure Products - 0.2%
Vista Outdoor, Inc. (a)	22,600	899,932
Media - 0.6%
Cable & Satellite - 0.3%
Charter Communications, Inc. Class A (a)	3,888	1,000,032
Movies & Entertainment - 0.3%
The Walt Disney Co.	12,200	1,152,412

TOTAL MEDIA		2,152,444

Specialty Retail - 0.5%
Apparel Retail - 0.3%
L Brands, Inc.	15,500	1,181,255
Specialty Stores - 0.2%
Sally Beauty Holdings, Inc. (a)	25,600	696,832

TOTAL SPECIALTY RETAIL		1,878,087

Textiles, Apparel & Luxury Goods - 0.1%
Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	4,465	481,148
TOTAL COMMON STOCKS
(Cost $245,662,952)		397,374,618

Money Market Funds - 8.9%
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)
(Cost $35,290,086)	35,290,086	35,290,086
TOTAL INVESTMENT PORTFOLIO - 109.1%
(Cost $280,953,038)		432,664,704
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(36,104,584)
NET ASSETS - 100%		$396,560,120

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,934
Fidelity Securities Lending Cash Central Fund	94,855
Total	$107,789

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,193,951) — See accompanying schedule: Unaffiliated issuers (cost $245,662,952)	$397,374,618
Fidelity Central Funds (cost $35,290,086)	35,290,086
Total Investments (cost $280,953,038)		$432,664,704
Receivable for investments sold		757,047
Receivable for fund shares sold		96,192
Dividends receivable		529,597
Distributions receivable from Fidelity Central Funds		17,941
Prepaid expenses		3,216
Other receivables		314
Total assets		434,069,011
Liabilities
Payable to custodian bank	$990,750
Payable for investments purchased	341,987
Payable for fund shares redeemed	609,364
Accrued management fee	182,596
Other affiliated payables	74,285
Other payables and accrued expenses	19,823
Collateral on securities loaned, at value	35,290,086
Total liabilities		37,508,891
Net Assets		$396,560,120
Net Assets consist of:
Paid in capital		$252,264,418
Undistributed net investment income		2,258,440
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,673,172)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		151,710,434
Net Assets, for 2,968,005 shares outstanding		$396,560,120
Net Asset Value, offering price and redemption price per share ($396,560,120 ÷ 2,968,005 shares)		$133.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$4,054,897
Income from Fidelity Central Funds (including $94,855 from security lending)		107,789
Total income		4,162,686
Expenses
Management fee	$1,137,673
Transfer agent fees	375,614
Accounting and security lending fees	83,530
Custodian fees and expenses	4,671
Independent trustees' fees and expenses	4,562
Registration fees	24,091
Audit	19,725
Legal	4,089
Interest	259
Miscellaneous	2,763
Total expenses before reductions	1,656,977
Expense reductions	(6,408)	1,650,569
Net investment income (loss)		2,512,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	212,610
Foreign currency transactions	(4,642)
Total net realized gain (loss)		207,968
Change in net unrealized appreciation (depreciation) on: Investment securities	13,546,196
Assets and liabilities in foreign currencies	294
Total change in net unrealized appreciation (depreciation)		13,546,490
Net gain (loss)		13,754,458
Net increase (decrease) in net assets resulting from operations		$16,266,575

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,512,117	$4,969,391
Net realized gain (loss)	207,968	6,756,248
Change in net unrealized appreciation (depreciation)	13,546,490	(31,612,720)
Net increase (decrease) in net assets resulting from operations	16,266,575	(19,887,081)
Distributions to shareholders from net investment income	–	(4,443,299)
Distributions to shareholders from net realized gain	–	(19,302,225)
Total distributions	–	(23,745,524)
Share transactions
Proceeds from sales of shares	30,587,637	153,197,305
Reinvestment of distributions	–	22,420,095
Cost of shares redeemed	(67,071,119)	(160,521,528)
Net increase (decrease) in net assets resulting from share transactions	(36,483,482)	15,095,872
Redemption fees	5,771	12,188
Total increase (decrease) in net assets	(20,211,136)	(28,524,545)
Net Assets
Beginning of period	416,771,256	445,295,801
End of period	$396,560,120	$416,771,256
Other Information
Undistributed net investment income end of period	$2,258,440	$–
Distributions in excess of net investment income end of period	$–	$(253,677)
Shares
Sold	232,629	1,101,279
Issued in reinvestment of distributions	–	170,326
Redeemed	(512,757)	(1,201,292)
Net increase (decrease)	(280,128)	70,313

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Leisure Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$128.31	$140.13	$135.06	$108.30	$106.53	$91.26
Income from Investment Operations
Net investment income (loss)B	.79	1.47	1.31	1.40C	1.40D	.64
Net realized and unrealized gain (loss)	4.51	(6.24)	14.80	35.09	6.22	14.73
Total from investment operations	5.30	(4.77)	16.11	36.49	7.62	15.37
Distributions from net investment income	–	(1.30)	(1.47)	(1.01)	(1.36)	(.09)
Distributions from net realized gain	–	(5.75)	(9.57)	(8.72)	(4.50)	(.01)
Total distributions	–	(7.05)	(11.04)	(9.73)	(5.86)	(.10)
Redemption fees added to paid in capitalB	–E	–E	–E	–E	.01	–E
Net asset value, end of period	$133.61	$128.31	$140.13	$135.06	$108.30	$106.53
Total ReturnF,G	4.13%	(3.48)%	12.91%	34.71%	7.52%	16.85%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.79%	.80%	.82%	.85%	.86%
Expenses net of fee waivers, if any	.80%J	.79%	.80%	.82%	.85%	.86%
Expenses net of all reductions	.80%J	.78%	.80%	.81%	.83%	.86%
Net investment income (loss)	1.21%J	1.08%	1.00%	1.13%C	1.33%D	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$396,560	$416,771	$445,296	$568,149	$347,701	$440,507
Portfolio turnover rateK	20%J	48%	32%L	65%	90%	77%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .79%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.53 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover ratio excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Multimedia Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Comcast Corp. Class A	21.9	19.1
The Walt Disney Co.	21.4	23.2
Charter Communications, Inc. Class A	9.0	5.1
Time Warner, Inc.	5.1	4.7
Facebook, Inc. Class A	3.6	3.6
Liberty Global PLC Class C	3.0	4.8
Live Nation Entertainment, Inc.	2.8	2.4
Starz Series A	2.8	2.1
Interpublic Group of Companies, Inc.	2.7	1.1
Twenty-First Century Fox, Inc. Class A	2.7	2.6
	75.0

Top Industries (% of fund's net assets)

As of August 31, 2016
Media	89.9%
Internet Software & Services	6.6%
Internet & Catalog Retail	3.8%
All Others**	(0.3)%

 * Not included in the pie chart.

As of February 29, 2016
Media	85.8%
Internet Software & Services	6.3%
Internet & Catalog Retail	6.0%
IT Services	1.6%
All Others*	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Multimedia Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
Internet & Catalog Retail - 3.8%
Internet & Direct Marketing Re - 3.8%
Expedia, Inc.	98,700	$10,770,144
Netflix, Inc. (a)	98,100	9,559,845
		20,329,989
Internet Software & Services - 6.6%
Internet Software & Services - 6.6%
Alphabet, Inc.:
Class A	10,100	7,977,485
Class C (a)	10,314	7,911,354
Facebook, Inc. Class A (a)	156,500	19,737,780
		35,626,619
Media - 89.9%
Advertising - 4.0%
Interpublic Group of Companies, Inc.	638,600	14,777,204
Omnicom Group, Inc.	78,600	6,769,818
		21,547,022
Broadcasting - 3.0%
CBS Corp. Class B	236,300	12,058,389
Cumulus Media, Inc. Class A (a)	210	84
Discovery Communications, Inc.:
Class A (a)	450	11,480
Class C (non-vtg.) (a)	158,500	3,933,970
Entercom Communications Corp. Class A	3,053	41,857
		16,045,780
Cable & Satellite - 41.7%
Charter Communications, Inc. Class A (a)	188,271	48,425,184
Comcast Corp. Class A	1,814,750	118,430,583
DISH Network Corp. Class A (a)	232,300	11,668,429
Liberty Broadband Corp.:
Class A (a)	35,623	2,402,771
Class C (a)	92,640	6,348,619
Liberty Global PLC:
Class A (a)	26,938	852,588
Class C (a)	532,047	16,403,009
LiLAC Class C (a)	66,382	1,895,870
Sirius XM Holdings, Inc. (a)(b)	898,800	3,721,032
Starz Series A (a)	480,600	14,989,914
		225,137,999
Movies & Entertainment - 41.2%
AMC Entertainment Holdings, Inc. Class A (b)	12,185	370,546
Carmike Cinemas, Inc. (a)	88,200	2,830,338
Liberty Media Corp.:
Liberty Braves Class C (a)	20,898	343,981
Liberty Media Class C (a)	52,246	1,110,750
Liberty SiriusXM Class C (a)	373,386	12,407,617
Lions Gate Entertainment Corp. (b)	479,377	10,047,742
Live Nation Entertainment, Inc. (a)	574,300	15,345,296
The Madison Square Garden Co. (a)	65,899	11,904,654
The Walt Disney Co.	1,220,904	115,326,592
Time Warner, Inc.	350,382	27,473,453
Twenty-First Century Fox, Inc. Class A	593,707	14,569,570
Viacom, Inc. Class B (non-vtg.)	261,600	10,552,944
		222,283,483
Publishing - 0.0%
Gannett Co., Inc.	6,937	82,758

TOTAL MEDIA		485,097,042

TOTAL COMMON STOCKS
(Cost $316,886,530)		541,053,650

Money Market Funds - 2.7%
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)
(Cost $14,377,531)	14,377,531	14,377,531
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $331,264,061)		555,431,181
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(15,922,916)
NET ASSETS - 100%		$539,508,265

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,327
Fidelity Securities Lending Cash Central Fund	441,348
Total	$443,675

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,019,107) — See accompanying schedule: Unaffiliated issuers (cost $316,886,530)	$541,053,650
Fidelity Central Funds (cost $14,377,531)	14,377,531
Total Investments (cost $331,264,061)		$555,431,181
Receivable for fund shares sold		77,776
Dividends receivable		262,710
Distributions receivable from Fidelity Central Funds		26,105
Prepaid expenses		4,354
Other receivables		1,660
Total assets		555,803,786
Liabilities
Payable to custodian bank	$581,794
Payable for fund shares redeemed	945,430
Accrued management fee	251,539
Other affiliated payables	119,325
Other payables and accrued expenses	19,902
Collateral on securities loaned, at value	14,377,531
Total liabilities		16,295,521
Net Assets		$539,508,265
Net Assets consist of:
Paid in capital		$301,066,725
Undistributed net investment income		1,113,790
Accumulated undistributed net realized gain (loss) on investments		13,160,630
Net unrealized appreciation (depreciation) on investments		224,167,120
Net Assets, for 7,472,959 shares outstanding		$539,508,265
Net Asset Value, offering price and redemption price per share ($539,508,265 ÷ 7,472,959 shares)		$72.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$3,038,588
Income from Fidelity Central Funds (including $441,348 from security lending)		443,675
Total income		3,482,263
Expenses
Management fee	$1,572,251
Transfer agent fees	626,913
Accounting and security lending fees	112,058
Custodian fees and expenses	5,120
Independent trustees' fees and expenses	6,320
Registration fees	17,261
Audit	19,274
Legal	4,189
Interest	302
Miscellaneous	5,285
Total expenses before reductions	2,368,973
Expense reductions	(6,800)	2,362,173
Net investment income (loss)		1,120,090
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,405,603
Total net realized gain (loss)		14,405,603
Change in net unrealized appreciation (depreciation) on investment securities		31,166,275
Net gain (loss)		45,571,878
Net increase (decrease) in net assets resulting from operations		$46,691,968

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,120,090	$2,549,854
Net realized gain (loss)	14,405,603	54,342,127
Change in net unrealized appreciation (depreciation)	31,166,275	(136,778,350)
Net increase (decrease) in net assets resulting from operations	46,691,968	(79,886,369)
Distributions to shareholders from net investment income	(527,269)	(1,958,887)
Distributions to shareholders from net realized gain	(16,093,890)	(45,417,906)
Total distributions	(16,621,159)	(47,376,793)
Share transactions
Proceeds from sales of shares	14,966,321	135,578,462
Reinvestment of distributions	15,964,631	45,576,045
Cost of shares redeemed	(97,612,503)	(280,779,334)
Net increase (decrease) in net assets resulting from share transactions	(66,681,551)	(99,624,827)
Redemption fees	572	18,383
Total increase (decrease) in net assets	(36,610,170)	(226,869,606)
Net Assets
Beginning of period	576,118,435	802,988,041
End of period	$539,508,265	$576,118,435
Other Information
Undistributed net investment income end of period	$1,113,790	$520,969
Shares
Sold	207,769	1,657,134
Issued in reinvestment of distributions	225,235	601,289
Redeemed	(1,359,611)	(3,594,976)
Net increase (decrease)	(926,607)	(1,336,553)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Multimedia Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$68.59	$82.48	$81.74	$61.55	$48.48	$47.80
Income from Investment Operations
Net investment income (loss)B	.14	.27	.22	.20	.53C	.29
Net realized and unrealized gain (loss)	5.51	(8.82)	7.62	22.46	12.96	.96
Total from investment operations	5.65	(8.55)	7.84	22.66	13.49	1.25
Distributions from net investment income	(.07)	(.23)	(.20)	(.19)	(.43)	(.32)
Distributions from net realized gain	(1.98)	(5.12)	(6.89)	(2.30)	–	(.25)
Total distributions	(2.05)	(5.34)D	(7.10)E	(2.48)F	(.43)	(.57)
Redemption fees added to paid in capitalB	–G	–G	–G	.01	.01	–G
Net asset value, end of period	$72.19	$68.59	$82.48	$81.74	$61.55	$48.48
Total ReturnH,I	8.29%	(10.88)%	10.16%	37.01%	27.91%	2.73%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.83%L	.81%	.81%	.81%	.88%	.90%
Expenses net of fee waivers, if any	.83%L	.81%	.81%	.81%	.88%	.90%
Expenses net of all reductions	.82%L	.80%	.81%	.80%	.88%	.90%
Net investment income (loss)	.39%L	.34%	.27%	.27%	.97%C	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$539,508	$576,118	$802,988	$1,008,988	$657,366	$183,157
Portfolio turnover rateM	20%L	42%	55%	111%	30%	85%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

 D Total distributions of $5.34 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $5.115 per share.

 E Total distributions of $7.10 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $6.892 per share.

 F Total distributions of $2.48 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $2.295 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	24.8	19.2
Home Depot, Inc.	18.8	19.3
TJX Companies, Inc.	5.5	5.5
Priceline Group, Inc.	5.0	5.1
O'Reilly Automotive, Inc.	4.9	4.7
Netflix, Inc.	4.6	4.9
AutoZone, Inc.	4.5	4.8
Ross Stores, Inc.	3.5	3.4
Ulta Salon, Cosmetics & Fragrance, Inc.	2.8	2.0
L Brands, Inc.	2.7	3.7
	77.1

Top Industries (% of fund's net assets)

As of August 31, 2016
Specialty Retail	47.7%
Internet & Catalog Retail	34.4%
Textiles, Apparel & Luxury Goods	7.1%
Hotels, Restaurants & Leisure	2.3%
Internet Software & Services	2.1%
All Others*	6.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Specialty Retail	49.1%
Internet & Catalog Retail	29.2%
Textiles, Apparel & Luxury Goods	8.7%
Hotels, Restaurants & Leisure	2.4%
Food & Staples Retailing	1.7%
All Others*	8.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Retailing Portfolio

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Food & Staples Retailing - 1.4%
Drug Retail - 0.5%
CVS Health Corp.	107,100	$10,003,140
Hypermarkets & Super Centers - 0.9%
Costco Wholesale Corp.	113,543	18,404,185

TOTAL FOOD & STAPLES RETAILING		28,407,325

Food Products - 0.7%
Packaged Foods & Meats - 0.7%
Associated British Foods PLC	396,100	15,817,418
Hotels, Restaurants & Leisure - 2.3%
Restaurants - 2.3%
Chipotle Mexican Grill, Inc. (a)(b)	16,900	6,992,037
Dave & Buster's Entertainment, Inc. (a)	361,800	16,805,610
Starbucks Corp.	413,100	23,228,613
		47,026,260
Household Durables - 1.6%
Home Furnishings - 0.4%
Tempur Sealy International, Inc. (a)(b)	96,000	7,528,320
Household Appliances - 1.2%
Techtronic Industries Co. Ltd.	6,183,500	25,068,620

TOTAL HOUSEHOLD DURABLES		32,596,940

Internet & Catalog Retail - 34.4%
Internet & Direct Marketing Re - 34.4%
Amazon.com, Inc. (a)	666,080	512,322,093
Netflix, Inc. (a)	987,200	96,202,640
Priceline Group, Inc. (a)	73,020	103,449,625
		711,974,358
Internet Software & Services - 2.1%
Internet Software & Services - 2.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	198,200	19,263,058
Facebook, Inc. Class A (a)	187,000	23,584,440
		42,847,498
Multiline Retail - 1.3%
Department Stores - 0.6%
Macy's, Inc.	353,800	12,800,484
General Merchandise Stores - 0.7%
B&M European Value Retail S.A.	1,745,251	6,311,552
Dollar General Corp.	110,100	8,082,441
		14,393,993

TOTAL MULTILINE RETAIL		27,194,477

Specialty Retail - 47.7%
Apparel Retail - 12.8%
Inditex SA	638,645	22,636,881
L Brands, Inc.	721,483	54,984,219
Ross Stores, Inc.	1,176,500	73,225,360
TJX Companies, Inc.	1,477,100	114,386,624
		265,233,084
Automotive Retail - 9.4%
AutoZone, Inc. (a)	127,163	94,329,513
O'Reilly Automotive, Inc. (a)	360,486	100,918,056
		195,247,569
Home Improvement Retail - 20.4%
Home Depot, Inc.	2,899,500	388,880,940
Lowe's Companies, Inc.	431,900	33,066,264
		421,947,204
Homefurnishing Retail - 0.2%
Restoration Hardware Holdings, Inc. (a)	102,100	3,443,833
Specialty Stores - 4.9%
Signet Jewelers Ltd.	246,700	20,224,466
Tiffany & Co., Inc.	58,600	4,182,282
Tractor Supply Co.	233,100	19,568,745
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	236,100	58,366,281
		102,341,774

TOTAL SPECIALTY RETAIL		988,213,464

Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	89,500	9,495,950
Textiles, Apparel & Luxury Goods - 7.1%
Apparel, Accessories & Luxury Goods - 6.0%
adidas AG	30,300	5,036,107
Coach, Inc.	93,500	3,569,830
G-III Apparel Group Ltd. (a)	1,044,426	32,972,529
Kate Spade & Co. (a)	754,200	14,073,372
lululemon athletica, Inc. (a)	292,257	22,360,583
PVH Corp.	113,900	12,273,864
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	259,200	10,272,096
Class C (non-vtg.)	261,039	9,306,040
VF Corp.	215,800	13,390,390
		123,254,811
Footwear - 1.1%
NIKE, Inc. Class B	401,440	23,139,002

TOTAL TEXTILES, APPAREL & LUXURY GOODS		146,393,813

TOTAL COMMON STOCKS
(Cost $1,445,243,963)		2,049,967,503
	Principal Amount	Value

Convertible Bonds - 0.1%
Software - 0.1%
Home Entertainment Software - 0.1%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	1,000,000	2,272,500
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.42% (c)	16,257,444	16,257,444
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	16,912,105	16,912,105
TOTAL MONEY MARKET FUNDS
(Cost $33,169,549)		33,169,549
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,479,413,512)		2,085,409,552
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(15,470,202)
NET ASSETS - 100%		$2,069,939,350

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,309
Fidelity Securities Lending Cash Central Fund	46,785
Total	$122,094

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,049,967,503	$2,022,294,515	$27,672,988	$--
Convertible Bonds	2,272,500	--	2,272,500	--
Money Market Funds	33,169,549	33,169,549	--	--
Total Investments in Securities:	$2,085,409,552	$2,055,464,064	$29,945,488	$--

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,039,374) — See accompanying schedule: Unaffiliated issuers (cost $1,446,243,963)	$2,052,240,003
Fidelity Central Funds (cost $33,169,549)	33,169,549
Total Investments (cost $1,479,413,512)		$2,085,409,552
Receivable for investments sold		851,953
Receivable for fund shares sold		2,911,620
Dividends receivable		3,134,112
Interest receivable		4,375
Distributions receivable from Fidelity Central Funds		16,308
Prepaid expenses		17,475
Other receivables		293
Total assets		2,092,345,688
Liabilities
Payable for fund shares redeemed	$4,131,053
Accrued management fee	959,985
Other affiliated payables	380,026
Other payables and accrued expenses	23,169
Collateral on securities loaned, at value	16,912,105
Total liabilities		22,406,338
Net Assets		$2,069,939,350
Net Assets consist of:
Paid in capital		$1,507,569,120
Undistributed net investment income		2,772,914
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(46,391,535)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		605,988,851
Net Assets, for 18,901,191 shares outstanding		$2,069,939,350
Net Asset Value, offering price and redemption price per share ($2,069,939,350 ÷ 18,901,191 shares)		$109.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$10,597,555
Interest		8,750
Income from Fidelity Central Funds (including $46,785 from security lending)		122,094
Total income		10,728,399
Expenses
Management fee	$5,573,536
Transfer agent fees	1,915,285
Accounting and security lending fees	309,997
Custodian fees and expenses	15,218
Independent trustees' fees and expenses	21,709
Registration fees	63,733
Audit	19,525
Legal	12,849
Miscellaneous	8,151
Total expenses before reductions	7,940,003
Expense reductions	(17,701)	7,922,302
Net investment income (loss)		2,806,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,151,454)
Foreign currency transactions	(35,910)
Total net realized gain (loss)		(8,187,364)
Change in net unrealized appreciation (depreciation) on: Investment securities	208,938,413
Assets and liabilities in foreign currencies	2,221
Total change in net unrealized appreciation (depreciation)		208,940,634
Net gain (loss)		200,753,270
Net increase (decrease) in net assets resulting from operations		$203,559,367

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,806,097	$1,799,487
Net realized gain (loss)	(8,187,364)	(37,105,898)
Change in net unrealized appreciation (depreciation)	208,940,634	29,383,473
Net increase (decrease) in net assets resulting from operations	203,559,367	(5,922,938)
Distributions to shareholders from net investment income	(153,901)	(2,519,114)
Distributions to shareholders from net realized gain	–	(11,161,013)
Total distributions	(153,901)	(13,680,127)
Share transactions
Proceeds from sales of shares	602,914,520	1,567,283,062
Reinvestment of distributions	147,760	13,184,083
Cost of shares redeemed	(586,574,953)	(626,245,827)
Net increase (decrease) in net assets resulting from share transactions	16,487,327	954,221,318
Redemption fees	51,026	200,057
Total increase (decrease) in net assets	219,943,819	934,818,310
Net Assets
Beginning of period	1,849,995,531	915,177,221
End of period	$2,069,939,350	$1,849,995,531
Other Information
Undistributed net investment income end of period	$2,772,914	$120,718
Shares
Sold	5,719,658	15,421,390
Issued in reinvestment of distributions	1,398	136,859
Redeemed	(5,545,329)	(6,439,576)
Net increase (decrease)	175,727	9,118,673

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Retailing Portfolio

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$98.80	$95.26	$88.40	$66.59	$57.54	$53.68
Income from Investment Operations
Net investment income (loss)B	.15	.13C	.31D	.15E	.52F	.49G
Net realized and unrealized gain (loss)	10.57	4.69H	13.72	23.64	10.27	7.46
Total from investment operations	10.72	4.82	14.03	23.79	10.79	7.95
Distributions from net investment income	(.01)	(.18)	(.17)	(.12)	(.38)	(.34)
Distributions from net realized gain	–	(1.10)	(7.01)	(1.86)	(1.36)	(3.76)
Total distributions	(.01)	(1.29)I	(7.17)J	(1.99)K	(1.75)L	(4.10)
Redemption fees added to paid in capitalB	–M	.01	–M	.01	.01	.01
Net asset value, end of period	$109.51	$98.80	$95.26	$88.40	$66.59	$57.54
Total ReturnN,O	10.85%	5.11%	17.29%	35.82%	18.98%	15.70%
Ratios to Average Net AssetsP,Q
Expenses before reductions	.78%R	.81%	.81%	.83%	.86%	.90%
Expenses net of fee waivers, if any	.78%R	.80%	.81%	.83%	.86%	.90%
Expenses net of all reductions	.78%R	.80%	.81%	.82%	.84%	.88%
Net investment income (loss)	.28%R	.14%C	.36%D	.18%E	.83%F	.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,069,939	$1,849,996	$915,177	$1,063,920	$643,082	$344,743
Portfolio turnover rateS	4%R	11%	31%	72%	119%	217%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been .08%.

 F Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been .53%.

 G Net Investment income per share reflects a large, non-recurring dividend which amounted to $.28 per share. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been .40%.

 H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 I Total distributions of $1.29 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $1.103 per share.

 J Total distributions of $7.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $7.006 per share.

 K Total distributions of $1.99 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $1.861 per share.

 L Total distributions of $1.75 per share is comprised of distributions from net investment income of $.383 and distributions from net realized gain of $1.364 per share.

 M Amount represents less than $.005 per share.

 N Total returns for periods of less than one year are not annualized.

 O Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 P Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 Q Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 R Annualized

 S Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Automotive Portfolio	$52,420,561	$17,311,870	$(1,737,323)	$15,574,457
Construction and Housing Portfolio	385,868,354	153,623,099	(9,055,783)	144,567,316
Consumer Discretionary Portfolio	876,309,198	237,825,553	(27,913,511)	209,912,042
Leisure Portfolio	285,883,675	161,499,800	(14,718,771)	146,781,029
Multimedia Portfolio	335,867,162	231,935,073	(12,371,054)	219,564,019
Retailing Portfolio	1,480,871,662	672,703,393	(68,165,503)	604,537,890

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Retailing Portfolio	$(31,764,292)	$(4,303,883)	$(36,068,175)	$(36,068,175)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to February 29, 2016. Loss deferrals were as follows:

Capital losses
Construction and Housing Portfolio	$(14,805,738)
Consumer Discretionary Portfolio	(43,516,439)
Leisure Portfolio	(4,638,522)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	20,613,239	31,882,814
Construction and Housing Portfolio	168,127,282	168,306,382
Consumer Discretionary Portfolio	143,267,730	279,129,056
Leisure Portfolio	39,666,289	61,211,393
Multimedia Portfolio	56,239,918	134,855,710
Retailing Portfolio	95,393,511	44,263,934

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.25%	.55%
Construction and Housing Portfolio	.30%	.25%	.55%
Consumer Discretionary Portfolio	.30%	.25%	.55%
Leisure Portfolio	.30%	.25%	.55%
Multimedia Portfolio	.30%	.25%	.55%
Retailing Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.23%
Construction and Housing Portfolio	.18%
Consumer Discretionary Portfolio	.16%
Leisure Portfolio	.18%
Multimedia Portfolio	.22%
Retailing Portfolio	.19%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$600
Construction and Housing Portfolio	6,308
Consumer Discretionary Portfolio	4,607
Leisure Portfolio	1,051
Multimedia Portfolio	1,953
Retailing Portfolio	828

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Leisure Portfolio	Borrower	$5,269,667.59%		$259
Multimedia Portfolio	Borrower	9,247,000.59%		302
Consumer Discretionary Portfolio	Borrower	5,276,000.58%		85

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Automotive Portfolio	$99
Construction and Housing Portfolio	701
Consumer Discretionary Portfolio	1,595
Leisure Portfolio	579
Multimedia Portfolio	816
Retailing Portfolio	2,752

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain invested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Automotive Portfolio	$1,698	$–
Construction and Housing Portfolio	21,909	–
Consumer Discretionary Portfolio	31,942	14
Leisure Portfolio	4,741	–
Multimedia Portfolio	4,395	–
Retailing Portfolio	10,692	34

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Automotive Portfolio	$349
Construction and Housing Portfolio	2,122
Consumer Discretionary Portfolio	4,513
Leisure Portfolio	1,667
Multimedia Portfolio	2,405
Retailing Portfolio	6,975

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	Strategic Advisers Core Fund
Construction and Housing Portfolio	–	13%	–
Consumer Discretionary Portfolio	14%	19%	27%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

% of shares held
Construction and Housing Portfolio	25%
Consumer Discretionary Portfolio	67%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Automotive Portfolio	.95%
Actual		$1,000.00	$1,105.90	$5.04
Hypothetical-C		$1,000.00	$1,020.42	$4.84
Construction and Housing Portfolio	.80%
Actual		$1,000.00	$1,149.70	$4.33
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Consumer Discretionary Portfolio	.76%
Actual		$1,000.00	$1,103.70	$4.03
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Leisure Portfolio	.80%
Actual		$1,000.00	$1,041.30	$4.12
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Multimedia Portfolio	.83%
Actual		$1,000.00	$1,082.90	$4.36
Hypothetical-C		$1,000.00	$1,021.02	$4.23
Retailing Portfolio	.78%
Actual		$1,000.00	$1,108.50	$4.15
Hypothetical-C		$1,000.00	$1,021.27	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCON-SANN-1016
1.813637.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2016